UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22027

                                      FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                   Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                     Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BRADESCO LATIN AMERICAN EQUITY FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six Months†	1 Year	Since Inception
Institutional Class	-23.07%	-35.20%	-20.14%*
MSCI EM (Emerging Markets) Latin America Net
Total Return Index	-24.61%	-34.83%	-19.43%**
Retail Class	-23.21%	-35.41%	-30.41%*
MSCI EM (Emerging Markets) Latin America Net
Total Return Index	-24.61%	-34.83%	-29.70%**

†	Not Annualized.

*	Institutional Class Shares and Retail Class Shares of the Bradesco Latin American Equity Fund (“the “Fund”) commenced operations on December 20, 2013 and June 9, 2014, respectively.

**	Benchmark performance is from each class shares respective commencement date and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5705.

The Fund’s total gross and net operating expense ratio, as stated in the current prospectus dated September 1, 2015, is 3.28% and 1.76%, 3.53% and 2.01%, respectively, of the Fund’s average daily net assets for Institutional Class and Retail Class Shares, respectively, which may differ from the actual expenses incurred by the Fund for the period covered by this report. A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. The redemption fee is not reflected in the returns shown above. BRAM US LLC (“BRAM US” or the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses”, excluding taxes, any class specific fees and expenses (such as Rule12b-1 distribution fees, shareholder service fees or transfer agency fees) “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions, do not exceed 1.75% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2016, unless the Board of Trustees of the FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the MSCI EM (Emerging Markets) Latin America Net Total Return Index (net of foreign withholding taxes). The MSCI EM Latin America Net Total Return Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets in Latin America. The MSCI EM Latin America Net Total Return Index consists of the following 5 emerging market country indexes: Brazil, Chile, Colombia, Mexico, and Peru. An index is unmanaged and it is not possible to invest in an index.

The Fund is non-diversified which means it may be invested in a limited number of issuers geographically particularly Latin America and more susceptible to any economic, political and regulatory events. The Fund invests primarily in

1

BRADESCO LATIN AMERICAN EQUITY FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2015

(Unaudited)

markets of emerging countries which are riskier and may be considered speculative. In addition, many emerging securities markets have far lower trading volumes, currency devaluation risk and less liquidity than developed markets. The Fund may invest in derivatives (futures, options, and swaps), depositary receipts and small to mid-capitalization companies all of which may cause greater volatility and less liquidity. Funds that invest in derivatives are subject to the risks of the underlying securities which may be more sensitive to changes in market conditions and may amplify risks. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign securities are subject to political, social, or economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets.

2

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six Months†	1 Year	Since Inception
Institutional Class	-7.85%	-9.41%	-2.22%*
CS Latin America Corporate Index 0-6Y A/B Buckets	-3.74%	-5.04%	0.20%**
Retail Class	-7.94%	-9.63%	-7.16%*
CS Latin America Corporate Index 0-6Y A/B Buckets	-3.74%*	-5.04%	-3.77%**

†	Not Annualized.

*	Institutional Class Shares and Retail Class Shares of the Bradesco Latin American Hard Currency Bond Fund (the “Fund”) commenced operations on December 20, 2013 and June 9, 2014, respectively.

**	Benchmark performance is from each class shares respective commencement date and is not the commencement date of the benchmark itself.

The performance data includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5705.

The Fund’s total gross and net operating expense ratio, as stated in the current prospectus dated September 1, 2015, is 2.84% and 1.53%, 3.09% and 1.78%, respectively, of the Fund’s average daily net assets for Institutional Class and Retail Class Shares, respectively, which may differ from the actual expenses incurred by the Fund for the period covered by this report. A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. The redemption fee is not reflected in the returns shown above. BRAM US LLC (“BRAM US” or the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses”, excluding taxes, any class specific fees and expenses (such as Rule12b-1 distribution fees, shareholder service fees or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions, do not exceed 1.50% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2016, unless the Board of Trustees of the FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Credit Suisse (“CS”) Latin America Corporate Index 0-6Y A/B Buckets. The CS Latin America Corporate Index 0-6Y A/B Buckets is a subset index of the CS-Latin America Corporate Index (“LACI”). It contains bonds with less than 6 years to maturity and rated “B-” or higher [composite of Moody’s, S&P, and Fitch ratings as determined by Credit Suisse’s methodology]. CS LACI Index is a diversified basket of liquid, tradable Latin American corporate bond issues that are denominated in US dollars. This index provides a region-specific benchmark that represents characteristics, pricing, and total return performance of different asset classes within the Latin American corporate bond universe. The index is divided into three different categories, including supranational, quasi-sovereign, and corporate bonds and can be broken down by country of issuance. An index is unmanaged and it is not possible to invest in an index.

3

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2015

(Unaudited)

The Fund is non-diversified which means it may be invested in a limited number of issuers particularly in Latin America and more susceptible to any economic, political and regulatory events. The Fund invests primarily in markets of emerging countries which are riskier and may be considered speculative as well as derivatives which may amplify volatility. In addition, many emerging securities markets have far lower trading volumes, currency devaluation risk and less liquidity than developed markets. The Fund invests in below investment grade bonds (known as “junk bonds”) and may be less liquid and subject to greater volatility. The Fund is subject to the same risks as the underlying bonds in the portfolio such as credit, prepayment, sovereign debt, call and interest rate risk. As interest rates rise the value of bond prices will decline.

Foreign securities are subject to political, social, or economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets.

4

BRADESCO FUNDS

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Bradesco Funds (each a “Fund” and together, the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015, through October 31, 2015 and held for the entire period.

Actual Expenses

The first line for each Fund in the accompanying tables provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying tables provide information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

BRADESCO FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2015

(Unaudited)

	Bradesco Latin American Equity Fund
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period*
Institutional Class
Actual	$1,000.00	$ 769.30	$ 7.78
Hypothetical (5% return before expenses)	1,000.00	1,016.34	8.87
Retail Class
Actual	$1,000.00	$ 767.90	$ 8.89
Hypothetical (5% return before expenses)	1,000.00	1,015.08	10.13

	Bradesco Latin American Hard Currency Bond Fund
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period**
Institutional Class
Actual	$1,000.00	$ 921.50	$7.25
Hypothetical (5% return before expenses)	1,000.00	1,017.60	7.61
Retail Class
Actual	$1,000.00	$ 920.60	$8.44
Hypothetical (5% return before expenses)	1,000.00	1,016.34	8.87

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2015 of 1.75% and 2.00% for the Institutional Class and the Retail Class Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six month total returns for the Fund of (23.07)% and (23.21)% for the Institutional Class and the Retail Class Shares, respectively.

**

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2015 of 1.50% and 1.75% for the Institutional Class and the Retail Class Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six month total returns for the Fund of (7.85)% and (7.94)% for the Institutional Class and the Retail Class Shares, respectively.

6

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCK:
Beverages	14.5%	$1,752,623
Commercial Services	6.5	781,675
Banks	6.1	737,431
Consumer Services	5.8	698,216
Food	5.7	689,692
Holding Companies-Diversified	5.6	681,701
Airline	5.5	669,142
Chemicals	4.6	559,412
Electric	4.5	542,423
Insurance	4.4	538,683
Telecommunications	3.7	452,374
REITS	2.4	292,629
Building Materials	2.1	252,924
Materials	1.7	200,925
Transportation	1.6	197,939
Media	1.4	174,840
Utilities	1.0	119,360
Retails	1.0	119,345
Preferred Stocks	17.5	2,113,505
Registered Investment Company	4.1	497,331
Other Assets in Excess of Liabilities	0.3	39,240

NET ASSETS	100.0%	$12,111,410

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 78.1%
Belgium — 0.5%
Anheuser-Busch InBev NV, SP ADR	550	$65,632

Brazil — 28.5%
AMBEV SA, SP ADR	129,000	628,230
BB Seguridade Participacoes SA	78,100	538,683
BRF SA, ADR	31,400	481,362
Localiza Rent a Car SA	40,200	271,019
Rumo Logistica Operadora Multimodal SA*	104,000	197,939
Ultrapar Participacoes SA	32,200	559,412
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,973	510,656
WEG SA	69,500	259,506

		3,446,807

Chile — 7.8%
Banco Santander Chile, ADR	6,600	125,334
Colbun SA	450,000	119,360
Empresa Nacional de Electricidad SA	185,515	232,415
Empresas CMPC SA	81,400	200,925
SACI Falabella	17,800	119,345
Vina Concha Y Toro SA	86,500	147,133

		944,512

Colombia — 0.9%
Grupo De Inversiones Suramericana SA	8,600	109,185

Mexico — 38.2%
Alfa SAB de CV, Class A	151,000	313,010

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — (Continued)
America Movil SAB de CV, SP ADR, Class L	25,400	$452,374
Banregio Grupo Financiero SAB de CV	41,000	219,473
Cemex SAB de CV, SP ADR*	40,083	252,924
Concentradora Fibra Danhos SA de CV REIT	125,450	292,629
Fomento Economico Mexicano SAB de CV, SP ADR	9,200	911,628
Gruma SAB de CV, Class B	13,500	208,330
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	7,000	287,910
Grupo Aeroportuario Del Sureste SAB de CV, Class B	24,600	381,232
Grupo Financiero Banorte SAB de CV, Class O	22,600	120,992
Grupo Televisa SA, SP ADR	6,000	174,840
Infraestructura Energetica Nova SAB de CV	64,500	310,008
Rassini SAB de CV	91,700	359,188
Wal-mart de Mexico SAB de CV	128,000	339,028

		4,623,566

Peru — 2.2%
Credicorp Ltd.	2,400	271,632

TOTAL COMMON STOCKS (Cost $11,007,761)		9,461,334

The accompanying notes are an integral part of the financial statements.

8

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

	Number of Shares	Value

PREFERRED STOCKS — 17.5%
Brazil — 16.3%
Itau Unibanco Holding SA, ADR	118,200	$809,670
Itausa - Investimentos Itau Sa	467,200	872,241
Petroleo Brasileiro SA, SP ADR*	29,000	115,710
Suzano Papel e Celulose SA	20,400	87,545
Vale SA, SP ADR	24,600	88,560

		1,973,726

Colombia — 1.2%
Banco Davivienda SA	17,000	139,779

TOTAL PREFERRED STOCKS (Cost $3,399,063)		2,113,505

REGISTERED INVESTMENT COMPANY — 4.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(a)	497,331	497,331

TOTAL REGISTERED INVESTMENT COMPANY (Cost $497,331)		497,331

TOTAL INVESTMENTS - 99.7% (Cost $14,904,155)		12,072,170
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		39,240

NET ASSETS - 100.0%		$12,111,410

(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2015.
*	Non-income producing.

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

9

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
SECURITY TYPE:
Corporate Bonds and Notes	81.6%	$11,586,230
Government Bonds	11.3	1,602,800
Registered Investment Company	5.1	718,980

Other Assets in Excess of Liabilities	2.0	287,061

NET ASSETS	100.0%	$14,195,071

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 81.6%
Austria — 0.1%
Oas Investments GmbH 8.25%, 10/19/2019(a)(b)	$200,000	$14,000

Brazil — 33.5%
Banco do Brasil SA 5.88%, 01/19/2023	700,000	610,750
Banco Santander Brasil SA 4.63%, 02/13/2017	200,000	202,100
BM&FBovespa SA 5.50%, 07/16/2020	1,000,000	1,020,000
Embraer SA 5.15%, 06/15/2022	500,000	501,250
Hypermarcas SA 6.50%, 04/20/2021(b)	1,000,000	1,002,500
Itau Unibanco Holding SA 5.75%, 01/22/2021	200,000	200,000
Itau Unibanco Holding SA 5.65%, 03/19/2022	300,000	283,500
Itau Unibanco Holding SA 5.50%, 08/06/2022	200,000	187,176
Samarco Mineracao SA 4.13%, 11/01/2022	500,000	415,625
Votorantim Cimentos SA 7.25%, 04/05/2041	400,000	335,120

		4,758,021

Cayman Islands — 19.4%
BFF International Ltd. 7.25%, 01/28/2020	500,000	538,000
BR Malls International Finance Ltd. 8.50%, 01/29/2016(b)(c)	400,000	354,000
Cosan Overseas Ltd. 8.25%, 11/05/2015(b)(c)	600,000	501,000

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Cayman Islands — (Continued)
Suzano Trading Ltd. 5.88%, 01/23/2021	$900,000	$902,700
Vale Overseas Ltd. 4.38%, 01/11/2022	500,000	456,000

		2,751,700

Chile — 4.3%
Banco Santander Chile 3.88%, 09/20/2022	400,000	404,546
Corpbanca SA 3.88%, 09/22/2019	200,000	204,508

		609,054

Colombia — 3.1%
Bancolombia SA 5.95%, 06/03/2021	400,000	434,000

Luxembourg — 2.3%
Klabin Finance SA 5.25%, 07/16/2024	360,000	323,280

Mexico — 12.5%
Alfa SAB de CV 5.25%, 03/25/2024(b)	500,000	525,625
America Movil SAB de CV 5.00%, 03/30/2020	300,000	330,188
Cemex SAB de CV 5.88%, 03/25/2019(b)	500,000	505,500
Grupo Bimbo Sab de CV 4.50%, 01/25/2022	400,000	416,612

		1,777,925

Netherlands — 3.2%
Cimpor Financial Operations BV 5.75%, 07/17/2024(b)	200,000	131,750

The accompanying notes are an integral part of the financial statements.

11

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Netherlands — (Continued)
Petrobras Global Finance BV 5.38%, 01/27/2021	$400,000	$325,500

		457,250

Virgin Islands — 3.2%
Gerdau Trade, Inc. 5.75%, 01/30/2021	500,000	461,000

TOTAL CORPORATE BONDS AND NOTES (Cost $12,527,356)		11,586,230

GOVERNMENT BONDS — 11.3%
Brazilian Government International Bond 7.13%, 01/20/2037	1,480,000	1,439,300

Brazilian Government International Bond 5.63%, 01/07/2041	200,000	163,500

TOTAL GOVERNMENT BONDS (Cost $1,953,766)		1,602,800

	Shares	Value

REGISTERED INVESTMENT COMPANY — 5.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(d)	718,980	718,980
TOTAL REGISTERED INVESTMENT COMPANY (Cost $718,980)		718,980
TOTAL INVESTMENTS - 98.0% (Cost $15,200,102)		13,908,010
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		287,061

NET ASSETS - 100.0%		$14,195,071

(a)	Investment with a total aggregate value of $14,000 or 0.1% of net assets was in default as of October 31, 2015.
(b)	This security is callable.
(c)	Security is perpetual. Date shown is next call date.
(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2015.

The accompanying notes are an integral part of the financial statements.

12

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contract	Notional Cost	Unrealized Appreciation /(Depreciation)
U.S.Treasury Long Bond	December 2015	1	$158,531	$(2,095)

Short Contracts
U.S. 5 Year Treasury Note	December 2015	(1)	$(120,703)	$930

Total Futures Contracts				$(1,165)

The accompanying notes are an integral part of the financial statements.

13

BRADESCO FUNDS

Statements of Assets and Liabilities

October 31, 2015

(Unaudited)

	Bradesco Latin American Equity Fund	Bradesco Latin American Hard Currency Bond Fund

Assets
Investments, at value (Cost $14,904,155 and $15,200,102, respectively)	$12,072,170	$13,908,010
Futures receivable	—	108,999
Deposit with broker for futures contracts	—	2,831
Receivable for investments sold	580,442	—
Dividends and interest receivable	8,768	185,708
Receivable from Investment Adviser	5,947	10,571
Prepaid expenses and other assets	30,844	36,088

Total assets	12,698,171	14,252,207

Liabilities
Payable for investments purchased	506,072	1,106
Payable for printing fees	23,438	8,039
Payable for transfer agent fees	20,231	17,292
Payable for administration and accounting fees	15,112	13,404
Payable for audit fees	13,111	8,695
Payable for custodian fees	3,451	3,933
Payable for legal fees	796	741
Payable for distribution fees	18	19
Accrued expenses	4,532	3,907

Total liabilities	586,761	57,136

Net Assets	$12,111,410	$14,195,071

Net Assets Consisted of:
Capital stock, $0.01 par value	$18,436	$15,691
Paid-in capital	18,115,665	15,908,587
Accumulated net investment income/(loss)	(18,272)	30,716
Accumulated net realized loss from investments, foreign currency transactions, futures contracts and translation of assets and liabilities denominated in foreign currency	(3,171,460)	(466,666)
Net unrealized depreciation on investments and futures contracts*	(2,832,959)	(1,293,257)

Net Assets	$12,111,410	$14,195,071

Institutional Class:
Net asset value, offering and redemption price per share ($12,031,446 / 1,831,345) and ($14,106,158 / 1,559,272 shares)	$6.57	$9.05

Retail Class:
Net asset value, offering and redemption price per share ($79,964 / 12,205) and ($88,913 / 9,807 shares)	$6.55	$9.07

*	Primary risk exposure is interest rate contracts.

The accompanying notes are an integral part of the financial statements.

14

BRADESCO FUNDS

Statements of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

	Bradesco Latin American Equity Fund	Bradesco Latin American Hard Currency Bond Fund
Investment Income
Dividends	$186,817	$—
Less: foreign taxes withheld	(16,666)	—
Interest	39	362,016

Total investment income	170,190	362,016

Expenses
Advisory fees (Note 2)	69,059	55,655
Administration and accounting fees	40,342	38,102
Transfer agent fees (Note 2)	26,825	26,824
Printing and shareholder reporting fees	23,437	13,695
Registration and filing fees	19,119	18,514
Legal fees	17,712	11,915
Audit fees	10,264	4,814
Custodian fees (Note 2)	10,231	9,963
Trustees’ and officers’ fees (Note 2)	6,968	691
Distribution fees (Retail Class) (Note 2)	106	116
Other expenses	4,317	4,481

Total expenses	228,380	184,770

Less: waivers and reimbursements (Note 2)	(107,420)	(73,344)

Net expenses after waivers and reimbursements	120,960	111,426

Net investment income	49,230	250,590

Net realized and unrealized loss from investments
Net realized loss from investments	(1,313,443)	(248,548)
Net realized loss from foreign currency transactions	(68,608)	(21,366)
Net realized loss from futures contracts*	—	(50,644)
Net change in unrealized appreciation/(depreciation) on investments	(2,295,081)	(1,155,424)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(846)	—
Net change in unrealized appreciation/(depreciation) on futures contracts*	—	(1,165)

Net realized and unrealized loss on investments	(3,677,978)	(1,477,147)

Net decrease in net assets resulting from operations	$(3,628,748)	$(1,226,557)

*	Primary risk exposure is interest rate contracts.

The accompanying notes are an integral part of the financial statements.

15

BRADESCO LATIN AMERICAN EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015

Increase/(Decrease) in net assets from operations:
Net investment income	$49,230	$63,539
Net realized loss from investments and foreign currency transactions	(1,382,051)	(1,904,417)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(2,295,927)	(566,064)

Net decrease in net assets resulting from operations	(3,628,748)	(2,406,942)

Less Dividends and Distributions to Shareholders:
Net investment income:
Institutional Class	—	(17,181)

Total from net investment income	—	(17,181)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	20,802	17,119,767

Total increase/(decrease) in net assets	(3,607,946)	14,695,644

Net assets
Beginning of period	15,719,356	1,023,712

End of period	$12,111,410	$15,719,356

Accumulated net investment loss, end of period	$(18,272)	$(67,502)

The accompanying notes are an integral part of the financial statements

16

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30,2015

Increase/(Decrease) in net assets from operations:
Net investment income	$250,590	$300,757
Net realized loss from investments, foreign currency transactions and futures contracts	(320,558)	(96,884)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translations and futures contracts	(1,156,589)	(287,924)

Net decrease in net assets resulting from operations	(1,226,557)	(84,051)

Less Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	(256,354)	(281,401)
Retail Class	(1,519)	(2,140)

Total from net investment income	(257,873)	(283,541)

Net realized capital gains:
Institutional Class	—	(65,450)
Retail Class	—	(670)

Total from net realized capital gains	—	(66,120)

Net decrease in net assets from dividends and distributions to shareholders	(257,873)	(349,661)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	219,900	11,189,553

Total increase/(decrease) in net assets	(1,264,530)	10,755,841

Net assets
Beginning of period	15,459,601	4,703,760

End of period	$14,195,071	$15,459,601

Accumulated net investment income, end of period	$30,716	$37,999

The accompanying notes are an integral part of the financial statements.

17

BRADESCO LATIN AMERICAN EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class Shares outstanding, total investment return, ratios to average net assets and other supplemental data for each of the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015		For the Period December 20, 2013* to April 30, 2014

Per Share Operating Performance
Net asset value, beginning of period	$8.54		$10.24		$10.00

Net investment income(1)	0.03		0.06		0.06
Net realized and unrealized gain/(loss) on investments	(2.00)		(1.75	)(2)	0.18

Net increase/(decrease) in net assets resulting from operations	(1.97)		(1.69)		0.24

Dividends and distributions to shareholders from:

Net investment income	—		(0.01)		—

Net asset value, end of period	$6.57		$8.54		$10.24

Total investment return(3)	(23.07)%		(16.51	)%(2)	2.40%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$12,031		$15,637		$1,024
Ratio of expenses to average net assets	1.75	%(4)	1.75%		1.75	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	3.31	%(4)	3.27%		23.40	%(4)
Ratio of net investment income to average net assets	0.71	%(4)	0.60%		1.70	%(4)
Portfolio turnover rate	50.77	%(6)	120.72%		15.55	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	During the year, the Adviser reimbursed the Fund for a loss on an investment not meeting the Fund’s investment guidelines. Had this reimbursement not occurred, the Net realized and unrealized gain/(loss) on investments and the Total investment return would have been $(1.83) and (17.29)%, respectively.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

18

BRADESCO LATIN AMERICAN EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Retail Class Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Retail Class
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Period June 9, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$8.53		$10.86

Net investment income(1)	0.01		0.02
Net realized and unrealized loss on investments	(1.99)		(2.35	)(2)

Net decrease in net assets resulting from operations	(1.98)		(2.33)

Net asset value, end of period	$6.55		$8.53

Total investment return(3)	(23.21)%		(21.46	)%(2)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$80		$83
Ratio of expenses to average net assets	2.00	%(4)	2.00	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	3.54	%(4)	4.58	%(4)
Ratio of net investment income to average net assets	0.40	%(4)	0.25	%(4)
Portfolio turnover rate	50.77	%(6)	120.72	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

During the period, the Adviser reimbursed the Fund for a loss on an investment not meeting the Fund’s investment guidelines. Had this reimbursement not occurred, the Net realized and unrealized gain/(loss) on investments and the Total investment return would have been $(2.49) and (22.65)%, respectively.

(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover for the Fund for the year ended April 30, 2015.

The accompanying notes are an integral part of the financial statements.

19

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class Shares outstanding, total investment return, ratios to average net assets and other supplemental data for each of the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Period December 20 2013* to April 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$ 10.01		$ 10.34	$10.00

Net investment income(1)	0.16		0.25	0.13
Net realized and unrealized gain/(loss) on investments	(0.95)		(0.24)	0.28

Net increase/(decrease) in net assets resulting from operations	(0.79)		0.01	0.41

Dividends and distributions to shareholders from:
Net investment income	(0.17)		(0.27)	(0.07)
Net realized gains	—		(0.07)	—

Total dividends and distributions to shareholders	(0.17)		(0.34)	(0.07)

Net asset value, end of period	$ 9.05		$ 10.01	$10.34

Total investment return(2)	(7.85)%		0.07%	4.10%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$14,106		$15,362	$4,704
Ratio of expenses to average net assets	1.50	%(3)	1.50%	1.50	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.49	%(3)	2.81%	7.61	%(3)
Ratio of net investment income to average net assets	3.38	%(3)	2.48%	3.59	%(3)
Portfolio turnover rate	11.87	%(5)	109.19%	6.52	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

20

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Financial Highlights

Contained below is per share operating performance data for Retail Class Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Retail Class
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Period June 9, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$10.03		$10.53

Net investment income(1)	0.14		0.20
Net realized and unrealized loss on investments	(0.94)		(0.41)

Net decrease in net assets resulting from operations	(0.80)		(0.21)

Dividends and distributions to shareholders from:
Net investment income	(0.16)		(0.22)
Net realized gains	—		(0.07)

Total dividends and distributions to shareholders	(0.16)		(0.29)

Net asset value, end of period	$ 9.07		$10.03

Total investment return(2)	(7.94)%		(1.97)%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$ 89		$97
Ratio of expenses to average net assets	1.75	%(3)	1.75	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.73	%(3)	3.11	%(3)
Ratio of net investment income to average net assets	2.92	%(3)	2.27	%(3)
Portfolio turnover rate	11.87	%(5)	109.19	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

21

BRADESCO FUNDS

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds commenced operations on December 20, 2013. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class A, Class C, Institutional Class and Retail Class Shares. As of October 31, 2015, Class A and Class C shares had not been issued for the Funds.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation  —  Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may

22

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedure adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements —  The inputs and valuations techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

23

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2015, in valuing each Fund’s investments carried at fair value:

	Bradesco Latin American Equity Fund
	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$9,461,334	$9,461,334	$—	$—
Preferred Stocks	2,113,505	2,113,505	—	—
Registered Investment Company	497,331	497,331	—	—

Total	$12,072,170	$12,072,170	$—	$—

	Bradesco Latin American Hard Currency Bond Fund
	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Corporate Bonds and Notes	$11,586,230	$—	$11,586,230	$—
Government Bonds	1,602,800	—	1,602,800	—
Registered Investment Company	718,980	718,980	—	—
Derivatives:
Interest Rate Contracts
Futures Contracts	930	930

Total Assets	$13,908,940	$719,910	$13,189,030	$—

Derivatives:
Interest Rate Contracts
Futures Contracts	$(2,095)	$(2,095)	$—	$—

Total Liabilities	$(2,095)	$(2,095)	$—	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

24

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when such Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2015, there were no significant transfers among Levels 1, 2 and 3 for the Funds.

Futures Contracts  —  The Funds may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Funds must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Funds agree to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Funds to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Funds to unlimited risk of loss.

25

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

For the six months ended October 31, 2015, the Bradesco Latin American Hard Currency Bond Fund’s average volume of derivatives was as follows:

Long Futures Notional Cost	Short Futures Notional Cost
$52,844	$(2,194,857)

Use of Estimates  —  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses  —  Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Foreign Currency Translation  —  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

Each Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in a Fund’s Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in a Fund’s Statement of Operations.

Dividends and Distributions to Shareholders  —  Dividends from net investment income, if any, are declared and paid at least annually to shareholders of the Bradesco Latin American Equity Fund and dividends from net investment income, if any, are declared and paid quarterly to shareholders of

26

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

the Bradesco Latin American Hard Currency Bond Fund. Distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date for both Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carry forwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status  —  No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other  —  In the normal course of business, each Fund may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against each Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk  —  Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund’s holdings in foreign securities.

Foreign Securities Market Risk  —  Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the in experience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Emerging Markets Risk  —  The Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund invests in emerging market instruments which are subject to certain

27

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

Debt Investment Risk  —  Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

2. Transactions with Affiliates and Related Parties

BRAM US LLC (“BRAM US” or the “Adviser”) serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Bradesco Latin American Equity Fund’s average daily net assets, and 0.75% of the Bradesco Latin American Hard Currency Bond Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the “Total Annual Fund Operating Expenses”, excluding taxes, any class specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees or transfer agency fees), “Acquired Fund“ fees and expenses, interest, extraordinary items and brokerage commissions, do not exceed 1.75% and 1.50% (on an annual basis) of the Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund’s average daily net assets (the “Expense Limitations”), respectively. The Expense Limitations will remain in place with respect to each Fund until August 31, 2016, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for each Fund. No recoupment will occur with respect to a Fund unless such Fund’s expenses are below the Expense Limitation.

28

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

For the six months ended October 31, 2015, investment advisory fees accrued and waived were $69,059 and $55,655 for the Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund, respectively. Additionally, the Adviser reimbursed fees of $38,361 and $17,689 for the Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund, respectively.

As of October 31, 2015, the amounts of potential recoupment by the Adviser were as follows:

	Expiration
	04/30/2017	04/30/2018	04/30/2019

Bradesco Latin American Equity Fund	$53,081	$161,787	$107,420
Bradesco Latin American Hard Currency Bond Fund	$56,142	$158,963	$73,344

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annualized percentage rate of each Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived if each Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Funds during the six months ended October 31, 2015 was $2,158 and $2,177 for the Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund, respectively. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Funds or the Trust.

29

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Bradesco Latin American Equity Fund	$6,905,205	$6,565,315
Bradesco Latin American Hard Currency Bond Fund	3,457,135	1,629,434

4. Capital Share Transactions

For the six months ended October 31, 2015 and the year ended April 30, 2015, transactions in capital shares (authorized shares unlimited) were as follows:

	Bradesco Latin American Equity Fund
	For the Six Months Ended
	October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015
	Shares	Amount	Shares	Amount
Institutional Class
Sales	—	$—	1,729,667	$17,000,000
Reinvestments	—	—	1,678	14,632

Net Increase	—	$—	1,731,345	$17,014,632

Retail Class
Sales	2,504	$20,802	9,701	$105,135

Net Increase	2,504	$20,802	9,701	$105,135

Total Net Increase	2,504	$20,802	1,741,046	$17,119,767

30

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

	Bradesco Latin American Hard Currency Bond Fund
	For the Six Months Ended
	October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015
	Shares	Amount	Shares	Amount
Institutional Class
Sales	800,010	$7,208,092	1,072,919	$11,022,743
Reinvestments	23,857	218,827	28,734	287,587
Redemptions	(800,010)	(7,208,092)	(21,221)	(222,744)

Net Increase	23,857	$218,827	1,080,432	$11,087,586

Retail Class
Sales	1	$10	9,497	$100,000
Reinvestments	116	1,063	193	1,967

Net Increase	117	$1,073	9,690	$101,967

Total Net Increase	23,974	$219,900	1,090,122	$11,189,553

There is a 2.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in-capital. For the six months ended October 31, 2015, there were no redemption fees charged.

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2015, the tax character of distributions paid by the Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund was $17,181 and $349,661, respectively of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

31

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Depreciation	Qualified Late-Year Losses
Bradesco Latin American Equity Fund	$(25,272)	$—	$—	$(1,468,759)	$(899,912)
Bradesco Latin American Hard Currency Bond Fund .	$—	$47,092	$—	$ (145,761)	$(146,108)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Bradesco Latin American Equity Fund	$14,904,155	$193,893	$(3,025,878)	$(2,831,985)
Bradesco Latin American Hard Currency Bond Fund	15,200,102	27,124	(1,319,216)	(1,292,092)

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2015, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2015. For the fiscal year ended April 30, 2015, the Funds deferred to May 1, 2015 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Bradesco Latin American Equity Fund	$67,503	$832,409	$—
Bradesco Latin American Hard Currency Bond Fund	—	108,566	37,542

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions.

32

BRADESCO FUNDS

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

As of April 30, 2015, the Bradesco Latin American Equity Fund had a short-term capital loss carryforwards of $25,272. The Bradesco Latin American Hard Currency Bond Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

33

BRADESCO FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 670-5705 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on June 23-24, 2015 (the “Meeting”), the Board of Trustees (“Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement (the “Agreement”) between the Trust, on behalf of the Bradesco Latin American Equity Fund (“Equity Fund”) and Bradesco Latin American Hard Currency Bond Fund (“Bond Fund”) (each a “Fund” and collectively, the “Funds”), and BRAM US LLC (“BRAM US” or the “Adviser”) for an additional one year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Funds, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Funds, (x) compliance with the Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with the Funds’ portfolio managers at Board meetings throughout the year covering matters including: the

34

BRADESCO FUNDS

Other Information

(Unaudited)

relative performance of the Funds; compliance with the investment objectives, policies, strategies and limitations for the Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees also noted that they had previously received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from BRAM attended the Meeting both in person and via teleconference. The representatives from BRAM discussed the firm’s history, track record and investment services in connection with the proposed approval of the Agreement and answered questions from the Board.

The Trustees considered the investment performance information for the Funds. With respect to the Equity Fund, the Trustees reviewed performance information for the Equity Fund’s Institutional Class shares for the year-to-date, one year and since inception periods ended March 31, 2015 as compared to the Lipper expense universe of institutional Latin America and emerging markets Funds (“Equity Fund Lipper Peer Group”). The Trustees also received performance information for the Equity Fund’s Institutional Class shares for the one year and since inception periods ended April 30, 2015 as compared to the MSCI EM (Emerging Market) Latin America Index and a separate account managed by the Equity Fund’s portfolio managers through BRAM-Bradesco Asset Management S.A. DTVM (“BRAM Brazil”), an affiliate of the Adviser, in a substantially similar manner as the Equity Fund (“Equity Fund Comparable Account”). With respect to the Bond Fund, the Trustees reviewed performance information for the Bond Fund’s Institutional Class shares for the year-to-date, one year and since inception periods ended March 31, 2015 as compared to the Lipper Emerging Market Hard Currency Debt Index category (“Debt Fund Lipper Peer Group”). The Trustees also received performance information for the Debt Fund’s Institutional Class shares for the one year and since inception periods ended April 30, 2015 as compared to the CS (Credit Suisse) Latam Corporate 0-6Y A/B Index and a separate account managed by the Bond Fund’s portfolio managers through BRAM Brazil in a substantially similar manner as the Bond Fund (“Bond Fund Comparable Account”).

The Trustees also reviewed commentary provided by the Adviser regarding the performance data and the various factors contributing to the Funds’ performance. They concluded that the investment performance of the Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Funds and any other ancillary benefits resulting from the Adviser’s relationship with the Funds. The Trustees considered the fees that are charged to the Bond Fund Comparable Account and the Equity Fund Comparable Account, and evaluated the explanations provided by the Adviser as to the differences in the fees charged to the Funds and such similarly managed accounts. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fee and services provided by the Adviser are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund as measured by the information provided at the Meeting.

35

BRADESCO FUNDS

Other Information

(Unaudited)

With respect to comparative performance information and advisory fees and expenses, the Board considered, among other data, the specific factors set forth below with respect to the Funds:

Equity Fund. With respect to advisory fees and expenses, the Trustees noted that the net total expense ratio and the gross advisory fee of the Equity Fund’s Institutional Class shares were higher than, and in line with, respectively, the net total expense ratio and the gross advisory fee of the median of funds with a similar share class in the EM Fund Lipper Peer Group with $250 million or less in assets. The Trustees noted that due to the limited operating history of the Equity Fund, the net total expense ratio presented was based on the estimates reflected in the Fund’s most recent prospectus. The Trustees also discussed the limitations of the comparative expense information of the Equity Fund, given the potential varying nature, extent and quality of the services provided by the advisers of other portfolios included in the EM Fund Lipper Peer Group. With respect to performance, the Trustees noted that the Institutional Class shares of the Equity Fund underperformed the MSCI EM (Emerging Market) Latin America Index for the one year and since inception periods ended April 30, 2015. The Trustees also noted that the Equity Fund performed in line with the Equity Fund Comparable Account for the one year period ended April 30, 2015 and underperformed for the since inception period. The Trustees further noted that the Equity Fund’s Institutional Class shares underperformed the median of the Equity Fund Lipper Peer Group for the year-to-date, one year and since inception periods ended March 31, 2015.

Bond Fund. With respect to advisory fees and expenses, the Trustees noted that the net total expense ratio and the gross advisory fee of the Bond Fund’s Institutional Class shares were higher than, and in line with, respectively, the net total expense ratio and the gross advisory fee of the median of funds with a similar share class in the Debt Fund Lipper Peer Group with $250 million or less in assets. The Trustees noted that due to the limited operating history of the Bond Fund, the net total expense ratio presented was based on the estimates reflected in the Fund’s most recent prospectus. The Trustees also discussed the limitations of the comparative expense information of the Bond Fund, given the potential varying nature, extent and quality of the services provided by the advisers of other portfolios included in the Bond Fund Lipper Peer Group. With respect to performance, the Trustees noted that the Institutional Class shares of the Bond Fund underperformed the CS (Credit Suisse) Latam Corporate 0-6Y A/B Index for the one year and since inception periods ended April 30, 2015 and outperformed the Bond Fund Comparable Account for the same periods. The Trustees also noted that the Bond Fund’s Institutional Class shares underperformed the median of the Bond Fund Lipper Peer Group for the year-to-date and one year periods ended March 31, 2015, and outperformed for the since inception period ended March 31, 2015.

The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the

36

BRADESCO FUNDS

Other Information

(Unaudited)

Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Trustees also took into account the compliance policies and procedures of BRAM, and reports regarding BRAM’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Funds by the Adviser and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the Agreement. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Funds as well as the Adviser’s profitability. The Trustees were provided with the Adviser’s most recent unaudited balance sheet and income statement as of April 30, 2015. The Trustees noted that the Adviser’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Funds specifically. The Trustees concluded that the Adviser’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund was reasonable, taking into account the growth and size of the Funds and the quality of services provided by the Adviser and the expense limitations agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Funds for the benefit of fund shareholders, but that the advisory fee did not currently include breakpoint reductions as asset levels increase.

In voting to approve the continuation of the Agreement with respect to each Fund, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interest of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to each Fund for an additional one year period.

37

BRADESCO FUNDS

Other Information

(Unaudited) (Concluded)

Change In Independent Registered Public Accounting Firm

BBD, LLP (“BBD”) was previously the independent registered public accounting firm for the Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund (together, the “Funds”), each a series of FundVantage Trust (the “Trust”). On September 22, 2015, BBD’s appointment as independent registered public accounting firm was terminated and Tait, Weller & Baker LLP (“TWB”) was selected as independent registered public accounting firm of the Funds for the fiscal year ending April 30, 2016. The decision to change independent registered public accounting firms was approved by the Funds’ audit committee and Board of Trustees.

During the Funds’ two most recently completed fiscal years ended April 30, 2015 and April 30, 2014 and through September 22, 2015, there were no (1) disagreements between the Funds and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in connection with its reports, or (2) reportable events.

BBD’s reports on the Funds’ financial statements for the Funds’ two most recently completed fiscal years ended April 30, 2015 and April 30, 2014 did not contain any adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.

38

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Investment Adviser

BRAM US LLC

Park Avenue, 32nd Floor

New York, New York, 10022

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

        BRA-1015

BRADESCO LATIN AMERICAN

EQUITY FUND

BRADESCO LATIN AMERICAN HARD

CURRENCY

BOND FUND

of

FundVantage Trust

Institutional Class

Retail Class

SEMI-ANNUAL

REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund.

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report

October 31, 2015

(Unaudited)

Dear Fund Shareholder,

The DuPont Capital Emerging Markets Fund returned -18.40% for the six month period ending October 31, 2015 as compared to -17.75% for the MSCI Emerging Markets Net Dividend Income Index, an underperformance of -0.65% (net of fees) as compared to the performance of the index.

Economic developments in China drove performance for emerging markets equity during the period. China’s decision to allow its currency to weaken, coupled with signs of slower economic growth in the country, caused significant turmoil in global financial markets. Both emerging markets equities and currencies dropped sharply. After appearing to stabilize at the end of the second quarter, commodity prices fell further due to concerns regarding both weak demand and increasing supply. Copper fell -14%, and oil dropped -21% with the price per barrel falling below $50. China’s currency adjustments, slower than expected growth, and recent interventions into local financial markets have damaged long-held confidence in the Chinese government’s ability to manage the world’s second largest economy.

China and commodity dependent countries such as Brazil, Colombia, and Peru were among the worst performers due to increasing concern over Chinese growth and capital flight from emerging markets. Brazil is also struggling with a difficult combination of weak economic growth, the fallout from a massive corruption scandal at their state run oil company, and a very unpopular presidential administration. Countries seen as less dependent on Chinese economic growth generally held up better than the overall market. The stock markets of Hungary, India, and Mexico managed to outperform the overall index due to relatively strong domestic economies.

At the sector level, the Fund’s relative performance was negatively impacted by an over allocation to the energy and materials sectors, and an under allocation to the consumer staples and health care sectors. Companies in the energy and materials sectors struggled due to falling commodity prices while companies involved in producing consumer staples and health care products held up better due to the perceived safety of their earnings and dividends. The Fund’s positioning is the result of the large valuation differential between these sectors of the market. Companies perceived as safe or high growth are currently in favor, and investors are willing to pay a higher valuation for their shares. Conversely, companies perceived as being sensitive to changes in economic growth conditions are, in our opinion, materially undervalued. We expect the large valuation gap between these sectors will close as emerging economies continue to grow.

From a country perspective, relative performance was negatively impacted by stock selection in India, Mexico, and Thailand. Within India and Mexico, the Fund is under allocated to such sectors as consumer staples and health care, which fell less than the overall market. Underperformance within Thailand was the result of an over allocation to the country’s energy sector. Favorable stock selection in China and Korea partially offset these negative impacts. The Fund has been defensively positioned within the Chinese financial sector due to concerns regarding the local stock market, which is not part of the benchmark. The local Chinese stock market fell sharply during the period, benefiting relative performance. Within Korea, favorable stock selection across multiple sectors benefited performance.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2015

(Unaudited)

The outlook for China has dominated emerging markets equity performance this year. We expect Chinese growth and stability to remain at the forefront of investors’ minds given its status as the world second largest economy and an outsized consumer of commodities and capital goods.

Investment Environment and Outlook

Our base case scenario for China is that while we believe China will experience economic growth we do not expect China to experience an economic crisis. The primary driver of the weaker Chinese growth has been a material slowdown in fixed investment, particularly real estate and manufacturing. We generally expect fixed investment in these areas to continue to be weak in the near-term. However, we expect this will be somewhat offset by increased fixed investment in government directed infrastructure spending. We expect consumption expenditures, which have generally experienced solid growth, to continue apace. Taken together, we believe this should allow for moderate growth for the overall economy.

We believe the volatility generated by China’s decision in 2015 to allow its currency to weaken will subside. The Chinese government has realized the significant impact of their actions and has taken strong measures to reintroduce stability in the currency market. While these measures will likely have longer-term implications, we think volatility should subside in the near-term.

We believe emerging markets equities are attractively valued on an absolute basis, as well as relative to developed markets. Within emerging markets, valuations within the cyclical sectors are particularly attractive. While the low valuation of emerging markets equities has not prevented the significant negative returns seen this year, we believe it should provide a favorable backdrop for future returns.

We appreciate your investment in the Fund and look forward to communicating with you in the future.

DuPont Capital Management Corporation

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2015 and reflects the views of the investment adviser at the time of this writing. These views may change and do not guarantee future performance of the Fund or the markets.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2015

(Unaudited)

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

Mutual fund investing involves risks, including possible loss of principal. The Fund invests primarily in markets of emerging countries which are riskier than more developed markets and may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly or may never fully develop. Emerging markets are more likely to experience hyperinflation and currency valuations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.

Foreign securities are subject to political, social, and economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets. The value of debt securities generally falls when interest rates rise. The Fund may invest without limit in below-investment grade debt securities commonly called “high yield” securities or “junk bonds.” Such securities may have greater default risk, less liquidity, and greater price volatility than investment-grade bonds.

3

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six Months†	1 Year	3 Year	Since Inception*
Class I Shares	-18.40%	-17.91%	-8.23%	-6.82%
MSCI Emerging
Markets Net
Dividend Index	-17.75%	-14.53%	-2.87%	-3.23%**

†	Not Annualized.

*	The DuPont Capital Emerging Markets Fund (the “Fund”) commenced operations on December 6, 2010.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-0014.

The Fund’s total operating expense ratio, as stated in the current prospectus dated September 1, 2015, is 1.37% of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. DuPont Capital Management Corporation (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, “Acquired Fund” fees and expenses, interest, extraordinary items, and brokerage commissions do not exceed 1.60% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will terminate on August 31, 2016, unless the Board of Trustees of FundVantage Trust approves an earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the MSCI Emerging Markets Net Dividend Index. The MSCI Emerging Markets Net Dividend Index is a float-adjusted market capitalization index consisting of 21 emerging economies. It is impossible to invest directly in an index.

4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Investment Adviser’s Report

October 31, 2015

(Unaudited)

Dear Fund Shareholder,

The DuPont Capital Emerging Markets Debt Fund returned +3.66% for the six month period ending October 31, 2015 compared to -0.97% for the JP Morgan Emerging Markets Bond Index Global Diversified, an outperformance of +4.63% as compared to the performance of the index.

Emerging Markets Debt (EMD), like most other fixed income sectors, exhibited high levels of volatility due to uncertainty over global economic growth, declines in oil and other commodities, geopolitical tensions in many regions, weakness in most currencies relative to the U.S. dollar, and uncertainty over when the Federal Reserve will begin raising rates. Despite the volatility, U.S. dollar EMD held up over the six-month period, outpacing both high yield and investment grade corporates. EMD local currency faced significant headwinds due to weaker economic growth in many EM countries and concerns about future growth in China. U.S. Treasury prices declined slightly during the period, but a higher yield and reasonable valuations helped insulate EMD from large losses. Overall, investors continued to be attracted to EMD’s valuations and yields relative to other fixed income sectors.

EM U.S.Dollar sovereigns outperformed local-currency EMD.Within U.S.Dollar sovereigns, non-investment grade countries significantly outperformed the higher quality, investment grade sovereigns. Some of the best performing countries included Ukraine, Argentina, Belarus, and Russia, while Zambia, Ecuador, Gabon, and Iraq pulled back with combined negative returns in excess of -11%. Spreads widened by 53 basis points (bps) during the last six months to 393 bps over Treasuries, while the yield of the index rose by 62 bps to close at 6.02%. A large overweight to Ukraine, including positions in both sovereign bonds and two strategically important banks, was the top contributor to the Fund’s positive relative performance during the period. Ukraine saw a surge in performance in excess of +60%, which resulted from the agreement between the country and its creditors to restructure their government bonds and the debt of their most important banks. The Fund also benefited from positions in Chinese corporates and an underweight to the worst performing countries. Small allocations to Mexico and Brazil local currency bonds detracted from the Fund’s return. As mentioned earlier, most local currency bonds performed poorly due to the strength of the U.S dollar.

The Fund’s top over-weights include Mexico, China, Brazil, Ukraine, and Venezuela. In local currency bonds, the largest positions are in Mexico and Brazil. The Fund had a yield advantage compared to the benchmark, primarily due to over-weights to Venezuela and Ukraine, and the local currency exposure to Mexico and Brazil for the period.

Investment Environment and Outlook

Volatility in financial markets, including EMD, remained high during the period. Credit spreads widened, yields rose, and most EM currencies declined relative to the US Dollar. EMD valuations are much more attractive now than earlier in the year, however, we feel returns for the asset class may be low over the

5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2015

(Unaudited)

next few months as it is likely EMD will continue to face short-term headwinds. Weaker global growth, low commodity prices, volatile equity markets, and unstable currencies could lead investors to shy away from the asset class. However, we believe allocations to the asset class could potentially increase as investors monitor the market for an attractive entry point. Despite these headwinds, our long-term outlook for EMD remains positive. We believe EMD remains attractive relative to other investment alternatives and see opportunity for additional inflows as investors seek higher yields and the potential for capital appreciation. In hard currency EMD, the risk-adjusted returns for Ukraine, Venezuela, and Brazil remain attractive to us. We are maintaining a small position in local currency, currently around 6%. We remain cautious of the sector as the dollar could continue to strengthen if US economic growth remains healthy and the Fed increases interest rates.

We appreciate your investment in the Fund and look forward to communicating with you in the future.

DuPont Capital Management Corporation

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2015 and reflects the views of the investment adviser at the time of this writing. These views may change and do not guarantee the future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

Mutual fund investing involves risks, including possible loss of principal. The Fund invests primarily in markets of emerging countries which are riskier than more developed markets and may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly or may never fully develop. Emerging markets are more likely to experience hyperinflation and currency valuations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Foreign securities are subject to political, social, and economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets. The value of debt securities generally falls when interest rates rise. The Fund may invest without limit in below-investment grade debt securities commonly called “high yield” securities or “junk bonds.” Such securities may have greater default risk, less liquidity, and greater price volatility than investment-grade bonds.

6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Total Returns for the Periods Ended October 31, 2015
	Six Months†	1 Year	Since Inception*
Class I Shares	3.66%	3.29%	6.25%
J.P. Morgan EMBI Global
Diversified Index	-0.97%	0.39%	5.41%**

†	Not Annualized.

*	The DuPont Capital Emerging Markets Debt Fund (the “Fund”) commenced operations on September 27, 2013.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-0014.

The Fund’s total gross and net operating expense ratio, as stated in the current prospectus dated September 1, 2015, is 2.25% and 0.89% respectively of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. DuPont Capital Management Corporation (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, “Acquired Fund” fees and expenses, interest, extraordinary items, and brokerage commissions do not exceed 0.89% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will terminate on August 31, 2016, unless the Board of Trustees of FundVantage Trust approves an earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared that of the J.P. Morgan Emerging Markets Bond Index Global Diversified Index (EMBI Global), currently covers 27 emerging market countries. Included in the EMBI Global are U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities. It is impossible to invest directly in an index.

7

DUPONT CAPITAL FUNDS

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015 through October 31, 2015 and held for the entire period.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

DUPONT CAPITAL FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2015

(Unaudited)

	DuPont Capital Emerging Markets Fund
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period*
Class I
Actual	$1,000.00	$ 816.00	$6.98
Hypothetical (5% return before expenses)	1,000.00	1,017.44	7.76

	DuPont Capital Emerging Markets Debt Fund
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period**
Class I
Actual	$1,000.00	$1,036.60	$4.56
Hypothetical (5% return before expenses)	1,000.00	1,020.66	4.52

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2015 of 1.53% for Class I Shares of the DuPont Capital Emerging Markets Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The DuPont Capital Emerging Markets Fund’s ending account value on the first line in the table is based on the actual total return for the six month period ended October 31, 2015 for the Fund of (18.40)%.

**

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2015 of 0.89% for Class I Shares of the DuPont Capital Emerging Markets Debt Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The DuPont Capital Emerging Markets Debt Fund’s ending account value on the first line in the table is based on the actual total return for the six month period for the Fund of 3.66%.

9

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
INDUSTRY CATEGORIES:
Commercial Banks	21.9%	$13,748,174
Semiconductors & Semiconductor Equipment	9.8	6,132,141
Oil, Gas & Consumable Fuels	9.3	5,859,925
Wireless Telecommunication Services	5.7	3,591,907
Automobiles	3.9	2,472,913
Exchange Traded Funds	3.7	2,324,120
Chemicals	3.6	2,241,073
Metals & Mining	3.5	2,196,790
Machinery	3.2	2,040,850
Construction Materials	3.2	1,983,019
Technology Hardware, Storage & Peripherals	2.4	1,521,856
Auto Components	2.2	1,370,912
Beverages	2.1	1,313,736
Industrial Conglomerates	2.0	1,259,764
Hotels, Restaurants & Leisure	1.8	1,132,976
Airlines	1.8	1,104,525
Internet Software & Services	1.6	1,012,433
Insurance	1.5	967,672
Real Estate Management & Development	1.4	891,444
Electronic, Equipment, Instruments & Components	1.4	870,647
Media	1.3	819,029
Aerospace & Defense	1.2	772,163
Textiles, Apparel & Luxury Goods	1.2	768,764
Food & Staples Retailing	1.2	741,193
Road & Rail	1.1	666,168
Water Utilities	1.0	655,220
IT Services	1.0	634,919
Multiline Retail	0.9	567,955
Household Durables	0.6	407,411
Electric Equipment	0.6	350,372
Diversified Telecommunication Services	0.5	333,498
Marine	0.4	247,978
Other Assets in Excess of Liabilities	3.0	1,858,169

NET ASSETS	100.0%	$62,859,716

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 92.1%
Brazil — 6.0%
AMBEV SA	265,400	$1,313,736
Embraer SA	105,300	772,163
Even Construtora e Incorporadora SA	392,800	407,411
Iochpe Maxion SA	95,400	395,794
Marcopolo SA, Pref. shares	1,298,500	656,565
WEG SA	68,800	256,893

		3,802,562

Chile — 1.0%
Aguas Andinas SA, Class A	1,245,923	655,220

China — 20.2%
Air China Ltd., Class H	956,000	920,834
Anhui Conch Cement Co., Ltd., Class H	163,500	498,888
China Construction Bank Corp., Class H	2,728,000	1,977,134
China Mobile, Ltd.	177,668	2,130,221
China Overseas Land & Investment, Ltd.	276,000	891,444
China Overseas Property Holdings, Ltd.*	1	—
CIMC Enric Holdings, Ltd.	710,000	467,393
CNOOC, Ltd.	811,000	916,034
Dongfeng Motor Group Co., Ltd., Class H	778,000	1,116,742
Haitian International Holdings, Ltd.	151,000	264,205
Industrial & Commercial Bank of China, Ltd.	1,065,000	675,536
NetEase, Inc., ADR	7,005	1,012,433
Pacific Basin Shipping, Ltd.	838,344	247,978

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
PetroChina Co., Ltd., Class H	1,003,181	$785,394
Shenzhou International Group Holdings, Ltd.	156,000	768,764

		12,673,000

Czech Republic — 1.5%
Komercni Banka AS	4,555	943,967

Hungary — 1.6%
OTP Bank PLC	51,437	995,396

India — 6.5%
Coal India, Ltd.	179,248	875,475
HCL Technologies, Ltd.	47,670	634,919
ICICI Bank, Ltd., SP ADR	89,990	775,714
Oil India, Ltd.	148,576	921,737
Reliance Industries Ltd., SP GDR(a)	30,169	865,850

		4,073,695

Indonesia — 2.7%
Astra International Tbk PT	1,082,400	465,301
Bank Mandiri Persero Tbk PT	733,800	464,400
Bank Rakyat Indonesia Persero Tbk PT	801,800	613,662
Indo Tambangraya Megah Tbk PT	238,000	146,718

		1,690,081

Malaysia — 1.7%
Genting Bhd	299,696	516,610
Malayan Banking Bhd	283,636	543,752

		1,060,362

The accompanying notes are an integral part of the financial statements.

11

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — 3.2%
Cemex SAB de CV, SP ADR*	113,276	$714,772
Grupo Financiero Inbursa SAB de CV	380,000	761,482
Ternium SA, SP ADR	38,231	549,379

		2,025,633

Pakistan — 1.2%
Lucky Cement Ltd., GDR	41,538	769,359

Panama — 0.3%
Copa Holdings SA, Class A	3,636	183,691

Peru — 0.7%
Cia de Minas Buenaventura SA, ADR	67,479	432,540

Poland — 2.2%
Bank Handlowy w Warszawie SA	21,685	440,913
Bank Pekao SA	24,927	969,351

		1,410,264

Russia — 4.9%
Globaltrans Investment PLC, GDR*	158,704	666,168
Magnit PJSC, SP GDR	16,330	741,193
Novolipetsk Steel OJSC, GDR	61,017	747,361
PhosAgro OAO, GDR	65,557	900,170

		3,054,892

South Africa — 7.2%
Barclays Africa Group, Ltd.	62,500	800,990
MTN Group, Ltd.	63,436	722,194
Naspers, Ltd.	5,610	819,029
Reunert, Ltd.	117,064	570,813

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Africa — (Continued)
Sasol, Ltd.	20,266	$649,357
Telkom SA SOC, Ltd.	63,509	333,498
Tsogo Sun Holdings, Ltd.	343,947	616,366

		4,512,247

South Korea — 15.9%
Hyundai Department Store Co., Ltd.	5,174	567,955
Hyundai Mobis	6,521	1,370,912
Hyundai Motor Co.	6,522	890,870
LG Chem, Ltd.	5,044	1,340,903
POSCO, ADR	11,679	467,510
Samsung Electronics Co., Ltd.	2,742	3,288,828
Samsung Life Insurance Co., Ltd.	10,135	967,672
Shinhan Financial Group Co., Ltd.	29,407	1,122,326

		10,016,976

Taiwan — 10.3%
Advanced Semiconductor Engineering, Inc.	444,000	512,578
Asustek Computer, Inc.	95,000	850,193
Chicony Electronics Co., Ltd.	282,202	671,663
Chipbond Technology Corp.	391,000	556,452
CTBC Financial Holding Co., Ltd.	1,618,295	886,594
Hon Hai Precision Industry Co., Ltd.	327,550	870,647
Novatek Microelectronics Corp.	173,692	591,210

The accompanying notes are an integral part of the financial statements.

12

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — (Continued)
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	53,874	$1,183,073
Teco Electric And Machinery Co., Ltd.	402,000	350,372

		6,472,782

Thailand — 2.7%
Bangkok Bank PCL NVDR	127,600	599,576
Kasikornbank PCL NVDR	84,370	408,035
PTT Exploration & Production PCL	340,000	699,360

		1,706,971

Turkey — 2.3%
Enka Insaat Ve Sanayi AS	389,201	688,951
Turkcell Iletisim Hizmetleri AS*	186,085	739,492

		1,428,443

TOTAL COMMON STOCKS (Cost $61,209,952)		57,908,081

PREFERRED STOCKS — 1.2%
Brazil — 1.2%
Itau Unibanco Holding SA	112,090	769,346

TOTAL PREFERRED STOCKS (Cost $1,186,067)		769,346

EXCHANGE TRADED FUNDS — 3.7%
iShares MSCI Emerging
Market Index Fund	66,651	2,324,120

TOTAL EXCHANGE TRADED FUNDS (Cost $2,376,018)		2,324,120

Value

TOTAL INVESTMENTS - 97.0% (Cost $64,772,037)	$61,001,547
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%	1,858,169

NET ASSETS - 100.0%	$62,859,716

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2015 this security amounted to $865,850 or 1.4% of net assets. This security has been determined by the Adviser to be a liquid security.
*	Non-income producing.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt
SP GDR	Sponsored Global Depository Receipt

The accompanying notes are an integral part of the financial statements.

13

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
SECURITY TYPE:
Foreign Government Bonds and Notes	55.9%	$3,595,520
Corporate Bonds and Notes	33.7	2,172,111
Other Assets in Excess of Liabilities	10.4	669,475

NET ASSETS	100.0%	$6,437,106

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

14

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Par* Value	Value

CORPORATE BONDS AND NOTES — 33.7%
Austria — 0.0%
OGX Austria GmbH 8.38%, 04/01/2022(a)	$200,000	$20
Cayman Islands — 3.1%
Evergrande Real Estate Group Ltd. 8.75%, 10/30/2018	200,000	202,260

Chile — 3.1%
Corp Nacional del Cobre de Chile 5.63%, 10/18/2043(b)	200,000	199,489

Indonesia — 4.3%
Perusahaan Penerbit SBSN Indonesia 6.13%, 03/15/2019(b)	250,000	276,875

Israel — 3.6%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(b)	200,000	230,240

Netherlands — 4.9%
Majapahit Holding BV 7.88%, 06/29/2037(b)	150,000	168,188
Petrobras Global Finance BV 4.38%, 05/20/2023	100,000	72,875
Petrobras Global Finance BV 6.88%, 01/20/2040	100,000	72,000

		313,063

Russia — 5.1%
Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034	150,000	170,880

	Par* Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Russia — (Continued)
Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 05/29/2018	$150,000	$159,711

		330,591

Turkey — 3.3%
Export Credit Bank of Turkey 5.88%, 04/24/2019(b)	200,000	209,428

Ukraine — 0.9%
Commercial Bank Privatbank JSC Via Standard Bank 5.80%, 02/09/2016(c)	100,000	60,520

Venezuela — 5.4%
Petroleos de Venezuela SA 6.00%, 11/15/2026(b)	300,000	106,020
Petroleos de Venezuela SA 6.00%, 11/15/2026	200,000	70,680
Petroleos de Venezuela SA 5.38%, 04/12/2027	350,000	121,625
Petroleos de Venezuela SA 5.50%, 04/12/2037	150,000	51,300

		349,625

TOTAL CORPORATE BONDS AND NOTES (Cost $2,449,673)		2,172,111

The accompanying notes are an integral part of the financial statements.

15

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

		Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — 55.9%
Brazil — 7.0%
Banco Nacional de Desenvolvimento Economico e Social 5.75%, 09/26/2023(b)		$250,000	$221,250
Brazil Notas do Tesouro Nacional Serie F 10.00%, 01/01/2017	BRL	75,000	18,406
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2021	BRL	1,000,000	209,586

			449,242

Colombia — 3.3%
Colombia Government International Bond 10.38%, 01/28/2033		150,000	214,500

Croatia — 3.3%
Croatia Government International Bond 6.00%, 01/26/2024		200,000	211,750

Dominican Republic — 3.3%
Dominican Republic International Bond 7.45%, 04/30/2044		200,000	211,000

Egypt — 1.4%
Egypt Government International Bond 6.88%, 04/30/2040		100,000	89,600

		Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Greece — 1.3%
Hellenic Republic Government Bond 3.00%, 02/24/2027(d)	EUR	100,000	$75,286
Hellenic Republic Government Bond 3.00%, 02/24/2035(d)	EUR	10,000	6,609

			81,895

Hungary — 1.1%
Hungary Government International Bond 7.63%, 03/29/2041		50,000	68,182

Mexico — 7.0%
Mexican Bonos 10.00%, 12/05/2024	MXN	1,200,000	92,992
Mexican Bonos 10.00%, 11/20/2036	MXN	2,000,000	166,837
Mexico Government International Bond 4.75%, 03/08/2044		200,000	190,000

			449,829

Morocco — 3.1%
Morocco Government International Bond 4.25%, 12/11/2022(b)		200,000	201,400

Pakistan — 1.5%
Pakistan Government International Bond 7.88%, 03/31/2036		100,000	94,657

Panama — 3.4%
Panama Government International Bond 4.30%, 04/29/2053		250,000	222,500

The accompanying notes are an integral part of the financial statements.

16

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Philippines — 4.1%
Philippine Government International Bond 7.50%, 09/25/2024	$200,000	$265,095

Romania — 1.8%
Romanian Government International Bond 4.88%, 01/22/2024	50,000	54,375
Romanian Government International Bond 6.13%, 01/22/2044	50,000	59,173

		113,548

Serbia — 0.2%
Republic of Serbia 6.75%, 11/01/2024(d)	16,306	16,641

Sri Lanka — 3.1%
Sri Lanka Government International Bond 6.00%, 01/14/2019(b)	200,000	200,819

Ukraine — 8.9%
Ukraine Government International Bond 7.80%, 11/28/2022	250,000	195,000
Ukreximbank Via Biz Finance PLC 9.75%, 01/22/2025(b)	250,000	222,720
Ukreximbank Via Biz Finance PLC 7.51%, 02/09/2023(b)(d)	210,000	154,392

		572,112

	Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Venezuela — 2.1%
Venezuela Government International Bond 11.75%, 10/21/2026	$300,000	$132,750

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost $3,887,727)		3,595,520

TOTAL INVESTMENTS - 89.6% (Cost $6,337,400)		5,767,631
OTHER ASSETS IN EXCESS OF LIABILITIES - 10.4%		669,475

NET ASSETS - 100.0%		$6,437,106

(a)	Investments with a total aggregate value of $20 or 0.00% of net assets were in default as of October 31, 2015.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2015 these securities amounted to $2,190,821 or 34% of net assets. This security has been determined by the Adviser to be a liquid security.
(c)	Floating or variable rate security. Rate disclosed is as of October 31, 2015.
(d)	Multi-Step Coupon. Rate disclosed is as of October 31, 2015.
*	Par amount denominated in USD unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

17

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

Forward foreign currency contracts outstanding as of October 31, 2015 were as follows:

Currency Purchased	Currency Sold		Expiration	Counterparty	Unrealized Appreciation /(Depreciation)
BRL 700,000	USD	181,399	11/04/15	BRC	$ (194)
USD 199,983	BRL	700,000	11/04/15	BRC	18,778
USD 126,303	EUR	112,709	12/10/15	SSB	2,285
USD 226,017	BRL	900,000	02/02/16	BRC	(75)
Net unrealized appreciation on forward foreign currency contracts:					$20,794

BRC	Barclays
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PLC	Public Limited Company
SSB	State Street Bank
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.

18

DUPONT CAPITAL FUNDS

Statements of Assets and Liabilities

October 31, 2015

(Unaudited)

	DuPont Capital Emerging Markets Fund	DuPont Capital Emerging Markets Debt Fund
Assets
Investments, at value (Cost $64,772,037 and $6,337,400, respectively)	$ 61,001,547	$5,767,631
Cash	2,604,607	352,261
Foreign Currency (Cost $536,960 and $75,733, respectively)	534,167	67,917
Forward foreign currency contracts appreciation*	—	21,063
Receivable for investments sold	—	150,534
Dividends and interest receivable	197,172	102,792
Receivable from Investment Adviser	—	12,191
Prepaid expenses and other assets	88,830	12,882
Total assets	64,426,323	6,487,271
Liabilities
Payable for investments purchased	1,329,946	19,636
Payable for transfer agent fees	70,838	7,557
Forward foreign currency contracts depreciation*	—	269
Payable to Investment Adviser	67,679	—
Payable for administration and accounting fees	25,638	12,747
Payable for capital shares redeemed	32,444	—
Payable for custodian fees	13,443	931
Payable for audit fees	11,464	—
Accrued expenses	15,155	9,025
Total liabilities	1,566,607	50,165
Net Assets	$ 62,859,716	$6,437,106
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 93,326	$ 6,652
Paid-in capital	153,479,581	6,654,472
Accumulated net investment income	643,792	227,848
Accumulated net realized gain/(loss) from investments and foreign currency transactions	(87,551,712)	106,512
Net unrealized appreciation/(depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currency	(3,805,271)	(558,378)
Net Assets	$ 62,859,716	$6,437,106

Class I:
Net asset value, offering and redemption price per share ($62,859,716 / 9,332,606 shares) and ($6,437,106 / 665,181 shares), respectively	$6.74	$9.68

*	Primary risk exposure is foreign currency contracts

The accompanying notes are an integral part of the financial statements.

19

DUPONT CAPITAL FUNDS

Statements of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

	DuPont Capital Emerging Markets Fund	DuPont Capital Emerging Markets Debt Fund
Investment Income
Dividends	$2,672,805	$—
Interest	155	349,715
Less: foreign taxes withheld.	(309,825)	—

Total investment income	2,363,135	349,715

Expenses
Advisory fees (Note 2)	619,522	21,096
Custodian fees (Note 2)	70,902	8,988
Administration and accounting fees	65,198	35,845
Printing and shareholder reporting fees	47,826	1,191
Transfer agent fees (Note 2)	27,857	14,037
Audit fees	17,799	8,356
Legal fees	16,852	200
Trustees’ and officers’ fees (Note 2)	15,733	8,390
Registration and filing fees	9,222	2,520
Other expenses	9,673	1,260

Total expenses	900,584	101,883

Less: waivers and reimbursements (Note 2)	—	(70,590)

Net expenses after waivers and reimbursements	900,584	31,293

Net investment income	1,462,551	318,422

Net realized and unrealized gain/(loss) from investments
Net realized gain/(loss) from investments	(10,270,278)	87,170
Net realized loss from foreign currency transactions	(303,754)	(5,950)
Net realized gain from forward foreign currency contracts*	—	8,225
Net change in unrealized appreciation/(depreciation) on investments	(17,201,685)	(201,152)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(6,187)	(9,750)
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts*	—	30,058

Net realized and unrealized loss on investments	(27,781,904)	(91,399)

Net increase/(decrease) in net assets resulting from operations	$(26,319,353)	$227,023

*	Primary risk exposure is foreign currency contracts

The accompanying notes are an integral part of the financial statements.

20

DUPONT CAPITAL EMERGING MARKETS FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Increase/(decrease) in net assets from operations:
Net investment income	$1,462,551	$7,262,875
Net realized loss from investments and foreign currency transactions	(10,574,032)	(46,817,355)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(17,207,872)	11,262,468

Net decrease in net assets resulting from operations	(26,319,353)	(28,292,012)

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class I	—	(5,917,672)

Net decrease in net assets from dividends and distributions to shareholders	—	(5,917,672)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(77,814,667)	(291,403,521)

Total decrease in net assets	(104,134,020)	(325,613,205)

Net assets
Beginning of period	166,993,736	492,606,941

End of period	$62,859,716	$166,993,736

Accumulated net investment income/(loss), end of period	$643,792	$(818,759)

The accompanying notes are an integral part of the financial statements.

21

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended to April 30, 2015
Increase/(decrease) in net assets from operations:
Net investment income	$318,422	$498,428
Net realized gain from investments and foreign currency transactions	89,445	207,399
Net change in unrealized appreciation/(depreciation) on investments, forward foreign currency contracts and foreign currency translations	(180,844)	(516,653)

Net increase in net assets resulting from operations	227,023	189,174

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class I	(322,527)	(314,756)
Net realized capital gains:
Class I	—	(215,182)

Net decrease in net assets from dividends and distributions to shareholders	(322,527)	(529,938)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(893,990)	363,816

Total increase/(decrease) in net assets	(989,494)	23,052

Net assets
Beginning of period	7,426,600	7,403,548

End of period	$6,437,106	$7,426,600

Accumulated net investment income, end of period	$227,848	$231,953

The accompanying notes are an integral part of the financial statements.

22

DUPONT CAPITAL EMERGING MARKETS FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012		For the Period December 6, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$8.28		$8.79	$9.23	$9.26	$10.39		$10.00

Net investment income	0.09	(1)	0.17 (1)	0.11 (1)	0.11 (1)	0.12		0.01
Net realized and unrealized gain/(loss) on investments	(1.63)		(0.53)	(0.44)	(0.05)	(1.19)		0.38

Net increase/(decrease) in net assets resulting from operations	(1.54)		(0.36)	(0.33)	0.06	(1.07)		0.39

Dividends and distributions to shareholders from:
Net investment income	—		(0.15)	(0.11)	(0.09)	(0.06)		—

Net asset value, end of period	$6.74		$8.28	$8.79	$9.23	$9.26		$10.39

Total investment return(2)	(18.40)%		(3.97)%	(3.61)%	0.59%	(10.19)%		3.90%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$62,860		$166,994	$492,607	$467,901	$270,324		$96,162
Ratio of expenses to average net assets	1.53	%(3)	1.35%	1.31%	1.32%	1.41%		1.56	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements, if any	1.53	%(3)	1.35%	1.31%	1.32%	1.41%		1.62	%(3)(4)
Ratio of net investment income to average net assets	2.48	%(3)	1.95%	1.20%	1.21%	1.30%		0.29	%(3)
Portfolio turnover rate	31.4	%(5)	86.4%	69.9%	118.5%	148.6	%(6)	60.0	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Portfolio turnover rate excludes securities received from processing two subscriptions-in-kind.

The accompanying notes are an integral part of the financial statements.

23

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Period Ended September 27, 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$ 9.77		$10.26	$10.00

Net investment income(1)	0.43		0.67	0.40

Net realized and unrealized gain/(loss) on investments	(0.07)		(0.43)	0.26

Net increase in net assets resulting from operations	0.36		0.24	0.66

Dividends and distributions to shareholders from:

Net investment income	(0.45)		(0.44)	(0.40)

Net realized capital gains	—		(0.29)	—

Total dividends and distributions to shareholders	(0.45)		(0.73)	(0.40)

Net asset value, end of period	$ 9.68		$ 9.77	$10.26

Total investment return(2)	3.66%		2.41%	6.72%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$6,437		$7,427	$7,404
Ratio of expenses to average net assets	0.89	%(3)	0.89%	0.89	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.90	%(3)	2.25%	4.42	%(3)
Ratio of net investment income to average net assets	9.05	%(3)	6.70%	6.83	%(3)
Portfolio turnover rate	8.6	%(5)	23.7%	21.6	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

24

DUPONT CAPITAL FUNDS

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund (each a “Fund” and together the “Funds”) are diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The DuPont Capital Emerging Markets Fund commenced operations on December 6, 2010 and the DuPont Capital Emerging Markets Debt Fund commenced operations on September 27, 2013. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class I Shares.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amounts approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward

25

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with the procedure adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The fair value of each Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

26

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2015, in valuing each Fund’s investments carried at fair value:

	DuPont Capital Emerging Markets Fund

	Total Value at 10/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Brazil	$3,802,562	$3,802,562	$—	$ —
Chile	655,220	655,220	—	—
China	12,673,000	1,012,433	11,660,567	—
Czech Republic	943,967	—	943,967	—
Hungary	995,396	—	995,396	—
India	4,073,695	1,641,564	2,432,131	—
Indonesia	1,690,081	—	1,690,081	—
Malaysia	1,060,362	—	1,060,362	—
Mexico	2,025,633	2,025,633	—	—
Pakistan	769,359	—	769,359	—
Panama	183,691	183,691	—	—
Peru	432,540	432,540	—	—
Poland	1,410,264	—	1,410,264	—
Russia	3,054,892	1,647,531	1,407,361	—
South Africa	4,512,247	1,187,179	3,325,068	—
South Korea	10,016,976	467,510	9,549,466	—
Taiwan	6,472,782	1,183,073	5,289,709	—
Thailand	1,706,971	—	1,706,971	—
Turkey	1,428,443	—	1,428,443	—
Preferred Stocks	769,346	769,346	—	—
Exchange Traded Funds	2,324,120	2,324,120	—	—

Total Investments	$61,001,547	$17,332,402	$43,669,145	$ —

27

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund

	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$2,172,111	$—	$2,172,111	$ —
Foreign Government Bonds & Notes	3,595,520	—	3,595,520	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	21,063	—	21,063	—

Total Assets	$5,788,694	$—	$5,788,694	$ —

	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$(269)	$—	$(269)	$ —

Total Liabilities	$(269)	$—	$(269)	$ —

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

28

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2015, there were transfers from Level 1 to Level 2 of $1,384,881 due to foreign fair value adjustments in the DuPont Capital Emerging Markets Fund. The DuPont Capital Emerging Markets Debt Fund had no transfers between Levels 1, 2 and 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

Each Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations.

29

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually to shareholders of the DuPont Capital Emerging Markets Fund and dividends from net investment income are declared daily and paid monthly to shareholders of the DuPont Capital Emerging Markets Debt Fund. Distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date for both Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, each Fund may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against each Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

30

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

For the six months ended October 31, 2015, the DuPont Capital Emerging Markets Debt Fund’s average monthly volume of forward foreign currency contracts was as follows:

Forward Foreign Currency Contracts - Payable (Value At Trade Date)	Forward Foreign Currency Contracts - Receivable (Value At Trade Date)
$(302,175)	$302,175

Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Emerging Markets Risk — The DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund invest in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

31

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

2. Transactions with Affiliates and Related Parties

DuPont Capital Management Corporation (“DuPont Capital” or the “Adviser”) serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.05% of the DuPont Capital Emerging Markets Fund’s average daily net assets; and 0.60% of the DuPont Capital Emerging Markets Debt Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Funds’ total operating expenses, excluding taxes, “Acquired Fund” fees and expenses, interest, extraordinary items, and brokerage commissions do not exceed 1.60% and 0.89% (on an annual basis) of the DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Fund’s average daily net assets (the “Expense Limitation”), respectively. The Expense Limitations will remain in place until August 31, 2016, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for each Funds. No recoupment will occur unless each Funds expenses are below the Expense Limitation.

For the six months ended October 31, 2015, the Adviser earned advisory fees of $619,522 and $21,096 for the DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Fund, respectively. For the six months ended October 31, 2015, the Adviser waived fees and reimbursed expenses of $70,590 for the DuPont Capital Emerging Markets Debt Fund.

32

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

As of October 31, 2015, the amount of potential recoupment by the Adviser was as follows:

	Expiration 04/30/2017	Expiration 04/30/2018	Expiration 04/30/2019
DuPont Capital Emerging Markets Debt Fund	$123,234	$101,163	$70,590

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annualized percentage rate of each Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived if each Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Funds during the six months ended October 31, 2015 was $6,566. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Funds or the Trust.

3. Investment in Securities

For the six months ended October 31, 2015, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Funds were as follows:

	Purchases	Sales
DuPont Capital Emerging Markets Fund.	$35,860,772	$110,731,066
DuPont Capital Emerging Markets Debt Fund	558,422	1,894,075

33

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2015 and the year ended April 30, 2015, transactions in capital shares (authorized shares unlimited) were as follows:

	DuPont Capital Emerging Markets Fund

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015

	Shares	Amount	Shares	Amount
Class I
Sales	471,575	$ 3,252,108	1,808,289	$ 15,541,131
Reinvestments	—	—	711,136	5,475,752
Redemptions	(11,302,328)	(81,066,775)	(38,366,720)	(312,420,404)
Net decrease	(10,830,753)	$(77,814,667)	(35,847,295)	$(291,403,521)

*	There is a 2.00% redemption fee that may be charged on the shares redeemed which have been held for 60 days or less. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

	DuPont Capital Emerging Markets Debt Fund

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015

	Shares	Amount	Shares	Amount
Class I
Sales	—	$ —	31,250	$ 291,254
Reinvestments	24,434	225,768	53,366	529,936
Redemptions	(119,102)	(1,119,758)	(46,484)	(457,374)
Net increase/(decrease)	(94,668)	$ (893,990)	38,132	$ 363,816

As of October 31, 2015, the following Funds had shareholders that held 10% or more of the outstanding shares of the Funds:

DuPont Capital Emerging Markets Fund (Unaffiliated Shareholders)	90%
DuPont Capital Emerging Markets Debt Fund (Unaffiliated Shareholder)	100%

34

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2015, the tax character of distributions paid by the DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Fund were $5,917,671 and $529,938 of ordinary income dividends, respectively. For the year ended April 30, 2014, the tax character of distributions paid by the DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Fund were $5,372,890 and $286,696 of ordinary income dividends, respectively. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
DuPont Capital Emerging Markets Fund	$(33,705,006)	$ 18,145	$ —	$9,166,754	$(39,873,731)
DuPont Capital Emerging Markets Debt Fund	$—	$222,744	$17,068	$ (368,326)	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

At October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation/(depreciation) of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
DuPont Capital Emerging Markets Fund	$64,772,037	$4,170,175	$(7,940,665)	$(3,770,490)
DuPont Capital Emerging Markets Debt Fund	6,337,400	282,806	(852,575)	(569,769)

35

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2015, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2015. For the year ended April 30, 2015, the DuPont Capital Emerging Markets Fund had late-year ordinary loss deferrals of $836,903, long-term loss deferrals of $29,348,768 and short-term loss deferrals of $9,688,060. The DuPont Capital Emerging Markets Debt Fund had no loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2015, the DuPont Capital Emerging Markets Fund had capital loss carryforwards of $33,705,006, of which $25,353,326 are long-term losses and $8,351,680 are short-term losses and have an unlimited period of capital loss carryforward. As of April 30, 2015, the DuPont Capital Emerging Markets Debt Fund had no capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

36

DUPONT CAPITAL FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-0014 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on June 23-24, 2015 (the “Meeting”), the Board of Trustees (“Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement (the “Agreement”) between DuPont Capital Management Corporation (the “Adviser” or “DuPont”) and the Trust on behalf of the DuPont Capital Emerging Markets Fund (“EM Fund”) and the DuPont Capital Emerging Markets Debt Fund (“EM Debt Fund”) (each a “Fund” and collectively, the “Funds”) for an additional one year period. In determining whether to continue the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Funds, (iv) investment performance, (v) the capitalization and financial condition of DuPont, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on DuPont’s ability to service the Funds, (x) compliance with the Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), and compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with portfolio managers provided at Board meetings throughout the year covering matters such as the relative performance of the Funds; compliance with the investment objectives, policies, strategies and limitations for the Funds; the compliance of management

37

DUPONT CAPITAL FUNDS

Other Information

(Unaudited)

personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees also noted that they had previously received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from DuPont attended the Meeting in person and discussed DuPont’s history, performance and investment strategy in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Trustees considered the investment performance information for the Funds and the Adviser. The Trustees reviewed performance information for the Funds as compared to their respective benchmark indices and Lipper categories for the year to date, one year, two year, three year and since inception periods ended March 31, 2015, as applicable. The Trustees also received performance information for the Funds for the one year, three year and since inception periods ended April 30, 2015, as applicable, as compared to their respective benchmark indices and comparable separately managed account composite (gross of fees). They concluded that the performance of each of the Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the services provided or proposed to be provided to the Funds and any other ancillary benefits resulting from the Adviser’s relationship with the Funds. For each Fund, the Trustees also reviewed information regarding the fees the Adviser charges to other clients and evaluated explanations provided by the Adviser as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees also discussed the limitations of the comparative expense information of the Funds, given the potential varying nature, extent and quality of the services provided by the advisers of other portfolios included in the Funds’ respective Lipper categories. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies to those of the Funds. The Trustees concluded that the advisory fees and services provided by the Adviser are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by the Adviser.

With respect to comparative performance information and advisory fees and expenses, the Board considered, among other data, the specific factors set forth below with respect to the Funds:

EM Fund. With respect to advisory fees and expenses, the Trustees noted that the Fund’s gross advisory fee was higher than, and the Fund’s net total expense ratio was lower than, the median gross advisory fee and net total expense ratio of the Lipper Emerging Markets Fund category with $500 million or less in assets. With respect to performance, the Trustees noted that the EM Fund underperformed each of the MSCI Emerging Markets Index (Net) and the median of the Lipper Emerging Markets Fund category for the one year, two year, three year and since inception periods ended March 31, 2015 and

38

DUPONT CAPITAL FUNDS

Other Information

(Unaudited)

outperformed for the year-to-date period ended March 31, 2015. With respect to the Fund’s comparable separately managed account composite, the Trustees noted that the Fund underperformed the gross returns of the composite for the one year and three year periods ended April 30, 2015.

EM Debt Fund. With respect to advisory fees and expenses, the Trustees noted that the Fund’s gross advisory fee the Fund’s net total expense ratio were lower than the median gross advisory fee and net total expense ratio of the Lipper Emerging Markets Hard Currency Debt Fund category with $250 million or less in assets. With respect to performance, the Trustees noted that the EM Debt Fund underperformed the median of the Lipper Emerging Markets Hard Currency Debt Fund category for the year-to-date, one year and since inception periods ended March 31, 2015. The Trustees noted that the EM Debt Fund also underperformed the J.P. Morgan EMBI Global Diversified Index for the one year and since inception periods ended April 30, 2015. With respect to the Fund’s comparable separately managed account composite, the Trustees noted that the Fund outperformed the gross returns of the composite for the one year period ended April 30, 2015.

The Board then considered the level and depth of knowledge of DuPont, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by DuPont, the Board took into account its familiarity with DuPont’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account DuPont’s compliance policies and procedures and reports regarding DuPont’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Funds by DuPont and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry norms and that the Funds are likely to benefit from the continued receipt of those services. They also concluded that DuPont has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated their ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by DuPont, the compensation and benefits received by DuPont in providing services to the Funds, as well as DuPont’s profitability. The Trustees noted that DuPont’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that DuPont’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Funds specifically. The Trustees concluded that DuPont’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the Funds.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Funds grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels

39

DUPONT CAPITAL FUNDS

Other Information

(Unaudited) (Concluded)

for the Funds for the benefit of fund shareholders, but because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Funds shareholders in the advisory fee structure at this time.

In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by DuPont. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Funds and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to the Funds for an additional one year period.

40

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Investment Adviser

DuPont Capital Management Corporation

One Righter Parkway

Suite 3200

Wilmington, DE 19803

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

DUP-1015

DUPONT CAPITAL

EMERGING MARKETS

FUND

DUPONT CAPITAL

EMERGING MARKETS

DEBT FUND

of

FundVantage Trust

Class I

SEMI-ANNUAL

REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund.

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report

October 31, 2015

(Unaudited)

Dear Fellow Shareholder,

Thank you for reviewing our semi-annual report. In it, we discuss our perspective on the market, the EIC Value Fund’s (the “Fund”) performance, and some of our recent purchase and sale activity in the Fund. A listing of the Fund’s investments and other financial information follow our comments.

Perspective on the Market

2015 has been a challenging year for value-oriented managers like us since growth strategies, traditionally viewed as more volatile because of higher price/earnings multiples, have been less impacted by the market’s decline. As a result, the divergence between growth and value has been unusually wide, approaching 9% year to date, as shown below:

	Periods Ending October 31, 2015

Index	3 Months	6 Months	YTD	12 Months
Russell 3000® Growth	-1.2%	2.0%	6.4%	8.7%
Russell 3000® Value	-2.0%	-2.5%	-2.3%	0.2%
Difference	0.8%	4.5%	8.7%	8.5%

Source: Morningstar DirectSM

The largest contributor to the difference between growth and value was the technology sector, where a few large companies included in the Russell 3000® Growth Index – Apple, Facebook, and Google – rose, while most declined. Apple, Facebook and Google are not part of value benchmarks, and the Fund doesn’t own them. Among technology stocks included in the Russell 3000® Value Index, about two-thirds of them fell, and a few large firms, including Hewlett Packard, IBM, Intel, and Yahoo (none of which the Fund owns), had more significantly negative impacts.

The second largest contribution to the growth-value divergence arose from the consumer discretionary sector, principally due to a strong showing from Amazon, but also because of increases in Netflix, Home Depot, Nike, and Starbucks. Broadly speaking, stocks like these sell at prices that are very difficult to justify under our valuation approach and reflect high investor expectations regarding future growth, which may or may not materialize.

Finally, the decline in energy prices has impacted the energy sector, as well as many industrial firms that provide services to energy companies. Both groups are over-represented in value indices and strategies, because of more modest price/earnings multiples and growth expectations, and under-represented in growth indices and strategies.

We believe the key takeaway from the above is that the environment has become somewhat hostile to earnings growth, whether because of declines in energy prices, the foreign exchange impact from the strong dollar, or tepid demand; thus, stock price declines have been quite broadly distributed. The comparatively few companies able to counter this environment – whether due to technology, beneficial impacts on demand from low-cost financing, reduced commodity costs, or unusually strong consumer niches – have been accorded relatively high price/earnings multiples, making them unsuitable for value-oriented strategies and particularly subject to disappointment should earnings growth decelerate or reverse.

1

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2015

(Unaudited)

The corollary to gains by the relatively few stocks showing earnings growth is that stock declines have generally been accompanied by a fairly broad earnings set-back. In addition, within the financial sector earnings continue to be pressured by low interest rates. Improved net interest margins always seem to be “just around the corner,” while financial institution earnings may become even more challenged as the good news from improved credit standards recedes with time amidst increasingly aggressive lending practices.

Gains in wages and median incomes remain low, hindering underlying demand growth. As a result, growth in some sectors, such as automotive and housing-related industries, has been largely dependent on unusually cheap credit. Corporations have partially masked the difficult underlying environment by engaging in activities that create the appearance of earnings growth such as stock buybacks, acquisitions, and aggressive tax management. Moreover, managements and investors have increasingly accepted the use of metrics that avoid generally accepted accounting principles (GAAP) by pro-forma add-backs of stock-based compensation, intangible amortization, restructuring charges, write-offs from poor past decisions, and other costs deemed to be “one-time” events.

All of the above has undermined earnings quality during a period when stock prices are historically high.

Fund Performance

For the six months ending October 31, 2015, the Fund’s Institutional Class shares fell 4.95% net of expenses. The Russell 3000® Value Index, the Fund’s primary benchmark, declined 2.50%, while the S&P 500® Index increased 0.77%.

On the surface, the Fund’s six-month return appears to have diverged from its historical pattern of declining less than the indices in down markets. Appearances, however, can be deceiving. In August and September, when the bulk of the market correction occurred, the Fund decreased 7.80%, holding up better than the Russell 3000® Value and S&P 500® Indices, which dropped 8.75% and 8.36%, respectively. Conversely, during October’s rebound, the Fund gained 4.82%, losing ground to the Russell 3000® Value Index, which gained 7.39%, and the S&P 500®, which rose 8.44%.

Performance attribution for the six-month period follows. Fund results are compared to the Russell 3000® Value Index unless otherwise noted.

We don’t target sector weightings, either in an absolute sense or relative to market indices; they are instead principally a residual of stock selection. Nevertheless, it is at times instructive to see how sector allocations affected performance.

To that end, only three of the ten sectors in the Russell 3000® Value Index posted positive returns for the six months. The health care sector was the top performer, rising 1.2%, followed by financials, up 0.9%, and utilities, up 0.1%. We were overweight health care relative to the index but underweight financials and utilities.

In contrast, energy and materials were far and away the poorest performing sectors over the six-month period, dropping 16.5% and 12.7%, respectively. Fortunately, we were underweight energy and had no exposure to materials.

On balance, our sector allocations were a positive contributor to Fund performance.

2

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2015

(Unaudited)

Our security selection in the financial sector also helped. Our holdings gained a combined 2.9%, versus 0.9% for the index’s financials. Our two property-casualty insurers, Chubb Corporation, up 27.2%, and Travelers, up 13.0%, were standout performers, as was Mack-Cali Realty Corp., which gained 23.2%.

Likewise, our stock selection in the information technology sector was a plus. Our five technology holdings, led by eBay, up 13.8%, and Microsoft, up 9.6%, increased a collective 2.6%, compared to a 0.8% decline for the index’s tech stocks. Other Fund holdings of note included Molson Coors, up 14.2%, PepsiCo, up 9.1%, CVS Health, up 5.6%, and Baxalta, up 5.2%.

Our energy holdings – especially Diamond Offshore Drilling and Southwestern Energy Corporation – were a significant contributor to the Fund’s underperformance over the six-month period. While the plunge in oil prices has caused huge volatility in the energy sector and created long-term investment opportunities, the future direction of energy prices remains uncertain. Predicting where they go from here rests outside of our skill set. Accordingly, we’re attempting to strike a balance between risk and return: taking into account all of our recent energy trades, we now have approximately 10% of the Fund invested in the sector, spread across five holdings. Within the framework of a well-diversified portfolio of 34 names, we’re fairly comfortable with the size and scope of our overall energy allocation, though we expect continued volatility.

Our security selection in the consumer staples sector also adversely affected Fund performance. For the six months ending October 31, 2015, our consumer staple holdings decreased 5.6%, while the Russell 3000® Value Index’s consumer staples fell 0.6%. In particular, Wal-Mart, one of the Fund’s top-ten holdings, decreased 25.7% on earnings guidance offered during the company’s annual investment community meeting. The most important piece of new information was that fiscal 2017 earnings (ending January 2017) are expected to decline 6% to 12% versus fiscal 2016. While Wal-Mart had not previously issued guidance for fiscal year 2017, the consensus among analysts was that earnings would rebound after only one down year in fiscal 2016, attributable primarily to increased wages for low-level workers and e-commerce investments. According to Wal-Mart management, the fiscal year ‘17 shortfall will be largely due to continued spending on payroll and e-commerce initiatives to battle Amazon.

Unquestionably, Amazon has registered extraordinary sales growth and is proving a formidable competitor to Wal-Mart (and many other retailers). As an investment, however, Amazon has focused on gaining market share, sacrificing margins and profitability in the process. Meanwhile, Wal-Mart has and continues to attempt to strike a balance between growth and profitability. By virtue of its size, at nearly 10% of total US retail sales, Wal-Mart will never grow at the rate of Amazon, but the spending reset is clearly an admission that they focused too much on profitability and not enough on sales growth. If executed properly, we believe the increased spending on e-commerce and personnel could have a positive effect on customer experience and online sales, both of which should aid overall growth.

Initially, we thought management could implement these changes in 12 months, give or take, before the company resumed growth. It now looks like it will take much longer, and the risk is that the spending initiatives don’t re-ignite sales, necessitating additional steps by management.

While Wal-Mart’s return to growth has been delayed and the near-term price decline is disappointing, they do not materially change our opinion of the company. Importantly, Wal-Mart has actually grown domestic sales over the last few years and, in fact, has resumed modest same-store sales growth. Despite the lower earnings guidance, implied margins and returns on capital are still strong, and Wal-Mart continues to generate good free cash flow.

3

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2015

(Unaudited)

Indeed, it announced a new $20 billion share buyback authorization at the meeting. Lastly, at the current price, shares are trading at 15x what we believe are depressed forward earnings, an attractive price for a company of this quality, particularly in the current market environment, where opportunities are scarce. All in all, we think Wal-Mart’s current stock price offers a sufficient margin of safety to compensate us for the risk, and we continue to hold it in the Fund.

Finally, Exelon Corp., a utility holding company, fell 16.4% over the six-month period, versus a 0.1% gain for the index’s utilities. Exelon owns the regulated electric utilities for the cities of Chicago (ComEd), Philadelphia (PECO), and Baltimore (BGE). Earlier this year, Exelon agreed in principal to buy Potomac Electric Power Company (PEPCO), which serves the Washington, DC, area. The deal, which would extend Exelon’s reach in the Mid-Atlantic States, has been approved by regulators and should close soon. More than half of Exelon’s profits come from these regulated utilities, with the rest derived from its non-regulated generation business, where it is the nation’s largest nuclear generation firm.

Nuclear generation produces virtually no carbon emissions and carries significantly lower operating costs than gas or coal generation. In turn, lower costs lead to higher margins and returns on capital than typical for electricity producers, giving Exelon a competitive advantage. Conversely, revenues and profits from unregulated generation can be volatile and are leveraged to fossil fuel prices, particularly natural gas. As the most prevalent marginal generation fuel, natural gas drives the marginal electricity price. Low natural gas prices have depressed wholesale electricity prices, negatively impacting Exelon’s revenues and profitability, pushing the stock lower. Nevertheless, we view Exelon’s exposure to depressed natural gas prices (via wholesale electricity) as a potentially significant plus. If and when natural gas prices increase, we think Exelon should benefit.

Notably, we tend to be systematically underweight in utilities because they are slow growers, earn low returns on capital, and tend to be highly leveraged. In fact, Exelon is currently our only utility stock, while the Russell 3000® Value Index has approximately 6% in the utility sector.

Portfolio Activity

During the six months ending October 31, 2015, we sold a number of stocks from the Fund and trimmed a few others. We also initiated new positions in Whole Foods Market and Franklin Resources, and added to several existing holdings. We’ll begin with a recap of the noteworthy sales and trims.

Companies that borrow at today’s low interest rates to make acquisitions take on more risk by leveraging their balance sheets but, nonetheless, are often rewarded with stock-price increases. We sold CVS Health from the Fund in June of this year for precisely that reason – the stock rose despite announcements of two recent acquisitions, Omnicare and Target’s pharmacy business, that will significantly increase CVS’s debt.

Similarly, we sold Chubb Corporation in July when it gained on the news that it would be acquired by Ace Limited (using debt and newly issued stock). We have become increasingly wary of companies resorting to financial engineering to drive earnings, which we view as less sustainable than earnings coming from top-line growth.

The Fund’s position in Molson Coors rose significantly following the announcement of a plan by Anheuser Busch to purchase SABMiller. If that deal is completed, regulators will probably require the combined entity to divest its interest in the MillerCoors joint venture. Molson Coors is the logical acquirer, and analysts speculate it could do so

4

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2015

(Unaudited)

at a favorable price that would enhance earnings, thus the increase in Molson Coors’ stock price. While this is feasible, the ultimate outcome and benefits to Molson Coors are unclear. Since the stock rose, approaching full value, we sold it from the Fund in September.

Pressured by activist investors, eBay agreed to spin off its higher-growth PayPal division to shareholders. Given the high multiple accorded to PayPal, we sold our position from the Fund and largely redeployed proceeds back into eBay, which generates higher cash flow but is priced lower because of slower revenue and earnings growth.

Finally, we trimmed Microsoft, which increased on a favorable earnings announcement. As the stock price moved up, the margin of safety and the probability of being right about the available upside narrowed relative to the downside risk. Thus, we thought it prudent to trim the holding.

Turning to the buy side, we initiated a new position in Whole Foods Market, a good business that we feel is conservatively and prudently managed, with a path to continued growth. Same-store sales have weakened, which is a concern, but the company has ample opportunity for store expansion. Whole Foods’ financial condition and operating metrics are quite strong, and the stock is attractively priced given its characteristics.

We also purchased a new position in Franklin Resources, an investment management firm, using proceeds from the sale of our holding in T. Rowe Price. We view Franklin as the more attractively priced opportunity of the two, thus the swap.

As stress continued to impact the energy sector, we adjusted our exposure by selling ConocoPhillips, while adding modestly to Chevron and Exxon Mobil. Finally, because of price declines during the six months, we added to existing positions in American Express, Bed Bath & Beyond, Taiwan Semiconductor and Wal-Mart.

As a net result of the above activity, our sales exceeded purchases, and our cash position rose slightly. As of October 31, 2015, the Fund had nearly 12% in cash reserves versus approximately 10% at the end of April. Notably, the Fund’s cash position is a residual of the stock-selection process. We do not allocate to cash tactically; it is not a market timing device. Rather, the cash level is primarily a function of the availability of undervalued stocks. The recent correction in stock prices puts them roughly back to October of 2014 levels, which were no bargain. In light of the actual earnings setbacks and earnings quality issues discussed in this letter, attractive opportunities remain challenging to find, though a little less so given recent market volatility.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2015 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

The above commentary is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

5

EIC VALUE FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six			Since
	Months†	1 Year	3 Years	Inception*
Class A (with sales charge)	-10.26%	-6.90%	7.21%	7.02%
Class A (without sales charge)	-5.03%	-1.49%	9.27%	8.38%
Russell 3000® Value Index	-2.50%	0.24%	14.29%	11.02%**
S&P 500® Index	0.77%	5.20%	16.20%	12.67%**
Class C (with CDSC charge)	-6.40%	-3.23%	8.44%	8.23%
Class C (without CDSC charge)	-5.46%	-2.28%	8.44%	8.23%
Russell 3000® Value Index	-2.50%	0.24%	14.29%	12.54%**
S&P 500® Index	0.77%	5.20%	16.20%	13.87%**
Institutional Class Shares	-4.95%	-1.32%	9.50%	8.53%
Russell 3000® Value Index	-2.50%	0.24%	14.29%	10.55%**
S&P 500® Index	0.77%	5.20%	16.20%	12.20%**

†	Not Annualized.

*	Class A Shares, Class C Shares and Institutional Class Shares of the EIC Value Fund (the “Fund”) commenced operations on May 19, 2011, July 18, 2011 and May 1, 2011, respectively.

**	Benchmark performance is from commencement date of the class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (855) 430-6487.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.50%. The returns shown for Class C shares reflect a maximum deferred sales charge of 1.00%. All of the Fund’s share classes apply a 2.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2015, are 1.23% and 1.30% for Class A Shares, 1.98% and 2.05% for Class C Shares and 0.98% and 1.05% for Institutional Class Shares, respectively, of the Class’ average daily net assets. The ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Equity Investment Corporation (the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees or shareholder service fees), “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions, exceed 1.00% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2016, unless the Board of Trustees of FundVantage Trust (“the Trust”) approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed. Furthermore, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund which is reflected in the net expense ratio.

6

EIC VALUE FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2015

(Unaudited)

Mutual fund investing involves risk, including possible loss of principal. Value investing involves the risk that the Fund’s investing in companies believed to be undervalued will not appreciate as anticipated. The Fund may invest in the stocks of smaller-and medium-sized companies which may be more vulnerable to adverse business or economic events than larger, more established companies.

The Fund intends to evaluate performance as compared to that of the S&P 500® Index and the Russell 3000® Value Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 3000® Value Index is an unmanaged index that measures the performance of the 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. It is impossible to invest directly in an index.

7

EIC VALUE FUND

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015 through October 31, 2015 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

EIC VALUE FUND

Fund Expense Disclosure (Concluded)

October 31, 2015

(Unaudited)

	EIC Value Fund
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period*
Class A
Actual	$1,000.00	$ 949.70	$ 6.13
Hypothetical (5% return before expenses)	1,000.00	1,018.85	6.34
Class C
Actual	$1,000.00	$ 945.40	$ 9.78
Hypothetical (5% return before expenses)	1,000.00	1,015.08	10.13
Institutional Class
Actual	$1,000.00	$ 950.50	$ 4.90
Hypothetical (5% return before expenses)	1,000.00	1,020.11	5.08

*

Expenses are equal to the Fund’s annualized expense ratio for the six-month period ended October 31, 2015 of 1.25%, 2.00%, and 1.00% for Class A, Class C, and Institutional Class Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line in each table are based on the actual six month total returns for the Fund of (5.03%), (5.46%), and (4.95%) for Class A, Class C, and Institutional Class Shares, respectively.

9

EIC VALUE FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value

COMMON STOCKS:
Consumer, Non-cyclical	24.0%	$74,178,358
Financial	22.0	67,885,952
Consumer, Cyclical	13.0	40,344,353
Technology	7.9	24,428,182
Energy	5.4	16,619,962
Communications	5.2	16,184,417
Utilities	3.4	10,435,239
REITs-Diversified	1.7	5,401,059
REITs-Office Property	1.4	4,310,656
Exchange Traded Fund	4.3	13,265,850
Short-Term Investment	11.5	35,568,657
Other Assets in Excess of Liabilities	0.2	706,553

NET ASSETS	100.0%	$309,329,238

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

EIC VALUE FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 84.0%
Communications — 5.2%
Cisco Systems, Inc.	218,255	$6,296,657
eBay, Inc.*	354,400	9,887,760

		16,184,417

Consumer, Cyclical — 13.0%
Bed Bath & Beyond, Inc.*	123,800	7,382,194
Honda Motor Co. Ltd., SP ADR	261,050	8,648,586
Target Corp.	160,655	12,399,353
Wal-Mart Stores, Inc.	208,145	11,914,220

		40,344,353

Consumer, Non-cyclical — 24.0%
Baxalta, Inc.	148,500	5,117,310
Baxter International, Inc.	148,500	5,552,415
Express Scripts Holding Co.*	129,060	11,148,203
GlaxoSmithKline PLC, SP ADR	97,745	4,208,900
Johnson & Johnson	84,790	8,566,334
Medtronic PLC	133,875	9,896,040
PepsiCo, Inc.	141,800	14,490,542
Procter & Gamble Co. (The)	120,890	9,233,578
Whole Foods Market, Inc.	199,100	5,965,036

		74,178,358

Energy — 5.4%
Chevron Corp.	59,330	5,391,910
Diamond Offshore Drilling, Inc.	94,065	1,870,012
Exxon Mobil Corp.	95,030	7,862,782
Southwestern Energy Co.*	135,440	1,495,258

		16,619,962

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financial — 22.0%
American Express Co.	122,800	$8,996,328
Franklin Resources, Inc.	228,750	9,323,850
PNC Financial Services Group, Inc. (The)	110,945	10,013,896
SunTrust Banks, Inc.	117,750	4,888,980
Torchmark Corp.	95,175	5,521,102
Travelers Cos., Inc. (The)	85,400	9,640,806
US Bancorp	230,975	9,742,526
Wells Fargo & Co.	180,245	9,758,464

		67,885,952

REITs-Diversified — 1.7%
Annaly Capital Management, Inc. REIT	542,820	5,401,059

REITs-Office Property — 1.4%
Mack-Cali Realty Corp. REIT	198,100	4,310,656

Technology — 7.9%
Microsoft Corp.	202,410	10,654,862
QUALCOMM, Inc.	103,000	6,120,260
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	348,500	7,653,060

		24,428,182

Utilities — 3.4%
Exelon Corp.	373,755	10,435,239

TOTAL COMMON STOCKS (Cost $231,835,613)		259,788,178

The accompanying notes are an integral part of the financial statements.

11

EIC VALUE FUND

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

	Number of Shares	Value

EXCHANGE TRADED FUND — 4.3%
Energy Select Sector SPDR Fund	195,000	$13,265,850

TOTAL EXCHANGE TRADED FUND (Cost $12,504,736)		13,265,850

SHORT-TERM INVESTMENT — 11.5%
Money Market Fund — 11.5%
Dreyfus Institutional Reserves Treasury Prime Fund, Institutional Shares 0.00%(a)	35,568,657	35,568,657

TOTAL SHORT-TERM INVESTMENT (Cost $35,568,657)		35,568,657

TOTAL INVESTMENTS - 99.8% (Cost $279,909,006)		308,622,685
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		706,553

NET ASSETS - 100.0%		$309,329,238

*	Non-income producing.
(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2015.

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

12

EIC VALUE FUND

Statement of Assets and Liabilities

October 31, 2015

(Unaudited)

Assets
Investments, at value (Cost $279,909,006)	$308,622,685
Cash	650,036
Receivable for investments sold	1,000,138
Receivable for capital shares sold	579,362
Dividends and interest receivable	171,677
Prepaid expenses and other assets	130,721

Total assets	311,154,619

Liabilities
Payable for investments purchased	650,036
Payable for capital shares redeemed	810,797
Payable to Adviser	199,923
Payable for distribution fees	50,251
Payable for administration and accounting fees	34,718
Payable for transfer agent fees	33,767
Payable for shareholder servicing fees	11,708
Payable for custodian fees	6,441
Accrued expenses	27,740

Total liabilities	1,825,381

Net Assets	$309,329,238

Net Assets Consisted of:
Capital stock, $0.01 par value	$234,272
Paid-in capital	272,114,848
Accumulated net investment income	2,545,370
Accumulated net realized gain from investments	5,721,069
Net unrealized appreciation on investments	28,713,679

Net Assets	$309,329,238

Class A:
Net asset value, redemption price per share ($72,298,256 / 5,473,840 shares)	$13.21
Maximum offering price per share (100/94.5 of $13.21)	$13.98

Class C:
Net asset value, offering and redemption price per share ($55,815,224 / 4,291,866 shares)	$13.00

Institutional Class:
Net asset value, offering and redemption price per share ($181,215,758 / 13,661,521 shares)	$13.26

The accompanying notes are an integral part of the financial statements.

13

EIC VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

Investment Income
Dividends	$3,726,584
Less: foreign taxes withheld	(47,176)

Total investment income	3,679,408

Expenses
Advisory fees (Note 2)	1,227,716
Distribution fees (Class C) (Note 2)	219,692
Administration and accounting fees (Note 2)	105,396
Distribution fees (Class A) (Note 2)	99,326
Transfer agent fees (Note 2)	76,868
Shareholder servicing fees (Class C) (Note 2)	73,231
Registration and filing fees	38,155
Printing and shareholder reporting fees	37,474
Custodian fees (Note 2)	15,882
Legal fees	13,842
Audit fees	13,228
Other expenses	833

Total expenses before recoupment	1,921,643

Plus: Net expenses recouped (Note 2)	107,561

Net expenses after recoupment	2,029,204

Net investment income	1,650,204

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(215,534)
Net change in unrealized appreciation/(depreciation) on investments	(18,618,848)

Net realized and unrealized loss on investments	(18,834,382)

Net decrease in net assets resulting from operations	$(17,184,178)

The accompanying notes are an integral part of the financial statements.

14

EIC VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Increase in net assets from operations:
Net investment income	$ 1,650,204	$ 2,685,790
Net realized gain/(loss) from investments	(215,534)	13,470,516
Net change in unrealized appreciation/(depreciation) on investments	(18,618,848)	7,174,199

Net increase/(decrease) in net assets resulting from operations	(17,184,178)	23,330,505

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(585,643)
Class C	—	(95,226)
Institutional Class	—	(1,761,398)

Total net investment income	—	(2,442,267)

Net realized capital gains:
Class A	—	(2,708,245)
Class C	—	(1,908,882)
Institutional Class	—	(5,602,971)

Total net realized capital gains	—	(10,220,098)

Net decrease in net assets from dividends and distributions to shareholders	—	(12,662,365)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(11,378,349)	72,541,924

Total increase/(decrease) in net assets	(28,562,527)	83,210,064

Net assets
Beginning of period	337,891,765	254,681,701

End of period	$309,329,238	$337,891,765

Accumulated net investment income, end of period	$ 2,545,370	$ 895,166

The accompanying notes are an integral part of the financial statements.

15

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Period May 19, 2011* to April 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$13.91		$13.37	$11.91	$10.65	$10.00

Net investment income(1)	0.07		0.12	0.12	0.12	0.08
Net realized and unrealized gain/(loss) on investments	(0.77)		0.98	1.70	1.22	0.61

Net increase/(decrease) in net assets resulting from operations	(0.70)		1.10	1.82	1.34	0.69

Dividends and distributions to shareholders from:
Net investment income	—		(0.10)	(0.11)	(0.08)	(0.04)
Net realized capital gains	—		(0.46)	(0.25)	— (2)	—

Total dividends and distributions to shareholders.	—		(0.56)	(0.36)	(0.08)	(0.04)

Net asset value, end of period	$13.21		$13.91	$13.37	$11.91	$10.65

Total investment return(3)	(5.03)%		8.22%	15.46%	12.73%	6.97%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$72,298		$85,653	$130,805	$83,932	$33,969
Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25%	1.25%	1.25	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements and recoupments, if any(5)	1.18	%(4)	1.18%	1.24%	1.35%	2.07	%(4)
Ratio of net investment income to average net assets	1.00	%(4)	0.90%	0.95%	1.12%	0.81	%(4)
Portfolio turnover rate	20.85	%(6)	26.89%	19.08%	12.06%	12.68	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.50%. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were waived, reimbursed and/or recouped. If such fee waivers, reimbursements and/or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover of the Fund for the year ended April 30, 2012.

The accompanying notes are an integral part of the financial statements.

16

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Period July 18, 2011* to April 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$13.75		$13.24	$11.84	$10.61	$9.88

Net investment income/(loss)(1)	0.02		0.02	0.03	0.04	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.77)		0.97	1.67	1.22	0.77

Net increase/(decrease) in net assets resulting from operations	(0.75)		0.99	1.70	1.26	0.76

Dividends and distributions to shareholders from:
Net investment income	—		(0.02)	(0.05)	(0.03)	(0.03)
Net realized capital gains	—		(0.46)	(0.25)	— (2)	—

Total dividends and distributions to shareholders	—		(0.48)	(0.30)	(0.03)	(0.03)

Net asset value, end of period.	$13.00		$13.75	$13.24	$11.84	$10.61

Total investment return(3)	(5.46)%		7.49%	14.52%	11.93%	7.75%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$55,815		$62,378	$48,016	$31,129	$13,756
Ratio of expenses to average net assets	2.00	%(4)	2.00%	2.00%	2.00%	2.00	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements and recoupments, if any(5)	1.93	%(4)	1.93%	1.99%	2.10%	2.69	%(4)
Ratio of net investment income/(loss) to average net assets	0.25	%(4)	0.15%	0.21%	0.38%	(0.01	)%(4)
Portfolio turnover rate.	20.85	%(6)	26.89%	19.08%	12.06%	12.68	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total return does not reflect any applicable sales charge.

(4)	Annualized.
(5)	During the period, certain fees were waived, reimbursed and/or recouped. If such fee waivers, reimbursements and/or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover of the Fund for the year ended April 30, 2012.

The accompanying notes are an integral part of the financial statements.

17

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012*
Per Share Operating Performance
Net asset value, beginning of period	$13.95		$13.41	$11.94	$10.67	$10.00

Net investment income(1)	0.08		0.16	0.15	0.15	0.11
Net realized and unrealized gain/(loss) on investments	(0.77)		0.98	1.70	1.22	0.61

Net increase/(decrease) in net assets resulting from operations	(0.69)		1.14	1.85	1.37	0.72

Dividends and distributions to shareholders from:
Net investment income	—		(0.14)	(0.13)	(0.10)	(0.05)
Net realized capital gains	—		(0.46)	(0.25)	— (2)	—

Total dividends and distributions to shareholders	—		(0.60)	(0.38)	(0.10)	(0.05)

Net asset value, end of period	$13.26		$13.95	$13.41	$11.94	$10.67

Total investment return(3)	(4.95)%		8.54%	15.68%	12.99%	7.24%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$181,216		$189,860	$75,860	$53,367	$18,754
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets without waivers, expense reimbursements and recoupments, if any(5)	0.93	%(4)	0.93%	0.99%	1.10%	2.40%
Ratio of net investment income to average net assets	1.25	%(4)	1.14%	1.21%	1.37%	1.13%
Portfolio turnover rate	20.85	%(6)	26.89%	19.08%	12.06%	12.68%

*	The Institutional Class commenced operations on May 1, 2011.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)Amount	is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)Annualized.
(5)	During the period, certain fees were waived, reimbursed and/or recouped. If such fee waivers, reimbursements and/or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

18

EIC VALUE FUND

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The EIC Value Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on May 1, 2011. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C, Institutional Class and Retail Class Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the redemption of Class A Shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within eighteen months (effective September 1, 2012) of purchase where $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”), paid a commission to the selling broker-dealer for such sale. A CDSC of up to 1.00% is assessed on redemptions of Class C Shares made within eighteen months (effective January 1, 2012) after a purchase. As of October 31, 2015, the Retail Class Shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may

19

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	—	quoted prices in active markets for identical securities;

● Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$259,788,178	$259,788,178	$—	$—
Exchange Traded Funds	13,265,850	13,265,850	—	—
Short-Term Investment	35,568,657	35,568,657	—	—

Total Investments	$308,622,685	$308,622,685	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been

20

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended October 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to

21

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Equity Investment Corporation (“EIC” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees or shareholder service fees), “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions, exceed 1.00% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2016, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2015, the amount of potential recovery was as follows:

Expiration

April 30, 2016
$2,017

For the period ended October 31, 2015, the Adviser earned advisory fees of $1,227,716, and recouped fees of $107,561 waived in prior periods.

22

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Fund’s Class A and Class C Shares, respectively.

The Trustees of the Trust who are not officers or employees of an investment adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2015 was $8,474. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the period ended October 31, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$59,485,583	$72,636,733

23

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2015 and the year ended April 30, 2015, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2015		For the Year Ended
	(Unaudited)		April 30, 2015
	Shares	Amount	Shares	Amount
Class A
Sales	620,191	$8,450,555	2,620,678	$35,984,103
Reinvestments	—	—	217,630	3,010,927
Redemption Fees*	—	689	—	1,904
Redemptions	(1,303,903)	(17,467,475)	(6,467,061)	(89,457,487)

Net decrease	(683,712)	$(9,016,231)	(3,628,753)	$(50,460,553)

Class C
Sales	224,486	$2,988,412	1,247,837	$17,023,666
Reinvestments	—	—	138,449	1,899,521
Redemption Fees*	—	542	—	1,304
Redemptions	(469,811)	(6,290,218)	(475,094)	(6,510,018)

Net increase/(decrease)	(245,325)	$(3,301,264)	911,192	$12,414,473

Institutional Class
Sales	2,773,712	$37,457,571	10,068,275	$139,955,946
Reinvestments	—	—	488,937	6,781,569
Redemption Fees*	—	1,927	—	3,848
Redemptions	(2,719,645)	(36,520,352)	(2,605,086)	(36,153,359)

Net increase	54,067	$939,146	7,952,126	$110,588,004

Total net increase/(decrease)	(874,970)	$(11,378,349)	5,234,565	$72,541,924

*

There is a 2.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

24

EIC VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2015, the tax character of distributions paid by the Fund was $2,442,267 of ordinary income dividends and $10,220,098 of long-term capital gains dividends. Distributions from net investment income and short term gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation
$ —	$895,166	$5,936,603	$47,332,527

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$279,909,006

Gross unrealized appreciation	$38,851,146
Gross unrealized depreciation	(10,137,467)

Net unrealized appreciation	$28,713,679

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2015, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

25

EIC VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (855) 430-6487 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Equity Investment Corporation

3007 Piedmont Road, NE

Suite 200

Atlanta, GA 30305

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

EIC-1015

of

FundVantage Trust

Class A

Class C

Institutional Class

SEMI-ANNUAL

REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the EIC Value Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the EIC Value Fund.

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Class I	-0.31%	0.37%	1.53%	2.80%	3.12%
Barclays Intermediate Government/Credit Bond Index	0.25%	1.86%	1.37%	2.31%	2.67%**
Barclays U.S. Aggregate Bond Index	-0.10%	1.96%	1.65%	3.03%	3.28%**

†	Not Annualized.

*	The Estabrook Investment Grade Fixed Income Fund (the “Fund”) commenced operations on July 23, 2010.

**	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-7443. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 1.34% and 0.70%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2015, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Estabrook Capital Management LLC (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, any class-specific fees and expenses (such as Rule 12-b1 distribution fees, shareholders service fees, or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items, and brokerage commissions, do not exceed 0.70% (on an annual basis) of the average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2016, unless the Board of Trustees of FundVantage Trust approves an earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation..

A 1% redemption fee applies to shares redeemed within 90 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Barclays Intermediate Government/Credit Bond Index (“Barclays Int. Gov./Cr. Index”). The Fund uses the Barclays U.S. Aggregate Bond Index (“Barclays U.S. Aggregate Bond Index”) as a secondary index. The Barclays Int. Gov./Cr. Index is an unmanaged market index that tracks performance of intermediate term U.S. government and corporate bonds. The Barclays U.S. Aggregate Bond Index is an intermediate term, broad-based index comprised of most U.S traded investment grade bonds. Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. This is the broadest measure of the taxable U.S. bond market,

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2015

(Unaudited)

including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with maturities of 1 year or more. It is impossible to invest directly in an index.

The Fund is subject to the same risks as the underlying bonds in the portfolio such as credit, call and interest rate risk. As interest rates rise the value of bond prices will decline. The Fund may invest in high yield debt (also known as junk bonds) which may cause greater volatility and less liquidity. You may lose money by investing in the Fund.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015 through October 31, 2015 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Fund Expense Disclosure (Concluded)

October 31, 2015

(Unaudited)

	Estabrook Investment Grade Fixed Income Fund – Class I
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period*
Actual	$1,000.00	$996.90	$3.51
Hypothetical (5% return before expenses)	1,000.00	1,021.62	3.56

*

Expenses are equal to the Fund’s annualized expense ratio for the six-month period ended October 31, 2015 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184) then divided by 366 days to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of (0.31)%.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
Corporate Bonds and Notes	74.5%	$24,781,754
U.S. Treasury Obligations	24.0	7,963,443
Other Assets in Excess of Liabilities	1.5	497,960

NET ASSETS	100.0%	$33,243,157

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 74.5%
Advertising Agencies — 1.5%
Interpublic Group of Cos, Inc. (The) 4.200%, 04/15/2024	$500,000	$498,780

Aerospace/Defense — 1.5%
Boeing Co. (The) Callable 07/30/2025 at 100 2.600%, 10/30/2025	500,000	484,602

Airlines — 0.6%
Delta Air Lines Series 2010-2, Class B 6.750%, 05/23/2017	200,000	200,500

Applications Software — 3.0%
Microsoft Corp. 1.000%, 05/01/2018	250,000	248,880
Microsoft Corp. 1.300%, 11/03/2018	250,000	250,193
Microsoft Corp. Callable 08/03/2025 at 100 3.125%, 11/03/2025	500,000	505,952

		1,005,025

Auto/Truck Parts & Equipment-Original — 1.3%
Delphi Corp. Callable 02/15/2018 at 102.5 5.000%, 02/15/2023	400,000	418,500

Auto-Cars/Light Trucks — 10.0%
Ford Motor Credit Co., LLC 2.375%, 03/12/2019	650,000	643,548
Ford Motor Credit Co., LLC 3.157%, 08/04/2020	400,000	404,293
Ford Motor Credit Co., LLC 3.219%, 01/09/2022	400,000	398,033

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Auto-Cars/Light Trucks — (Continued)
General Motors Co. 3.500%, 10/02/2018	$500,000	$508,305
General Motors Financial Co., Inc. 2.400%, 04/10/2018	500,000	495,142
General Motors Financial Co., Inc. Callable 02/10/2022 at 100 3.450%, 04/10/2022	600,000	585,914
Harley-Davidson Financial Services, Inc. 3.875%, 03/15/2016 (a)	300,000	303,524

		3,338,759

Beverages-Non-alcoholic — 0.8%
PepsiCo, Inc. Callable 12/07/2018 at 100.0 2.250%, 01/07/2019	250,000	255,093

Cable/Satellite TV — 1.5%
DIRECTV Holdings, LLC DIRECTV Financing Co., Inc. Callable 01/01/2024 at 100.0 4.450%, 04/01/2024	500,000	515,576

Commercial Banks Non-US — 0.8%
Abbey National Treasury Services PLC (London) 3.050%, 08/23/2018	250,000	258,234

Commercial Banks-Eastern US — 1.3%
CIT Group, Inc. 5.000%, 08/01/2023	400,000	419,000

The accompanying notes are an integral part of the financial statements.

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Computers — 3.0%
Apple, Inc. 2.000%, 05/06/2020	$500,000	$501,414
Apple, Inc. 3.200%, 05/13/2025	500,000	508,006

		1,009,420

Diversified Banking Institutions — 19.5%
Bank of America Corp. 6.875%, 11/15/2018	250,000	284,368
Citigroup, Inc. Callable 08/15/2020 at 100 5.950%, 12/29/2049 (b)	1,500,000	1,497,062
Goldman Sachs Group, Inc. (The) 1.925%, 11/29/2023 (c)	500,000	504,462
Goldman Sachs Group, Inc. (The) Callable 05/10/2020 at 100 5.375%, (b)	500,000	495,000
Goldman Sachs Group, Inc. (The) Callable 08/15/2020 at 100 1.537%, 09/15/2020 (c)	700,000	700,336
JPMorgan Chase & Co. 1.220%, 01/25/2018 (c)	300,000	301,101
JPMorgan Chase & Co. 0.953%, 01/28/2019 (c)	100,000	98,968
JPMorgan Chase & Co. Callable 05/01/2020 at 100 5.300%, 12/29/2049 (b)	250,000	250,750
Morgan Stanley 1.316%, 06/16/2020 (c)	350,000	347,330

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Diversified Banking Institutions — (Continued)
Morgan Stanley Callable 07/15/2019 at 100.0 5.450%, 07/29/2049 (b)(d)	$500,000	$491,875
Morgan Stanley Callable 07/15/2020 at 100 5.550%, 12/29/2049 (b)	500,000	499,375
UBS AG 2.350%, 03/26/2020	500,000	500,092
UBS AG 1.174%, 06/01/2020 (c)	500,000	499,332

		6,470,051

Diversified Financial Services — 1.5%
General Electric Capital Corp. Callable 12/09/2019 at 100.0 2.200%, 01/09/2020	500,000	504,948

Electronic Components-Semiconductor — 1.5%
Intel Corp. 2.450%, 07/29/2020	250,000	254,007
Texas Instruments, Inc. 1.000%, 05/01/2018	250,000	247,593

		501,600

Enterprise Software/Services — 1.5%
Oracle Corp. 0.901%, 01/15/2019 (c)	500,000	500,414

Fiduciary Banks — 1.5%
Citizens Financial Group, Inc. Callable 04/06/2020 at 100 5.500%, 12/29/2049 (a)(b)	500,000	491,250

The accompanying notes are an integral part of the financial statements.

7

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Finance-Auto Loans — 6.9%
Ally Financial, Inc. 3.600%, 05/21/2018	$750,000	$759,375
Ally Financial, Inc. 4.750%, 09/10/2018	500,000	520,000
Ally Financial, Inc. 3.750%, 11/18/2019	500,000	506,500
Ally Financial, Inc. 4.625%, 05/19/2022	500,000	520,000

		2,305,875

Finance-Credit Card — 0.6%
American Express Credit Corp. 1.300%, 07/29/2016	200,000	200,824

Hotels&Motels — 0.8%
Wyndham Worldwide Corp. Callable 02/01/2017 at 100.0 2.950%, 03/01/2017	250,000	253,062

Life/Health Insurance — 2.3%
Lincoln National Corp. Callable 05/17/2016 at 100.0 7.000%, 05/17/2066 (b)	600,000	502,125
Prudential Financial, Inc. 1.101%, 08/15/2018 (c)	250,000	250,679

		752,804

Multi-line Insurance — 2.3%
Genworth Holdings, Inc. Callable 11/15/2016 at 100.0 6.150%, 11/15/2066 (b)	475,000	211,375

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Multi-line Insurance — (Continued)
MetLife, Inc. Callable 08/01/2034 at 100.0 10.750%, 08/01/2039	$200,000	$315,000
Metlife, Inc. Callable 06/15/2020 at 100 5.250%, 12/29/2049 (b)	250,000	252,344

		778,719

Multimedia — 0.6%
NBC Universal Media, LLC 2.875%, 04/01/2016	200,000	201,944

Oil Companies-Exploration&Production — 0.6%
Anadarko Petroleum Corp. 5.950%, 09/15/2016	200,000	207,358

Pipelines — 0.7%
Enterprise Products Operating LLC Callable 01/15/2018 at 100.0 7.034%, 01/15/2068 (b)	235,000	248,219

Reinsurance — 1.2%
Berkshire Hathaway, Inc. 1.550%, 02/09/2018	400,000	403,318

REITS-Office Property — 0.6%
BioMed Realty LP Callable 03/15/2016 at 100.0 3.850%, 04/15/2016	200,000	201,663

REITS-Shopping Centers — 1.4%
DDR Corp. 7.500%, 04/01/2017	200,000	215,515

The accompanying notes are an integral part of the financial statements.

8

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
REITS-Shopping Centers — (Continued)
Kimco Realty Corp. Callable 03/01/2021 at 100.0 3.200%, 05/01/2021	$250,000	$251,820

		467,335

REITS-Warehouse/Industry — 1.5%
Prologis LP Callable 11/01/2020 at 100.0 3.350%, 02/01/2021	500,000	504,198

Retail-Discount — 0.8%
Wal-Mart Stores, Inc. 1.125%, 04/11/2018	250,000	250,612

Retail-Mail Order — 1.1%
QVC, Inc. Callable 11/15/2024 at 100 4.450%, 02/15/2025	400,000	379,959

Super-Regional Banks-US — 1.5%
Wells Fargo & Co. 2.600%, 07/22/2020	500,000	504,306

Transport-Rail — 0.8%
CSX Corp. Callable 08/01/2025 at 100 3.350%, 11/01/2025	250,000	249,806

TOTAL CORPORATE BONDS AND NOTES (Cost $24,925,810)		24,781,754

U.S. TREASURY OBLIGATIONS — 24.0%
Sovereign — 24.0%
2.000%, 07/31/2022	750,000	756,094
2.000%, 08/15/2025	2,200,000	2,170,738
2.125%, 06/30/2022	475,000	482,929

	Par Value	Value

U.S. TREASURY OBLIGATIONS — (Continued)
Sovereign — (Continued)
0.250%, 12/31/2015	$500,000	$500,078
0.500%, 06/30/2016	500,000	500,430
0.500%, 07/31/2016	1,000,000	1,000,729
0.500%, 09/30/2016	750,000	750,371
0.625%, 10/15/2016	400,000	400,651
1.000%, 05/31/2018	1,400,000	1,401,423

		7,963,443

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,947,729)		7,963,443

TOTAL INVESTMENTS - 98.5% (Cost $32,873,539)		32,745,197
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		497,960

NET ASSETS - 100.0%		$33,243,157

The accompanying notes are an integral part of the financial statements.

9

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2015, these securities amounted to $794,774 or 2.4% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Fix-to Float Security. Rate shown is as of October 31, 2015.
(c)	Variable or Floating Rate Security. Rate shown is as of October 31, 2015.
(d)	Security is a perpetual bond and has no definite maturity date.

REIT	Real Estate Investment Trust
PLC	Public Limited Company

Please note that securities are classified according to the Bloomberg Sub-Industry Categories. The Fund’s investment adviser has selected this classification system because they believe that it best reflects the industry and risks associated with each position.

The accompanying notes are an integral part of the financial statements.

10

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statement of Assets and Liabilities

October 31, 2015

(Unaudited)

Assets
Investments, at value (Cost $32,873,539)	$32,745,197
Cash	1,016,663
Receivable for investments sold	7,000
Dividends and interest receivable	260,019
Receivable from Investment Adviser	2,558
Prepaid expenses and other assets	18,777

Total assets	34,050,214

Liabilities
Payable for investments purchased	749,620
Payable for capital shares redeemed	16,311
Payable for transfer agent fees	13,741
Payable for administration and accounting fees	8,045
Payable for custodian fees	2,343
Accrued expenses	16,997

Total liabilities	807,057

Net Assets	$33,243,157

Net Assets Consisted of:
Capital stock, $0.01 par value	$32,866
Paid-in capital	33,377,247
Accumulated net investment loss	(16,921)
Accumulated net realized loss from investments	(21,693)
Net unrealized depreciation on investments	(128,342)

Net Assets	$33,243,157

Class I:
Shares outstanding	3,286,579

Net asset value, offering and redemption price per share ($33,243,157 / 3,286,579 shares)	$10.11

The accompanying notes are an integral part of the financial statements.

11

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statement of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

Investment Income
Interest	$503,224

Total investment income	503,224

Expenses
Advisory fees (Note 2)	108,906
Administration and accounting fees (Note 2)	31,812
Transfer agent fees (Note 2)	23,307
Legal fees	18,556
Audit fees	13,978
Trustees’ and officers’ fees (Note 2)	12,324
Printing and shareholder reporting fees	9,572
Custodian fees (Note 2)	6,571
Registration and filing fees	4,603
Other expenses	4,406

Total expenses before waivers and reimbursements	234,035

Less: waivers and reimbursements (Note 2)	(116,752)

Net expenses after waivers and reimbursements	117,283

Net investment income	385,941

Net realized and unrealized loss from investments:
Net realized loss from investments	(63,399)
Net change in unrealized appreciation/(depreciation) on investments	(427,111)

Net realized and unrealized loss on investments	(490,510)

Net decrease in net assets resulting from operations	$(104,569)

The accompanying notes are an integral part of the financial statements.

12

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Increase/(decrease) in net assets from operations:
Net investment income	$385,941	$770,464
Net realized gain/(loss) from investments	(63,399)	153,761
Net change in unrealized appreciation/(depreciation) on investments	(427,111)	(298,125)

Net increase/(decrease) in net assets resulting from operations	(104,569)	626,100

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class I	(386,021)	(770,464)
Net realized capital gains:
Class I	—	(209,879)

Net decrease in net assets from dividends and distributions to shareholders	(386,021)	(980,343)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(12,404)	105,674

Total decrease in net assets	(502,994)	(248,569)

Net assets
Beginning of period	33,746,151	33,994,720

End of period	$33,243,157	$33,746,151

Accumulated net investment loss, end of period	$(16,921)	$(16,841)

The accompanying notes are an integral part of the financial statements.

13

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period July 23, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.26		$10.37	$10.66	$10.09	$10.06	$10.00

Net investment income(1)	0.12		0.24	0.26	0.32	0.32	0.17
Net realized and unrealized gain/(loss) on investments	(0.15)		(0.05)	(0.23)	0.57	0.03	0.06

Net increase/(decrease) in net assets resulting from operations	(0.03)		0.19	0.03	0.89	0.35	0.23

Dividends and distributions to shareholders from:
Net investment income	(0.12)		(0.24)	(0.26)	(0.32)	(0.32)	(0.17)
Net realized capital gains	—		(0.06)	(0.06)	—	—	—

Total dividends and distributions to shareholders	(0.12)		(0.30)	(0.32)	(0.32)	(0.32)	(0.17)

Net asset value, end of period	$10.11		$10.26	$10.37	$10.66	$10.09	$10.06

Total investment return(2)	(0.31)%		1.85%	0.38%	8.99%	3.52%	2.29%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$33,243		$33,746	$33,995	$31,737	$17,464	$13,034
Ratio of expenses to average net assets	0.70	%(3)	0.70%	0.70%	0.70%	0.70%	0.70	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.40	%(3)	1.34%	1.41%	1.69%	2.49%	2.65	%(3)
Ratio of net investment income to average net assets	2.30	%(3)	2.28%	2.50%	3.07%	3.18%	2.24	%(3)
Portfolio turnover rate	45.77	%(5)	89.75%	132.74%	94.83%	50.01%	98.85	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

14

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

Estabrook Investment Grade Fixed Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on July 23, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C, Class I and Class R Shares. As of October 31, 2015, Class A, Class C and Class R Shares had not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m., Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income and preferred securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses).

15

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$24,781,754	$—	$24,781,754	$—
U.S. Treasury Obligations	7,963,443	—	7,963,443	—

Total Investments	$32,745,197	$—	$32,745,197	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

16

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to such fund.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain

17

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

(the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Estabrook Capital Management LLC (“Estabrook” or the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Estabrook Capital Management LLC (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure the Fund’s total operating expenses, excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items, and brokerage commissions, do not exceed 0.70% (on an annual basis) of the average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2016, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. At October 31, 2015, the amount of potential recovery by the Adviser was as follows:

Expiration April 30, 2016	Expiration April 30, 2017	Expiration April 30, 2018	Expiration April 30, 2019
$246,984	$223,993	$217,797	$116,752

18

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

For the six months ended October 31, 2015, the Adviser earned advisory fees of $108,906 and waived and reimbursed fees of $116,752.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2015 was $2,557. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$10,359,260	$12,820,293
U.S. Government Securities	4,407,070	1,918,980

19

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2015 and the year ended April 30, 2015 transactions in capital shares (authorized shares unlimited) were as follows:

	For the
	Six Months Ended		For the
	October 31, 2015		Year Ended
	(Unaudited)		April 30, 2015

	Shares	Amount	Shares	Amount
Class I Shares
Sales	5,546	$56,533	52,699	$545,731
Reinvestments	38,123	386,021	94,256	971,527
Redemption Fees*	—	—	—	1
Redemptions	(45,042)	(454,958)	(136,649)	(1,411,585)

Net increase	(1,373)	$(12,404)	10,306	$105,674

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 90 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2015, the tax character of distributions paid by the Fund was $828,122 of ordinary income dividends and $152,221 of long-term capital gains dividends. For the year ended April 30, 2014, the tax character of distributions paid by the Fund was $779,824 of ordinary income dividends and $201,465 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains were treated as ordinary income for federal income tax purposes.

20

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

As of April 30, 2015, components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Qualified Late-Year Losses
$ —	$—	$103,594	$281,928	$(61,888)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$32,873,539

Gross unrealized appreciation	$277,823
Gross unrealized depreciation	(406,165)

Net unrealized depreciation	$(128,342)

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2015, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2015. For the year ended April 30, 2015 the Fund had short term capital loss deferrals of $61,888.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2015 the Fund did not have any capital loss carryforwards.

6. Debt Investment Risk

Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher

21

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

22

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-7443 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

At an in-person meeting held on June 23-24, 2015 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement (“Agreement”) between Estabrook Capital Management LLC (the “Adviser” or “Estabrook”) and the Trust on behalf of the Estabrook Investment Grade Fixed Income Fund (the “Fund”) for an additional one year period. In determining whether to continue the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, (x) compliance with the Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with portfolio managers at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing

23

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information (Continued)

(Unaudited)

procedures as established by the Board. The Trustees also noted that they had previously received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from Estabrook attended the meeting both in person and via teleconference. The representatives discussed Estabrook’s history, performance and investment strategy in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Trustees considered the investment performance of the Fund and the Adviser. The Trustees reviewed the historical performance charts for the Fund, the Fund’s benchmark, the Barclay’s Intermediate U.S. Government/Credit Bond Index and the Lipper Core Bond Fund category for the year-to-date, one year, two year, three year and since inception periods ended March 31, 2015. The Trustees noted that the Fund’s Class I shares, currently the Fund’s only operational share class, underperformed its benchmark for the year to date, one year and two year periods ended March 31, 2015 and outperformed for the three year and since inception periods ended March 31, 2015. The Trustees further noted that the Fund underperformed the median of the Lipper Core Bond Fund category for the year to date, one year and two year periods ended March 31, 2015, but outperformed for the three year period ended March 31, 2015. The Trustees concluded that the performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus other similarly managed funds. The Trustees noted that the Fund’s net expense ratio and gross advisory fee were higher than the median of the net expense ratios and gross advisory fee of funds in the Lipper Core Bond Fund category with $250 million or less in assets. The Trustees also noted that Estabrook does not manage any products other than the Fund with a similar strategy. The Trustees concluded that the advisory fee and services provided by the Adviser are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting.

The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures and reports regarding the Adviser’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Fund by the Adviser

24

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information (Concluded)

(Unaudited)

and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry norms and that the Fund is likely to benefit from the continued receipt of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Fund, as well as its profitability. The Trustees were provided with the Adviser’s most recent balance sheet and income statement. The Trustees noted that the Adviser’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund specifically. The Trustees noted that the Adviser waived a portion of its advisory fee with respect to the Fund in order to maintain the stated cap on Fund operating expenses pursuant to a contractual expense limitation agreement. The Trustees noted that the Adviser’s contractual advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund was reasonable, taking into account the quality of services provided by the Adviser and the current size and projected growth of the Fund during the renewal term.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one year period.

25

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Estabrook Capital Management LLC

900 Third Avenue, 10th Floor

New York, NY 10022

Administrator and Fund Accounting Agent

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent and Dividend Disbursing Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

EST-1015

ESTABROOK INVESTMENT

GRADE FIXED INCOME

FUND

of

FundVantage Trust

Class I

SEMI-ANNUAL

REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Estabrook Investment Grade Fixed Income Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Estabrook Investment Grade Fixed Income Fund.

INSIGHT INVESTMENT GRADE BOND FUND

of

FundVantage Trust

Institutional Class

SEMI-ANNUAL REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Insight Investment Grade Bond Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Insight Investment Grade Bond Fund.

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six Months†	1 Year	3 Year	Since Inception*
Institutional Class	-0.77%	1.20%	2.33%	3.91%
Barclays U.S. Aggregate Bond Index	-0.47%	2.94%	1.71%	3.42%**

†	Not Annualized.

*	The Insight Investment Grade Bond Fund (the “Fund”) commenced operations on December 2, 2010.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 678-6242.

The Fund’s total annual gross operating expense ratio for Institutional Class shares of the Fund, as stated in the current prospectus dated September 1, 2015, is 1.27% of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Cutwater Investor Services Corp. (d/b/a Insight Investment and referred to herein as the “Adviser”) has voluntarily agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). Such Expense Limitation will continue until the Adviser notifies the Fund of a change in its voluntary Expense Limitation or its discontinuation. This Expense Limitation may be discontinued at any time at the discretion of the Adviser. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 1.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Barclays U.S. Aggregate Bond Index. The Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment grade bond market. References to an index over a specific period are provided for your information only and should not be considered indicative of an investment in the Insight Investment Grade Bond Fund. Note that an index is unmanaged and the information contained herein does not reflect any investment management fees or transaction costs. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is subject to the risks of the fixed-income securities in its portfolio such as credit, prepayment and interest rate risk. As interest rates rise, the value of bond prices will decline and an investor may lose money.

3

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015 through October 31, 2015 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Insight Investment Grade Bond Fund
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period*
Institutional Class
Actual	$ 1,000.00	$ 992.30	$4.26
Hypothetical (5% return before expenses)	1,000.00	1,020.86	4.32

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2015 of 0.85% for the Institutional Shares of the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six month total returns for the Fund of (0.77%).

4

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
Corporate Bonds and Notes	50.3%	$19,346,704
Residential Mortgage-Backed Securities	14.7	5,671,006
U.S. Treasury Obligations	11.4	4,381,335
Asset Backed Securities	9.3	3,587,919
Commercial Mortgage-Backed Securities	7.9	3,036,955
Registered Investment Company	3.4	1,291,548
Municipal Bonds	1.7	663,043
Preferred Stock	1.4	537,875
Liabilities in Excess of Other Assets	(0.1)	(38,590)

NET ASSETS	100.0%	$38,477,795

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Portfolio of Investments

October 31, 2015

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — 50.3%
Agriculture — 0.2%
Altria Group, Inc., Co. Gty., 2.85%, 08/09/22	Baa1/BBB+	$56	$55,356

Airlines — 1.5%
American Airlines 2013-2 Class B Pass Through Trust, 5.60%, 01/15/22 144A	NR/BBB-	371	381,321
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 144A	Baa2/BBB	200	208,235

			589,556

Automotive — 0.8%
FCA US LLC/CG Co. Issuer, Inc., Sec. Notes, 8.25%, 06/15/21 (b)	B1/BB-	300	321,000

Diversified Financial Services — 17.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Co. Gty., 4.625%, 10/30/20	Ba2/BB+	150	155,438
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Co. Gty., 4.50%, 05/15/21	Ba2/BB+	250	256,875
Bank of America Corp., Sr. Unsec. Notes, 5.75%, 12/01/17	Baa1/A-	210	226,905
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa1/A-	320	365,824
BB&T Corp., Sr. Unsec. Notes, 1.197%, 06/15/18 (b)(c)	A2/A-	405	407,270
Bear Stearns Cos., LLC (The), Sr. Unsec. Notes, 6.40%, 10/02/17	A3/A	267	290,764
BioMed Realty LP, Co. Gty., REIT, 6.125%, 04/15/20 (b)	Baa2/BBB	226	244,120
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB+	225	238,735
Credit Agricole SA., Sub. Notes, 4.375%, 03/17/25 144A	Baa3/BBB	310	305,638
EPR Properties, Co. Gty., REIT, 5.75%, 08/15/22 (b)	Baa2/BBB-	358	379,929
GE Capital International Funding Co., Co. Gty., 2.342%, 11/15/20 144A	A1/AA+	215	215,617
General Electric Capital Corp., Co. Gty., 5.30%, 02/11/21	A2/AA	75	85,615
General Electric Capital Corp., Co. Gty., 5.25%, 06/15/23 (b)(c)(d)	Baa1/A+	400	418,000
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 2.375%, 01/22/18	A3/A-	91	92,418
HSBC Capital Funding LP/Jersey Channel Islands, Ltd., Co. Gty., 10.176%, 06/30/30 144A(b)(c)(d)	Baa1/BBB-	325	490,750
ING Bank NV, Sub. Notes, 4.125%, 11/21/23 (b)(c)	Baa2/BBB	350	359,625
JPMorgan Chase & Co., Jr. Sub. Notes, 7.90%, 04/30/18 (b)(c)(d)	Baa3/BBB-	387	402,093
Morgan Stanley, Jr. Sub. Notes, 5.45%, 07/15/19 (b)(c)(d)	Ba1/BB	365	359,069
Morgan Stanley, Sr. Unsec. Notes, 5.50%, 07/24/20	A3/A-	425	477,428
Morgan Stanley, Sr. Unsec. Notes, 4.30%, 01/27/45	A3/A-	40	38,336
Santander UK Group Holdings PLC, Sr. Unsec. Notes, 2.875%, 10/16/20	Baa1/BBB	130	129,931
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40 144A	A3/A-	211	252,645
State Street Corp., Sr. Unsec. Notes, 3.55%, 08/18/25	A2/A+	75	77,002
US Bank N.A., Sr. Unsec. Notes, 0.803%, 10/28/19 (b)(c)	A1/AA-	490	487,591

			6,757,618

Energy — 2.6%
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72 (b)(c)	Baa1/BBB	300	318,401
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22 144A(b)	B3/B+	350	343,000
Hess Corp., Sr. Unsec. Notes, 5.60%, 02/15/41	Baa2/BBB	150	146,862
Noble Energy, Inc., Sr. Unsec. Notes, 8.25%, 03/01/19	Baa2/BBB	146	170,074

			978,337

Food — 1.1%
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec. Notes, 5.75%, 06/15/25 144A(b)	Ba2/BB+	200	193,500

The accompanying notes are an integral part of the financial statements.

6

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

CORPORATE BONDS AND NOTES — (Continued)
Food — (Continued)
Kraft Heinz Foods Co., Co. Gty., 5.20%, 07/15/45 144A(b)	Baa3/BBB-	$45	$47,708
Sysco Corp., Co. Gty., 2.60%, 10/01/20 (b)	A2/A-	175	176,792

			418,000

Healthcare — 1.7%
Actavis Funding SCS, Co. Gty., 4.75%, 03/15/45 (b)	Baa3/BBB-	30	28,689
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21 144A	Ba2/BB+	325	352,625
Medtronic, Inc., Co. Gty., 4.625%, 03/15/45	A3/A	140	147,177
Memorial Sloan-Kettering Cancer Center, Sr. Unsec. Notes, 4.20%, 07/01/55	Aa3/AA-	115	109,146

			637,637

Industrial — 3.3%
ADT Corp. (The), Sr. Unsec. Notes, 6.25%, 10/15/21	Ba2/BB-	175	189,000
Case New Holland Industrial, Inc., Co. Gty., 7.875%, 12/01/17	Ba1/BB+	170	183,812
CNH Industrial Capital LLC, Co. Gty., 3.875%, 07/16/18 144A	Ba1/BB	90	90,225
ERAC USA Finance LLC, Co. Gty., 4.50%, 02/15/45 144A(b)	Baa1/BBB+	215	199,891
Heathrow Funding Ltd., Sr. Sec. Notes, 4.875%, 07/15/23 144A	NR/A-	100	109,489
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec. Notes, 3.375%, 02/01/22 144A(b)	Baa3/BBB-	201	196,198

Samarco Mineracao SA, Sr. Unsec. Notes, 5.75%, 10/24/23 144A	Baa3/BB+	275	244,668
Sydney Airport Finance Co. Pty Ltd., Sr. Sec. Notes, 3.375%, 04/30/25 144A(b)	Baa2/BBB	70	66,850

			1,280,133

Insurance — 5.3%
ACE INA Holdings, Inc., Co. Gty., 3.35%, 05/03/26 (b)	A3/(P)A	35	35,118
ACE INA Holdings, Inc., Co. Gty., 4.35%, 11/03/45 (b)	A3/(P)A	25	25,308
Allstate Corp. (The), Jr. Sub. Notes, 6.50%, 05/15/67 (b)(c)	Baa1/BBB	325	359,125
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19	Baa1/BBB+	130	160,579
American International Group, Inc., Jr. Sub. Notes, 8.175%, 05/15/68 (b)(c)	Baa2/BBB	325	429,000
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/07/67 144A(b)(c)	Baa3/BB+	208	199,420
Prudential Financial, Inc., Jr. Sub. Notes, 5.20%, 03/15/44 (b)(c)	Baa2/BBB+	400	397,000
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	145	181,950
Travelers Cos., Inc. (The), Jr. Sub. Notes, 6.25%, 03/15/67 (b)(c)	A3/NR	244	248,880

			2,036,380

Media — 2.3%
CCO Safari II LLC, Sr. Sec. Notes, 4.464%, 07/23/22 144A(b)	Ba1/BBB-	220	223,190
Numericable-SFR SAS, Sr. Sec. Notes, 6.25%, 05/15/24 144A(b)	B1/B+	250	250,000
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24 144A(b)	B1/B+	425	411,188

			884,378

Mining — 0.9%
BHP Billiton Finance USA Ltd., Co. Gty., 6.75%, 10/19/75 144A(b)(c)	A3/A-	200	204,250
Teck Resources Ltd., Co. Gty., 5.20%, 03/01/42 (b)	Ba1/BB	296	158,360

			362,610

The accompanying notes are an integral part of the financial statements.

7

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Moody’s/
	Standard &	Principal
	Poor’s	Amount
	Rating(a)	(000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Pipe Lines Ex Natural Gas — 4.2%
Columbia Pipeline Group, Inc., Co. Gty., 4.50%, 06/01/25 144A(b)	Baa2/BBB-	$70	$67,363
Energy Transfer Partners LP, Sr. Unsec. Notes, 5.15%, 03/15/45 (b)	Baa3/BBB-	160	127,695
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(c)	Baa2/BBB-	211	222,869
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NR/BBB-	175	189,738
Kinder Morgan Energy Partners LP, Co. Gty., 9.00%, 02/01/19	Baa3/BBB-	130	150,117
Kinder Morgan, Inc., Co. Gty., 5.55%, 06/01/45 (b)	Baa3/BBB-	365	307,276
Regency Energy Partners LP/Regency Energy Finance Corp., Co. Gty., 6.50%, 07/15/21 (b)	Baa3/BBB-	370	382,950
Williams Partners LP/ACMP Finance Corp., Sr. Unsec. Notes, 4.875%, 05/15/23 (b)	Baa2/BBB	190	171,494

			1,619,502

Telecommunications — 5.8%
AT&T, Inc., Sr. Unsec. Notes, 4.50%, 05/15/35 (b)	Baa1/BBB+	300	280,606
AT&T, Inc., Sr. Unsec. Notes, 4.75%, 05/15/46 (b)	Baa1/BBB+	70	64,271
Bharti Airtel International Netherlands BV, Co. Gty., 5.35%, 05/20/24 144A	Baa3/BBB-	360	386,748
Frontier Communications Corp., Sr. Unsec. Notes, 8.50%, 04/15/20	Ba3/BB-	325	334,750
Frontier Communications Corp., Sr. Unsec. Notes, 11.00%, 09/15/25 144A(b)	Ba3/BB-	22	23,059
QUALCOMM, Inc., Sr. Unsec. Notes, 3.45%, 05/20/25 (b)	A1/A+	420	403,352
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35 (b)	Baa3/BBB-	195	194,415
T-Mobile USA, Inc., Co. Gty., 6.625%, 04/01/23 (b)	Ba3/BB	227	231,894
Verizon Communications, Inc., Sr. Unsec. Notes, 2.086%, 09/14/18 (c)	Baa1/BBB+	195	200,321
Verizon Communications, Inc., Sr. Unsec. Notes, 6.55%, 09/15/43	Baa1/BBB+	8	9,576
Verizon Communications, Inc., Sr. Unsec. Notes, 5.012%, 08/21/54	Baa1/BBB+	60	55,464
Verizon Communications, Inc., Sr. Unsec. Notes, 4.672%, 03/15/55	Baa1/BBB+	72	63,270

			2,247,726

Utilities — 3.0%
Black Hills Corp., Sr. Unsec. Notes, 4.25%, 11/30/23 (b)	Baa1/BBB	100	104,573
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A	Baa3/BBB-	163	186,128
Electricite de France SA, Jr. Sub. Notes, 5.25%, 01/29/23 144A(b)(c)(d)	Baa1/BBB	208	206,960
IPALCO Enterprises, Inc., Sr. Sec. Notes, 3.45%, 07/15/20 144A(b)	Baa3/BB+	145	143,188
Southern Power Co., Sr. Unsec. Notes, 5.25%, 07/15/43	Baa1/BBB+	170	170,737
UIL Holdings Corp., Sr. Unsec. Notes, 4.625%, 10/01/20	Baa2/BBB-	325	346,885

			1,158,471

TOTAL CORPORATE BONDS AND NOTES (Cost $19,304,923)			19,346,704

ASSET BACKED SECURITIES — 9.3%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class C, 2.42%, 05/08/18 (b)	Aaa/AAA	201	201,655
Carlyle Global Market Strategies CLO Ltd., Series 2014-3A, Class B, 3.473%, 07/27/26 144A(b)(c)	A2/NR	500	494,345
CPS Auto Receivables Trust, Series 2015-B, Class A, 1.65%, 11/15/19 144A(b)	NR/AA-	153	152,512
Goldentree Loan Opportunities V, Ltd., Series 2007-5A, Class B, CLO, 1.415%, 10/18/21 144A(b)(c)	Aaa/AAA	500	495,660
Jefferson Mill CLO Ltd., Series 2015-1A, Class X, 1.282%, 07/20/27 144A(b)(c)	Aaa/NR	250	249,906
North End CLO, Ltd., Series 2013-1A, Class B, 1.965%, 07/17/25 144A(b)(c)	NR/AA	1,000	971,760

The accompanying notes are an integral part of the financial statements.

8

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Moody’s/
	Standard &	Principal
	Poor’s	Amount
	Rating(a)	(000’s)	Value
ASSET BACKED SECURITIES — (Continued)
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2A, 1.20%, 12/17/18 (b)	Aaa/NR	$212	$212,438
Sonic Capital LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41 144A(b)	Baa2/BBB	106	108,722
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/42 144A(b)	NR/A+	301	326,959
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83%, 02/22/38 144A(b)	NR/A	309	310,454
TAL Advantage V LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39 144A(b)	NR/A	64	63,508

TOTAL ASSET BACKED SECURITIES (Cost $3,577,594)			3,587,919

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.9%
BLCP Hotel Trust, Series 2014-CLRN, Class B, 1.547%, 08/15/29 144A(b)(c)	NR/AA-	305	301,021
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.518%, 05/10/35 144A(c)	Baa1/NR	350	338,357
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.685%, 01/25/48 144A(b)(c)	NR/NR	90	85,306
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/30 144A	Aa3/A-	227	227,314
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(b)(c)	Ba1/NR	423	426,235
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.291%, 10/15/30 144A(c)	NR/A	540	531,135
ORES LLC, Series 2014-LV3, Class A, 3.00%, 03/27/24 144A	NR/NR	61	60,842
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.247%, 04/15/32 144A(b)(c)	Aaa/NR	298	296,563
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class SCH2, 3.696%, 01/15/27 144A(c)	NR/BB	450	437,764
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class WTS2, 3.446%, 02/15/27 144A(c)	NR/BB	225	218,709
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class C, 4.612%, 11/15/48(b)(c)	NR/NR	119	113,709

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,037,448)			3,036,955

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 14.7%
FHLMC Gold Pool # G03508, 6.00%, 07/01/37	Aaa/AA+	61	69,783
FHLMC Gold Pool # G08595, 4.00%, 07/01/44	Aaa/AA+	315	335,111
FHLMC Gold Pool # G60038, 3.50%, 01/01/44	Aaa/AA+	994	1,036,037
FNMA Pool #AB3737, 3.50%, 10/01/41	Aaa/AA+	848	884,582
FNMA Pool #AD7136, 5.00%, 07/01/40	Aaa/AA+	222	244,854
FNMA Pool #AL0515, 6.00%, 07/01/40	Aaa/AA+	121	140,065
FNMA Pool #AS5385, 4.00%, 07/01/45	Aaa/AA+	684	729,178
FNMA Pool #AT2762, 2.50%, 05/01/28	Aaa/AA+	186	190,593
FNMA Pool #AU1264, 3.00%, 07/01/43	Aaa/AA+	575	582,271
FNMA Pool #AV5063, 3.00%, 02/01/29	Aaa/AA+	303	315,471
GNMA Pool #694462, 6.00%, 10/15/38	Aaa/AA+	59	66,169
GNMA Pool #729349, 4.00%, 07/15/41	Aaa/AA+	129	137,374
GNMA Pool #AD6019, 3.50%, 04/20/43	Aaa/AA+	24	25,162
GNMA Pool #MA0391, 3.00%, 09/20/42	Aaa/AA+	75	77,037
GNMA Pool #MA0534, 3.50%, 11/20/42	Aaa/AA+	228	239,509
GNMA Pool #MA2226, 5.00%, 09/20/44	Aaa/AA+	200	216,440
GNMA Pool #MA3035, 4.00%, 08/20/45	Aaa/AA+	358	381,370

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $5,655,975)			5,671,006

The accompanying notes are an integral part of the financial statements.

9

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
MUNICIPAL BONDS — 1.7%
American Municipal Power-Ohio, Inc., Build America Bonds, RB, 6.053%, 02/15/43	A1/A	$225	$264,528
State of California, Build America Bonds, GO, 7.55%, 04/01/39	Aa3/AA-	270	398,515

TOTAL MUNICIPAL BONDS (Cost $589,715)			663,043

U.S. TREASURY OBLIGATIONS — 11.4%
United States Treasury Inflation Indexed Bond, 0.75%, 02/15/45	Aaa/AA+	207	184,012
United States Treasury Note, 0.875%, 07/31/19	Aaa/AA+	300	295,355
United States Treasury Note, 1.625%, 08/15/22	Aaa/AA+	370	364,113
United States Treasury Note, 2.00%, 02/15/25	Aaa/AA+	200	197,685
United States Treasury Note, 2.125%, 08/15/21	Aaa/AA+	215	219,703
United States Treasury Note, 2.125%, 05/15/25	Aaa/AA+	1,009	1,006,872
United States Treasury Note, 2.25%, 11/15/24	Aaa/AA+	550	555,901
United States Treasury Note, 2.50%, 08/15/23	Aaa/AA+	350	363,189
United States Treasury Bond, 2.75%, 11/15/42	Aaa/AA+	545	526,819
United States Treasury Bond, 3.00%, 05/15/45	Aaa/AA+	368	372,346
United States Treasury Bond, 5.375%, 02/15/31	Aaa/AA+	215	295,340

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,287,038)			4,381,335

		Number of Shares
PREFERRED STOCK — 1.4%
Diversified Financial Services — 1.4%
CoBank ACB 144A*	NR/BBB+	5,200	537,875

TOTAL PREFERRED STOCK (Cost $542,100)			537,875

REGISTERED INVESTMENT COMPANY — 3.4%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares, 0.01%(e)	NR/NR	1,291,548	1,291,548

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,291,548)			1,291,548

TOTAL INVESTMENTS - 100.1% (Cost $38,286,341)			38,516,385
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(38,590)

NET ASSETS - 100.0%			$38,477,795

(a)	Ratings for debt securities are unaudited. All ratings are as of October 31, 2015 and may have changed subsequently.
(b)	This security is callable.
(c)	Floating or variable rate security. Rate disclosed is as of October 31, 2015.
(d)	Security is perpetual. Date shown is next call date.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2015.
*	Non-income producing.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At October 31, 2015, these securities amounted to $12,398,304 or 32.2% of net assets. These securities have been determined by the Adviser to be liquid securities.

The accompanying notes are an integral part of the financial statements.

10

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

Legend
CG	Chrysler Group
CLO	Collateralized Loan Obligation
Co. Gty.	Company Guaranty
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FREMF	Finnish Real Estate Management Federation
GNMA	Government National Mortgage Association
GO	General Obligations
Jr.	Junior
LLC	Limited Liability Company
LP	Limited Partnership

Ltd.	Limited
N.A.	National Association
NR	Not Rated
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
Sec.	Secured
Sr.	Senior
Sub.	Subordinated
Unsec.	Unsecured

The accompanying notes are an integral part of the financial statements.

11

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Statement of Assets and Liabilities

October 31, 2015

(Unaudited)

Assets
Investments, at value (Cost $38,286,341)	$38,516,385
Receivable for investments sold	198,615
Dividends and interest receivable	335,055
Prepaid expenses and other assets	12,010

Total assets	39,062,065

Liabilities
Payable for investments purchased	514,622
Payable for administration and accounting fees	19,366
Payable for transfer agent fees	17,611
Payable for custodian fees	4,322
Payable to Investment Adviser	638
Accrued expenses	27,711

Total liabilities	584,270

Net Assets	$38,477,795

Net Assets Consisted of:
Capital stock, $0.01 par value	$38,601
Paid-in capital	38,301,767
Accumulated net investment loss	(2,722)
Accumulated net realized loss from investments	(89,895)
Net unrealized appreciation on investments	230,044

Net Assets	$38,477,795

Institutional Class:
Net asset value, offering and redemption price per share ($38,477,795 / 3,860,051 shares)	$9.97

The accompanying notes are an integral part of the financial statements.

12

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Statement of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

Investment Income
Interest	$693,337
Dividends	16,228

Total investment income	709,565

Expenses
Advisory fees (Note 2)	96,295
Administration and accounting fees (Note 2)	46,431
Transfer agent fees (Note 2)	26,491
Audit fees	26,391
Legal fees	14,738
Trustees’ and officers’ fees (Note 2)	12,055
Printing and shareholder reporting fees	11,266
Custodian fees (Note 2)	8,427
Registration and filing fees	303
Other expenses	4,002

Total expenses before waivers and reimbursements	246,399

Less: waivers and reimbursements (Note 2)	(82,689)

Net expenses after waivers and reimbursements	163,710

Net investment income	545,855

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	31,683
Net change in unrealized appreciation/(depreciation) on investments	(875,045)

Net realized and unrealized loss on investments	(843,362)

Net decrease in net assets resulting from operations	$(297,507)

The accompanying notes are an integral part of the financial statements.

13

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2014
Increase/(decrease) in net assets from operations:
Net investment income	$545,855	$1,116,728
Net realized gain from investments	31,683	476,468
Net change in unrealized appreciation/(depreciation) on investments	(875,045)	200,839

Net increase/(decrease) in net assets resulting from operations	(297,507)	1,794,035

Less Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	(576,953)	(1,168,769)

Net decrease in net assets from dividends and distributions to shareholders	(576,953)	(1,168,769)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	576,953	1,168,769

Total increase/(decrease) in net assets	(297,507)	1,794,035

Net assets
Beginning of period	38,775,302	36,981,267

End of period	$38,477,795	$38,775,302

Accumulated net investment income/(loss), end of period	$(2,722)	$28,376

The accompanying notes are an integral part of the financial statements.

14

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the							For the
	Six Months		For the	For the	For the		For the	Period
	Ended		Year	Year	Year		Year	December 2,
	October 31,		Ended	Ended	Ended		Ended	2010*
	2015		April 30,	April 30,	April 30,		April 30,	to April 30,
	(Unaudited)		2015	2014	2013		2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$10.20		$10.03	$10.47	$10.31		$10.01	$10.00

Net investment income(1)	0.14		0.30	0.33	0.29		0.32	0.11
Net realized and unrealized gain/(loss) on investments	(0.22)		0.18	(0.30)	0.43		0.33	0.01

Net increase/(decrease) in net assets resulting from operations	(0.08)		0.48	0.03	0.72		0.65	0.12

Dividends and distributions to shareholders from:
Net investment income	(0.15)		(0.31)	(0.34)	(0.32)		(0.35)	(0.11)
Net realized gains	—		—	(0.13)	(0.24)		—	—

Total dividends and distributions to shareholders	(0.15)		(0.31)	(0.47)	(0.56)		(0.35)	(0.11)

Net asset value, end of period	$9.97		$10.20	$10.03	$10.47		$10.31	$10.01

Total investment return(2)	(0.77)%		4.86%	0.37%	7.17%		6.59%	1.22%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$38,478		$38,775	$36,981	$47,339		$72,511	$67,962
Ratio of expenses to average net assets	0.85	%(3)	0.85%	0.85%	0.85%		0.85%	0.83	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.28	%(3)	1.27%	1.24%	0.93%		1.05%	0.90	%(3)
Ratio of net investment income to average net assets	2.83	%(3)	2.94%	3.26%	2.83%		3.19%	2.61	%(3)
Portfolio turnover rate	21.76	%(5)	54.37%	76.18%	154.23	%(6)	95.43%	106.84	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

The accompanying notes are an integral part of the financial statements.

15

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The Insight Investment Grade Bond Fund (the “Fund”), (formerly the Cutwater Investment Grade Bond Fund), is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on December 2, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C and Institutional Class. As of October 31, 2015, Class A and Class C Shares had not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation  —  The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) markets system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and the asked prices for such security in the over-the-counter market. Fixed income securities are valued based on the market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements  —  The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	—	quoted prices in active markets for identical securities;

● Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

16

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$19,346,704	$—	$19,346,704	$—
Asset Backed Securities	3,587,919	—	3,587,919	—
Commercial Mortgage-Backed Securities	3,036,955	—	3,036,955	—
Residential Mortgage-Backed Securities	5,671,006	—	5,671,006	—
Municipal Bonds	663,043	—	663,043	—
U.S. Treasury Obligations	4,381,335	—	4,381,335	—
Preferred Stock	537,875	537,875	—	—
Registered Investment Company	1,291,548	1,291,548	—	—

Total Investments	$38,516,385	$1,829,423	$36,686,962	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

17

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of costs of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Securities Traded on a To-Be-Announced Basis — The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions from net realized capital gains, if any, are declared and paid annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Cutwater Investor Services Corp., doing business as Insight Investment (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly

18

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). Such Expense Limitation will continue until the Adviser notifies the Fund of a change in its voluntary Expense Limitation or its discontinuation. This Expense Limitation may be discontinued at any time at the discretion of the Adviser.

For the six months ended October 31, 2015, the Adviser earned advisory fees of $96,295 and waived fees of $82,689.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust who are not officers or employees of an investment adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2015 was $2,659. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$4,333,957	$2,935,211
U.S. Government Securities	5,017,875	5,115,810

19

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2015 and the year ended April 30, 2015, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015
	Shares	Amount	Shares	Amount
Institutional Class:
Reinvestments	57,662	$576,953	114,838	$1,168,769

Net increase	57,662	$576,953	114,838	$1,168,769

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2015, the tax character of distributions paid by the Fund was $1,168,769 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Qualified Late-Year Losses
$(121,578)	$28,376	$—	$1,105,089	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$38,286,341

Gross unrealized appreciation	$870,455
Gross unrealized depreciation	(640,411)

Net unrealized appreciation	$230,044

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2015, the Fund’s capital loss carryforward was $121,578, of which $99,391 were short-term losses, $22,187 are long-term losses. All losses will be carried forward indefinitely and will retain their character as short-term and long-term capital losses.

20

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

6. Mortgage-Related And Other Asset-Backed Securities Risk

Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

7. Debt Investment Risk

Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

8. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 678-6242 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

22

Investment Adviser

Cutwater Investor Services Corp.

200 Park Avenue, 7th Floor

New York, NY 10166

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

INS-1015

LATEEF FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Class A Shares (with sales charge)	-3.19%	-0.07%	11.05%	11.37%	6.01%
Class A Shares (without sales charge)	1.93%	5.18%	12.97%	12.50%	6.69%
Class C Shares	1.60%	4.39%	12.14%	11.67%	5.86%
Class I Shares	2.04%	5.38%	13.24%	12.77%	6.96%
Russell 3000® Index	-0.24%	4.49%	16.09%	14.14%	6.67%**
S&P 500® Index	0.77%	5.20%	16.20%	14.33%	6.55%**

†	Not Annualized.

*	The Lateef Fund (the “Fund”) commenced operations on September 6, 2007.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 499-2151.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.00%. All of the Fund’s share classes apply a 2.00% redemption fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2015, are 1.39% and 1.24% for Class A Shares, 2.14% and 1.99% for Class C Shares and 1.14% and 0.99% for Class I Shares, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Lateef Investment Management, L.P. (“the Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2016, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Composite Price Index (“S&P 500®”) and the Russell 3000® Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. It is impossible to invest directly in an index.

1

LATEEF FUND

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015 through October 31, 2015 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

LATEEF FUND

Fund Expense Disclosure (Concluded)

October 31, 2015

(Unaudited)

	Lateef Fund
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,019.30	$6.29
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.29
Class C Shares
Actual	$1,000.00	$1,016.00	$10.08
Hypothetical (5% return before expenses)	1,000.00	1,015.13	10.08
Class I Shares
Actual	$1,000.00	$1,020.40	$5.03
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.03

*	Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2015 of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six month total returns for the Fund of 1.93%, 1.60%, and 2.04% for Class A, Class C, and Class I Shares, respectively.

3

LATEEF FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Technology	25.3%	$165,815,947
Communications	10.6	69,434,003
Consumer, Non-cyclical	10.2	66,982,702
Industrial	9.5	61,940,047
Machinery-Diversified	5.4	35,582,389
Hand/Machine Tools	4.8	31,690,034
Commercial Services	4.7	30,570,845
Diversified Financial Services	4.4	28,454,582
Media	3.8	24,873,082
Financial	2.2	14,212,770
Real Estate	1.7	10,951,180
Lodging	1.6	10,699,342
Options Written	(0.2)	(1,072,500)
Other Assets In Excess of Liabilities	16.0	104,532,267

NET ASSETS	100.0%	$654,666,690

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

LATEEF FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 84.2%
Commercial Services — 4.7%
Towers Watson & Co., Class A	247,417	$30,570,845

Communications — 10.6%
Nielsen Holdings PLC	656,324	31,181,953
Vipshop Holdings, Ltd., ADR*	1,864,135	38,252,050

		69,434,003

Consumer, Non-cyclical — 10.2%
Celgene Corp.*	288,951	35,457,177
Hologic, Inc.*	811,259	31,525,525

		66,982,702

Diversified Financial Services — 4.4%
Affiliated Managers Group, Inc.*	157,853	28,454,582

Financial — 2.2%
Progressive Corp. (The)	429,000	14,212,770

Hand/Machine Tools — 4.8%
Stanley Black & Decker, Inc.	299,019	31,690,034

Industrial — 9.5%
Danaher Corp.	347,489	32,424,199
United Parcel Service, Inc., Class B	286,506	29,515,848

		61,940,047

Lodging — 1.6%
Wynn Resorts, Ltd.	152,957	10,699,342

Machinery-Diversified — 5.4%
Wabtec Corp.	429,376	35,582,389

Media — 3.8%
Madison Square Garden Co. (The), Class A*	139,345	24,873,082

	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — 1.7%
Jones Lang LaSalle, Inc.	65,690	$10,951,180

Technology — 25.3%
Alphabet, Inc., Class A*	66,130	48,763,601
Autodesk, Inc.*	668,637	36,902,076
Facebook, Inc., Class A*	455,929	46,491,080
IMS Health Holdings, Inc.*	1,236,561	33,659,190

		165,815,947

TOTAL COMMON STOCKS (Cost $466,672,146)		551,206,923

TOTAL INVESTMENTS - 84.2% (Cost $466,672,146)		551,206,923

	Contracts

OPTIONS WRITTEN — (0.2)%
Call Options — (0.2)%
Progressive Corp (The) Expires 11/20/15 Strike Price $31*(a)	(4,290)	(1,072,500)

TOTAL OPTIONS WRITTEN (Premium received $461,112)		(1,072,500)

OTHER ASSETS IN EXCESS OF LIABILITIES - 16.0%		104,532,267

NET ASSETS - 100.0%		$654,666,690

*	Non-income producing.
(a)	Primary risk exposure is equity price risk.

ADR	American Depositary Receipt
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

5

LATEEF FUND

Statement of Assets and Liabilities

October 31, 2015

(Unaudited)

Assets
Investments, at value (Cost $466,672,146)	$551,206,923
Cash	109,930,849
Receivable for capital shares sold	710,204
Prepaid expenses and other assets	87,594

Total assets	661,935,570

Liabilities
Options written, at value (premiums received $461,112)*	1,072,500
Payable for investments purchased	4,175,487
Payable for capital shares redeemed	1,329,787
Payable to Investment Adviser	444,058
Payable for administration and accounting fees	76,249
Payable for transfer agent fees	66,777
Payable for custodian fees	16,699
Payable for audit fees	15,049
Accrued expenses	72,274

Total liabilities	7,268,880

Net Assets	$654,666,690

Net Assets Consisted of:
Capital stock, $0.01 par value	$454,959
Paid-in capital	449,870,353
Accumulated net investment loss	(57,564)
Accumulated net realized gain from investments	120,475,553
Net unrealized appreciation on investments and written options	83,923,389

Net Assets	$654,666,690

*	Primary risk exposure is equity contracts

Class A Shares:
Net asset value and redemption price per share ($84,019,544 / 5,887,716 shares)	$14.27

Maximum offering price per share (100/95 of $14.27)	$15.02

Class C Shares:
Net asset value, offering and redemption price per share ($46,493,708 / 3,491,691 shares)	$13.32

Class I Shares:
Net asset value, offering and redemption price per share ($524,153,438 / 36,116,498 shares)	$14.51

The accompanying notes are an integral part of the financial statements.

6

LATEEF FUND

Statement of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

Investment Income
Dividends	$1,882,720
Less: foreign taxes withheld	(36,830)
Interest	1,557

Total investment income	1,847,447

Expenses
Advisory fees (Note 2)	3,512,471
Distribution fees (Class C) (Note 2)	177,423
Distribution fees (Class A) (Note 2)	107,104
Administration and accounting fees (Note 2)	241,957
Transfer agent fees (Note 2)	165,749
Shareholder services fees	59,141
Custodian fees (Note 2)	34,285
Printing and shareholder reporting fees	27,231
Legal fees	22,691
Registration and filing fees	14,331
Audit fees	13,553
Trustees’ and officers’ fees (Note 2)	11,638
Other expenses	15,867

Total expenses before waivers and reimbursements	4,403,441

Less: waivers and reimbursements (Note 2)	(530,384)

Net expenses after waivers and reimbursements	3,873,057

Net investment loss	(2,025,610)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	29,617,125
Net change in unrealized appreciation/(depreciation) on investments	(8,392,108)
Net change in unrealized appreciation/(depreciation) on written options**	(611,388)

Net realized and unrealized gain on investments	20,613,629

Net increase in net assets resulting from operations	$18,588,019

**	Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

7

LATEEF FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Increase in Net Assets from Operations:
Net investment income/(loss)	$(2,025,610)	$1,968,066
Net realized gain from investments	29,617,125	123,277,709
Net change in unrealized appreciation/(depreciation) on investments and written options	(9,003,496)	(70,834,172)

Net increase in net assets resulting from operations:	18,588,019	54,411,603

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A Shares	—	(113,342)
Class I Shares	—	(2,441,054)

Total net investment income	—	(2,554,396)

Net realized capital gains:
Class A Shares	—	(8,502,870)
Class C Shares	—	(3,874,512)
Class I Shares	—	(50,785,735)

Total net realized capital gains	—	(63,163,117)

Net decrease in net assets from dividends and distributions to shareholder	—	(65,717,513)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(120,535,494)	(81,511,410)

Total decrease in net assets	(101,947,475)	(92,817,320)

Net assets
Beginning of period	756,614,165	849,431,485

End of period	$654,666,690	$756,614,165

Accumulated net investment income/(loss), end of period	$(57,564)	$1,968,046

The accompanying notes are an integral part of the financial statements.

8

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$14.00		$14.20	$12.45	$11.73	$10.76	$9.07

Net investment income/(loss)(1)	(0.05)		0.01	0.04	— (2)	(0.05)	(0.04)
Net realized and unrealized gain on investments	0.32		0.91	2.40	1.23	1.02	1.73

Net increase in net assets resulting from operations	0.27		0.92	2.44	1.23	0.97	1.69

Dividends and distributions to shareholders from:
Net investment income	—		(0.01)	— (2)	(0.02)	—	—
Net realized capital gains	—		(1.11)	(0.69)	(0.49)	—	—

Total dividends and distributions to shareholders	—		(1.12)	(0.69)	(0.51)	—	—

Net asset value, end of period	$14.27		$14.00	$14.20	$12.45	$11.73	$10.76

Total investment return(3)	1.93%		6.54%	19.92%	10.92%	9.02%	18.63%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$84,020		$86,174	$148,897	$120,871	$82,128	$68,230
Ratio of expenses to average net assets	1.24	%(4)	1.24%	1.24%	1.24%	1.24%	1.30%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.39	%(4)	1.38%	1.41%	1.45%	1.50%	1.59%
Ratio of net investment income/(loss) to average net assets	(0.72	)%(4)	0.08%	0.31%	0.04%	(0.44)%	(0.38)%
Portfolio turnover rate	27.20	%(6)	29.22%	40.77%	28.29%	35.98%	31.77%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect the impact of the maximum front-end sales load of 5.00%. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

9

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011

Per Share Operating Performance
Net asset value, beginning of period	$13.11		$13.46	$11.91	$11.30	$10.45	$8.87

Net investment loss(1)	(0.10)		(0.09)	(0.06)	(0.08)	(0.12)	(0.10)
Net realized and unrealized gain on investments	0.31		0.85	2.30	1.18	0.97	1.68

Net increase in net assets resulting from operations	0.21		0.76	2.24	1.10	0.85	1.58

Dividends and distributions to shareholders from:
Net realized capital gains	—		(1.11)	(0.69)	(0.49)	—	—

Net asset value, end of period	$13.32		$13.11	$13.46	$11.91	$11.30	$10.45

Total investment return(2)	1.60%		5.65%	19.08%	10.14%	8.13%	17.81%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$46,494		$46,879	$50,080	$39,133	$30,363	$28,086
Ratio of expenses to average net assets	1.99	%(3)	1.99%	1.99%	1.99%	1.99%	2.05%
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.14	%(3)	2.14%	2.16%	2.19%	2.25%	2.34%
Ratio of net investment loss to average net assets	(1.47	)%(3)	(0.67)%	(0.44)%	(0.71)%	(1.19)%	(1.13)%
Portfolio turnover rate	27.20	%(5)	29.22%	40.77%	28.29%	35.98%	31.77%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011

Per Share Operating Performance
Net asset value, beginning of period	$14.22		$14.41	$12.61	$11.87	$10.87	$9.13

Net investment income/(loss)(1)	(0.03)		0.05	0.08	0.03	(0.02)	(0.01)
Net realized and unrealized gain on investments	0.32		0.92	2.43	1.25	1.02	1.75

Net increase in net assets resulting from operations	0.29		0.97	2.51	1.28	1.00	1.74

Dividends and distributions to shareholders from:
Net investment income	—		(0.05)	(0.02)	(0.05)	—	—
Net realized capital gains	—		(1.11)	(0.69)	(0.49)	—	—

Total dividends and distributions to shareholders	—		(1.16)	(0.71)	(0.54)	—	—

Net asset value, end of period	$14.51		$14.22	$14.41	$12.61	$11.87	$10.87

Total investment return(2)	2.04%		6.79%	20.21%	11.22%	9.20%	19.06%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$524,153		$623,561	$650,454	$486,440	$283,124	$157,616
Ratio of expenses to average net assets	0.99	%(3)	0.99%	0.99%	0.99%	0.99%	1.05%
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.14	%(3)	1.14%	1.16%	1.19%	1.25%	1.34%
Ratio of net investment income/(loss) to average net assets	(0.47	)%(3)	0.33%	0.56%	0.29%	(0.19)%	(0.13)%
Portfolio turnover rate	27.20	%(5)	29.22%	40.77%	28.29%	35.98%	31.77%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

11

LATEEF FUND

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The Lateef Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on September 6, 2007. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the purchase of Class A Shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within eighteen months of purchase where: (i) $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the selling broker-dealer received a commission for such sale.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

12

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1	—	quoted prices in active markets for identical securities;

●	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities*	$551,206,923	$551,206,923	$—	$—

Liabilities:
Written Option on Equity Contracts	$(1,072,500)	$(1,072,500)	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

13

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP . These differences include the treatment

14

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds is determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

Options Written — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently

15

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the six months ended October 31, 2015, the Fund enter into 4,290 written options contracts.

The Fund had transactions in written options for the six months ended October 31, 2015 as follows:

	Number of Contracts	Premium
Outstanding, April 30, 2015	—	$—
Call Options Written	4,290	461,112
Call Options Closed	—	—
Call Options Exercised	—	—

Outstanding, October 31, 2015	4,290	$461,112

For the six months period ended October 31, 2015, the Lateef Fund’s average monthly volume of written options was as follows:

Written Options (Proceeds)
$153,704

2. Transactions with Affiliates and Related Parties

Lateef Investment Management, L.P. (“Lateef” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets under $500 million; 0.95% of the Fund’s average daily net assets of $500 million or more but less than $1 billion; and 0.90% of the Fund’s average daily net assets of $1 billion and over. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2016, unless the Board of Trustees of

16

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

FundVantage Trust (the “Trust”) approves its earlier termination. Each class of shares of the Fund pays its respective pro-rata portion of the advisory fee payable by the Fund.

For the six months ended October 31, 2015, the Adviser earned advisory fees of $3,512,471 and waived fees of $530,384.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the average daily net assets of the Fund’s Class A and Class C Shares.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2015 was $16,263. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$179,712,336	$373,379,353

17

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2015 and the year ended April 30, 2015, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015
	Shares	Amount	Shares	Amount
Class A Shares
Sales	246,941	$3,463,443	893,719	$12,868,542
Reinvestments	—	—	460,150	6,428,289
Redemption Fees*	—	889	—	4,786
Redemptions	(514,499)	(7,284,734)	(5,681,148)	(81,815,456)

Net decrease	(267,558)	$(3,820,402)	(4,327,279)	$(62,513,839)

Class C Shares
Sales	167,036	$2,198,969	328,473	$4,399,451
Reinvestments	—	—	206,751	2,712,572
Redemption Fees*	—	489	—	1,929
Redemptions	(250,436)	(3,316,207)	(682,000)	(9,188,505)

Net decrease	(83,400)	$(1,116,749)	(146,776)	$(2,074,553)

Class I Shares
Sales	2,831,763	$40,234,063	12,830,721	$187,004,876
Reinvestments	—	—	2,089,674	29,610,675
Redemption Fees*	—	5,755	—	26,800
Redemptions	(10,566,440)	(155,838,161)	(16,197,645)	(233,565,369)

Net decrease	(7,734,677)	$(115,598,343)	(1,277,250)	$(16,923,018)

Total Net decrease	(8,085,635)	$(120,535,494)	(5,751,305)	$(81,511,410)

* There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial

18

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2015, the tax character of distributions paid by the Fund was $5,645,648 of ordinary income dividends and $60,071,865 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation
$ —	$2,957,189	$89,869,285	$92,926,885

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$466,672,146

Gross unrealized appreciation	$91,992,468
Gross unrealized depreciation	(7,457,691)

Net unrealized appreciation	$84,534,777

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2015, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2015. For the year ended April 30, 2015, the Fund had no loss deferrals.

Accumulated capital losses represent net capital loss carry forwards as of April 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2015, the Fund did not have any capital loss carry forwards.

19

LATEEF FUND

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

LATEEF FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 499-2151 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Lateef Investment Management, L.P.

300 Drakes Landing Road

Suite 210

Greenbrae, CA 94904

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

        LAT-1015

LATEEF FUND

of

FundVantage Trust

Class A Shares

Class C Shares

Class I Shares

SEMI-ANNUAL REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Lateef Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Lateef Fund.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

of

FundVantage Trust

Class I Shares

SEMI-ANNUAL REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Mount Lucas U.S. Focused Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Mount Lucas U.S. Focused Equity Fund.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six Months†	1 Year	3 Years	5 Years	Since Inception
Class I*	-4.90%	-0.12%	16.91%	12.55%	5.34%
S&P 500® Index	0.77%	5.20%	16.20%	14.33%	6.17%**

†	Not annualized.

*	Mount Lucas U.S. Focused Equity Fund - Class I Shares (the “Fund”) commenced operations on October 1, 2007.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (844) 261-6483.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2015, are 1.23% and 0.95%, respectively, for Class I shares of the Fund’s average daily net assets. Mount Lucas Management LP (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses in order to limit the Fund’s “Total Annual Fund Operating Expenses” (excluding taxes, “Acquired Fund” fees and expenses, extraordinary items, brokerage commissions and interest) to, as a percentage of average daily net assets, 0.95% with respect to Class I Shares. The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees approves its earlier termination. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. Performance would have been lower without fee waivers in effect.

The Fund operated as a series of Scotia Institutional Funds prior to the opening of business on March 24, 2014 (the “Predecessor Fund”), at which time, the Predecessor Fund was reorganized into the Fund. Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax free reorganization (the “Reorganization”). The Reorganization occurred at the opening of business on March 24, 2014. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. The Fund has the same investment objective and strategies as the Predecessor Fund. The Performance shown for periods prior to March 24, 2014 represents the performance for the Predecessor Fund.

The value of the Fund’s investments in equity securities may fluctuate drastically from day-to-day causing volatility and possible loss of principal. The fund may invest in undervalued securities and is subject to the risk that the securities may not appreciate in value as anticipated.

The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers. The Fund may invest in undervalued securities and is subject to the risk that the securities may not appreciate in value as anticipated.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Composite Price Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

1

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015 through October 31, 2015 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mount Lucas U.S. Focused Equity Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2015	October 31, 2015	During Period*
Class I
Actual	$1,000.00	$ 951.00	$4.66
Hypothetical (5% return before expenses)	1,000.00	1,020.36	4.82

*

Expenses are equal to the annualized expense ratio for the six-month period ended October 31, 2015 of 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of -4.90% for Class I shares.

2

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Energy	30.1%	$16,080,490
Financials	28.1	15,023,215
Consumer Discretionary	25.8	13,743,145
Consumer Staples	9.7	5,159,284
Information Technology	3.0	1,617,409
Health Care	1.9	1,013,958
Industrials	1.0	555,395
Other Assets in Excess of Liabilities	0.4	187,329

NET ASSETS	100.0%	$53,380,225

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.6%
Consumer Discretionary — 25.8%
AutoZone, Inc.*	741	$581,248
Best Buy Co., Inc.	111,799	3,916,319
Ford Motor Co.	152,618	2,260,273
GameStop Corp., Class A	50,274	2,316,123
Gannett Co., Inc.	32,077	507,458
General Motors Co.	69,778	2,435,950
TEGNA, Inc.	63,823	1,725,774

		13,743,145

Consumer Staples — 9.7%
Altria Group, Inc.	10,449	631,851
Clorox Co. (The)	4,874	594,336
Constellation Brands, Inc., Class A	4,204	566,699
Costco Wholesale Corp.	3,653	577,612
CVS Caremark Corp.	10,703	1,057,242
Kroger Co. (The)	14,661	554,186
McCormick & Co., Inc.	6,634	557,123
Reynolds American, Inc.	12,836	620,235

		5,159,284

Energy — 30.1%
Chesapeake Energy Corp.	156,607	1,116,608
Denbury Resources, Inc.	293,217	1,037,988
Diamond Offshore Drilling, Inc.	81,051	1,611,294
Marathon Petroleum Corp.	45,771	2,370,938
Phillips 66	27,297	2,430,798
Tesoro Corp.	48,559	5,192,414
Valero Energy Corp.	35,201	2,320,450

		16,080,490

Financials — 28.1%
Allstate Corp. (The)	39,756	2,460,101

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financials — (Continued)
AvalonBay Communities, Inc. REIT	3,299	$576,764
Essex Property Trust, Inc. REIT	2,455	541,180
General Growth Properties, Inc. REIT	19,008	550,282
Hartford Financial Services Group, Inc. (The)	46,776	2,163,858
MetLife, Inc.	43,226	2,177,726
Progressive Corp. (The)	17,671	585,440
Public Storage REIT	2,651	608,298
Travelers Cos, Inc. (The)	47,476	5,359,566

		15,023,215

Health Care — 1.9%
AmerisourceBergen Corp.	5,121	494,228
CR Bard, Inc.	2,789	519,730

		1,013,958

Industrials — 1.0%
Waste Management, Inc.	10,331	555,395

Information Technology — 3.0%
Xerox Corp.	172,248	1,617,409

TOTAL COMMON STOCKS (Cost $53,473,954)		53,192,896

TOTAL INVESTMENTS - 99.6% (Cost $53,473,954)		53,192,896

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		187,329

NET ASSETS - 100.0%		$53,380,225

*	Non-income producing.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

4

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Statement of Assets and Liabilities

October 31, 2015

(Unaudited)

Assets
Investments, at value (Cost $53,473,954)	$53,192,896
Cash	132,100
Receivable for investments sold	16,257
Receivable for capital shares sold	72,000
Dividends and interest receivable	30,798
Prepaid expenses and other assets	45,658

Total assets	53,489,709

Liabilities
Payable for capital shares redeemed	32,126
Payable for investments purchased	22,664
Payable for administration and accounting fees	12,829
Payable to Investment Adviser	11,880
Payable for audit fees	6,839
Payable for transfer agent fees	3,677
Other accrued expenses	19,469

Total liabilities	109,484

Net Assets	$53,380,225

Net Assets Consisted of:
Capital stock, $0.01 par value	$ 56,063
Paid-in capital	52,094,473
Accumulated net investment income	571,517
Accumulated net realized gain from investments	939,230
Net unrealized depreciation on investments	(281,058)

Net Assets	$53,380,225

Class I:
Net asset value, offering and redemption price per share ($53,380,225 / 5,606,259 shares)	$9.52

The accompanying notes are an integral part of the financial statements.

5

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Statement of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

Investment Income
Dividends	$588,933
Interest	22

Total investment income	588,955

Expenses
Advisory fees (Note 2)	205,530
Administration and accounting fees (Note 2)	39,272
Printing and shareholder reporting fees	25,599
Legal fees	21,739
Custodian fees (Note 2)	21,167
Audit fees	9,025
Trustees’ and officers’ fees (Note 2)	7,896
Transfer agent fees (Note 2)	7,244
Registration and filing fees	1,393
Other expenses	7,955

Total expenses before waivers	346,820

Less: waivers (Note 2)	(86,482)

Net expenses after waivers	260,338

Net investment income	328,617

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(491,280)
Net change in unrealized appreciation/(depreciation) on investments	(2,695,456)

Net realized and unrealized loss on investments	(3,186,736)

Net decrease in net assets resulting from operations	$(2,858,119)

The accompanying notes are an integral part of the financial statements.

6

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Increase/(decrease) in net assets from operations:
Net investment income	$328,617	$766,533
Net realized gain/(loss) from investments	(491,280)	6,191,789
Net change in unrealized appreciation/(depreciation) on investments	(2,695,456)	(2,294,826)

Net increase/(decrease) in net assets resulting from operations	(2,858,119)	4,663,496

Less Dividends and Distributions to Shareholders from:
Net investment income
Class I	—	(1,029,379)
Net realized gains
Class I	—	(12,012,384)

Net decrease in net assets from dividends and distributions to shareholders	—	(13,041,763)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(2,406,761)	7,857,054

Total decrease in net assets	(5,264,880)	(521,213)

Net assets
Beginning of period	58,645,105	59,166,318

End of period	$53,380,225	$58,645,105

Accumulated net investment income, end of period	$571,517	$242,900

The accompanying notes are an integral part of the financial statements.

7

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Seven Months Ended April 30, 2014(1)		For the Year Ended September 30, 2013	For the Year Ended September 30, 2012		For the Year Ended September 30, 2011		For the Year Ended September 30, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.01		$11.92	$11.19		$8.72	$7.09		$7.69		$6.49

Net investment income(2)	0.06		0.15	0.14		0.17	0.12		0.14		0.07
Net realized and unrealized gain/(loss) on investments	(0.55)		0.79	2.08		2.43	1.66		(0.81)		1.19

Net increase/(decrease) in net assets resulting from operations	(0.49)		0.94	2.22		2.60	1.78		(0.67)		1.26

Dividends and distributions to shareholders from:
Net investment income	—		(0.22)	(0.13)		(0.13)	(0.16)		(0.05)		(0.07)
Net realized gains	—		(2.63)	(1.36)		—	—		—		—

Total dividends and distributions to shareholders	—		(2.85)	(1.49)		(0.13)	(0.16)		(0.05)		(0.07)

Adviser Contribution	—		—	—		—	0.01		0.12		—

Redemption fees added to paid-in capital(2)	—		—	—		—	—		0.00	(3)	0.01

Net asset value, end of period	$9.52		$10.01	$11.92		$11.19	$8.72		$7.09		$7.69

Total investment return(4)	(4.90)%		8.81%	20.54%		30.16%	25.38	%(5)	(7.25	)%(5)	19.60%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$53,380		$58,645	$59,166		$45,540	$26,060		$17,003		$9,588
Ratio of expenses to average net assets	0.95	%(6)	0.95%	0.95	%(6)	0.95%	0.95%		0.95%		0.95%
Ratio of expenses to average net assets without waivers and expense reimbursements(7)	1.27	%(6)	1.23%	1.18	%(6)	1.25%	1.74%		1.74%		3.39%
Ratio of net investment income to average net assets	1.20	%(6)	1.31%	2.09	%(6)	1.70%	1.50%		1.68%		0.95%
Portfolio turnover rate	46.84	%(8)	102.75%	53.87	%(8)	103.55%	118.67%		102.57%		120.20%

(1)	The Fund changed its fiscal year end to April 30.
(2)	Calculated based on the average number of shares outstanding during the period.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return for periods less than one year are not annualized.
(5)	Absent a capital contribution between the Predecessor Fund and the investment adviser to the Predecessor Fund, total returns would have been 25.23% and (8.82)% for the years ended September 30, 2012 and 2011, respectively.
(6)	Annualized.
(7)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

8

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The Mount Lucas U.S. Focused Equity Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class I and Class II. As of October 31, 2015, Class II Shares have not been issued.

Immediately prior to the opening of business on March 24, 2014, the Fund, a series of the Trust, acquired substantially all of the assets and liabilities of the Mount Lucas U.S. Focused Equity Fund, a series of Scotia Institutional Funds (the “Predecessor Fund”) pursuant to an Agreement and Plan of Reorganization. As a result of the reorganization, the Fund is the accounting successor to the Predecessor Fund. The fiscal year end of the Predecessor Fund was September 30. As part of the Trust, the Fund changed its fiscal year end to April 30 to reflect the fiscal year end of the other series of the Trust.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$53,192,896	$53,192,896	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2015 there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investment. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

10

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP . These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Mount Lucas Management LP (“Mount Lucas” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is entitled to an investment advisory fee of 0.75% (on an annualized basis), which is calculated daily and paid monthly based on the average daily net assets of the Fund.

The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, “Acquired Fund” fees and expenses, extraordinary items, brokerage commissions and interest) do not exceed 0.95% (on an annual basis) of the Fund’s average daily net assets of Class I Shares (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2018, unless the Board of Trustees of the Trust approves its earlier termination.

Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2015, the amount of potential recovery was as follows:

Expiration
April 30, 2017	April 30, 2018	April 30, 2019
$22,635	$164,223	$86,482

For the six months ended October 31, 2015, the Adviser earned advisory fees of $205,530 and waived fees of $86,482.

11

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust who are not officers or employees of an investment adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2015 was $2,993. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$25,318,171	$26,792,937

4. Capital Share Transactions

For the six months ended October 31, 2015 and the year ended April 30, 2015, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015
	Shares	Value	Shares	Value
Class I
Sales	464,686	$4,467,629	1,133,300	$12,139,727
Reinvestments	—	—	1,331,058	12,831,397
Redemptions	(715,460)	(6,874,390)	(1,572,859)	(17,114,070)

Net Increase/(Decrease)	(250,774)	$(2,406,761)	891,499	$7,857,054

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

12

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

For the year ended April 30, 2015, the tax character of distributions paid by the Fund was $2,459,636 of ordinary income dividends and $10,582,127 of long-term capital gains dividends. For period ended April 30, 2014, the tax character of distributions paid by the Fund was $1,963,279 of ordinary income dividends and $4,199,090 of long-term capital gains dividends. For the year ended September 30, 2013, the tax character of distributions paid by the Fund was $426,207 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Other Book/Tax Differences
$ —	$747,026	$1,175,596	$2,169,118	$(3,932)

The differences between the book and tax basis unrealized depreciation are attributable primarily to the tax deferral of losses on wash sales. Other book/tax differences are attributed to the treatment of organizational and start-up costs

As of October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$53,473,954

Gross unrealized appreciation	$3,702,767
Gross unrealized depreciation	(3,983,825)

Net unrealized depreciation	$(281,058)

  Accumulated capital losses represent net capital loss carry forwards as of October 31, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of October 31, 2015, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

13

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 261-6483 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

14

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Investment Adviser

Mount Lucas Management LP

405 South State Street

Newtown, PA 18940

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

        LUC-1015

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Semi-Annual Report

Performance Data

October 31, 2015 (Unaudited)

Credit Quality as of October 31, 2015 (as a percentage of total investments)

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the fund, and not the fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Investment Style

High-quality, intermediate-term, tax-exempt

Investment Objective

The Pacific Capital Tax-Free Securities Fund (the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. The longer the average maturity of the Fund’s portfolio, the greater the fluctuation in value. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process
●	Top-down macroeconomic analysis of interest rate trends
●	Bottom-up credit research to identify high quality bonds
Investment Management
Advised by Asset Management Group of Bank of Hawaii (“AMG”)
●	As of October 31, 2015, AMG manages $1.1 billion in mutual fund assets. In addition, AMG personnel also manage approximately $1.5 billion in assets on behalf of Bank of Hawaii clients.

1

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Semi-Annual Report

Performance Data (Concluded)

October 31, 2015 (Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six Months*	1 Year	3 Year	5 Year	10 Year
Class Y	1.71%	2.34%	2.39%	3.63%	3.88%
Barclays Capital Hawaii
Municipal
Bond Index	1.73%	2.88%	2.74%	3.96%	4.64%

*Not Annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.

The Fund’s total annual gross and net operating expense ratio for Class Y Shares, as disclosed in the Fund’s prospectus dated October 14, 2015, are 0.32% and 0.12%, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has agreed to waive its advisory fee (the “Waiver”) until August 31, 2016. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”). Additional information pertaining to the Fund’s expense ratio for the period ended October 31, 2015 can be found in the financial highlights.

Before the Fund commenced operations, all of the assets of the Tax-Free Securities Fund, a series of Pacific Capital Funds (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”). Performance presented prior to June 28, 2010 reflects the performance of the Predecessor Fund.

Total returns reflect the waiver of advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Fund is measured against the Barclays Capital Hawaii Municipal Bond Index, a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Fund is distributed by Foreside Funds Distributors LLC. The Asset Management Group of Bank of Hawaii is the investment adviser to the Fund and receives a fee for its services.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

2

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Semi-Annual Report

Performance Data

October 31, 2015 (Unaudited)

Credit Quality as of October 31, 2015 (as a percentage of total investments)

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the fund, and not the fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Investment Style

High-quality, short-intermediate term, tax-exempt

Investment Objective

The Pacific Capital Tax-Free Short Intermediate Securities Fund (the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. The Fund seeks to provide greater price stability than a long-term bond fund.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. Intermediate term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process
●	Top-down macroeconomic analysis of interest rate trends
●	Bottom-up credit research to identify high quality bonds
Investment Management
Advised by Asset Management Group of Bank of Hawaii (“AMG”)
●	As of October 31, 2015, AMG manages $1.1 billion in mutual fund assets. In addition, AMG personnel also manage approximately $1.5 billion in assets on behalf of Bank of Hawaii clients.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Semi-Annual Report

Performance Data (Concluded)

October 31, 2015 (Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six Months*	1 Year	3 Year	5 Year	10 Year
Class Y	0.92%	1.13%	0.91%	1.21%	2.12%
Barclays Capital Hawaii
3-Year Municipal Bond Index	1.14%	1.22%	1.22%	1.54%	2.96%

*Not Annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.

The Fund’s total annual gross and net operating expense ratio for Class Y Shares, as disclosed in the Fund’s prospectus dated October 14, 2015, are 0.34% and 0.14%, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has agreed to waive its advisory fee (the “Waiver”) until August 31, 2016. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”). Additional information pertaining to the Fund’s expense ratio for the period ended October 31, 2015 can be found in the financial highlights.

Before the Fund commenced operations, all of the assets of the Tax-Free Short Intermediate Securities Fund, a series of Pacific Capital Funds (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”). Performance presented prior to June 28, 2010 reflects the performance of the Predecessor Fund.

Total returns reflect the waiver of advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Fund is measured against the Barclays Capital Hawaii 3-Year Municipal Bond Index, which is the 2-4 year component of the Barclays Capital Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Fund is distributed by Foreside Funds Distributors LLC. The Asset Management Group of Bank of Hawaii is the investment adviser to the Fund and receives a fee for its services.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of  the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

4

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015 through October 31, 2015 and held for the entire period.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2015

(Unaudited)

		Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period*	Expense Ratio During Period**
Pacific Capital Tax-Free Securities Fund
Actual Fund Return	Class Y	$1,000.00	$1,017.10	$0.51	0.10%
Hypothetical Fund Return (5% return before expenses)	Class Y	1,000.00	1,024.63	0.51	0.10%

Pacific Capital Tax-Free Short Intermediate Securities Fund
Actual Fund Return	Class Y	$1,000.00	$1,009.20	$0.96	0.19%
Hypothetical Fund Return (5% return before expenses)	Class Y	1,000.00	1,024.18	0.97	0.19%

*

Expense are equal to an annualized expense ratio for the six-month period ended October 31, 2015, multiplied by average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Funds’ ending account values on the first line in each table are based on the actual six month total returns of 1.71% for the Pacific Capital Tax-Free Securities Fund and 0.92% for the Pacific Capital Tax-Free Short Intermediate Securities Fund.

**	Annualized.

6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 96.7%
Arizona — 2.7%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 5.50%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	6,224,900

California — 1.5%
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	3,303,950

Florida — 0.6%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	1,235,000	1,334,850

Georgia — 1.1%
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	2,455,000	2,619,534

Guam — 1.0%
Territory Of Guam, Series A, Prerefunded 11/15/19 at 100, 6.75%, 11/15/29	1,775,000	2,174,038

Hawaii — 80.5%
County of Kauai GO, Series A, 5.00%, 08/01/22	315,000	380,048

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
County of Kauai GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,059,100
County of Kauai GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,337,567
County Of Maui Hi, 5.00%, 06/01/23	300,000	368,169
Hawaii County GO, Series A, 5.25%, 07/15/17	500,000	539,640
Hawaii County GO, Series A, Callable 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	1,873,212
Hawaii County GO, Series A, Callable 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,650,285
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/29	500,000	578,645
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31, (FHLMC Insured)	3,460,000	3,516,225
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA Insured)	3,890,000	4,132,464

The accompanying notes are an integral part of the financial statements.

7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, AMT, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	449,884
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	1,450,000	1,681,028
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/28	1,000,000	1,160,760
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	4,000,605
Hawaii State Airports System Revenue, Series B, AMT-Refunding, 5.00%, 07/01/16	1,100,000	1,134,122
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,000,000	2,313,720
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/23	500,000	568,385

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,549,317
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/35	8,000,000	9,060,000
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,390,000	1,535,338
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	592,476
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/16	500,000	508,830
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	844,308
Hawaii State GO, Series DI, Prerefunded 03/01/16 at 100, 5.00%, 03/01/26, (AGM Insured)	445,000	452,053

The accompanying notes are an integral part of the financial statements.

8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DI, Unrefunded portion, Callable 03/01/26 at 100, 5.00%, 03/01/26, (AGM Insured)	555,000	563,797
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	890,000	947,432
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	110,000	117,018
Hawaii State GO, Series DJ, Prefunded 04/01/17 at 100, 5.00%, 04/01/20	4,575,000	4,866,885
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	980,000	1,042,524
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	140,000	149,034
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,267,160
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/28	3,000,000	3,285,240

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/23	2,390,000	2,642,145
Hawaii State GO, Series DK, Unrefunded portion, Callable 05/01/18 at 100, 5.00%, 05/01/23	785,000	859,198
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,900,000	1,988,160
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,462,060
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/27	4,500,000	5,316,570
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/29	2,000,000	2,351,600
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/30	3,000,000	3,518,010
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/31	2,800,000	3,274,740
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/26	2,885,000	3,430,525
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/27	745,000	882,676
Hawaii State GO, Series EH, 5.00%, 08/01/23	900,000	1,097,055
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,212,550

The accompanying notes are an integral part of the financial statements.

9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,218,950
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/26	1,700,000	2,067,557
Hawaii State GO, Series EP, 5.00%, 08/01/24	1,000,000	1,231,360
Hawaii State GO, Series ET, 4.00%, 10/01/22	1,000,000	1,145,800
Hawaii State Harbor System Revenue, Series A, 5.00%, 07/01/17	185,000	197,837
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	246,569
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,000,000	3,445,320
Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 07/01/16, (AGM Insured)	1,105,000	1,139,741
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21, (BAM Insured)	500,000	589,810
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,394,697

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,298,259
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.50%, 07/01/23, (NATL-RE Insured)	1,500,000	1,542,105
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	300,000	360,123
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,689,562
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/17, (NATL-RE Insured)	1,300,000	1,341,145
Honolulu City & County Board of Water Supply, System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,830,750

The accompanying notes are an integral part of the financial statements.

10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,015,000	1,139,804
Honolulu City & County GO, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/21, (AGM Insured)	4,000,000	4,293,400
Honolulu City & County GO, Series A, 5.00%, 11/01/22	2,000,000	2,424,540
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,263,213
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,000,000	1,189,090
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,865,000	2,146,895
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,000,000	3,485,790
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,151,780
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	1,000,000	1,033,910

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, Callable 11/01/22 at 100, 5.00%, 11/01/23	2,000,000	2,434,820
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,434,420
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 4.00%, 09/01/21	250,000	273,048
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,759,770
Honolulu City & County Waste Water System Revenue, Junior Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,728,920
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	3,000,000	3,677,460

The accompanying notes are an integral part of the financial statements.

11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, Series B-1, Callable 07/01/16 at 100, 5.00%, 07/01/32, (NATL-RE Insured)	4,015,000	4,142,276
Honolulu City & County, GO, 5.00%, 04/01/18	4,790,000	5,278,580
Honolulu City & County, GO, 5.00%, 04/01/18	210,000	231,580
Honolulu City & County, GO, 5.00%, 10/01/18	1,000,000	1,118,650
Honolulu City & County, GO, 5.00%, 12/01/18	1,000,000	1,125,690
Honolulu City & County, GO, 5.00%, 08/01/19	175,000	200,573
Honolulu City & County, GO, 5.00%, 10/01/19	1,000,000	1,150,440
Honolulu City & County, GO, 5.00%, 10/01/22	1,000,000	1,211,320
Honolulu City & County, GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	2,000,000	2,347,220
Maui County GO, 5.00%, 06/01/20	3,075,000	3,605,622
Maui County GO, Refunding, 5.00%, 06/01/21	1,400,000	1,673,518
Maui County GO, Series B, 4.00%, 06/01/16	1,000,000	1,021,770
State Of Hawaii, 4.00%, 11/01/17	1,450,000	1,546,266
State Of Hawaii, 5.00%, 12/01/19	265,000	306,647

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
State Of Hawaii State Highway Fund, 4.00%, 01/01/19	380,000	416,845
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,295,178
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	665,000	760,188
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,149,030
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,459,825
University of Hawaii System Revenue, Series A, Callable 07/15/16 at 100, 5.00%, 07/15/24, (AGM-CR, MBIA Insured)	470,000	485,609
University of Hawaii System Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,134,480

		182,398,312

Illinois — 1.9%
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,292,668

The accompanying notes are an integral part of the financial statements.

12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Massachusetts — 1.3%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	2,881,975

New Jersey — 0.2%
Passaic Valley Sewage Commissioner System Revenue Refunding, Series G, 5.75%, 12/01/21	300,000	356,304

Ohio — 0.5%
Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,193,660

Texas — 3.0%
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE, FGIC Insured)	2,630,000	2,098,188
Houston Water and Sewer System Revenue, Unrefunded Balance CAB, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,414,360
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,191,400

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Texas State Transportation Commission Mobility Fund GO, Callable 04/01/24 at 100, 5.00%, 10/01/27	1,000,000	1,196,040

		6,899,988

Washington — 2.4%
Clark County School District No 117 Camas, Callable 12/01/17 at 100, 5.00%, 12/01/25	285,000	310,510
King County School District No. 403 Renton GO, Callable 12/01/16 at 100, 5.00%, 12/01/24, (NATL-RE, FGIC Insured, School Bond Guarantee)	3,000,000	3,150,540
Port of Seattle Revenue, Callable 02/01/16 at 100, 5.00%, 02/01/25, (XLCA Insured)	2,000,000	2,021,500

		5,482,550

TOTAL MUNICIPAL BONDS (Cost $208,363,065)		219,162,729

The accompanying notes are an integral part of the financial statements.

13

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 1.9%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	4,435,892	4,435,892
TOTAL REGISTERED INVESTMENT COMPANY (Cost $4,435,892)		4,435,892

TOTAL INVESTMENTS - 98.6% (Cost $212,798,957)		223,598,621
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		3,086,168

NET ASSETS - 100.0%		$226,684,789

(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2015.

Portfolio holdings are subject to change at any time.

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BAM	Build America Mutual
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
NATL-RE	National Reinsurance Corp.
XLCA	XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

14

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 98.1%
Alaska — 0.4%
Alaska State GO, Series A, 5.00%, 08/01/18	500,000	557,265

Arizona — 0.8%
Mesa City, Utility Systems Revenue, ETM, 5.25%, 07/01/16, (NATL-RE, FGIC Insured)	1,000,000	1,033,000

Colorado — 0.4%
Boulder County Sales and Use Tax Revenue, Open Space, 5.00%, 12/15/18, (MAC Insured)	500,000	557,245

Connecticut — 1.4%
State of Connecticut Special Tax Revenue, 5.00%, 11/01/18	1,000,000	1,120,440
State of Connecticut Special Tax Revenue, Series B, 5.00%, 12/01/18	500,000	561,705

		1,682,145

Florida — 0.6%
JEA Electric System Revenue, Sub-Series A, 5.00%, 10/01/18	650,000	726,928

Georgia — 0.9%
Georgia State GO, Series I, 5.00%, 11/01/17	1,000,000	1,087,820

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — 67.6%
County of Kauai GO, Series A, 2.25%, 08/01/17	150,000	154,360
County of Kauai GO, Series A, 3.00%, 08/01/20	295,000	317,281
County of Kauai GO, Series A, 2.00%, 08/01/16	500,000	506,480
Hawaii County GO, Series A, 4.00%, 03/01/16	400,000	405,000
Hawaii County GO, Series A, 5.25%, 07/15/17	1,155,000	1,246,569
Hawaii County GO, Series A, Callable 07/15/18 at 100, 5.00%, 07/15/21	120,000	132,842
Hawaii County GO, Series B, 5.00%, 07/15/16, (AMBAC Insured)	1,215,000	1,255,350
Hawaii County GO, Series B, 5.00%, 09/01/16	1,000,000	1,039,030
Hawaii County GO, Series B, 5.00%, 07/15/17	300,000	322,518
Hawaii County GO, Series B, 5.00%, 09/01/17	1,000,000	1,079,930

The accompanying notes are an integral part of the financial statements.

15

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, AMT, Callable 08/01/2023 at 100, 5.00%, 08/01/27	210,000	238,348
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/21	2,000,000	2,320,600
Hawaii State Airports System Revenue, Refunding, AMT, Callable 07/01/21 at 100, 4.13%, 07/01/24	500,000	544,260
Hawaii State Airports System Revenue, Series A, 5.25%, 07/01/20	1,320,000	1,556,874
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/17	680,000	727,185
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/18	680,000	752,304
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 3.00%, 07/01/17	2,000,000	2,074,680
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/18	600,000	649,242

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/19	400,000	440,416
Hawaii State Department of Hawaiian Home Lands, Kapolei Office, Series A, 3.75%, 11/01/15	500,000	500,000
Hawaii State Department of Transportation, AMT, 4.00%, 08/01/18	600,000	644,496
Hawaii State GO, Refunding Series DR, 4.00%, 06/01/16	500,000	510,855
Hawaii State GO, Refunding Series DT, 4.00%, 11/01/15	500,000	500,000
Hawaii State GO, Refunding Series DY, 4.00%, 02/01/16	745,000	751,966
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/17	750,000	814,612
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/18	500,000	561,010
Hawaii State GO, Refunding, Series EK, 5.00%, 08/01/16	2,000,000	2,070,340
Hawaii State GO, Refunding, Series EL, 3.00%, 08/01/17	1,000,000	1,042,050

The accompanying notes are an integral part of the financial statements.

16

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/19	500,000	573,265
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/20	500,000	585,800
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/21	1,000,000	1,193,050
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/22	1,000,000	1,207,210
Hawaii State GO, Series DQ, 5.00%, 06/01/17	375,000	401,254
Hawaii State GO, Series DT, 5.00%, 11/01/15	1,500,000	1,500,000
Hawaii State GO, Series DT, 5.00%, 11/01/17	200,000	217,230
Hawaii State GO, Series EA, 4.00%, 12/01/20	1,000,000	1,131,650
Hawaii State GO, Series EE, 4.00%, 11/01/22	1,020,000	1,168,971
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,212,550

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Unrefunded Balance, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/20	1,880,000	1,999,944
Hawaii State Harbor System Revenue, Series A, 4.00%, 07/01/16	650,000	665,320
Hawaii State Highway Revenue, 5.50%, 07/01/18	1,000,000	1,121,960
Hawaii State Highway Revenue, Series A, 3.00%, 01/01/16	2,000,000	2,009,560
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/17	325,000	338,507
Hawaii State Highway Revenue, Series A, 3.00%, 01/01/17	2,000,000	2,060,020
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/18	995,000	1,064,093
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/20	500,000	577,055
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,177,440
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,127,880

The accompanying notes are an integral part of the financial statements.

17

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	557,700
Hawaii State Housing Finance & Development Corp., Series A, 2.35%, 07/01/17, (GNMA/FNMA Insured)	555,000	565,906
Hawaii State Housing Finance & Development Corp., Series A, 2.70%, 07/01/18, (GNMA/FNMA Insured)	565,000	583,945
Honolulu City & County Board of Water Supply System Revenue, AMT, Series B, Callable 7/01/16 at 100, 5.25%, 07/01/21, (NATL-RE Insured)	1,335,000	1,377,253
Honolulu City & County Board of Water Supply System Revenue, Junior Series A, 5.00%, 07/01/19	800,000	913,728
Honolulu City & County Board of Water Supply System Revenue, Junior Series A, 5.00%, 07/01/20	1,000,000	1,166,700
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/20	320,000	373,344

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/22	650,000	782,210
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/23	500,000	608,385
Honolulu City & County Board of Water Supply System Revenue, Series A, Unrefunded Portion, Callable 07/01/16 at 100, 4.50%, 07/01/22, (NATL-RE Insured)	1,070,000	1,100,035
Honolulu City & County GO, Series A, 4.00%, 08/01/16	255,000	262,099
Honolulu City & County GO, Series A, 5.00%, 10/01/16	1,000,000	1,042,970
Honolulu City & County GO, Series A, 5.00%, 10/01/17	1,000,000	1,083,360
Honolulu City & County GO, Series A, 5.00%, 10/01/18	1,000,000	1,118,650
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,500,000	1,684,440
Honolulu City & County GO, Series A, 3.00%, 11/01/18	750,000	797,992

The accompanying notes are an integral part of the financial statements.

18

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Prerefunded, 4.00%, 08/01/16	245,000	251,840
Honolulu City & County GO, Series B, 5.00%, 08/01/16	625,000	647,031
Honolulu City & County GO, Series B, 5.00%, 08/01/19	1,000,000	1,146,130
Honolulu City & County GO, Series B, 5.00%, 11/01/20	500,000	588,340
Honolulu City & County GO, Series B, 5.00%, 11/01/21	955,000	1,143,431
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/23	1,000,000	1,154,600
Honolulu City & County Wastewater System Revenue, 5.00%, 07/01/18	1,150,000	1,275,166
Honolulu City & County Wastewater System Revenue, 4.00%, 07/01/19	480,000	530,683
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/19	1,000,000	1,142,160

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/20	1,000,000	1,166,700
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/21	1,000,000	1,186,780
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, Callable 07/01/2022 at 100, 5.00%, 07/01/23	500,000	600,310
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Sub-Series A, 4.00%, 07/01/16	905,000	927,426
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series-B, 4.25%, 07/01/17, (NATL-RE Insured)	150,000	159,148

The accompanying notes are an integral part of the financial statements.

19

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 5.00%, 07/01/20	500,000	583,105
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 4.00%, 07/01/21	500,000	566,400
Honolulu City & County Wastewater System Revenue, Senior Series A, 5.00%, 07/01/19	1,000,000	1,143,710
Honolulu City & County Wastewater System Revenue, Senior Series A, 3.25%, 07/01/20	1,320,000	1,435,962
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,139,047
Honolulu City & County, GO, 5.00%, 04/01/18	175,000	192,850
Honolulu City & County, GO, 5.00%, 04/01/18	25,000	27,569
Honolulu City & County, GO, 5.00%, 10/01/19	1,000,000	1,150,440

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Series B, 5.00%, 06/01/18	250,000	277,248
Maui County GO, Refunding, 4.00%, 06/01/16	2,245,000	2,293,874
Maui County GO, Refunding, 4.00%, 06/01/16	500,000	510,885
Maui County GO, Refunding, 5.00%, 06/01/18	300,000	332,697
Maui County GO, Refunding, 5.00%, 06/01/19	100,000	114,354
Maui County GO, Refunding, 5.00%, 06/01/20	530,000	621,457
Maui County GO, Refunding, 5.00%, 06/01/21	200,000	239,074
Maui County GO, Unrefunded Portion, Callable 11/09/15 at 100, 5.00%, 03/01/17, (NATL-RE Insured)	410,000	410,279
State of Hawaii State Highway Fund, 4.00%, 01/01/18	750,000	802,080
University of Hawaii Revenue, Series A, 4.00%, 10/01/16	625,000	646,131
University of Hawaii Revenue, Series A, 2.00%, 10/01/18	230,000	236,576

The accompanying notes are an integral part of the financial statements.

20

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University Of Hawaii Revenue, Series B, 4.00%, 10/01/23	500,000	571,625
		83,725,182
Idaho — 0.9%
Madison County School District No 321 Rexburg GO, Refunding, Series A, 4.00%, 08/15/18, (ID SLSTAX GTY Insured)	1,000,000	1,085,130
Illinois — 0.2%
Winnebago County School District No 122 Harlem-Loves Park GO, ETM, 0.00%, 01/01/16, (AGM Insured)	215,000	214,942
Indiana — 0.8%
Indiana Finance Authority Revenue Refunding Facilities, Prerefunded 07/01/18 at 100, 5.00%, 07/01/20	865,000	959,631
Iowa — 0.4%
University of Iowa Facilities Corp. Revenue, Medical Education & Biomed Research Facility, 3.75%, 06/01/18	435,000	466,255
Kansas — 1.2%
City of Wichita GO, Series E, 4.00%, 10/01/17	1,460,000	1,554,039

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Maryland — 1.4%
Maryland State GO, Series C, 5.00%, 11/01/18	1,500,000	1,685,865
Massachusetts — 0.9%
Commonwealth of Massachusetts GO, Series C, Prerefunded 08/01/17 at 100, 5.25%, 08/01/22, (AGM Insured)	1,000,000	1,079,530
Michigan — 2.0%
Garden City Hospital Finance Authority, Series A, Callable 08/15/17 at 100, 5.00%, 08/15/38	2,000,000	2,153,740
Michigan Municipal Bond Authority Revenue, Prerefunded Portion Clean Water Revolving, Callable 10/01/16 at 100, 5.00%, 10/01/18	295,000	307,623
Michigan Municipal Bond Authority Revenue, Unrefunded Portion Clean Water Revolving, Callable 10/01/16 at 100, 5.00%, 10/01/18	70,000	72,916
		2,534,279
Missouri — 0.8%
Kansas City Special Obligation Refunding & Improvement Revenue, Series B, 5.00%, 08/01/18	450,000	496,359

The accompanying notes are an integral part of the financial statements.

21

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Missouri — (Continued)
St Charles County School District No R-IV Wentzville GO, Refunding, 4.00%, 03/01/19, (ST AID DIR DEP)	500,000	549,965

		1,046,324

Nevada — 2.1%
Clark County GO, Refunding Infrastructure Improvement, Series B, 4.00%, 07/01/18	585,000	634,134
Nevada System of Higher Education, Series B, Prerefunded 01/01/16 at 100, 5.00%, 07/01/26, (AMBAC Insured)	1,900,000	1,914,668

		2,548,802

New York — 0.4%
New York City GO, Series J, 5.00%, 08/01/18	470,000	522,607

Ohio — 0.4%
Reynoldsburg City Capital Facilities GO, Prerefunded 12/01/15 at 100, 4.00%, 12/01/20, (AMBAC Insured)	550,000	551,606

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Oklahoma — 1.4%
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/17	500,000	534,695
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/18	500,000	551,635
Oklahoma Development Finance Authority Health Refunding, INTEGRIS Baptist Medical Center, Series C, 5.00%, 08/15/16	455,000	471,912
Oklahoma Water Resources Board Loan Revenue, Series A, 5.00%, 10/01/20	200,000	234,866

		1,793,108

Oregon — 0.5%
Oregon State GO, University System Revenue, Series A, 5.00%, 08/01/16	100,000	103,540
Portland City, Water System Revenue, First Lien, Series A, 5.00%, 05/01/18	460,000	508,654

		612,194

Texas — 7.0%
Austin City of Water & Wastewater System Revenue, Refunding, Series A, 5.00%, 11/15/20	500,000	589,535

The accompanying notes are an integral part of the financial statements.

22

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Bexar County GO, Edgewood Independent School District, 4.00%, 08/15/21, (PSF-GTD Insured)	450,000	513,130
Carrollton City Improvement Revenue GO, 3.00%, 08/15/23	870,000	933,684
Dallas Independent School District GO, Refunding, Series A, 4.00%, 08/15/16, (PSF-GTD Insured)	1,000,000	1,029,380
Dallas Independent School District GO, Refunding, Series A, 5.00%, 08/15/19, (PSF-GTD Insured)	1,000,000	1,146,020
Harris County GO, Refunding Road, Series A, 5.00%, 10/01/20	1,000,000	1,177,460
La Joya Independent School District GO, School Building, Prerefunded 02/15/18 at 100, 5.00%, 02/15/34, (PSF-GTD Insured)	590,000	646,304
Texas State GO, Unrefunded Portion Transportation Commission, 5.00%, 04/01/17	905,000	962,875

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — (Continued)
University of Texas, Finance System Revenue, Series B, Prerefunded 08/15/16 at 100, 5.00%, 08/15/21	500,000	518,585
Ysleta Independent School District GO, Refunding, 4.00%, 08/15/19, (PSF-GTD Insured)	1,000,000	1,109,050

		8,626,023

Utah — 0.9%
Utah State Board of Regents, Student Loan Series EE-2, 5.00%, 11/01/17, (GTD STD LNS Insured)	1,000,000	1,086,560

Virginia — 0.9%
Virginia Public School Authority Revenue, Series II, 5.00%, 04/15/17	1,000,000	1,066,010

Washington — 2.4%
County of King GO, Callable 12/01/22 at 100, 5.00%, 06/01/23	1,000,000	1,219,090
Klickitat County Public Utility District No 1, Series B, Prerefunded 12/01/16 at 100, 5.25%, 12/01/19	1,315,000	1,383,051

The accompanying notes are an integral part of the financial statements.

23

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Washington — (Continued)
Klickitat County Public Utility District No 1, Series B, Unrefunded 12/01/16 at 100, 5.25%, 12/01/19	185,000	194,265
Snohomish County School District GO, Callable 12/01/16 at 100, 5.00%, 12/01/17, (NATL SCH BN GTY Insured)	200,000	209,924

		3,006,330

Wisconsin — 1.4%
Milwaukee City GO, Promissory & Corporate Notes, Series N2, 5.00%, 05/01/20	400,000	463,992
Wisconsin State GO, Series 3, 5.00%, 11/01/22	1,000,000	1,215,940

		1,679,932

TOTAL MUNICIPAL BONDS (Cost $119,963,977)		121,488,752

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 0.6%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	757,840	$757,840

TOTAL REGISTERED INVESTMENT COMPANY (Cost $757,840)		757,840

TOTAL INVESTMENTS - 98.7% (Cost $120,721,817)		122,246,592
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		1,553,248

NET ASSETS - 100.0%		$123,799,840

(a)	Floating or variable rate security. Rate disclosed is as of October 31, 2015.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

24

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond
Assurance Corp.
AMT	Alternative Minimum Tax
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD STD LNS	Guaranteed Student Loans
ID SLSTAX GTY	Idaho Sales Tax Guaranty
MAC	Municipal Assurance Corp
NATL-RE	National Reinsurance Corp.
NATL SCH BN GTY	National School Board Guarantee
PSF-GTD	Permanent School Fund Guaranteed
ST AID DIR DEP	State Aid Direct Deposit

The accompanying notes are an integral part of the financial statements.

25

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities

October 31, 2015

(Unaudited)

	Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Investments, at value (Cost $212,798,957 and $120,721,817, respectively)	$223,598,621	$122,246,592
Receivable for investments sold	632	32,736
Receivable for capital shares sold	254,648	92,774
Dividends and interest receivable	2,949,584	1,521,270
Prepaid expenses and other assets	20,390	9,316

Total assets	226,823,875	123,902,688

Liabilities
Payable for distributions to shareholders	71,576	16,061
Due to Custodian	632	32,729
Payable for administration and accounting fees	14,763	4,204
Payable for transfer agent fees	10,273	10,801
Payable for custodian fees	7,066	6,299
Accrued expenses	34,776	32,754

Total liabilities	139,086	102,848

Net Assets	$226,684,789	$123,799,840

Net Assets Consist of:
Capital stock, $0.01 par value	$ 220,983	$ 121,002
Paid-in capital	217,500,987	122,369,936
Undistributed net investment income	—	49
Accumulated net realized loss from investments	(1,836,845)	(215,922)
Net unrealized appreciation on investments	10,799,664	1,524,775

Net Assets	$226,684,789	$123,799,840

Class Y:
Outstanding shares	22,098,307	12,100,203
Net asset value, offering and redemption price per share	$ 10.26	$ 10.23

The accompanying notes are an integral part of the financial statements.

26

PACIFIC CAPITAL FUNDS

Statements of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

	Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund
Investment Income
Interest	$3,432,364	$773,080

Total investment income	3,432,364	773,080

Expenses
Advisory fees (Note 2)	222,011	126,306
Administration and accounting fees (Note 2)	38,170	27,797
Printing and shareholder reporting fees	18,900	7,332
Audit fees	15,652	13,155
Transfer agent fees (Note 2)	15,029	22,437
Custodian fees (Note 2)	9,213	8,737
Trustees’ and officers’ fees (Note 2)	6,652	19,487
Legal fees	846	8,843
Registration and filing fees	283	1,808
Other expenses	4,407	9,817

Total expenses before waivers and reimbursements	331,163	245,719

Less: waivers and reimbursements (Note 2)	(222,011)	(126,306)

Net expenses after waivers and reimbursements	109,152	119,413

Net investment income.	3,323,212	653,667

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments	(93,114)	1,926
Net change in unrealized appreciation/(depreciation) on investments	635,118	490,203

Net realized and unrealized gain on investments	542,004	492,129

Net increase in net assets resulting from operations	$3,865,216	$1,145,796

The accompanying notes are an integral part of the financial statements.

27

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Statements of Changes in Net Assets

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Increase/(decrease) in net assets from operations:
Net investment income	$3,323,212	$6,760,871
Net realized loss from investments	(93,114)	(65,824)
Net change in unrealized appreciation/(depreciation) on investments	635,118	1,348,966

Net increase in net assets resulting from operations	3,865,216	8,044,013

Less Dividends and Distributions to Shareholders from:
Net investment income	(3,323,212)	(6,760,871)

Net decrease in net assets from dividends and distributions to shareholders	(3,323,212)	(6,760,871)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	14,853,870	(8,765,366)

Total increase/(decrease) in net assets	15,395,874	(7,482,224)

Net assets
Beginning of period	211,288,915	218,771,139

End of period	$226,684,789	$211,288,915

Undistributed net investment income, end of period	$—	$—

The accompanying notes are an integral part of the financial statements.

28

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Statements of Changes in Net Assets

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Increase/(decrease) in net assets from operations:
Net investment income	$653,667	$1,385,546
Net realized gain/(loss) from investments	1,926	(23,541)
Net change in unrealized appreciation/(depreciation) on investments	490,203	285,828

Net increase in net assets resulting from operations	1,145,796	1,647,833

Less Dividends and Distributions to Shareholders from:
Net investment income	(653,667)	(1,385,546)

Net decrease in net assets from dividends and distributions to shareholders	(653,667)	(1,385,546)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(9,186,535)	23,560,620

Total increase/(decrease) in net assets	(8,694,406)	23,822,907

Net assets
Beginning of period	132,494,246	108,671,339

End of period	$123,799,840	$132,494,246

Undistributed net investment income, end of period	$49	$49

The accompanying notes are an integral part of the financial statements.

29

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Financial Highlights

Contained below is per share operating performance data for Class Y Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Class Y	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Nine Months Ended April 30, 2011†		For the Year Ended July 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.24		$10.18	$10.51	$10.41	$9.92	$10.16		$9.97

Net investment income	0.15		0.33	0.33	0.34	0.38	0.34		0.37
Net realized and unrealized gain/(loss) from investments	0.02		0.06	(0.33)	0.11	0.49	(0.25)		0.20

Net increase in net assets resulting from operations	0.17		0.39	—	0.45	0.87	0.09		0.57

Dividends and distributions to shareholders from:
Net investment income	(0.15)		(0.33)	(0.33)	(0.35)	(0.38)	(0.33)		(0.38)

Net asset value, end of period	$10.26		$10.24	$10.18	$10.51	$10.41	$9.92		$10.16

Total investment return(a)	1.71%		3.87%	0.11%	4.40%	8.92%	0.89	%(b)	5.77%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$226,685		$211,289	$218,771	$303,624	$251,290	$209,482		$270,644
Ratio of expenses to average net assets	0.10	%*	0.12%	0.11%	0.10%	0.15%	0.13	%*	0.71%
Ratio of expenses to average net assets without waivers and expense reimbursements(c)	0.30	%*	0.32%	0.31%	0.30%	0.35%	0.33	%*	0.87%
Ratio of net investment income to average net assets	2.99	%*	3.21%	3.30%	3.28%	3.71%	4.49	%(b)*	3.80%
Portfolio turnover rate	17.34	%**	16.60%	5.35%	14.78%	29.36%	12.26	%**	12.10%

†	The Fund changed its fiscal year end to April 30.
(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(b)	During the period, the Fund received a distribution from a ‘fair fund’ established by the Securities and Exchange Commission in connection with a consent order against BISYS Fund Services, Inc. Had this settlement not occurred, the ratio of net investment income to average net assets and total investment return for the Fund would have been 4.08% and 0.59%, respectively.
(c)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
*	Annualized.
**	Not Annualized.

The accompanying notes are an integral part of the financial statements.

30

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Financial Highlights

Contained below is per share operating performance data for Class Y Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Class Y	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Nine Months Ended April 30, 2011†		For the Year Ended July 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.19		$10.17	$10.30	$10.33	$10.28	$10.39		$10.32

Net investment income	0.05		0.10	0.12	0.17	0.19	0.16		0.15
Net realized and unrealized gain/(loss) from investments	0.04		0.02	(0.13)	(0.03)	0.05	(0.11)		0.06

Net increase/(decrease) in net assets resulting from operations	0.09		0.12	(0.01)	0.14	0.24	0.05		0.21

Dividends and distributions to shareholders from:
Net investment income	(0.05)		(0.10)	(0.12)	(0.17)	(0.19)	(0.16)		(0.14)

Net asset value, end of period	$10.23		$10.19	$10.17	$10.30	$10.33	$10.28		$10.39

Total investment return(a)	0.92%		1.23%	(0.09)%	1.39%	2.37%	0.45	%(b)	2.10%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$123,800		$132,494	$108,671	$62,564	$52,442	$57,831		$68,291
Ratio of expenses to average net assets	0.19	%*	0.13%	0.19%	0.25%	0.30%	0.30	%*	0.77%
Ratio of expenses to average net assets without waivers and expense reimbursements(c)	0.39	%*	0.33%	0.39%	0.45%	0.50%	0.50	%*	0.88%
Ratio of net investment income to average net assets	1.04	%*	1.02%	1.15%	1.62%	1.86%	2.06	%(b)*	1.46%
Portfolio turnover rate	11.85	%**	24.07%	26.98%	23.97%	40.55%	13.20	%**	22.81%

†	The Fund changed its fiscal year end to April 30.
(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(b)	During the period, the Fund received a distribution from a ‘fair fund’ established by the Securities and Exchange Commission in connection with a consent order against BISYS Fund Services, Inc. Had this settlement not occurred, the ratio of net investment income to average net assets and total investment return for the Fund would have been 1.86% and 0.35%, respectively.
(c)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
*	Annualized.
**	Not Annualized.

The accompanying notes are an integral part of the financial statements.

31

PACIFIC CAPITAL FUNDS

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and together the “Funds”) are non-diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class Y shares.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

32

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1	—	quoted prices in active markets for identical securities;

●	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3	—	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$219,162,729	$—	$219,162,729	$—
Registered Investment Company	4,435,892	4,435,892	—	—

Total	$223,598,621	$4,435,892	$219,162,729	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$121,488,752	$—	$121,488,752	$—
Registered Investment Company	757,840	757,840	—	—

Total	$122,246,592	$757,840	$121,488,752	$—

33

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2015, there were no transfers between Levels 1, 2 and 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

34

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by a Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to such Fund’s shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, a Fund may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against it in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Investment advisory services are provided to the Funds by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, each Fund is charged an annual fee of 0.20% which is computed daily and paid monthly based upon average daily net assets. The Adviser has agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in effect until August 31, 2016. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”).

Fee rates for the period May 1, 2015 through October 31, 2015, were as follows:

	Maximum Annual Advisory Fee	Net Annual Fees Paid After Contractual Waivers
Pacific Capital Tax-Free Securities Fund	0.20%	0.00%
Pacific Capital Tax-Free Short Intermediate Securities Fund	0.20%	0.00%

35

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the period ended October 31, 2015 was $6,884 for the Pacific Capital Tax-Free Securities Fund and $3,948 for the Pacific Capital Tax-Free Short Intermediate Securities Fund. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Pacific Capital Tax-Free Securities Fund	$51,113,415	$37,243,049
Pacific Capital Tax-Free Short Intermediate Securities Fund	14,532,226	22,201,432

36

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2015, and the year ended April 30, 2015, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015
	Shares	Amount	Shares	Amount
Pacific Capital Tax-Free Securities Fund
Class Y
Sales	3,549,745	$36,152,919	3,845,839	$39,529,904
Reinvestments	4,447	45,389	9,416	97,044
Redemptions	(2,093,404)	(21,344,438)	(4,705,924)	(48,392,314)

Net increase/(decrease)	1,460,788	$14,853,870	(850,669)	$(8,765,366)

Pacific Capital Tax-Free Short Intermediate Securities Fund
Class Y
Sales	881,553	$8,979,687	4,995,737	$50,916,174
Reinvestments	295	3,006	636	6,485
Redemptions	(1,786,699)	(18,169,228)	(2,681,690)	(27,362,039)

Net increase/(decrease)	(904,851)	$(9,186,535)	2,314,683	$23,560,620

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid during the year ended April 30, 2015, were as follows:

	Net Investment Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Pacific Capital Tax-Free Securities Fund	$30,761	$—	$30,761	$6,774,046	$6,804,807
Pacific Capital Tax-Free Short Intermediate Securities Fund	2,736	—	2,736	1,387,697	1,390,433

*	Distributions will not tie to Statement of Changes because distributions are recognized when actually paid for tax purposes.

37

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Qualified Late-Year Losses	Distributions Payable	Capital Loss Carryforwards	Unrealized Appreciation	Total Accumulated Earnings
Pacific Capital Tax-Free Securities Fund	$56,236	$(98,854)	$(56,236)	$(1,644,877)	$10,164,546	$8,420,815

Pacific Capital Tax-Free Short Intermediate Securities Fund	11,225	(4,070)	(11,176)	(213,778)	1,034,572	816,773

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gain is reported as ordinary income for federal income tax purposes.

The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation as of October 31, 2015 is as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Pacific Capital Tax-Free Securities Fund	$212,798,957	$10,848,717	$(49,053)	$10,799,664
Pacific Capital Tax-Free Short Intermediate Securities Fund	120,721,817	1,526,927	(2,152)	1,524,775

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2015, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2015. For the year ended April 30, 2015, the Funds deferred to May 1, 2015 the following losses:

	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Pacific Capital Tax-Free Securities Fund	$1,929	$96,925
Pacific Capital Tax-Free Short Intermediate Securities Fund	874	3,196

38

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of April 30, 2015, the Funds had pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires April 30,
	2016 ($)	2017 ($)	2018 ($)	2019 ($)
Pacific Capital Tax-Free Securities Fund	—	—	(237,475)	—
Pacific Capital Tax-Free Short Intermediate Securities Fund	(49,093)	(15,122)	(75,378)	(17,645)

6. Concentration of Credit Risk

The Funds primarily invest in debt obligations issued by the state of Hawaii and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Funds are more susceptible to factors adversely affecting issues of Hawaii municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

39

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date that the financial statements were issued, and has determined that there were no following subsequent events requiring recognition or disclosure in the financial statements.

40

PACIFIC CAPITAL FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6034 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

41

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Asset Management Group of Bank of Hawaii

130 Merchant Street, Suite 370

Honolulu, HI 96813

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PAC-1015

Pacific Capital Tax-Free Securities

Fund

Pacific Capital Tax-Free Short

Intermediate Securities Fund

SEMI-ANNUAL REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Pacific Capital Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Pacific Capital Funds.

PEMBERWICK FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six Months†	1 Year	3 Year	5 Year	Since Inception*
Pemberwick Fund	0.26%	0.61%	0.77%	1.13%	1.23%
Barclays Capital 1-3 Year Government/Credit Index	0.31%	0.87%	0.84%	0.98%	1.27%

†	Not Annualized.

*

The Pemberwick Fund (the “Fund”) commenced operations on February 1, 2010. Benchmark performance is from the commencement date of the Fund only and is not the commencement date of the benchmark itself. The benchmark does not reflect any expenses or transaction costs.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-4785. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual operating expense ratio, as stated in the current prospectus dated September 1, 2015, is 0.74% of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Pemberwick voluntarily waives 35 basis points (0.35%) of the annual investment advisory fee Pemberwick is entitled to receive from the Fund, as a percentage of average daily net assets, pursuant to the advisory agreement between Pemberwick and the Fund. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation. This waiver can be discontinued at any time at the discretion of Pemberwick.

The Fund intends to evaluate performance as compared to that of the Barclays Capital 1-3 Year Government/Credit Index. The Barclays Capital 1-3 Year Government/Credit Index is an unmanaged market index and should not be considered indicative of any Pemberwick investment. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is subject to the risks of the fixed-income securities held in its portfolio such as credit, prepayment and interest rate risk. As interest rates rise, the value of bond prices will decline and an investor may lose money. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few issuers or sectors. The Fund could fluctuate in value more than a diversified fund.

1

PEMBERWICK FUND

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015, through October 31, 2015 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

PEMBERWICK FUND

Fund Expense Disclosure (Concluded)

October 31, 2015

(Unaudited)

	Pemberwick Fund

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period*
Actual	$1,000.00	$1,002.60	$1.96
Hypothetical (5% return before expenses)	1,000.00	1,023.18	1.98

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2015 of 0.39% for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) then divided by 366 days. The Fund’s ending account values on the first line in each table are based on the actual six month total return for the Fund of 0.26%.

3

PEMBERWICK FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
SECURITY TYPE:
Corporate Bonds and Notes	64.9%	$106,376,921
U.S. Treasury Obligations	26.5	43,395,674
U.S. Government Agency Obligations	3.5	5,790,688
Collateralized Mortgage Obligations	1.5	2,448,658
Other Assets In Excess of Liabilities	3.6	5,842,927

NET ASSETS	100.0%	$163,854,868

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

PEMBERWICK FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — 64.9%
Basic Materials — 0.0%
Praxair, Inc. 5.20%, 03/15/2017	15,000	15,821
Praxair, Inc. 1.05%, 11/07/2017	15,000	14,912
Praxair, Inc. 1.25%, 11/07/2018	30,000	29,681

		60,414

Communications — 2.6%
AT&T, Inc. 1.40%, 12/01/2017	15,000	14,979
AT&T, Inc. 1.24%, 11/27/2018 (a)	2,000,000	2,003,178
Cisco Systems, Inc. 1.10%, 03/03/2017	50,000	50,260
Cisco Systems, Inc. 4.95%, 02/15/2019	25,000	27,522
Cisco Systems, Inc. 2.13%, 03/01/2019	30,000	30,439
eBay, Inc. 1.35%, 07/15/2017	50,000	49,711
Verizon Communications, Inc. 1.10%, 06/17/2019 (a)	2,000,000	1,993,750
Walt Disney Co. (The) 0.45%, 12/01/2015	60,000	60,011
Walt Disney Co. (The) 0.88%, 05/30/2017	17,000	16,996
Walt Disney Co. (The) 5.88%, 12/15/2017	30,000	32,941

		4,279,787

Consumer, Cyclical — 2.6%
Daimler Finance North America, LLC 2.63%, 09/15/2016	2,000,000	2,022,644

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Consumer, Cyclical — (Continued)
Home Depot, Inc. (The) 2.00%, 06/15/2019	30,000	30,484
McDonald’s Corp. 5.30%, 03/15/2017	25,000	26,375
McDonald’s Corp. 5.35%, 03/01/2018	10,000	10,858
Toyota Motor Credit Corp. 1.38%, 01/10/2018	30,000	30,084
Toyota Motor Credit Corp. 2.10%, 01/17/2019	68,000	68,769
VF Corp. 5.95%, 11/01/2017	35,000	38,153
Volkswagen International Finance NV 1.60%, 11/20/2017	2,000,000	1,943,536
Wal-Mart Stores, Inc. 2.80%, 04/15/2016	100,000	101,075
Wal-Mart Stores, Inc. 1.00%, 04/21/2017	30,000	30,133

		4,302,111

Consumer, Non-cyclical — 2.2%
Amgen, Inc. 1.25%, 05/22/2017	1,000,000	998,685
Bottling Group, LLC 5.13%, 01/15/2019	80,000	88,500
Coca-Cola Co. (The) 1.50%, 11/15/2015	35,000	35,014
Coca-Cola Co. (The) 1.65%, 03/14/2018	30,000	30,324
Danaher Corp. 1.65%, 09/15/2018	14,000	14,059
Diageo Capital PLC 5.75%, 10/23/2017	2,000,000	2,167,776

The accompanying notes are an integral part of the financial statements.

5

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Consumer, Non-cyclical — (Continued)
GlaxoSmithKline Capital PLC 1.50%, 05/08/2017	15,000	15,115
GlaxoSmithKline Capital, Inc. 5.65%, 05/15/2018	15,000	16,586
Johnson & Johnson 0.70%, 11/28/2016	54,000	54,043
PepsiCo, Inc. 1.00%, 10/13/2017	30,000	29,950
Procter & Gamble Co. (The) 0.75%, 11/04/2016	100,000	100,188

		3,550,240

Energy — 2.3%
BP Capital Markets PLC 1.85%, 05/05/2017	3,150,000	3,181,311
Chevron Corp. 1.35%, 11/15/2017	35,000	35,136
Chevron Corp. 1.10%, 12/05/2017	15,000	15,012
Chevron Corp. 1.37%, 03/02/2018	50,000	50,126
Chevron Corp. 4.95%, 03/03/2019	20,000	22,285
ConocoPhillips 6.65%, 07/15/2018	25,000	28,220
ConocoPhillips 6.00%, 01/15/2020	20,000	22,944
ConocoPhillips Co. 1.50%, 05/15/2018	30,000	29,987
EOG Resources, Inc. 5.63%, 06/01/2019	15,000	16,781
Exxon Mobil Corp. 1.82%, 03/15/2019	100,000	100,866

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Energy — (Continued)
Halliburton Co. 1.00%, 08/01/2016	70,000	70,033
Occidental Petroleum Corp. 1.50%, 02/15/2018	60,000	59,899
Statoil ASA 1.25%, 11/09/2017	30,000	29,888
Statoil ASA 1.95%, 11/08/2018	10,000	10,068
Statoil ASA 5.25%, 04/15/2019	15,000	16,645

		3,689,201

Financial — 47.4%
American Express Bank FSB 6.00%, 09/13/2017	950,000	1,024,963
American Express Credit Corp. 2.80%, 09/19/2016	100,000	101,823
American Express Credit Corp. 1.13%, 06/05/2017	2,025,000	2,018,878
American Express Credit Corp. 2.25%, 08/15/2019	95,000	95,436
Bank of America Corp. 3.63%, 03/17/2016	10,000	10,110
Bank of America Corp. 6.50%, 08/01/2016	2,000,000	2,081,724
Bank of America Corp. 5.63%, 10/14/2016	1,815,000	1,893,648
Bank of America Corp. 6.40%, 08/28/2017	50,000	54,187
Bank Of America Corp. 6.00%, 09/01/2017	230,000	247,285

The accompanying notes are an integral part of the financial statements.

6

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Bank of America Corp. 5.75%, 12/01/2017	1,625,000	1,756,682
Bank of America Corp. 2.65%, 04/01/2019	60,000	60,747
Bank of New York Mellon Corp. (The) 0.70%, 03/04/2016	25,000	25,008
Bank of New York Mellon Corp. (The) 1.30%, 01/25/2018	29,500	29,435
Bank Of New York Mellon Corp. (The) 2.20%, 03/04/2019	29,500	29,801
Bank of New York Mellon Corp. (The) 4.60%, 01/15/2020	30,000	32,734
Bank of Nova Scotia (The) 1.45%, 04/25/2018	2,000,000	1,995,112
BB&T Corp. 1.60%, 08/15/2017	120,000	120,588
Berkshire Hathaway Finance Corp. 2.45%, 12/15/2015	17,000	17,044
Berkshire Hathaway Finance Corp. 1.30%, 05/15/2018	8,000	8,001
Berkshire Hathaway Finance Corp. 5.40%, 05/15/2018	60,000	65,946
Berkshire Hathaway, Inc. 1.55%, 02/09/2018	50,000	50,415
BlackRock, Inc. 5.00%, 12/10/2019	25,000	27,898
Boston Properties LP 3.70%, 11/15/2018	15,000	15,679

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Capital One Bank USA NA 0.88%, 11/21/2016 (a)	650,000	649,947
Capital One Bank USA NA 1.20%, 02/13/2017	6,592,000	6,558,269
Capital One NA 1.50%, 03/22/2018	1,000,000	985,105
Capital One NA 1.51%, 08/17/2018 (a)	500,000	504,585
Caterpillar Financial Services Corp. 2.65%, 04/01/2016	20,000	20,179
Caterpillar Financial Services Corp. 1.63%, 06/01/2017	60,000	60,478
Caterpillar Financial Services Corp. 1.25%, 08/18/2017	20,000	20,002
Caterpillar Financial Services Corp. 1.25%, 11/06/2017	15,000	15,053
Caterpillar Financial Services Corp. 2.25%, 12/01/2019	20,000	20,127
Charles Schwab Corp. (The) 0.85%, 12/04/2015	55,000	55,024
Charles Schwab Corp. (The) 2.20%, 07/25/2018	40,000	40,451
Chubb Corp. (The) 5.75%, 05/15/2018	35,000	38,629
Citigroup, Inc. 0.60%, 06/09/2016 (a)	8,000,000	7,969,448
Credit Suisse 1.01%, 01/29/2018 (a)	3,900,000	3,896,272
Credit Suisse 1.75%, 01/29/2018	1,000,000	1,003,026

The accompanying notes are an integral part of the financial statements.

7

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Credit Suisse 1.00%, 04/27/2018 (a)	1,000,000	996,102
Daimler Finance North America, LLC 1.38%, 08/01/2017	1,000,000	993,234
Deutsche Bank AG 6.00%, 09/01/2017	709,000	762,079
General Electric Capital Corp. 2.25%, 11/09/2015	277,000	277,080
General Electric Capital Corp. 2.90%, 01/09/2017	110,000	112,496
General Electric Capital Corp. 5.40%, 02/15/2017	75,000	79,190
General Electric Capital Corp. 5.63%, 05/01/2018	80,000	87,937
General Electric Capital Corp. 5.50%, 01/08/2020	20,000	22,730
General Electric Capital Corp. 7.13%, 12/29/2049 (a)	1,000,000	1,176,250
Goldman Sachs Group, Inc. (The) 5.35%, 01/15/2016	20,000	20,196
Goldman Sachs Group, Inc. (The) 3.63%, 02/07/2016	70,000	70,545
Goldman Sachs Group, Inc. (The) 0.77%, 03/22/2016 (a)	1,000,000	1,000,113

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Goldman Sachs Group, Inc. (The) 2.35%, 09/20/2016 (a)	1,000,000	1,006,944
Goldman Sachs Group, Inc. (The) 6.25%, 09/01/2017	950,000	1,031,354
Goldman Sachs Group, Inc. (The) 6.15%, 04/01/2018	30,000	33,036
Goldman Sachs Group, Inc. (The) 1.46%, 11/15/2018 (a)	4,240,000	4,264,439
Goldman Sachs Group, Inc. (The) 7.50%, 02/15/2019	130,000	151,580
HSBC Finance Corp. 0.75%, 06/01/2016 (a)	2,000,000	1,996,786
HSBC USA, Inc. 1.50%, 11/13/2017	2,000,000	1,995,326
John Deere Capital Corp. 1.40%, 03/15/2017	50,000	50,282
John Deere Capital Corp. 1.55%, 12/15/2017	40,000	40,241
John Deere Capital Corp. 1.60%, 07/13/2018	18,000	18,080
John Deere Capital Corp. 1.75%, 08/10/2018	20,000	20,098
Morgan Stanley 1.58%, 02/25/2016 (a)	942,000	944,574
Morgan Stanley 6.25%, 08/28/2017	4,000,000	4,334,672
Morgan Stanley 1.60%, 04/25/2018 (a)	2,725,000	2,762,946
National City Bank 0.69%, 12/15/2016 (a)	4,000,000	3,989,444

The accompanying notes are an integral part of the financial statements.

8

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
National City Bank 0.70%, 06/07/2017 (a)	2,075,000	2,064,967
PACCAR Financial Corp. 1.60%, 03/15/2017	30,000	30,219
PACCAR Financial Corp. 1.40%, 11/17/2017	30,000	30,030
PNC Funding Corp. 5.25%, 11/15/2015	5,000,000	5,007,290
State Street Corp. 2.88%, 03/07/2016	10,000	10,070
State Street Corp. 5.38%, 04/30/2017	15,000	15,849
State Street Corp. 1.35%, 05/15/2018	92,000	91,802
Toyota Motor Credit Corp. 2.13%, 07/18/2019	40,000	40,339
Travelers Cos, Inc. (The) 6.25%, 06/20/2016	40,000	41,411
UBS AG 1.38%, 08/14/2017	2,000,000	1,996,554
UBS AG 1.03%, 03/26/2018 (a)	2,000,000	1,998,650
US Bancorp 2.20%, 11/15/2016	15,000	15,212
US Bancorp 1.95%, 11/15/2018	75,000	75,797
US Bank NA 1.35%, 01/26/2018	2,000,000	2,000,576
Wachovia Corp. 5.63%, 10/15/2016	100,000	104,486
Wells Fargo & Co. 2.63%, 12/15/2016	2,000,000	2,037,774
Wells Fargo & Co. 1.15%, 06/02/2017	40,000	40,039

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Wells Fargo & Co. 1.40%, 09/08/2017	200,000	200,489
Wells Fargo & Co. 5.63%, 12/11/2017	50,000	54,289

		77,693,336

Health Care — 3.4%
AbbVie, Inc. 1.75%, 11/06/2017	3,000,000	3,029,949
AbbVie, Inc. 1.80%, 05/14/2018	2,000,000	2,002,836
Merck & Co., Inc. 1.10%, 01/31/2018	488,000	488,305
Merck & Co., Inc. 1.85%, 02/10/2020	14,000	14,006
Pfizer, Inc. 0.90%, 01/15/2017	50,000	50,036

		5,585,132

Industrial — 2.0%
Boeing Co. (The) 0.95%, 05/15/2018	50,000	49,500
Emerson Electric Co. 4.88%, 10/15/2019	45,000	49,861
General Dynamics Corp. 1.00%, 11/15/2017	2,030,000	2,026,983
Honeywell International, Inc. 5.30%, 03/15/2017	25,000	26,464
Honeywell International, Inc. 5.30%, 03/01/2018	50,000	54,594
Illinois Tool Works, Inc. 0.90%, 02/25/2017	31,000	30,998
Illinois Tool Works, Inc. 1.95%, 03/01/2019	50,000	50,419
United Parcel Service, Inc. 1.13%, 10/01/2017	30,000	30,162

The accompanying notes are an integral part of the financial statements.

9

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Industrial — (Continued)
United Technologies Corp. 1.78%, 05/04/2018 (b)	1,000,000	997,082

		3,316,063

Technology — 2.2%
Apple, Inc. 0.45%, 05/03/2016	49,000	49,023
Apple, Inc. 0.90%, 05/12/2017	18,000	18,045
Apple, Inc. 1.00%, 05/03/2018	41,000	40,898
Hewlett-Packard Co. 1.26%, 01/14/2019 (a)	1,500,000	1,502,324
Hewlett-Packard Co. 2.75%, 01/14/2019	1,500,000	1,527,063
Intel Corp. 1.95%, 10/01/2016	47,000	47,596
Intel Corp. 1.35%, 12/15/2017	50,000	50,233
International Business Machines Corp. 0.45%, 05/06/2016	120,000	120,003
Microsoft Corp. 1.00%, 05/01/2018	60,000	59,753
Microsoft Corp. 1.30%, 11/03/2018	34,000	34,041
Microsoft Corp. 4.20%, 06/01/2019	30,000	32,692
National Semiconductor Corp. 6.60%, 06/15/2017	25,000	27,130
Oracle Corp. 5.25%, 01/15/2016	60,000	60,581
Oracle Corp. 2.38%, 01/15/2019	15,000	15,309

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Technology — (Continued)
Oracle Corp. 2.25%, 10/08/2019	30,000	30,410

		3,615,101

Utilities — 0.2%
Duke Energy Carolinas, LLC 5.25%, 01/15/2018	35,000	37,914
Duke Energy Florida, Inc. 5.65%, 06/15/2018	25,000	27,510
Georgia Power Co. 5.25%, 12/15/2015	25,000	25,118
PacifiCorp 5.65%, 07/15/2018	25,000	27,586
PECO Energy Co. 1.20%, 10/15/2016	28,000	28,101
Public Service Electric & Gas Co. 2.00%, 08/15/2019	30,000	30,110
Southern California Edison Co. 1.13%, 05/01/2017	7,000	7,003
Southern California Edison Co. 5.50%, 08/15/2018	45,000	49,633
Wisconsin Electric Power Co. 1.70%, 06/15/2018	25,000	25,043
Wisconsin Power & Light Co. 5.00%, 07/15/2019	25,000	27,518

		285,536

TOTAL CORPORATE BONDS AND NOTES (Cost $106,095,862)		106,376,921

The accompanying notes are an integral part of the financial statements.

10

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
Federal Home Loan Mortgage Corporation REMICS — 0.6%
Series 2542, Class ES 5.00%, 12/15/2017	12,182	12,517
Series 2564, Class HJ 5.00%, 02/15/2018	8,565	8,815
Series 2617, Class TK 4.50%, 05/15/2018	31,913	32,936
Series 2617, Class GR 4.50%, 05/15/2018	17,858	18,432
Series 2611, Class UH 4.50%, 05/15/2018	16,081	16,621
Series 2627, Class MC 4.50%, 06/15/2018	29,431	30,337
Series 2649, Class KA 4.50%, 07/15/2018	22,684	23,475
Series 2693, Class PE 4.50%, 10/15/2018	27,719	28,660
Series 2746, Class EG 4.50%, 02/15/2019	30,630	31,675
Series 2780, Class JG 4.50%, 04/15/2019	888	908
Series 2814, Class GB 5.00%, 06/15/2019	5,046	5,300
Series 2989, Class TG 5.00%, 06/15/2025	50,471	54,446
Series 3002, Class YD 4.50%, 07/15/2025	20,002	21,554
Series 2526, Class FI 1.20%, 02/15/2032(a)	95,066	97,472
Series 2655, Class QA 5.00%, 02/15/2033	121	121
Series 2827, Class TE 5.00%, 04/15/2033	21,020	21,275

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2881, Class AE 5.00%, 08/15/2034	21,261	22,781
Series 2933, Class HD 5.50%, 02/15/2035	31,748	35,119
Series 4305, Class KA 3.00%, 03/15/2038	125,092	130,041
Series 3843, Class GH 3.75%, 10/15/2039	84,072	88,588
Series 3786, Class NA 4.50%, 07/15/2040	130,650	141,246
Series 4305, Class A 3.50%, 06/15/2048	140,802	148,489

		970,808

Federal National Mortgage Association REMICS — 0.7%
Series 2003-92, Class PE 4.50%, 09/25/2018	25,637	26,531
Series 2003-80, Class YE 4.00%, 06/25/2023	8,876	9,034
Series 2005-40, Class YG 5.00%, 05/25/2025	44,890	48,411
Series 2011-122, Class A 3.00%, 12/25/2025	118,532	121,724
Series 2007-27, Class MQ 5.50%, 04/25/2027	12,266	13,674
Series 2005-12, Class JE 5.00%, 09/25/2033	5,160	5,173
Series 2005-16, Class PE 5.00%, 03/25/2034	8,879	9,051
Series 2005-48, Class AR 5.50%, 02/25/2035	33,084	35,313

The accompanying notes are an integral part of the financial statements.

11

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2005-62, Class CQ 4.75%, 07/25/2035	15,153	16,021
Series 2005-64, Class PL 5.50%, 07/25/2035	73,354	82,499
Series 2005-68, Class PG 5.50%, 08/25/2035	49,128	55,195
Series 2010-64, Class EH 5.00%, 10/25/2035	8,646	8,725
Series 2005-83, Class LA 5.50%, 10/25/2035	28,520	31,824
Series 2014-23, Class PA 3.50%, 08/25/2036	151,123	157,987
Series 2007-39, Class NA 4.25%, 01/25/2037	10,453	10,772
Series 2013-83, Class CA 3.50%, 10/25/2037	127,952	135,426
Series 2009-47, Class PA 4.50%, 07/25/2039	25,053	26,540
Series 2011-113, Class NE 4.00%, 03/25/2040	88,981	92,115
Series 2006-57, Class AD 5.75%, 06/25/2036	170,446	184,857

		1,070,872

Government National Mortgage Association — 0.2%
Series 2013-88, Class WA 5.00%, 06/20/2030(a)	99,353	107,765
Series 2002-22, Class GF 6.50%, 03/20/2032	51,250	60,073
Series 2002-51, Class D 6.00%, 07/20/2032	62,034	71,315
Series 2008-50, Class NA 5.50%, 03/16/2037	19,948	21,119

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Government National Mortgage Association — (Continued)
Series 2007-11, Class PE 5.50%, 03/20/2037	36,261	40,754
Series 2013-113, Class UB 3.00%, 11/20/2038	103,385	105,952

		406,978

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,417,096)		2,448,658

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
Federal Home Loan Bank — 0.5%
3.13%, 03/11/2016	165,000	166,715
0.50%, 09/28/2016	305,000	305,224
4.75%, 12/16/2016	170,000	178,079
0.75%, 08/28/2017	150,000	150,007

		800,025

Federal Home Loan Mortgage Corporation — 1.2%
5.25%, 04/18/2016	400,000	408,967
2.50%, 05/27/2016	580,000	587,054
1.00%, 03/08/2017	140,000	140,787
0.75%, 07/14/2017	595,000	595,185
5.50%, 04/01/2021 Gold Pool #G11941	38,780	41,886
5.50%, 11/01/2021 Gold Pool #G12454	18,720	20,245
5.50%, 04/01/2023 Gold Pool #G13145	32,712	35,830
4.00%, 02/01/2026 Gold Pool #J14494	78,765	84,002

The accompanying notes are an integral part of the financial statements.

12

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Par Value($)	Value($)

U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation — (Continued)
4.00%, 06/01/2026 Gold Pool #J15974	28,395	30,288
4.50%, 06/01/2029 Gold Pool #C91251	24,803	26,863
4.50%, 12/01/2029 Gold Pool #C91281	47,299	51,232
4.50%, 04/01/2030 Gold Pool #C91295	25,657	27,942

		2,050,281

Federal National Mortgage Association — 1.8%
2.25%, 03/15/2016	500,000	503,744
5.00%, 03/15/2016	35,000	35,611
5.25%, 09/15/2016	295,000	307,242
5.00%, 02/13/2017	200,000	211,252
1.13%, 04/27/2017	205,000	206,388
5.38%, 06/12/2017	550,000	590,854
1.13%, 07/20/2018	730,000	732,470
6.00%, 09/01/2019 Pool #735439	4,985	5,164
5.50%, 06/01/2020 Pool #888601	8,839	9,221
5.00%, 05/01/2023 Pool #254762	20,378	22,443
5.50%, 01/01/2024 Pool #AD0471	18,883	20,529
5.00%, 12/01/2025 Pool #256045	41,367	45,560
5.50%, 05/01/2028 Pool #257204	33,032	36,900
4.00%, 08/01/2029 Pool #MA0142	40,055	43,010

	Par Value($)	Value($)

U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
5.50%, 04/01/2037 Pool #AD0249	45,426	51,200
7.00%, 04/01/2037 Pool #888366	12,603	14,918
5.00%, 10/01/2039 Pool #AC3237	92,830	103,876

		2,940,382

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,751,186)		5,790,688

U.S. TREASURY OBLIGATIONS — 26.5%
U.S. Treasury Notes — 26.5%
0.38%, 11/15/2015	700,000	700,078
0.38%, 03/31/2016	500,000	500,348
0.50%, 07/31/2017	490,000	488,583
0.63%, 05/31/2017	890,000	889,850
0.63%, 08/31/2017	1,105,000	1,103,389
0.63%, 09/30/2017	720,000	718,488
0.63%, 11/30/2017	1,100,000	1,096,183
0.63%, 04/30/2018	1,840,000	1,826,128
0.75%, 06/30/2017	500,000	500,788
0.75%, 10/31/2017	1,405,000	1,404,726
0.75%, 12/31/2017	1,520,000	1,517,725
0.75%, 02/28/2018	450,000	448,679
0.75%, 03/31/2018	525,000	523,168
0.88%, 11/30/2016	300,000	301,305
0.88%, 12/31/2016	410,000	411,823
0.88%, 01/31/2017	2,130,000	2,139,777

The accompanying notes are an integral part of the financial statements.

13

PEMBERWICK FUND

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

	Par Value($)	Value($)

U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
0.88%, 02/28/2017	400,000	401,760
0.88%, 04/30/2017	675,000	677,619
0.88%, 01/31/2018	920,000	920,587
1.00%, 08/31/2016	720,000	723,464
1.00%, 09/30/2016	790,000	794,073
1.00%, 10/31/2016	1,220,000	1,226,656
1.00%, 03/31/2017	1,170,000	1,176,779
1.00%, 05/31/2018	1,115,000	1,116,321
1.00%, 06/30/2019	575,000	569,718
1.00%, 08/31/2019	240,000	237,195
1.00%, 09/30/2019	440,000	434,365
1.13%, 03/31/2020	300,000	295,852
1.25%, 10/31/2018	1,645,000	1,654,692
1.25%, 11/30/2018	700,000	703,669
1.25%, 01/31/2019	1,585,000	1,590,511
1.38%, 11/30/2015	320,000	320,329
1.38%, 06/30/2018	505,000	510,389
1.38%, 07/31/2018	800,000	808,562
1.38%, 12/31/2018	870,000	877,091
1.38%, 02/28/2019	1,160,000	1,167,952
1.38%, 01/31/2020	200,000	199,599
1.50%, 06/30/2016	1,390,000	1,400,656
1.50%, 07/31/2016	1,050,000	1,058,716
1.50%, 08/31/2018	430,000	435,940
1.50%, 12/31/2018	460,000	465,552
1.50%, 02/28/2019	175,000	176,917
1.50%, 05/31/2019	820,000	827,298
1.63%, 03/31/2019	540,000	547,787
1.75%, 05/31/2016	1,165,000	1,174,587
1.88%, 09/30/2017	280,000	286,059

	Par Value($)	Value($)

U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
1.88%, 10/31/2017	455,000	465,066
2.00%, 01/31/2016	250,000	251,159
2.00%, 04/30/2016	1,635,000	1,648,848
2.13%, 12/31/2015	400,000	401,305
2.13%, 02/29/2016	515,000	518,366
2.25%, 07/31/2018	180,000	186,211
2.38%, 03/31/2016	770,000	776,903
2.38%, 07/31/2017	300,000	308,793
2.63%, 04/30/2016	250,000	252,920
3.00%, 09/30/2016	380,000	388,844
3.13%, 10/31/2016	330,000	338,721
3.13%, 01/31/2017	90,000	92,920
3.13%, 04/30/2017	200,000	207,500
3.25%, 12/31/2016	200,000	206,385
TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,250,956)		43,395,674

TOTAL INVESTMENTS - 96.4% (Cost $157,515,100)		158,011,941
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6%		5,842,927

NET ASSETS - 100.0%		$163,854,868

(a)	Variable or Floating Rate Security. Rate shown is as of October 31, 2015.
(b)	Multi-Step Coupon. Rate disclosed is as of October 31, 2015.

LLC	Limited Liability Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of the financial statements.

14

PEMBERWICK FUND

Statement of Assets and Liabilities

October 31, 2015

(Unaudited)

Assets
Investments, at value (Cost $157,515,100)	$158,011,941
Cash	6,311,366
Receivable for investments sold	100,689
Receivable for capital shares sold	3,000,000
Dividends and interest receivable	744,736
Prepaid expenses and other assets	15,067

Total assets	168,183,799

Liabilities
Payable for investments purchased	4,237,835
Payable for administration and accounting fees	27,121
Payable to Investment Adviser	20,438
Payable for transfer agent fees	11,904
Payable for custodian fees	5,723
Accrued expenses	25,910

Total liabilities	4,328,931

Net Assets	$163,854,868

Net Assets Consisted of:
Capital stock, $0.01 par value	$163,249
Paid-in capital	163,939,260
Accumulated net investment loss	(28,534)
Accumulated net realized loss from investments	(715,948)
Net unrealized appreciation on investments	496,841

Net Assets	$163,854,868

Shares Outstanding	16,324,932
Net asset value, offering and redemption price per share ($163,854,868 / 16,324,932 shares)	$ 10.04

The accompanying notes are an integral part of the financial statements.

15

PEMBERWICK FUND

Statement of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

Investment Income
Interest	$1,041,320

Total investment income	1,041,320

Expenses
Advisory fees (Note 2)	412,840
Administration and accounting fees (Note 2)	102,478
Transfer agent fees (Note 2)	27,300
Trustees’ and officers’ fees (Note 2)	15,895
Audit fees	15,750
Custodian fees (Note 2)	12,597
Printing and shareholder reporting fees	11,331
Legal fees	9,689
Registration and filing fees	490
Other expenses	6,106

Total expenses before waivers	614,476

Less: waivers (Note 2)	(289,028)

Net expenses after waivers	325,448

Net investment income	715,872

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	278,473
Net change in unrealized appreciation/(depreciation) on investments	(709,231)

Net realized and unrealized loss on investments	(430,758)

Net increase in net assets resulting from operations	$285,114

The accompanying notes are an integral part of the financial statements.

16

PEMBERWICK FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Increase/(Decrease) in net assets from operations:
Net investment income	$715,872	$1,567,887
Net realized gain from investments	278,473	100,557
Net change in unrealized appreciation/(depreciation) on investments	(709,231)	(346,071)

Net increase in net assets resulting from operations	285,114	1,322,373

Less Dividends and Distributions to Shareholders from:
Net investment income	(743,833)	(1,629,122)

Net decrease in net assets from dividends and distributions to shareholders	(743,833)	(1,629,122)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	(5,666,103)	2,398,597

Total increase/(decrease) in net assets	(6,124,822)	2,091,848

Net assets
Beginning of period	169,979,690	167,887,842

End of period	$163,854,868	$169,979,690

Accumulated net investment loss, end of period	$(28,534)	$(573)

The accompanying notes are an integral part of the financial statements.

17

PEMBERWICK FUND

Financial Highlights

Contained below is per share operating performance data, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012		For the Year Ended April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.06		$10.08	$10.12	$10.03	$10.16		$10.00

Net investment income(1)	0.04		0.09	0.10	0.11	0.13		0.13
Net realized and unrealized gain/(loss) on investments	(0.01)		(0.02)	(0.03)	0.11	(0.12	)(2)	0.17

Net increase in net assets resulting from operations	0.03		0.07	0.07	0.22	0.01		0.30

Dividends and distributions to shareholders from:
Net investment income	(0.05)		(0.09)	(0.11)	(0.13)	(0.14)		(0.14)
Tax return of capital	—		—	—	—	—		— (3)

Total dividends and distributions to shareholders	(0.05)		(0.09)	(0.11)	(0.13)	(0.14)		(0.14)

Net asset value, end of period	$10.04		$10.06	$10.08	$10.12	$10.03		$10.16

Total investment return(4)	0.26%		0.74%	0.68%	2.19%	0.12%		3.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$163,855		$169,980	$167,888	$119,793	$119,521		$162,714
Ratio of expenses to average net assets	0.39	%(5)	0.39%	0.41%	0.45%	0.45%		0.42%
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	0.74	%(5)	0.74%	0.76%	0.80%	0.80%		0.77%
Ratio of net investment income to average net assets	0.87	%(5)	0.91%	1.00%	1.10%	1.07%		1.31%
Portfolio turnover rate	30.41	%(7)	35.46%	35.29%	27.96%	23.14%		22.46%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Includes payments by affiliate which equaled $0.03 per share.
(3)	Amount is less than $0.005 per share.
(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(5)	Annualized.
(6)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

18

PEMBERWICK FUND

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The Pemberwick Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on February 1, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers one class of shares and is not subject to a front-end sales charge.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m., Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such securities in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

19

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

●	Level 1 —	quoted prices in active markets for identical securities;

●	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund’s assets carried at fair value:

	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$106,376,921	$—	$106,376,921	$—
Collateralized Mortgage Obligations	2,448,658	—	2,448,658	—
U.S. Government Agency Obligations	5,790,688	—	5,790,688	—
U.S. Treasury Obligations	43,395,674	—	43,395,674	—

Total Investments*	$158,011,941	$—	$158,011,941	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices

20

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital

21

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to such fund.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Pemberwick Investment Advisors LLC (“Pemberwick” or the “Advisor”) serves as the investment advisor to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Advisor earns a monthly fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Advisor may, in its discretion, voluntarily waive its fees or reimburse certain Fund expenses; however; the Advisor is not required to do so. For the six months ended October 31, 2015, the Advisor earned fees of $412,840 and waived fees of 0.35% of the Fund’s average daily net assets totaling $289,028.

Pemberwick has retained the services of J.P. Morgan Investment Management Inc. (“Sub-Advisor”) as the sub-advisor to the Fund. The Sub-Advisor provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement between the Advisor and the Sub-Advisor. The Sub-Advisor is compensated by the Advisor and not the Fund.

22

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2015 was $5,273. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
U.S. Government Securities	$8,099,408	$8,515,016
Other Securities	37,611,020	40,125,189

23

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2015 and the year ended April 30, 2015, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015

	Shares	Value	Shares	Value
Sales	942,746	$9,461,733	6,348,311	$63,908,851
Reinvestments	74,072	743,833	161,124	1,622,818
Redemptions	(1,580,354)	(15,871,669)	(6,271,648)	(63,133,072)

Net Increase/(Decrease)	(563,536)	$(5,666,103)	237,787	$2,398,597

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30,2015, the tax character of distributions paid by the Fund was $1,627,258 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Unrealized Appreciation	Qualified Late-Year Losses	Other Temporary Differences
$(987,225)	$1,759	$1,198,876	$—	$(2,332)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

24

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

As of October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$157,515,100

Gross unrealized appreciation	$665,633
Gross unrealized depreciation	(168,792)

Net unrealized appreciation	$496,841

Pursuant to the federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2015, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2015. For the fiscal year ended April 30, 2015, the Fund had no loss deferrals.

Accumulated capital losses represent net capital loss carryovers as of April 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of April 30, 2015, the Fund had pre-enactment capital loss carryforwards of $20,817. If not utilized against future capital gains, $10,862 and $9,955 of this capital loss carryforward will expire in 2018 and 2019, respectively. In addition, the Fund had post-enactment capital loss carryforwards of $966,408, of which $190,861 are short-term losses and $775,547 are long-term losses and have an unlimited period of capital loss carryforward.

6. Significant Risks

Mortgage-Related And Other Asset-Backed Securities Risk — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

25

PEMBERWICK FUND

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

7. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

26

PEMBERWICK FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-4785 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

27

Investment Adviser

Pemberwick Investment Advisors LLC

340 Pemberwick Road

Greenwich, CT 06831

Sub-Advisor

J.P. Morgan Investment Management Inc.

245 Park Ave.

New York, NY 10167

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassat Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PEMBERWICK FUND

of

FundVantage Trust

SEMI-ANNUAL

REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Pemberwick Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Pemberwick Fund.

POLEN GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six Months†	1 Year	3 Year	5 Year	Since Inception*
Institutional Shares	12.52%	22.55%	19.25%	15.37%	17.13%
S&P 500® Index	0.77%	5.20%	16.20%	14.33%	15.12%***
Russell 1000® Growth Index	2.48%	9.18%	17.94%	15.30%	16.57%***

	Six Months†	1 Year	3 Year	5 Year	Since Inception**
Investor Shares	12.35%	22.26%	18.96%	N/A	14.72%
S&P 500® Index	0.77%	5.20%	16.20%	N/A	13.32%***
Russell 1000® Growth Index	2.48%	9.18%	17.94%	N/A	14.27%***

†	Not Annualized.

*	The Polen Growth Fund (the “Fund”) Institutional Shares commenced operations on September 15, 2010.

**	The Investor Shares commenced operations on December 30, 2010.

***	Benchmark performance is from the inception date of the Class only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual gross and net operating expense ratios, as stated in the current prospectus dated September 1, 2015, are 1.25% and 1.00%, respectively, for the Institutional Shares and 1.50% and 1.25%, respectively, for the Investor Shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions) do not exceed 1.00% (on an annual basis) with respect to average daily net assets of the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed. This agreement will terminate on August 31, 2016, unless the Board of Trustees of the FundVantage Trust (the “Trust”) approves an earlier termination.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the S&P 500® and the Russell 1000® Growth Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Growth Index companies with higher price-to-book ratios and higher forecasted growth values. It is impossible to invest directly in an index.

1

POLEN GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

2

POLEN GLOBAL GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Total Returns for the Periods Ended October 31, 2015†
	Six Months	Since Inception*
Institutional Shares	6.22%	9.30%
MSCI All Country World ® Index (“ACWI”)(Gross Dividend)	-4.50%	-1.19%***

		Since Inception**
Investor Shares		5.72%
MSCI All Country World ® Index (“ACWI”)(Gross Dividend)		-1.64%***
†	Not Annualized.

*	The Polen Global Growth Fund (the “Fund”) Institutional Shares commenced operations on December 30, 2014.

**	The Polen Global Growth Fund (the “Fund”) Investor Shares commenced operations on July 6, 2015.

***	Benchmark performance is from the inception date of the Class only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual gross and net operating expense ratios, as stated in the current prospectus dated September 1, 2015, are 1.46% and 1.10%, respectively, for the Institutional Shares and 1.71% and 1.35%, respectively, for the Investor Shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to average daily net assets of the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed. This agreement will terminate on August 31, 2018, unless the Board of Trustees of the FundVantage Trust (the “Trust”) approves an earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the MSCI ACWI Index, which captures large and mid-cap representation across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries. With 2,466 constituents, the index covers approximately 85% of the global investable equity opportunity set. Indexes are unmanaged and it is not possible to invest directly in an index.

3

POLEN GLOBAL GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

4

POLEN GROWTH FUNDS

Funds Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015 through October 31, 2015 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

POLEN GROWTH FUNDS

Funds Expense Disclosure (Concluded)

October 31, 2015

(Unaudited)

	Polen Growth Fund

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period
Institutional Class*
Actual	$1,000.00	$1,125.20	$5.34
Hypothetical (5% return before expenses)	1,000.00	1,020.11	5.08
Investor Class*
Actual	$1,000.00	$1,123.50	$6.67
Hypothetical (5% return before expenses)	1,000.00	1,018.85	6.34

	Polen Global Growth Fund

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period
Institutional Class**
Actual	$1,000.00	$1,062.20	$5.70
Hypothetical (5% return before expenses)	1,000.00	1,019.61	5.58
Investor Class***
Actual	$1,000.00	$1,057.20	$4.44
Hypothetical (5% return before expenses)	1,000.00	1,018.35	6.85

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2015 of 1.00% for Institutional Class and 1.25% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six month total returns for the Fund of 12.52% and 12.35% for Institutional Class and Investor Class, respectively.

**

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2015 of 1.10% for Institutional Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Institutional Class ending account values on the first line of the table is based on the actual six month total return of 6.22%.

***

Expenses are equal to the annualized expense ratio for the period beginning July 6, 2015, commencement of operations, to October 31, 2015 of 1.35% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (117), then divided by 366 to reflect the period. The Investor Class ending account values on the first line of the table is based on the actual total returns for the Fund since commencement of operations of 5.72%. For comparative purposes, the Hypothetical expenses are as if the Investor Class had been in existence from May 1, 2015, and are equal to the Investor Class annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 366 to reflect the period.

6

POLEN GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Internet Content & Information	13.3%	$ 95,292,071
Credit Services	9.2	65,511,896
Biotechnology	8.4	59,641,708
Information Technology Services	7.7	55,335,966
Footwear & Accessories	7.2	51,579,304
Restaurants	6.3	45,098,203
Leisure	5.7	40,429,326
Medical Devices	5.1	36,593,626
Apparel Stores	4.7	33,352,244
Software Infrastructure	4.4	31,750,457
Business Services	4.4	31,635,131
Packaged Foods	4.2	30,201,489
Consumer Electronics	4.0	28,658,609
Specialty Retail	4.0	28,653,963
Software Application	4.0	28,371,732
Industrial Distribution	3.3	23,225,248
Other Assets In Excess of Liabilities	4.1	29,615,834
NET ASSETS	100.0%	$714,946,807

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

POLEN GROWTH FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.9%
Apparel Stores — 4.7%
TJX Cos., Inc. (The)	455,694	$33,352,244

Biotechnology — 8.4%
Celgene Corp.*	192,335	23,601,428
Regeneron Pharmaceuticals, Inc.*	64,659	36,040,280

		59,641,708

Business Services — 4.4%
Automatic Data Processing, Inc.	363,664	31,635,131

Consumer Electronics — 4.0%
Apple, Inc.	239,821	28,658,609

Credit Services — 9.2%
MasterCard, Inc., Class A	138,945	13,754,166
Visa, Inc., Class A	667,153	51,757,730

		65,511,896

Footwear & Accessories — 7.2%
NIKE, Inc., Class B	393,645	51,579,304

Industrial Distribution — 3.3%
Fastenal Co.	593,086	23,225,248

Information Technology Services — 7.7%
Accenture PLC, Class A	302,155	32,391,016
Gartner, Inc.*	253,060	22,944,950

		55,335,966

Internet Content & Information — 13.3%
Alphabet, Inc., Class A*	39,717	29,286,919
Alphabet, Inc., Class C*	58,865	41,841,831
Facebook, Inc., Class A*	236,965	24,163,321

		95,292,071

	Number of Shares	Value

COMMON STOCKS — (Continued)
Leisure — 5.7%
Priceline Group, Inc. (The)*	27,801	$40,429,326

Medical Devices — 5.1%
Abbott Laboratories	816,822	36,593,626

Packaged Foods — 4.2%
Nestle SA, SP ADR	396,241	30,201,489

Restaurants — 6.3%
Starbucks Corp.	720,764	45,098,203

Software Application — 4.0%
Adobe Systems, Inc.*	320,006	28,371,732

Software Infrastructure — 4.4%
Oracle Corp.	817,468	31,750,457

Specialty Retail — 4.0%
O’Reilly Automotive, Inc.*	103,721	28,653,963

TOTAL COMMON STOCKS (Cost $517,810,770)		685,330,973

TOTAL INVESTMENTS - 95.9% (Cost $517,810,770)		685,330,973
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%		29,615,834

NET ASSETS - 100.0%		$714,946,807

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

8

POLEN GLOBAL GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Internet Software & Services	14.8%	$1,312,634
IT Services	14.8	1,311,653
Biotechnology	8.1	718,834
Specialty Retail	7.7	683,101
Textiles, Apparel & Luxury Goods	5.4	478,915
Hotels, Restaurants & Leisure	4.7	415,715
Food Products	4.6	408,143
Health Care Equipment & Supplies	3.9	345,005
Insurance	3.3	291,994
Internet & Catalog Retail	2.8	244,312
Household Products	2.7	237,046
Software	2.5	221,014
Technology Hardware, Storage & Peripherals	2.3	206,496
Semiconductors & Semiconductor Equipment	2.3	199,566
Professional Services	1.9	169,465
Trading Companies & Distributors	1.8	158,363
Pharmaceuticals	1.7	154,009
Other Assets In Excess of Liabilities	14.7	1,300,793
NET ASSETS	100.0%	$8,857,058

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

9

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 85.3%
Australia — 2.0%
CSL, Ltd.	2,708	$180,001

		180,001

Cayman Islands — 5.1%
Alibaba Group Holding, Ltd., SP ADR*	2,368	198,510
Tencent Holdings, Ltd.	13,200	248,812

		447,322

China — 2.2%
Baidu, Inc., SP ADR*	1,037	194,406

		194,406

Denmark — 1.7%
Novo Nordisk A/S, SP ADR	2,896	154,009

		154,009

Hong Kong — 3.3%
AIA Group, Ltd.	49,800	291,994

		291,994

Ireland — 3.7%
Accenture PLC, Class A	3,030	324,816

		324,816

Israel — 2.5%
Check Point Software Technologies, Ltd.*	2,602	221,014

		221,014

Switzerland — 6.5%
Nestle SA, Registered Shares	5,344	408,143
SGS SA	89	169,465

		577,608

United Kingdom — 4.9%
ARM Holdings PLC	12,672	199,566
Reckitt Benckiser Group PLC	2,429	237,046

		436,612

	Number of Shares	Value

COMMON STOCKS — (Continued)
United States — 53.4%
Abbott Laboratories	7,701	$345,005
Alphabet, Inc., Class C*	664	471,759
Apple, Inc.	1,728	206,496
Automatic Data Processing, Inc.	3,072	267,233
Celgene Corp.*	1,375	168,726
Facebook, Inc., Class A*	1,953	199,147
Fastenal Co.	4,044	158,363
MasterCard, Inc., Class A	2,633	260,641
NIKE, Inc., Class B	3,655	478,915
O’Reilly Automotive, Inc.*	1,405	388,145
Priceline Group, Inc. (The)*	168	244,312
Regeneron Pharmaceuticals, Inc.*	664	370,107
Starbucks Corp.	6,644	415,715
TJX Cos, Inc. (The)	4,030	294,956
Visa, Inc., Class A	5,916	458,963

		4,728,483

TOTAL COMMON STOCKS (Cost $6,859,488)		7,556,265

TOTAL INVESTMENTS - 85.3% (Cost $6,859,488)		7,556,265
OTHER ASSETS IN EXCESS OF LIABILITIES - 14.7%		1,300,793

NET ASSETS - 100.0%		$8,857,058

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

10

POLEN GROWTH FUNDS

Statements of Assets and Liabilities

October 31, 2015

(Unaudited)

	Polen Growth Fund	Polen Global Growth Fund
Assets
Investments, at value (Cost $517,810,770 and $6,859,488, respectively)	$685,330,973	$7,556,265
Cash	32,989,475	1,297,615
Receivable for investments sold	870,231	—
Receivable for capital shares sold	14,714,653	38,400
Dividends and interest receivable	644,043	8,055
Receivable from Investment Adviser	—	15,575
Prepaid expenses and other assets	69,230	18,986

Total assets	734,618,605	8,934,896

Liabilities
Payable for investments purchased	17,809,324	—
Payable for capital shares redeemed	1,268,368	—
Payable to Investment Adviser	447,620	—
Payable for administration and accounting fees	68,428	13,123
Payable for transfer agent fees	26,410	13,630
Payable for audit fees	10,793	11,642
Payable for printing fees	10,357	9,472
Payable for custodian fees	9,692	8,520
Payable for legal fees	1,624	7,997
Payable for Trustees and Officers	—	6,722
Accrued expenses	19,182	6,732

Total liabilities	19,671,798	77,838

Net Assets	$714,946,807	$8,857,058

Net Assets Consisted of:
Capital stock, $0.01 par value	$347,789	$8,105
Paid-in capital	516,778,356	8,247,923
Accumulated net investment income/(loss)	(304,617)	597
Accumulated net realized gain/(loss) from investments and foreign currency transactions	30,605,076	(96,324)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currency	167,520,203	696,757

Net Assets	$714,946,807	$8,857,058

Institutional Class:
Net asset value, offering and redemption price per share ($627,130,280 / 30,469,645 shares) and ($8,704,246 / 796,519 shares)	$20.58	$10.93

Investor Class:
Net asset value, offering and redemption price per share ($87,816,527 / 4,309,233 shares) and ($152,812 / 14,004 shares)	$20.38	$10.91

The accompanying notes are an integral part of the financial statements.

11

POLEN GROWTH FUNDS

Statements of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

	Polen Growth Fund	Polen Global Growth Fund*
Investment Income
Dividends	$2,154,256	$22,134
Interest	929	31
Less: foreign taxes withheld	(2,684)	(48)

Total investment income	2,152,501	22,117

Expenses
Advisory fees (Note 2)	2,405,525	23,154
Administration and accounting fees	174,411	36,064
Transfer agent fees (Note 2)	133,981	20,145
Distribution fees (Investor Shares) (Note 2)	51,593	55
Custodian fees (Note 2)	24,836	7,906
Trustees’ and officers’ fees (Note 2)	14,484	3,343
Audit fees	13,483	12,433
Legal fees	12,979	3,790
Printing and shareholder reporting fees	12,969	4,844
Registration and filing fees	401	15,347
Other expenses	6,535	1,294

Total expenses before waivers and reimbursements	2,851,197	128,375

Less: waivers and reimbursements (Note 2)	(394,079)	(98,356)

Net expenses after waivers and reimbursements	2,457,118	30,019

Net investment loss	(304,617)	(7,902)

Net realized and unrealized gain/(loss) from investments
Net realized gain/(loss) from investments	4,339,320	(94,910)
Net realized loss from foreign currency transactions	—	(1,414)
Net change in unrealized appreciation/(depreciation) on investments	61,458,213	615,520
Net change in unrealized appreciation/(depreciation) on foreign currency translations	—	(131)

Net realized and unrealized gain on investments	65,797,533	519,065

Net increase in net assets resulting from operations	$65,492,916	$511,163

* The Polen Global Growth Fund commenced operations on December 30, 2014.

The accompanying notes are an integral part of the financial statements.

12

POLEN GROWTH FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Increase/(decrease) in Net Assets from Operations:
Net investment income/(loss)	$(304,617)	$239,517
Net realized gain from investments	4,339,320	37,906,568
Net change in unrealized appreciation/(depreciation) on investments	61,458,213	24,775,320

Net increase in net assets resulting from operations	65,492,916	62,921,405

Less Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	—	(319,864)

Total net investment income	—	(319,864)

Net realized capital gains:
Institutional Class	—	(22,648,001)
Investor Class	—	(2,035,860)

Total net realized capital gains	—	(24,683,861)

Net decrease in net assets from dividends and distributions to shareholders	—	(25,003,725)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	243,190,418	36,804,644

Total increase/(decrease) in net assets	308,683,334	74,722,324

Net assets
Beginning of period	406,263,473	331,541,149

End of period	$714,946,807	$406,263,473

Accumulated net investment income/(loss), end of period	$(304,617)	$—

The accompanying notes are an integral part of the financial statements.

13

POLEN GLOBAL GROWTH FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Period Ended April 30, 2015*
Increase/(decrease) in Net Assets from Operations:
Net investment income/(loss)	$(7,902)	$4,370
Net realized loss from investments and foreign currency transactions	(96,324)	(958)
Net change in unrealized appreciation/(depreciation) on investments	615,389	81,368

Net increase in net assets resulting from operations	511,163	84,780

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	5,270,332	2,990,783

Total increase/(decrease) in net assets	5,781,495	3,075,563

Net assets
Beginning of period	3,075,563	—

End of period	$8,857,058	$3,075,563

Accumulated net investment income, end of period	$597	$8,499

* The Polen Global Growth Fund commenced operations on December 30, 2014.

The accompanying notes are an integral part of the financial statements.

14

POLEN GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period September 15, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$ 18.29		$ 16.45	$ 14.17	$ 13.79	$ 12.10	$10.00
Net investment income/(loss)(1)	(0.01)		0.02	0.03	0.03	— (2)	(0.02)
Net realized and unrealized gain on investments	2.30		3.09	2.48	0.40	1.68	2.11
Net increase in net assets resulting from operations	2.29		3.11	2.51	0.43	1.68	2.09
Dividends and distributions to shareholders from:
Net investment income	—		(0.02)	(0.04)	—	—	—
Net realized capital gains	—		(1.25)	(0.20)	(0.06)	— (2)	—	(2)
Total dividends and distributions to shareholders	—		(1.27)	(0.24)	(0.06)	—	—
Redemption fees	—	(2)	— (2)	0.01	0.01	0.01	0.01
Net asset value, end of period	$ 20.58		$ 18.29	$ 16.45	$ 14.17	$ 13.79	$12.10
Total investment return(3)	12.52%		19.17%	17.84%	3.19%	13.97%	21.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$627,130		$376,718	$252,108	$294,408	$215,387	$5,168
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00%	1.00%	1.00%	1.00	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.16	%(4)	1.25%	1.27%	1.26%	1.44%	8.23	%(4)
Ratio of net investment income/(loss) to average net assets	(0.10	)%(4)	0.10%	0.17%	0.24%	(0.01)%	(0.27	)%(4)
Portfolio turnover rate	5.17	%(6)	33.44%	39.52%	51.04%	35.48%	25.55	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the relevant period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

15

POLEN GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Investor Class Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period December 30, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$ 18.14	$ 16.35	$ 14.09	$ 13.74	$ 12.09	$11.44
Net investment loss(1)	(0.03)	(0.02)	(0.01)	— (2)	(0.03)	(0.02)
Net realized and unrealized gain on investments	2.27	3.06	2.47	0.40	1.67	0.66
Net increase in net assets resulting from operations	2.24	3.04	2.46	0.40	1.64	0.64
Dividends and distributions to shareholders from:
Net investment income	—	—	(0.01)	—	—	—
Net realized capital gains	—	(1.25)	(0.20)	(0.06)	— (2)	—
Total dividends and distributions to shareholders	—	(1.25)	(0.21)	(0.06)	—	—
Redemption fees	—(2)	— (2)	0.01	0.01	0.01	0.01
Net asset value, end of period	$ 20.38	$ 18.14	$ 16.35	$ 14.09	$ 13.74	$12.09
Total investment return(3)	12.35%	18.87%	17.59%	2.98%	13.65%	5.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$87,817	$29,545	$79,433	$100,859	$101,396	$7,133
Ratio of expenses to average net assets	1.25%(4)	1.25%	1.25%	1.25%	1.25%	1.25%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.42%(4)	1.50%	1.52%	1.51%	1.74%	6.35%(4)
Ratio of net investment loss to average net assets	(0.36)%(4)	(0.14)%	(0.08)%	(0.01)%	(0.26)%	(0.50)%(	4)
Portfolio turnover rate	5.17%(6)	33.44%	39.52%	51.04%	35.48%	22.55%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the relevant period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

16

POLEN GLOBAL GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each Institutional Class Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2015 (Unaudited)	For the Period December 30, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$10.29	$10.00

Net investment income/(loss)(1)	(0.02)	0.02
Net realized and unrealized gain on investments	0.66	0.27
Net increase in net assets resulting from operations	0.64	0.29
Dividends and distributions to shareholders from:
Net investment income	—	—
Redemption fees	—	—
Net asset value, end of period	$10.93	$10.29
Total investment return(2)	6.22%	2.90%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$8,704	$3,076
Ratio of expenses to average net assets(3)	1.10%	1.10%
Ratio of expenses to average net assets without waivers and expense reimbursements(3)(4)	4.71%	9.78%
Ratio of net investment income/(loss) to average net assets(3)	(0.29)%	0.47%
Portfolio turnover rate	9.74%(5)	—

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

17

POLEN GLOBAL GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Investor Class Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Investor Class
For the Period July 6, 2015* to October 31, 2015 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.32

Net investment loss(1)	(0.02)
Net realized and unrealized gain on investments	0.61
Net increase in net assets resulting from operations	0.59
Dividends and distributions to shareholders from:
Net investment income	—
Net asset value, end of period	$10.91
Total investment return(2)	5.72%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$ 153
Ratio of expenses to average net assets	1.35%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	4.73%(3)
Ratio of net investment loss to average net assets	(0.52)%(3)
Portfolio turnover rate	9.74%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

18

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The Polen Growth Fund and the Polen Global Growth Fund (the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 15, 2010 and December 30, 2014, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds offer two separate classes of shares, Investor Class and Institutional Class.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation  —  The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements  —  The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 —	quoted prices in active markets for identical securities;

19

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2015

(Unaudited)

●	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Investments in Securities*	$685,330,973	$685,330,973	$—	$—

Polen Global Growth Fund
Australia	$180,001	$—	$180,001	$—
Cayman Islands	447,322	198,510	248,812	—
China	194,406	194,406	—	—
Denmark	154,009	154,009	—	—
Hong Kong	291,994	—	291,994	—
Ireland	324,816	324,816	—	—
Israel	221,014	221,014	—	—

20

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2015

(Unaudited)

	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Global Growth Fund
(Continued)
Switzerland	$577,608	$—	$577,608	$—
United Kingdom	436,612	—	436,612	—
United States	4,728,483	4,728,483	—	—

Total	$7,556,265	$5,821,238	$1,735,027	$—

*  Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

21

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2015

(Unaudited)

For the period ended October 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates  —  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses  —  Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class of each Fund based upon the relative daily net assets of each class of each Fund. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Foreign Currency Translation  —  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders  —  Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

22

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2015

(Unaudited)

U.S. Tax Status  —  No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other  —  In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk  —  The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds is determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

Foreign Securities Market Risk  —  Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

2. Transactions with Affiliates and Related Parties

Polen Capital Management, LLC (“PCM” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% and 0.85% of the average daily net assets of the Polen Growth Fund and the Polen Global Growth Fund, respectively. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the

23

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2015

(Unaudited)

Funds’ total operating expenses (excluding taxes, any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions) do not exceed (on an annual basis) 1.00% of the Polen Growth Fund’s and 1.10% of the Polen Global Growth Fund’s, average daily net assets (the “Expense Limitations”). The Expense Limitations will remain in place until August 31, 2016 with respect to the Polen Growth Fund and August 31, 2018 with respect to the Polen Global Growth Fund, unless the Board of Trustees approves its earlier termination. With regard to the Polen Global Growth Fund, the Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2015, the amount of potential recovery was as follows:

	Expiration
	04/30/2018	04/30/2019

Polen Global Growth Fund	$80,469	$98,356

 For the period ended October 31, 2015, the Adviser waived fees of $394,079 and $98,356 for the Polen Growth Fund and Polen Global Growth Fund, respectively.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Investor Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Funds’ Investor Shares.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per

24

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2015

(Unaudited)

meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Funds during the six months ended October 31, 2015 was $11,339 and $1,977 for the Polen Growth Fund and Polen Global Growth Fund, respectively. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Funds or the Trust.

3. Investment in Securities

For the period ended October 31, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Polen Growth Fund	$259,558,671	$24,421,811
Polen Global Growth Fund	$4,731,226	$461,722

4. Capital Share Transactions

For the six months period ended October 31, 2015 and the period ended April 30, 2015, transactions in capital shares (authorized shares unlimited) were as follows:

	Polen Growth Fund
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015
	Shares	Amount	Shares	Amount
Institutional Class
Sales	12,193,031	$236,546,232	8,166,603	$141,505,419
Reinvestments	—	—	1,202,308	21,136,582
Redemption Fees*	—	12,145	—	13,873
Redemptions	(2,316,669)	(44,434,144)	(4,099,281)	(71,472,126)

Net increase	9,876,362	$192,124,233	5,269,630	$91,183,748

Investor Class
Sales	3,239,093	$61,605,028	200,075	$3,427,055
Reinvestments	—	—	116,473	2,032,445
Redemption Fees*	—	1,294	—	1,657
Redemptions	(559,023)	(10,540,137)	(3,547,006)	(59,840,261)

Net increase/(decrease)	2,680,070	$51,066,185	(3,230,458)	$(54,379,104)

Total net increase	12,556,432	$243,190,418	2,039,172	$36,804,644

25

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2015

(Unaudited)

	Polen Global Growth Fund**
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Period Ended April 30, 2015
	Shares	Amount	Shares	Amount
Institutional Class
Sales	500,193	$5,151,239	298,890	$2,990,783
Reinvestments	—	—	—	—
Redemptions	(2,564)	(26,293)	—	—

Net increase	497,629	$5,124,946	298,890	$2,990,783

Investor Class
Sales	14,004	$145,386	—	$—
Reinvestments	—	—	—	—
Redemptions	—	—	—	—

Net increase	14,004	$145,386	—	$—

Total net increase	511,633	$5,270,332	298,890	$2,990,783

*

There is a 2.00% redemption fee that may be charged on shares redeemed within the first 60 days of their acquisition. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

**	The Polen Global Growth Fund commenced operations on December 30, 2014.

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2015, the tax character of distributions paid by the Polen Growth Fund was $3,659,972 of ordinary income dividends and long-term capital gains of $21,343,753. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes. There were no distributions paid by the Polen Global Growth Fund.

26

POLEN GROWTH FUNDS

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

As of April 30, 2015 the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation
Polen Growth Fund	$—	$ —	$27,328,520	$104,999,226
Polen Global Growth Fund	$—	$8,499	$ —	$ 81,368

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Polen Growth Fund	$517,810,770	$170,102,078	$(2,581,875)	$167,520,203
Polen Global Growth Fund	6,859,488	757,521	(60,744)	696,777

 Accumulated capital losses represent net capital loss carryforwards as of April 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2015, the funds did not have any capital loss carryforwards.

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

27

POLEN GROWTH FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on September 21-22, 2015 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement (“Agreement”) between Polen Capital Management, LLC (the “Adviser” or “Polen”) and the Trust on behalf of the Polen Growth Fund (the “Fund”) for an additional one year period. In determining whether to continue the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, (x) compliance with the Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with portfolio managers at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel

28

POLEN GROWTH FUNDS

Other Information (Continued)

(Unaudited)

with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. At the Meeting, the Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from Polen attended the meeting telephonically and discussed Polen’s history, performance and investment strategy in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Trustees considered the investment performance of the Fund and the Adviser. The Trustees reviewed the historical performance charts for the year to date, one year, two year, three year and since inception periods ended June 30, 2015 for (i) the Investor Class and Institutional Class shares of the Fund; (ii) the Russell 1000 Growth Index; (iii) the S&P 500 Index and (iv) the Lipper Large Cap Growth Fund category, the Fund’s applicable Lipper peer group. The Trustees also received performance information for the Fund’s Institutional Class shares as compared to the Fund’s comparable separately managed account composite (gross of fees) for the one year and three year periods ended June 30, 2015. The Trustees noted that both the Institutional Class shares and Investor Class shares of the Fund had outperformed each of the Russell 1000 Growth Index, the S&P 500 Index and the median of the Lipper Large Cap Growth Fund category for the year-to date, one year and two year periods ended June 30, 2015 and had underperformed for the three year period ended June 30, 2015. The Trustees further noted that the Investor Class shares of the Fund had underperformed the Russell 1000 Growth Index and the S&P 500 Index and outperformed the median of the Lipper Large Cap Growth Fund category for the since inception period as of June 30, 2015. The Trustees also noted that the Institutional Class shares of the Fund had underperformed the Russell 1000 Growth Index and outperformed the S&P 500 Index and the median of the Lipper Large Cap Growth Fund category for the since inception period as of June 30, 2015. With respect to the Fund’s comparable separately managed account composite, the Trustees noted that the Fund’s Institutional Class shares underperformed the gross returns of the composite for the one year and three year periods ended June 30, 2015. The Trustees concluded that the performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees considered the fees that the Adviser charges to its separately managed accounts, and evaluated the explanations provided by the Adviser as to differences in fees charged to the Fund and such accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus other similarly managed funds. The Trustees noted that the net total expense ratio and gross advisory fee of the Fund’s Institutional Class and Investor Class shares were higher than the median of the net total expense ratio and gross advisory fee of funds with similar share classes in the Lipper Large Cap Growth Fund category with $500 million or less in assets. The Trustees concluded that the advisory fee and services provided by the Adviser are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting.

29

POLEN GROWTH FUNDS

Other Information (Continued)

(Unaudited)

The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures and reports regarding the Adviser’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry norms and that the Fund is likely to benefit from the continued receipt of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Fund, as well as its profitability. The Trustees were provided with the Adviser’s audited financial statements for the years ended December 31, 2014 and December 31, 2013. The Trustees noted that the Adviser’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund specifically. The Trustees concluded that the Adviser’s contractual advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund was reasonable, taking into account the quality of services provided by the Adviser and the current size and projected growth of the Fund during the renewal term.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave

30

POLEN GROWTH FUNDS

Other Information (Concluded)

(Unaudited)

varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one year period.

31

Investment Adviser

Polen Capital Management, LLC

1825 NW Corporate Blvd.

Suite 300

Boca Raton, FL 33431

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

POL-1015

Polen Growth Fund

Polen Global Growth

Fund

of

FundVantage Trust

Institutional Class

Investor Class

SEMI-ANNUAL

REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Polen Growth Fund and the Polen Global Growth Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Polen Growth Fund and the Polen Global Growth Fund.

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report

October 31, 2015

(Unaudited)

Dear Fellow Shareholder:

It has been a volatile six months for the stock market and a disappointing one for the Private Capital Management Value Fund (the “Fund”). For the six months ended October 31, 2015, Class I shares (VFPIX) returns were -9.12% compared the S&P 500 Index’s 0.77% and the Russell 2000 Index’s -4.12%. After a strong start for the first six months of fiscal 2015, the Fund’s portfolio experienced a number of headwinds that pressured stock prices in our portfolio. This letter sets forth our view of what is going on broadly with the stock market, and then addresses specifically what impacted the Fund’s results most significantly.

Financial markets were particularly volatile during the fiscal third quarter. By way of reference, the Dow Jones Industrial Average declined by more than 16% from its peak in May to its trough in late August. Broadly speaking, the two most significant factors causing investors to take flight were concerns over the depth and breadth of the increasingly apparent slowdown in China’s economy – brought into stark relief by a rather stunning decline in its stock market – juxtaposed against anticipation and/or concern that the Federal Reserve imminently would begin raising interest rates.

Most market participants are loath to see an end of the era of zero interest rates. Some of this concern is quite simplistic, translating into little more than the old saw that one should not “fight the Fed” when owning equities. More nuanced fears perhaps are founded in the worldwide deflation in commodity prices, which some see as the harbinger of a global recession. Investors are concerned that the Fed might act myopically, too focused on comparatively strong U.S. growth and relatively low unemployment to properly consider the possibility of a global economic slowdown. The concomitant worry was that an already strong dollar would continue appreciating, which diminishes the competitiveness of American products overseas and further reduces the value of foreign revenue and earnings.

We now know that the Fed demurred on the rate increase, specifically citing concern for the global economy, while pushing the earliest “lift-off” date into December. Meanwhile the Chinese stock market stabilized as investors deduced that while real, China’s economic slowdown was more likely than not a reset to a lower growth rate – think 4% to 6% rather than the prior government target of 7.5%. Such a slowdown would be disappointing by recent Chinese standards but hardly suggestive of the imminent arrival of the Four Horsemen of the Apocalypse.

We continue to believe that the “tightening” regime envisioned by the Fed is financially inconsequential to equities, psychologically important to investors and economically inimical to bonds. Said another way, to our way of thinking:

●  A 1% short-rate (which is likely more than a year away) has virtually no effect on the discretionary cash flow value (DCF) of a business asset. From the standpoint of a private equity investor contemplating the purchase of an entire company, we believe the Fed’s tightening cycle presents far more opportunity than threat.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2015

(Unaudited)

●  We nevertheless expect that the process of raising rates will continue to engender concern among equity investors, particularly given economic uncertainty in Asia and significant developing economies such as Brazil.

●  In the short run, it is unclear how long-term rates will respond to Fed policy. Worldwide economic sluggishness/choppiness, aided by weak commodity prices, suggests benign input-cost inflation. If the Fed is deemed to be “prudent” with its pace of tightening, we expect long-bonds could do OK for a while. The short end of the yield curve, however, should reprice down significantly.

We anticipated much of the above when we raised cash and pruned the Fund portfolio’s multinational exposure about a year ago. It is therefore intensely frustrating to have foreseen the storyline relatively well, but underperformed our expectations so significantly. This remains a very humbling business.

From a stock-specific standpoint, the most significant negative contributors over the past six months were dispersed broadly. Within technology, Quantum has been a long-term disappointment. Simply put, Quantum can be described as a tale of two businesses: a declining tape storage business and a very rapidly growing Scale-Out Storage business. Management is tasked with running the former to maximize cash flow which is redeployed into the latter in furtherance of its growth. Our investment case is predicated on the growth of Scale-Out, forecast publicly by the company to be around 50% this year, to overcome the decline in tape. This outcome, in our opinion, would change the overall corporate revenue trajectory and equity valuation substantially. We did not expect that tape storage would experience the sharp leg down that it did in the June quarter. While Scale-Out continued its growth trajectory, overall corporate results were quite disappointing and the stock suffered accordingly. That said, we continue to believe that the long-term fundamentals for Scale-Out will transcend the near-term weakness in the company’s legacy data protection business.

Our experience with specialty chemical manufacturer Tronox can only be described as frustrating. When we identified the stock it was a vertically integrated producer of titanium dioxide (TiO2), a chemical with important commercial properties for customers seeking to create either opacity or bright white colorants (think paint). There is no good substitute for TiO2 and after years of market over-supply, the fundamental outlook for both pricing and volume was steadily improving. The “kicker” was a massive and uniquely valuable set of tax attributes. In short, the former corporate owner of Tronox had been found guilty of fraudulently conveying environmental liabilities to Tronox prior to spinning the company off to shareholders back in 2006. The government sued the successor parent company (Anadarko) and won a multi-billion dollar settlement. By a quirk in the legal process, the government received the money but Tronox received the tax-loss attributes, bringing its total potential tax asset to approximately $10 billion. This was a long and convoluted process and we were quite certain that we had an analytical edge in the analysis.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2015

(Unaudited)

Although Tronox is a North American producer, it now is apparent that we underestimated the degree by which the slowdown in China would cause TiO2 inventory to back-up into the rest of Asia, and eventually into Europe. A perfect storm ensued as a weak euro/strong dollar motivated the largest European manufacturer (Huntsman) to sell into the U.S. market at or near its cash breakeven point. The net result was a significant reversal in previously improving trends for TiO2. Further complicating the matter, earlier this year Tronox successfully completed a large acquisition that, in theory and in practice, has been meaningfully accretive to shareholder value. Although the acquired asset has performed well, the $1.6 billion transaction resulted in a substantial increase in the company’s financial leverage. While investors initially viewed the transaction positively – since it was significantly cash flow accretive and accelerated utilization of the company’s tax benefits – the current focus on China and uncertainty as to the length and depth of the renewed TiO2 down-cycle has resulted in heightened marketplace concern over the company’s debt load. The net result has been a precipitous decline in the stock price.

Much of the investment thesis for Tronox remains intact. Management is taking aggressive actions to reduce its corporate cost structure during the down cycle, which should result in significantly greater operating leverage when market conditions improve. We remain cognizant, however, that due to the aforementioned acquisition, the company’s capital structure is now heavily leveraged. However, there are no significant debt maturities until 2020, and the company continues to pay out over $110 million in annual dividends (which could be eliminated if necessary to conserve cash).

After a long period of sustained outperformance, our two large specialty pharmaceutical holdings, Allergan and Valeant Pharmaceuticals, were buffeted (the latter dramatically) by a number of investor concerns that began within a political context. Both companies have an extremely low tax rate: Allergan’s was facilitated through an inversion transaction with former PCM holding Warner Chilcott; Valeant is a Canadian corporation, with its positive tax attributes sustained by many elements of its organizational structure.

Within this context, the Allergan story is pretty easy. Unspecific – and to our mind unjustified – political noise caused the stock to decline significantly. It has, however, significantly recovered and the company has been reported to be in merger discussions with Pfizer. Unfortunately, the situation with Valeant has been far more difficult, distressing, and injurious to performance.

A complete explanation of what has transpired in Valeant would take longer than this letter allows but perhaps a recap of our experience with the company and some high-level thoughts can put our position in perspective. Back in 2010 we invested in a Canadian specialty pharmaceutical company called Biovail. The company had an important and valuable stable of neurological/psychotropic drugs. However, its stock was underfollowed and undervalued due to a controversial history, relatively modest new product

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2015

(Unaudited)

pipeline and Canadian domicile. We believed, correctly as it turned out, that the product portfolio was durable and mispriced and the Biovail’s tax structure was a potentially important strategic asset for an acquirer.

Biovail was subsequently acquired through a reverse stock-for-stock merger with Valeant. This marked our introduction to CEO Michael Pearson; we were given the opportunity to vet him and his strategy in detail. Ultimately we decided – in a move somewhat unusual for us – to remain invested in the successor company.

Pearson undertook an acquisition program that created vast shareholder value, almost in a straight line, for the next four years. During this advance, we managed the Fund’s exposure to the position by taking over three times our initial cost out of the portfolio. Even with these partial sales, Valeant remained a top five position for the Fund at the end of June.

Given our considerable history with the company, everything at Valeant appeared to be tracking according to plan – until, in rapid succession, the train was derailed. The bad news began when a prominent U.S. senator began questioning claimed abusive pharmaceutical price increases.

The issue of drug pricing – specifically how much of Valeant’s growth was coming from increases in unit volume versus pricing action – was one that we had carefully followed for years. It is important to note that drug pricing is complex and virtually all drug companies periodically engage in raising prices. Despite the depth of our analysis, and our conviction in the accuracy of our conclusions, we clearly underestimated the stock market consequence that would flow first from the political developments and then from one of the most shockingly effective bear raids that we have ever witnessed or endured.

Just as the drug pricing discussion was garnering further congressional interest, a website specializing in short-selling published an extraordinary attack on Valeant and its management. It alleged to have discovered a “smoking gun” and that Valeant was engaged in “Enron-like” accounting deceptions at a consolidated (but not owned) “specialty pharmacy” affiliate named Philidor. To make matters worse, the very existence of this method of drug distribution caught many investors unaware; ignorance begat fear which begat panic, all of which resulted in the collapse of Valeant’s stock to a level not seen since late 2013.

We have carefully analyzed the accusations relating to the structure and organizational processes of the Philidor relationship. To be absolutely clear, we can find no evidence of the “channel stuffing, Enron-esque” fraud that was alleged. Having disproved the most damning allegations, our work unfortunately did reveal an imperfect storyline that ultimately led to Valeant severing its ties with Philidor as a distributor of its products.

The closing of Philidor will impact Valeant’s results. The company is providing Philidor customers with products at nominal expense (and receiving no insurance reimbursement) until an alternative distribution channel can be put in place over the next quarter or two. That cost does not trouble us at all. Our great concern is with the knock-on scrutiny of all aspects of the Valeant’s business.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2015

(Unaudited)

While this situation has been painful, distressing and very disappointing, it is not our job to make ourselves feel better by eliminating the controversy and window dressing Valeant out of the portfolio. The company owns very valuable, long-duration assets that have not been permanently impaired – or even diminished – by the stupidity of recent events. We believe that CEO Michael Pearson either will be exonerated or replaced through a transparent and highly motivated investigation that includes independent directors.

We have written this extremely long letter for several reasons. First and foremost, we wanted to communicate transparently about our disappointing performance. As succinctly as possible, we wanted you to understand the details behind the largest drivers of our underperformance AND why we intend to stay the course. We trust our process and as an organization we have been through similar journeys before.

We are not arrogant about our insight, complacent about our conclusions or in any way sanguine about recent developments in the portfolio. We are, however, a research driven firm that must remain unemotional and measured in our management of your capital. Our job as value investors requires a contrarian bent and a strong stomach. While both have been tested in recent months, our empirical conclusion is that the positions we have discussed in this letter have experienced reversals in stock price far out of proportion to any softness in company specific fundamentals. As such, while very frustrated, we remain confident in the positioning of the Fund’s portfolio for long-term value creation.

We appreciate your continued support.

Private Capital Management

5

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2015

(Unaudited)

Mutual Fund investing involves risk and it is possible to lose money by investing in a fund. The Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a more diversified fund causing its value to fluctuate more widely. The Fund may engage in strategies that are considered risky or invest in stocks of companies that are undervalued which may cause greater volatility and less liquidity. The above commentary is for informational purposes only and investors should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. This report is not authorized for distribution unless preceded or accompanied by a current prospectus for the Private Capital Management Value Fund. The prospectus contains this and other important information about the Fund. Read it carefully before investing.

Shares of the Private Capital Management Value Fund are distributed by Foreside Funds Distributors LLC, not an adviser affiliate.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2015 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

6

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Class A Shares (with sales charge)	-13.80%	-7.01%	12.85%	10.24%	10.94%
Class A Shares (without sales charge)	-9.26%	-2.12%	14.80%	11.37%	12.06%
S&P 500® Index	0.77%	5.20%	16.20%	14.33%	14.59%*	*
Russell 2000® Index	-4.12%	0.34%	13.90%	12.06%	12.48%*	*

†	Not Annualized.

*	Class A Shares of the Private Capital Management Value Fund (the “Fund”) commenced operations on October 6, 2010.

**	Benchmark performance is from the commencement date of Class A Shares (October 6, 2010) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.00% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 568-1267. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Class A Shares total annual gross and net operating expense ratios are 1.70% and 1.25%, respectively, of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2015, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Private Capital Management, LLC (the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). This agreement will terminate on August 31, 2016, unless the Board of Trustees of FundVantage Trust approves an earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. Total return would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) and the Russell 2000® Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 2000® Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. It is impossible to invest directly in an index.

7

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report

Performance Data (Concluded)

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class I Shares*	-9.12%	-1.85%	15.10%	11.63%	4.99%
S&P 500® Index	0.77%	5.20%	16.20%	14.33%	7.85%
Russell 2000® Index	-4.12%	0.34%	13.90%	12.06%	7.47%

†	Not Annualized.

*

Performance shown for the period from October 31, 2005 to May 28, 2010 is the performance of a corporate defined contribution plan account (the “Predecessor Account”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations on May 28, 2010. Performance from May 28, 2010 to October 31, 2015 is from the performance of the Class I Shares. The Predecessor Account was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Predecessor Account had been registered under the 1940 Act, its performance may have been different.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 568-1267. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Class I Shares total annual gross and net operating expense ratios are 1.45% and 1.00%, respectively, of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2015, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Private Capital Management, LLC (the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). This agreement will terminate on August 31, 2016, unless the Board of Trustees of FundVantage Trust approves an earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. Total return would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) and the Russell 2000® Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 2000® Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. It is impossible to invest directly in an index.

8

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015, through October 31, 2015 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, and redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Fund Expense Disclosure (Concluded)

October 31, 2015

(Unaudited)

	Private Capital Management Value Fund
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period*
Class A
Actual	$1,000.00	$907.40	$5.99
Hypothetical (5% return before expenses)	1,000.00	1,018.85	6.34
Class I
Actual	$1,000.00	$908.80	$4.80
Hypothetical (5% return before expenses)	1,000.00	1,020.11	5.08

*

Expenses are equal to an annualized expenses ratio for the six-month period ended October 31, 2015 of 1.25% and 1.00% for Class A and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line in each table are based on the actual six month total return for the Fund of -9.26% and -9.12% for Class A and Class I Shares, respectively.

10

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Consumer Discretionary	27.2%	$21,628,089
Health Care	13.2	10,524,534
Financials	12.9	10,282,057
Information Technology	12.9	10,261,368
Materials	7.2	5,747,801
Industrials	5.7	4,511,064
Utilities	2.9	2,309,481
Consumer Staples	2.2	1,744,448
Energy	1.9	1,510,628
Other Assets in Excess of Liabilities	13.9	11,103,805

NET ASSETS	100.0%	$79,623,275

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

11

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 86.1%
Consumer Discretionary — 27.2%
Advance Auto Parts, Inc.	10,975	$2,177,769
American Public Education, Inc.*	67,297	1,462,364
Ascena Retail Group, Inc.*	169,850	2,262,402
Cabela’s, Inc.*	36,120	1,414,820
Carrols Restaurant Group, Inc.*	210,300	2,473,128
Fiesta Restaurant Group, Inc.*	30,745	1,087,143
Fogo De Chao, Inc.*	78,820	1,190,182
Gildan Activewear, Inc. (Canada)	51,350	1,475,286
GNC Holdings, Inc., Class A	32,175	957,206
Jamba, Inc.*	120,713	1,599,447
Rent-A-Center, Inc.	60,000	1,103,400
Stoneridge, Inc.*	142,717	1,811,079
Visteon Corp.*	23,965	2,613,863

		21,628,089

Consumer Staples — 2.2%
SpartanNash Co.	62,525	1,744,448

Energy — 1.9%
Golar LNG, Ltd. (Bermuda)	25,200	731,052
Noble Corp. PLC (United Kingdom)	57,875	779,576

		1,510,628

Financials — 12.9%
Anchor Bancorp Wisconsin, Inc.*	21,000	861,420
Charter Financial Corp.	56,000	733,600
INTL FCStone, Inc.*	76,583	2,449,890
Northrim BanCorp, Inc.	29,700	820,314

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financials — (Continued)
Oppenheimer Holdings, Inc., Class A	60,734	$1,114,469
Raymond James Financial, Inc.	19,600	1,080,156
State Bank Financial Corp.	34,000	727,600
Suffolk Bancorp	16,500	493,185
Synovus Financial Corp.	24,014	759,563
Valley National Bancorp	65,059	683,120
Willis Group Holdings PLC (Ireland)	12,525	558,740

		10,282,057

Health Care — 13.2%
Alere, Inc.*	51,750	2,386,710
Allergan PLC (Ireland)*	9,512	2,934,167
Universal Health Services, Inc., Class B	13,900	1,697,051
Valeant Pharmaceuticals International, Inc. (Canada)*	20,250	1,898,842
Zimmer Holdings, Inc.	15,375	1,607,764

		10,524,534

Industrials — 5.7%
Aerojet Rocketdyne Holdings, Inc.*	62,450	1,057,903
Air Transport Services Group, Inc.*	125,900	1,232,561
MSA Safety, Inc.	13,575	590,241
Progressive Waste Solutions Ltd. (Canada)	56,005	1,346,920
Triumph Group, Inc.	6,085	283,439

		4,511,064

Information Technology — 12.9%
ACI Worldwide, Inc.*	53,000	1,269,350

The accompanying notes are an integral part of the financial statements.

12

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Information Technology — (Continued)
CA, Inc.	48,732	$1,350,364
Electro Rent Corp.	54,880	569,654
Everi Holdings, Inc.*	89,671	419,660
Imation Corp.*	184,640	372,973
Mentor Graphics Corp.	59,495	1,618,264
Quantum Corp.*	1,489,078	1,250,826
QuinStreet, Inc.*	309,174	1,715,916
VASCO Data Security International, Inc.*	89,130	1,694,361

		10,261,368

Materials — 7.2%
Celanese Corp.	16,525	1,174,101
Pope Resources LP	12,100	739,310
Real Industry, Inc.*	224,200	2,129,900
Tronox Ltd., Class A (Australia)	274,475	1,704,490

		5,747,801

Utilities — 2.9%
National Fuel Gas Co.	43,965	2,309,481

TOTAL COMMON STOCKS (Cost $53,848,847)		68,519,470

Value

TOTAL INVESTMENTS - 86.1% (Cost $53,848,847)	$68,519,470
OTHER ASSETS IN EXCESS OF LIABILITIES - 13.9%	11,103,805

NET ASSETS - 100.0%	$79,623,275

* Non-income producing.

PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

13

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Assets and Liabilities

October 31, 2015

(Unaudited)

Assets
Investments, at value (Cost $53,848,847)	$68,519,470
Cash	10,633,079
Receivable for investments sold	837,831
Receivable for capital shares sold	129,016
Dividends and interest receivable	13,639
Prepaid expenses and other assets	27,091

Total assets	80,160,126

Liabilities
Payable for investments purchased	384,563
Payable to Investment Adviser	41,667
Payable for transfer agent fees	30,787
Payable for capital shares redeemed	30,598
Payable for administration and accounting fees	13,570
Payable for custodian fees	2,180
Accrued expenses	33,486

Total liabilities	536,851

Net Assets	$79,623,275

Net Assets Consisted of:
Capital Stock, $0.01 par value	$50,969
Paid-in capital	62,224,691
Accumulated net investment income	88,895
Accumulated net realized gain from investments	2,588,097
Net unrealized appreciation on investments	14,670,623

Net Assets	$79,623,275

Class A:
Net asset value and redemption price per share ($8,569,917 / 553,329 shares)	$15.49

Maximum offering price per share (100/95 of $15.49)	$16.30

Class I:
Net asset value, offering and redemption price per share ($71,053,358 / 4,543,570 shares)	$15.64

The accompanying notes are an integral part of the financial statements.

14

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

Investment Income
Dividends	$343,761
Less: foreign taxes withheld	(1,637)

Total investment income	342,124

Expenses
Advisory fees (Note 2)	363,534
Transfer agent fees (Note 2)	43,173
Administration and accounting fees (Note 2)	35,721
Legal fees	19,540
Printing and shareholder reporting fees	15,215
Audit fees	13,710
Distribution fees (Class A) (Note 2)	10,876
Trustees’ and officers’ fees (Note 2)	10,482
Custodian fees (Note 2)	8,072
Registration and filing fees	6,589
Other expenses	7,047

Total expenses before waivers and reimbursements	533,959

Less: waivers (Note 2)	(119,156)

Net expenses after waivers	414,803

Net investment loss	(72,679)

Net realized and unrealized loss from investments:
Net realized loss from investments	(1,834,072)
Net change in unrealized appreciation/(depreciation) on investments	(6,047,416)

Net realized and unrealized loss on investments	(7,881,488)

Net decrease in net assets resulting from operations	$(7,954,167)

The accompanying notes are an integral part of the financial statements.

15

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(72,679)	$15,005
Net realized gain/(loss) from investments	(1,834,072)	7,444,070
Net change in unrealized appreciation/(depreciation) on investments	(6,047,416)	3,277,028

Net increase/(decrease) in net assets resulting from operations	(7,954,167)	10,736,103

Less Dividends and Distributions to Shareholders from:
Net realized capital gains:
Class A	—	(260,620)
Class I	—	(3,069,861)

Total net realized capital gains	—	(3,330,481)

Net decrease in net assets from dividends and distributions to shareholders	—	(3,330,481)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	16,465,561	8,093,941

Total increase in net assets	8,511,394	15,499,563

Net assets
Beginning of period	71,111,881	55,612,318

End of period	$79,623,275	$71,111,881

Accumulated net investment income, end of period	$88,894	$161,574

The accompanying notes are an integral part of the financial statements.

16

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012		For the Period October 6, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$17.07		$15.16	$13.60	$12.12	$12.61		$10.10

Net investment income/(loss)(1)	(0.03)		(0.03)	(0.02)	0.07	(0.03)		(0.04)
Net realized and unrealized gain/(loss) on investments	(1.55)		2.88	2.45	1.48	(0.16)		2.57

Net increase/(decrease) in net assets resulting from operations	(1.58)		2.85	2.43	1.55	(0.19)		2.53

Dividends and distributions to shareholders from:
Net investment income	—		—	—	(0.07)	—		(0.02)
Net realized capital gains	—		(0.94)	(0.87)	—	(0.30)		—

Total dividends and distributions to shareholders	—		(0.94)	(0.87)	(0.07)	(0.30)		(0.02)

Redemption fees	—	(2)	—	— (2)	—	—	(2)	—

Net asset value, end of period	$15.49		$17.07	$15.16	$13.60	$12.12		$12.61

Total investment return(3)	(9.26)%		19.11%	18.04%	12.92%	(1.16)%		25.08%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$8,570		$8,042	$7,643	$4,921	$2,922		$1,162
Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25%	1.25%	1.25%		1.25	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.54	%(4)	1.69%	1.74%	1.88%	1.93%		2.02	%(4)
Ratio of net investment income/(loss) to average net assets	(0.40	)%(4)	(0.20)%	(0.15)%	0.62%	(0.26)%		(0.59	)%(4)
Portfolio turnover rate	8.23	%(6)	31.11%	19.69%	11.81%	18.19	%(7)	21.71	%(6)(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.00%. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Portfolio turnover rate excludes securities received from processing subscription-in-kind.

The accompanying notes are an integral part of the financial statements.

17

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012		For the Period May 28, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$17.21		$15.24	$13.64	$12.15	$12.61		$10.00

Net investment income/(loss)(1)	(0.01)		0.01	0.02	0.10	—	(2)	—	(2)
Net realized and unrealized gain/(loss) on investments	(1.56)		2.90	2.45	1.49	(0.16)		2.64

Net increase/(decrease) in net assets resulting from operations	(1.57)		2.91	2.47	1.59	(0.16)		2.64

Dividends and distributions to shareholders from:
Net investment income	—		—	—	(0.10)	—	(2)	(0.03)
Net realized capital gains	—		(0.94)	(0.87)	—	(0.30)		—

Total dividends and distributions to shareholders	—		(0.94)	(0.87)	(0.10)	(0.30)		(0.03)

Redemption fees	—	(2)	—	— (2)	—	—	(2)	—

Net asset value, end of period	$15.64		$17.21	$15.24	$13.64	$12.15		$12.61

Total investment return(3)	(9.12)%		19.41%	18.29%	13.21%	(0.91)%		26.39	%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$71,053		$63,069	$47,969	$40,765	$43,024		$43,914
Ratio of expenses to average net assets	1.00	%(5)	1.00%	1.00%	1.00%	1.00%		1.00	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	1.30	%(5)	1.45%	1.49%	1.62%	1.67%		1.84	%(5)
Ratio of net investment income/(loss) to average net assets	(0.15	)%(5)	0.05%	0.10%	0.86%	(0.01)%		—	%(5)(7)
Portfolio turnover rate	8.23	%(8)	31.11%	19.69%	11.81%	18.19	%(9)	21.71	%(8)(9)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Total investment return represents performance for Class I Shares since its commencement of operations on May 28, 2010, and does not include performance of the Predecessor Account.
(5)	Annualized.
(6)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Amount is less than 0.005%.
(8)	Not annualized.
(9)	Portfolio turnover rate excludes securities received from processing subscription-in-kind.

The accompanying notes are an integral part of the financial statements.

18

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The Private Capital Management Value Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 28, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C, Class I and Class R Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $750,000 or more of Class A Shares (and therefore no initial sales charge was paid) and shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $750,000 or more where a selling broker-dealer did not receive a commission. As of October 31, 2015, Class C and Class R Shares had not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation  —   The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

19

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Fair Value Measurements  —  The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities*	$68,519,470	$68,519,470	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported

20

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2015, there were no transfers between Levels 1, 2 and 3.

Use of Estimates  —  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses  —  Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders  —  Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

21

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

U.S. Tax Status  —  No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other  —  In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk  —  The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

2. Transactions with Affiliates and Related Parties

Private Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2016, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

22

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

As of October 31, 2015, the amount of potential recovery was as follows:

Expiration
4/30/2016	4/30/2017	4/30/2018	4/30/2019
$271,563	$266,144	$273,334	$119,156

For the six months ended October 31, 2015, the Adviser earned fees of $363,534, and waived fees of $119,156. As of October 31, 2015, investment advisory fees payable to the Adviser were $41,667.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2015 was $3,479. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

23

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$20,627,306	$5,429,909

4. Capital Share Transactions

For the six months ended October 31, 2015 and the year ended April 30, 2015, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015
	Shares	Amount	Shares	Amount

Class A
Sales	101,819	$1,701,762	253,507	$4,121,934
Reinvestments	—	—	15,985	258,803
Redemption Fees*	—	130	—	—
Redemptions	(19,678)	(332,258)	(302,533)	(4,852,369)

Net increase/(decrease)	82,141	$1,369,634	(33,041)	$(471,632)

Class I
Sales	1,090,887	$18,618,138	977,060	$16,001,028
Reinvestments	—	—	175,840	2,867,941
Redemption Fees*	—	1,030	—	—
Redemptions	(211,518)	(3,523,241)	(636,096)	(10,303,396)

Net increase	879,369	$15,095,927	516,804	$8,565,573

Total net increase	961,510	$16,465,561	483,763	$8,093,941

*

There is a 2.00% redemption fee that may be charged on shares redeemed within the first 30 days of their acquisition. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based

24

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2015, the tax character of distributions paid by the Fund was $3,330,481 of long-term capital gains dividends. For the year ended April 30, 2014, the tax character of distributions paid by the Fund was $3,044,303 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
$ —	$14,170	$4,784,147	$20,503,465	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

At October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$53,848,847

Gross unrealized appreciation	$18,828,680
Gross unrealized depreciation	(4,158,057)

Net unrealized appreciation	$14,670,623

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2015, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2015. For the year ended April 30, 2015, the Fund had no capital loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2015, the Fund did not have any capital loss carryforwards.

25

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

26

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 568-1267 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on June 23-24, 2015, the Board of Trustees ( “Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Private Capital Management, LLC (the “Adviser” or “PCM”) and the Trust on behalf of the Private Capital Management Value Fund (the “Fund”) (“Agreement”). In determining whether to continue the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the Fund, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, and (x) compliance with the Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees also noted that they had previously received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

27

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information (Continued)

(Unaudited)

Representatives from PCM attended the meeting in person and discussed PCM’s history, performance and investment strategy in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Board considered the overall investment performance of the Fund and the Adviser. The Trustees reviewed the historical performance charts for the calendar year-to-date, one year, two year, three year and since inception periods ended March 31, 2015 for (i) the Fund’s Class A and Class I shares; (ii) the Russell 2000 Index; (iii) the S&P 500 Index; and (iv) the Lipper Mid-Cap Core Fund category, the Fund’s applicable Lipper peer group. The Trustees noted that the Fund’s Class A and Class I shares outperformed the S&P 500 Index for the year to date, one year and two year periods ended March 31, 2015 and underperformed for the three year and since inception periods. The Trustees noted that the Fund’s Class A shares outperformed the Russell 2000 Index for the one year, two year and since inception periods ended March 31, 2015 and underperformed for the year to date and three year periods. The Trustees noted that the Fund’s Class I shares outperformed the Russell 2000 Index for the one year and two year periods ended March 31, 2015 and underperformed for the year to date, three year and since inception periods. The Trustees further noted that the Fund’s Class A and Class I shares outperformed the median of the Lipper peer group for the one year and two year periods ended March 31, 2015 and underperformed for the year to date and three year periods. On a since inception basis through March 31, 2015, the Funds’ Class A shares outperformed the median of the Lipper peer group and the Fund’s Class I shares underperformed the median of the Lipper peer group, due in part to the differing inception dates of the Fund’s share classes.

The Trustees also reviewed the historical performance information for the one year, three year, five year, ten year and since inception periods ended April 30, 2015 for (i) the Fund’s Class I shares, including the performance of a corporate defined contribution plan, which transferred its assets to the Fund in connection with the Fund’s commencement of operations on May 28, 2010 (“Fund and Predecessor Account”); (ii) the Russell 2000 Index; (iii) the S&P 500 Index and (iv) the Adviser’s Value Equity Commission composite for its separately managed accounts business (“Composite”). The Trustees noted that the Fund and Predecessor Account outperformed the S&P 500 Index for the one year, three year and since inception periods ended April 30, 2015 and underperformed for the five year and ten year periods. They further noted that the Fund and Predecessor Account outperformed the Russell 2000 Index for the one year, three year, five year and since inception periods ended April 30, 2015, and underperformed for the ten year period. The Trustees noted that the Fund and Predecessor Account outperformed the Composite for the three year, five year and ten year periods ended April 30, 2015, and underperformed for the one year and since inception periods. The Trustees considered the short-term and long-term performance of the Fund. The Trustees took note of the various periods where the Fund outperformed, underperformed or performed in line with its respective Lipper peer group and benchmark. They concluded that the performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies as measured by the information provided at the Meeting.

28

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information (Continued)

(Unaudited)

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees considered the fees that the Adviser charges to its separately managed accounts, and evaluated the explanations provided by the Adviser as to differences in fees charged to the Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus other similarly managed funds. The Trustees noted that the gross advisory fee of the Fund’s Class A shares and Class I shares were higher than the median of the gross advisory fees of funds with similar share classes in the Lipper Mid-Cap Core category with $250 million or less in assets. They further noted that the net total expense ratios of the Fund’s Class shares and Class I shares were lower than the median of the net total expenses ratios of funds with similar share classes in the same categories. The Trustees concluded that the advisory fees and services provided by the Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting.

The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures and reports regarding the Adviser’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry norms and that the Fund is likely to benefit from the continued receipt of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Fund, as well as the Adviser’s profitability. The Trustees were provided with the most recent statement of financial condition (i.e., balance sheet) and statement of operations and change in member equity for the Adviser for the year ended December 31, 2014. The Trustees noted that the Adviser’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund specifically. The Trustees concluded that the Adviser’s contractual advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the Fund.

29

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information (Concluded)

(Unaudited)

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders, but that the advisory fee did not currently include breakpoint reductions as asset levels increased.

At this time, the Trustees determined to approve the continuation of the Agreement for an additional one year period. In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one year period.

30

Investment Adviser

Private Capital Management, LLC

8889 Pelican Bay Boulevard

Suite 500

Naples, FL 34108

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PRI-1015

PRIVATE CAPITAL

MANAGEMENT VALUE

FUND

of

FundVantage Trust

Class A

Class I

SEMI-ANNUAL

REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Private Capital Management Value Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Private Capital Management Value Fund.

QUALITY DIVIDEND FUND

Semi-Annual Investment Adviser’s Report

October 31, 2015

(Unaudited)

Dear Shareholder,

During the six-month period ended October 31, 2015, the Quality Dividend Fund (the “Fund”) Class A Shares (without the sales charge) were down 4.13%, compared to a 0.77% increase for the Standard & Poor’s 500® Index (“S&P 500”). Since inception on September 30, 2013, the Fund’s Class A Shares (without the sales charge) have risen at an annualized rate of 7.80% versus 13.00% for the S&P 500. Weakness in energy and concerns about the possibility of the Fed beginning to raise short-term lending rates have been headwinds in 2015. This was especially evident in our investment in Master Limited Partnerships (MLP’s), which suffered sharp declines related both to concerns over rising interest rates and the struggling price of oil. Real Estate Investment Trust (REITs) also experienced declines amid Fed-related concerns. Exposure to MLP’s and REIT’s combined accounted for 25% of the portfolio for much of the past 6 months. The Fund carried a market weight in Energy, which also weighed on price returns.

While the impact of these forces can be difficult for short-term price performance, our focus remains on Fund holdings achieving the objectives of maintaining and growing an attractive level of income. As of October 31, 2015, the average yield of the Fund’s holdings was 4.3%, and 23 of the 26 holdings had announced dividend increases for the year, with the increases averaging 7.2%.

Changes

There have been 6 changes to the Fund in the last 6 months. The changes had the objectives of reducing exposure to areas of risk and upgrading the quality of the portfolio when price weakness provided opportunities to pick up stocks at attractive yields. Given the dual impact of interest rates and weakness in Energy, we exited two MLP positions, selling Enbridge Energy Partners LP and Energy Transfer Partners LP. We also removed Royal Dutch Plc to further reduce exposure to energy. Additional removals included Iron Mountain, which failed to raise its dividend, BCE Inc. and Consolidated Edison. Additions included Ford Motor Company, Coca-Cola Company, Duke Energy Corp. and Wells Fargo and Company.

1

QUALITY DIVIDEND FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2015

(Unaudited)

Outlook

We feel the Fund is positioned well to continue pursuing its objectives. On average, portfolio constituents are paying out 63% of their earnings in dividends, providing ample cushion for maintaining current dividends. Reduced exposure to Energy and MLP’s has decreased risk posed by continuing low oil prices. The average projected earnings growth of 6.8% more than supports 3-year projected dividend growth of 6.3%. The average P/E of the holdings stands at 15.1x, well below the S&P 500 P/E of 16.5x. We believe the low relative valuation, manageable dividend payout ratio and solid earnings growth align well with the Fund’s objectives of achieving current income and providing long-term growth of capital.

Sincerely,

Larry Baker, CFA

Portfolio Manager

Richard E. Cripps, CFA

Portfolio Manager

Michael S. Scherer

Portfolio Manager

Investments cannot be made directly in an Index. Unmanaged index returns assume reinvestment of any and all distributions and do not reflect fees, expenses, or sales charges.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2015 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

The above commentary is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

2

QUALITY DIVIDEND FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015†
	Six Months††	1 Year	Since Inception
Class A (with sales charge)	-9.63%	-6.31%	4.79%
Class A (without sales charge)	-4.13%	-0.61%	7.80%
Class C	-4.58%	-1.38%	7.02%
S&P 500 Index	0.77%	5.20%	13.00%	*
S&P 500 Index	0.77%	5.20%	13.00%	**

†	The Quality Dividend Fund (“the Fund”) Class A Shares commenced operations on September 30, 2013; Class C Shares commenced operations on October 1, 2013.
††	Not annualized.

*	Benchmark performance is from the inception date of Class A Shares of the Fund (September 30, 2013) only and is not the inception date of the benchmark itself.

**	Benchmark performance is from the inception date of Class C Shares of the Fund (October 1, 2013) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained by calling (888) 201-5799.

The returns of Class A shares reflect a deduction for the maximum front end sales charge of 5.75%.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 16, 2015, are 1.63% and 1.25%, respectively, for Class A Shares and 2.38% and 2.00%, respectively, for Class C Shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Choice Financial Partners, Inc., d/b/a EquityCompass Strategies (“EquityCompass” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses, “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in effect until September 30, 2016, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. Total fees would be higher had such fees and expenses not been waived and/or reimbursed.

A 1.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

3

QUALITY DIVIDEND FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2015

(Unaudited)

The Fund intends to evaluate performance as compared to that of the S&P 500. The S&P 500 is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

Mutual fund investing involves risk, including possible loss of principal. The Fund’s dividend income and distributions will fluctuate, and at times the Fund may underperform other funds that invest more broadly or that have different investment styles. Some of the assets in which the Fund may invest entail special risks. Foreign stocks may be affected by currency fluctuations, social and political instability, and lax regulatory and financial reporting standards. Master Limited Partnerships (“MLPs”) may fluctuate abruptly in value and be difficult to liquidate. Real Estate Investment Trusts (“REITs”) entail risks related to real estate, such as tenant defaults, declining occupancy rates, and falling property values due to deteriorating economic conditions. Listed REIT stocks may fluctuate erratically in market price while non-listed REITs may be illiquid.

4

QUALITY DIVIDEND FUND

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015 through October 31, 2015 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

QUALITY DIVIDEND FUND

Fund Expense Disclosure (Concluded)

October 31, 2015

(Unaudited)

	Quality Dividend Fund
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period*
Class A
Actual	$1,000.00	$958.70	$6.11
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.29
Class C
Actual	$1,000.00	$954.20	$9.78
Hypothetical (5% return before expenses)	1,000.00	1,015.13	10.08

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2015 of 1.24% and 1.99% for Class A and Class C Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six month total returns for the Fund of (4.13%) and (4.58%) for Class A and Class C Shares, respectively.

6

QUALITY DIVIDEND FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
REITs	11.8%	$ 6,803,019
Pharmaceuticals	10.9	6,317,656
Commercial Banks	7.8	4,485,826
Household Products	7.8	4,485,006
Electric Utilities	7.3	4,198,496
Diversified Telecommunication Services	7.1	4,073,777
Oil, Gas & Consumable Fuels	6.8	3,919,657
Software	4.4	2,556,409
Chemicals	4.3	2,463,729
Hotels, Restaurants & Leisure	4.2	2,416,069
Tobacco	3.9	2,280,720
Beverages	3.9	2,268,690
Automobiles	3.8	2,213,266
Communications Equipment	3.8	2,191,129
Multiline Retail	3.6	2,098,370
Machinery	3.4	1,952,628
Computers & Peripherals	2.9	1,655,724
Exchange Traded Fund	1.1	671,682
Other Assets in Excess of Liabilities	1.2	672,096

NET ASSETS	100.0%	$57,723,949

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

QUALITY DIVIDEND FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.7%
Automobiles — 3.8%
Ford Motor Co.	149,444	$2,213,266

Beverages — 3.9%
Coca-Cola Co. (The)	53,570	2,268,690

Chemicals — 4.3%
Dow Chemical Co. (The)	47,682	2,463,729

Commercial Banks — 7.8%
Bank of Montreal (Canada)	39,324	2,284,331
Wells Fargo & Co.	40,663	2,201,495

		4,485,826

Communications Equipment — 3.8%
Cisco Systems, Inc.	75,949	2,191,129

Computers & Peripherals — 2.9%
Seagate Technology PLC (Ireland)	43,503	1,655,724

Diversified Telecommunication Services — 7.1%
AT&T, Inc.	60,625	2,031,544
Verizon Communications, Inc.	43,563	2,042,233

		4,073,777

Electric Utilities — 7.3%
Duke Energy Corp.	29,162	2,084,208
Southern Co. (The)	46,880	2,114,288

		4,198,496

Hotels, Restaurants & Leisure — 4.2%
McDonald’s Corp.	21,524	2,416,069

Household Products — 7.8%
Kimberly-Clark Corp.	18,681	2,236,302
Procter & Gamble Co. (The)	29,441	2,248,704

		4,485,006

	Number of Shares	Value

COMMON STOCKS — (Continued)
Machinery — 3.4%
Caterpillar, Inc.	26,752	$1,952,628

Multiline Retail — 3.6%
Target Corp.	27,188	2,098,370

Oil, Gas & Consumable Fuels — 6.8%
Buckeye Partners L.P. †	30,651	2,079,057
Kinder Morgan, Inc.	67,298	1,840,600

		3,919,657

Pharmaceuticals — 10.9%
GlaxoSmithKline PLC, SP ADR	48,312	2,080,315
Johnson & Johnson	21,237	2,145,574
Pfizer, Inc.	61,850	2,091,767

		6,317,656

REITs — 11.8%
Digital Realty Trust, Inc.	33,156	2,452,218
Omega Healthcare Investors, Inc.	63,518	2,192,641
Welltower, Inc.	33,269	2,158,160

		6,803,019

Software — 4.4%
Microsoft Corp.	48,564	2,556,409

Tobacco — 3.9%
Philip Morris International, Inc.	25,800	2,280,720

TOTAL COMMON STOCKS (Cost $55,042,122)		56,380,171

The accompanying notes are an integral part of the financial statements.

8

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

	Number of Shares	Value

EXCHANGE TRADED FUND — 1.1%
SPDR S&P Dividend ETF	8,639	$671,682

TOTAL EXCHANGE TRADED FUND (Cost $635,576)		671,682

TOTAL INVESTMENTS - 98.8% (Cost $55,677,698)		57,051,853

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		672,096

NET ASSETS - 100.0%		$57,723,949

L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt
†	Master Limited Partnerships

The accompanying notes are an integral part of the financial statements.

9

QUALITY DIVIDEND FUND

Statement of Assets and Liabilities

October 31, 2015

(Unaudited)

Assets
Investments, at value (Cost $55,677,698)	$57,051,853
Cash	511,694
Receivable for investments sold	42,797
Receivable for capital shares sold	141,367
Dividends and interest receivable	206,085
Prepaid expenses and other assets	31,332
Total assets	57,985,128
Liabilities
Payable for investments purchased	135,462
Payable for distribution fees	21,412
Payable for Investment Adviser	18,794
Payable for capital shares redeemed	18,314
Payable for transfer agent fees	16,182
Payable for administration and accounting fees	13,254
Payable for custodian fees	9,988
Payable for shareholder servicing fees	4,693
Accrued expenses	23,080
Total liabilities	261,179
Net Assets	$57,723,949
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 52,137
Paid-in capital	56,881,554
Accumulated net investment income	209,166
Accumulated net realized loss from investments	(793,063)
Net unrealized appreciation on investments	1,374,155
Net Assets	$57,723,949

Class A:
Net asset value and redemption price per share ($35,236,335 / 3,188,615 shares)	$11.05
Maximum offering price per share (100/94.25 of $11.05)	$11.72

Class C:
Net asset value, offering and redemption price per share ($22,487,614 / 2,025,042 shares)	$11.10

The accompanying notes are an integral part of the financial statements.

10

QUALITY DIVIDEND FUND

Statement of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

Investment Income
Dividends	$1,067,275
Less: foreign taxes withheld	(19,665)
Interest	23

Total investment income	1,047,633

Expenses
Advisory fees (Note 2)	169,189
Distribution fees (Class C) (Note 2)	80,791
Distribution fees (Class A) (Note 2)	43,565
Administration and accounting fees (Note 2)	35,575
Transfer agent fees (Note 2)	20,399
Custodian fees (Note 2)	17,934
Shareholder Servicing fees (Class C)	26,931
Trustees’ and officers’ fees (Note 2)	15,723
Printing and shareholder reporting fees	14,744
Legal fees	13,809
Audit fees	12,414
Registration and filing fees	5,668
Other expenses	2,584

Total expenses before waivers	459,326

Less: waivers (Note 2)	(28,877)

Net expenses after waivers	430,449

Net investment income	617,184

Net realized and unrealized loss from investments:
Net realized loss from investments	(1,498,473)
Net change in unrealized appreciation/(depreciation) on investments	(1,571,976)

Net realized and unrealized loss on investments	(3,070,449)

Net decrease in net assets resulting from operations	$(2,453,265)

The accompanying notes are an integral part of the financial statements.

11

QUALITY DIVIDEND FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Increase in net assets from operations
Net investment income	$617,184	$854,857
Net realized gain/(loss) from investments	(1,498,473)	1,095,201
Net change in unrealized appreciation/(depreciation) on investments	(1,571,976)	1,505,181

Net increase/(decrease) in net assets resulting from operations	(2,453,265)	3,455,239

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(386,590)	(683,408)
Class C	(172,425)	(155,091)

Total net investment income	(559,015)	(838,499)

Net realized capital gain:
Class A	—	(327,448)
Class C	—	(160,307)

Total net realized capital gain	—	(487,755)

Net decrease in net assets from dividends and distributions to shareholders	(559,015)	(1,326,254)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	4,287,647	25,485,806

Total increase in net assets	1,275,367	27,614,791

Net assets
Beginning of period	56,448,582	28,833,791

End of period	$57,723,949	$56,448,582

Accumulated net investment income, end of period	$209,166	$150,997

The accompanying notes are an integral part of the financial statements.

12

QUALITY DIVIDEND FUND

Financial Highlights

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015	For the Period September 30, 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$ 11.66	$ 11.02	$ 10.00
Net investment income(1)	0.14	0.27	0.16
Net realized and unrealized gain/(loss) on investments	(0.63)	0.79	0.96
Net increase/(decrease) in net assets resulting from operations	(0.49)	1.06	1.12
Dividends and distributions to shareholders from:
Net Investment Income	(0.12)	(0.28)	(0.10)
Net realized capital gain	—	(0.14)	—
Total dividends and distributions	(0.12)	(0.42)	(0.10)
Redemption Fees	—(2)	—(2)	—(2)
Net asset value, end of period	$ 11.05	$ 11.66	$ 11.02
Total investment return(3)	(4.13)%	9.65%	11.27%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$35,236	$35,629	$20,745
Ratio of expenses to average net assets	1.24%(4)	1.24%	1.24%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.34%(4)	1.62%	2.97%(4)
Ratio of net investment income to average net assets	2.48%(4)	2.33%	2.65%(4)
Portfolio turnover rate	30.20%(6)	67.56%	10.71%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

QUALITY DIVIDEND FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for each Class C Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015	For the Period October 1, 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$ 11.73	$ 11.02	$ 10.00
Net investment income(1)	0.10	0.18	0.12
Net realized and unrealized gain/(loss) on investments	(0.64)	0.80	0.96
Net increase/(decrease) in net assets resulting from operations	(0.54)	0.98	1.08
Dividends and distributions to shareholders from:
Net investment income	(0.09)	(0.13)	(0.06)
Net realized capital gain	—	(0.14)	—
Total dividends and distributions	(0.09)	(0.27)	(0.06)
Redemption Fees	—(2)	—(2)	—(2)
Net asset value, end of period	$ 11.10	$ 11.73	$ 11.02
Total investment return(3)	(4.58)%	8.91%	10.84%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$22,488	$20,820	$8,089
Ratio of expenses to average net assets	1.99%(4)	1.99%	1.99%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	2.09%(4)	2.35%	3.72%(4)
Ratio of net investment income to average net assets	1.73%(4)	1.58%	1.46%(4)
Portfolio turnover rate	30.20%(6)	67.56%	10.71%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

14

QUALITY DIVIDEND FUND

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The Quality Dividend Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 30, 2013. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares; Class A, Class C and Institutional Class Shares. Class A shares are subject to a front end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”), as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions of Class A Shares made within twelve months of purchase where (i) $1 million or more of Class A Shares was purchased without an initial sales charge and (ii) the selling broker-dealer received a commission for such sale. A CDSC of 1% may apply to Class C Shares when shares are redeemed within 12 months after initial purchase. As of October 31, 2015, Institutional Class Shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

15

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Fair Value Measurements  —  The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1	—	quoted prices in active markets for identical securities;

●	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Market Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$57,051,853	$57,051,853	$ —	$ —

*  Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

16

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates  —  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses  —  Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

MLP Common Units  —  Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on the U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first

17

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to remaining assets of the MLP.

Dividends and Distributions to Shareholders  —  Dividends from net investment income are declared and paid quarterly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status  —  No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other  —  In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Choice Financial Partners, Inc., doing business as EquityCompass Strategies (“EquityCompass” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses, “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in effect until September 30, 2016 unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

18

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

At October 31, 2015, the amount of potential recovery was as follows:

Expiration
April 30, 2017	April 30, 2018	April 30, 2019
$132,314	$153,735	$28,877

For the six months ended October 31, 2015, the Adviser earned advisory fees of $169,189 and waived fees of $28,877.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon and the Custodian have the ability to recover amounts previously waived if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00%, on an annualized basis, of the average daily net assets of the Fund’s Class A and Class C Shares, respectively.

The Trustees of the Trust who are not officers or employees of an investment adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2015 was $3,011. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

19

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$21,111,634	$16,776,590

4. Capital Share Transactions

For the six months ended October 31, 2015 and the year ended April 30, 2015, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015
	Shares	Amount	Shares	Amount
Class A
Sales	351,922	$3,902,814	1,419,661	$16,286,939
Reinvestments	29,178	309,861	74,734	859,829
Redemption Fees*	—	119	—	7,881
Redemptions	(247,188)	(2,731,276)	(322,569)	(3,645,849)

Net Increase	133,912	$1,481,518	1,171,826	$13,508,800

Class C
Sales	333,782	$3,739,413	1,079,022	$12,398,779
Reinvestments	12,642	134,937	23,868	276,019
Redemption Fees*	—	71	—	3,274
Redemptions	(96,782)	(1,068,292)	(61,684)	(701,066)

Net Increase	249,642	$2,806,129	1,041,206	$11,977,006

Total Net Increase	383,554	$4,287,647	2,213,032	$25,485,806

* There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to

20

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2015, the tax character of distributions paid by the Fund was $1,324,626 of ordinary income dividends and $1,628 of long-term capital gains dividends. For the period ended April 30, 2014, the tax character of distributions paid by the Fund was $146,116 of ordinary income dividends. Distributions from short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Other Temporary Differences
$ —	$106,254	$727,203	$2,978,540	$(9,459)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$55,677,698

Gross unrealized appreciation	$3,845,996
Gross unrealized depreciation	(2,471,841)

Net unrealized appreciation	$1,374,155

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2015, the Fund had no loss deferrals and no late year ordinary loss.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2015, the Fund did not have any capital loss carryforwards.

21

QUALITY DIVIDEND FUND

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

22

QUALITY DIVIDEND FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 201-5799 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330

Approval of Advisory Agreement

At an in-person meeting held on September 21-22, 2015 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement (the “Agreement”) between Choice Financial Partners, Inc., d/b/a EquityCompass Strategies, (“EquityCompass” or the “Adviser”) and the Trust on behalf of the Quality Dividend Fund (the “Fund”). In determining whether to continue the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the Fund, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, and (x) compliance with the Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standards applicable to their review of the Agreement.

23

QUALITY DIVIDEND FUND

Other Information

(Unaudited) (Continued)

Representatives from EquityCompass attended the Meeting in-person and discussed EquityCompass’ history, performance and investment strategy in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Trustees considered the investment performance for the Fund and EquityCompass. The Trustees reviewed the historical performance charts which showed the performance of the Fund as compared to its respective benchmark index and Lipper categories for the year-to-date, one year and since inception periods ended June 30, 2015, as applicable. The Trustees considered the short term and long term performance of the Fund, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year. The Trustees noted that the Class A and Class C shares of the Fund had underperformed the median of the Lipper Global Equity Income Fund category, the Fund’s applicable Lipper peer group, for the year-to-date period ended June 30, 2015 and outperformed the median of the category for the one year and since inception periods ended June 30, 2015. The Trustees also received performance information for the Fund’s Class A shares as compared to the S&P 500 Total Return Index and to the Fund’s comparable separately managed account composite (gross of fees), for the one year and since inception periods ended June 30, 2015. The Trustees noted that the Fund’s Class A shares underperformed the S&P 500 Total Return Index and the gross returns of the separately managed account composite for the one year and since inception periods ended June 30, 2015.

The Trustees noted that while absolute performance was positive for since inception through June 30, 2015, the Fund’s relative performance lagged (i) the benchmark for the one year and since inception periods ended June 30, 2015, and (ii) the median of its applicable Lipper peer group for the year to date period ended June 30, 2015. The Trustees considered explanations provided by the Adviser regarding the various factors contributing to the relative underperformance of the Fund during the applicable periods, including, among other things, differences in the Fund’s investment strategies and portfolio construction in comparison to the peer funds included in its applicable Lipper peer group. The Board discussed with the Adviser the reasons behind such results for the Fund, including the steps being undertaken by the Adviser to seek to improve such performance. The Trustees considered other factors that supported the continuation of the Agreement, including that the Adviser’s investment decisions, such as security selection and sector allocation, contributing to such underperformance were consistent with the Fund’s investment objective and policies. Taking note of the Adviser’s discussion of (i) the various factors contributing to the Fund’s performance and (ii) its continuing commitment to the Fund’s current investment strategy, the Trustees concluded that, although the Fund had underperformed the S&P 500 Index and the median of the Lipper Global Equity Income Fund category for certain measurement periods as noted above, the

24

QUALITY DIVIDEND FUND

Other Information

(Unaudited) (Continued)

performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the representatives of the Adviser had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees also reviewed information regarding the fees that the Adviser charges to its separately managed accounts, and evaluated the explanations provided by the Adviser as to differences in fees charged to the Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus the universe of funds with similar share classes in the Lipper Global Equity Income Fund category with $250 million or less in assets. The Trustees noted that the gross advisory fee and net total expense ratio of the Fund’s Class A and Class C shares were lower than, or directly in line with, the median of the gross advisory fee and net total expense ratio of the funds with a similar share class in the Lipper Global Equity Income Fund category with $250 million or less in assets. The Trustees concluded that the advisory fees and services provided by the Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting.

The Board then considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures and reports regarding the Adviser’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Fund is likely to benefit from the continued provision of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Fund, as well as the Adviser’s profitability. The Trustees noted that the Adviser’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund specifically. The Trustees concluded that the Adviser’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the Fund.

25

QUALITY DIVIDEND FUND

Other Information

(Unaudited) (Concluded)

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders, but that the advisory fee did not currently include breakpoint reductions as asset levels increase.

In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees. unanimously approved the continuation of the Agreement for an additional one year period.

26

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Choice Financial Partners, Inc.

d/b/a EquityCompass Strategies

501 North Broadway

St. Louis, MO 63102

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

QUALITY DIVIDEND

FUND

of

FundVantage Trust

Class A (QDVAX)

Class C (QDVCX)

SEMI-ANNUAL

REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Quality Dividend Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Quality Dividend Fund.

QUA-1015

SKYBRIDGE DIVIDEND VALUE FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six Months†	1 Year	Since Inception
Class A (with sales charge)*	-7.73%	-0.36%	1.27%
Class A (without sales charge)*	-2.08%	5.68%	7.46%
S&P 500® Index	-0.25%	5.20%	7.43%(a	)
Class C (with CDSC charge)*	-3.38%	3.97%	0.12%
Class C (without CDSC charge)*	-2.41%	4.97%	11.51%
S&P 500® Index	-0.25%	5.20%	12.10%(a	)
Class I**	-1.89%	6.01%	8.08%
S&P 500® Index	-0.25%	5.20%	10.16%(a	)

†	Not Annualized.

*	Class A Shares and Class C Shares of the SkyBridge Dividend Value Fund (the “Fund”) commenced operations on June 13, 2014 and October 17, 2014, respectively.

**	Class I Shares of the Fund commenced operations on April 7, 2014.

(a)	Benchmark performance is from inception date of the Class only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal  value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their  original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of  Fund  shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained  by  calling (888) 919-6885.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.75%. The returns shown for  Class C reflect a 1.00% contingent deferred sales charge (“CDSC”). The Fund’s total annual gross and net operating expenses, as  stated in the current prospectus dated September 1, 2015, are 1.89% and 1.26% for Class A Shares, 2.64% and 2.01% for Class C  Shares and 1.64% and 1.01% for Class I Shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the  actual expenses incurred by the Fund for the period covered by this report. SkyBridge Capital II, LLC (“SkyBridge” or the “Adviser”) has  contractually agreed to reduce its management fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure  that the Fund’s total operating expenses (excluding taxes, “Acquired Fund” fees and expenses, interest, extraordinary items and  brokerage commissions) do not exceed (on an annual basis) 1.25% with respect to Class A shares, 2.00% with respect to Class C  shares and 1.00% with respect to Class I shares of average daily net assets of the Fund (the “Expense Limitation”). The Expense  Limitation will remain in place until August 31, 2018, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its  earlier termination. The Adviser is entitled to recover, subject to approval by Board of Trustees, such amounts reduced or reimbursed  for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the  Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Mutual fund investing involves risk including the possible loss of principal. The Fund’s long term “buy and hold” strategy under certain  market conditions may cause it to be more susceptible to general market declines. The Fund seeks to invest in securities with dividend  yield potential with both growth and value characteristics. Value investing

1

SKYBRIDGE DIVIDEND VALUE FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2015

(Unaudited)

involves the risk that companies believed to be undervalued may not appreciate as anticipated. There are no guarantees a company will  continue to pay or increase its dividend. The Fund may invest in small to mid-capitalization companies which may be more volatile and  less liquid than stocks of larger companies.

The Fund intends to evaluate performance as compared to that of the S&P 500® Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is not possible to invest in an index.

2

SKYBRIDGE DIVIDEND VALUE FUND

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015 through October 31, 2015 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

SKYBRIDGE DIVIDEND VALUE FUND

Fund Expense Disclosure (Concluded)

October 31, 2015

(Unaudited)

	SkyBridge Dividend Value
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period*
Class A
Actual	$1,000.00	$979.20	$6.22
Hypothetical (5% return before expenses)	1,000.00	1,018.85	6.34
Class C
Actual	$1,000.00	$975.90	$9.93
Hypothetical (5% return before expenses)	1,000.00	1,015.08	10.13
Class I
Actual	$1,000.00	$981.10	$4.98
Hypothetical (5% return before expenses)	1,000.00	1,020.11	5.08

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2015 of 1.25%, 2.00% and 1.00% for Class A, Class C and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Funds’ ending account values on the first line in the table are based on the actual six month total returns for the Fund of (2.08)%, (2.41)% and (1.89)% for Class A, Class C and Class I Shares, respectively.

4

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Consumer Discretionary	22.4%	$42,376,720
Consumer Staples	18.7	35,255,254
Industrials	16.4	30,912,692
Energy	15.1	28,424,999
Information Technology	13.8	25,984,817
Telecommunication Services	6.5	12,378,838
Health Care	6.5	12,253,986
Short-Term Investment	1.3	2,374,209
Liabilities in Excess of Assets	(0.7)	(1,296,828)

NET ASSETS	100.0%	$188,664,687

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Consumer Discretionary — 22.4%
Abercrombie & Fitch Co., Class A	289,800	$6,140,862
Coach, Inc.	148,448	4,631,578
GameStop Corp., Class A	161,660	7,447,676
Garmin Ltd. (Switzerland)	137,416	4,874,145
Mattel, Inc.	263,935	6,487,522
McDonald’s Corp.	65,902	7,397,500
Tupperware Brands Corp.	91,684	5,397,437

		42,376,720

Consumer Staples — 18.7%
Altria Group, Inc.	122,787	7,424,930
Coca-Cola Co. (The)	155,099	6,568,443
Philip Morris International, Inc.	81,805	7,231,562
Procter & Gamble Co. (The)	77,158	5,893,328
Reynolds American, Inc.	168,398	8,136,991

		35,255,254

Energy — 15.1%
Chevron Corp.	59,615	5,417,811
CVR Energy, Inc.	168,923	7,510,317
Exxon Mobil Corp.	75,686	6,262,260
Helmerich & Payne, Inc.	86,005	4,839,501
National Oilwell Varco, Inc.	116,767	4,395,110

		28,424,999

Health Care — 6.5%
Merck & Co., Inc.	111,060	6,070,540
Pfizer, Inc.	182,834	6,183,446

		12,253,986

Industrials — 16.4%
Caterpillar, Inc.	78,995	5,765,845
Emerson Electric Co.	112,170	5,297,789
General Electric Co.	251,633	7,277,226

	Number of Shares	Value

COMMON STOCKS — (Continued)
Industrials — (Continued)
Lockheed Martin Corp.	31,665	$6,960,917
Pitney Bowes, Inc.	271,715	5,610,915

		30,912,692

Information Technology — 13.8%
CA, Inc.	201,872	5,593,873
Intel Corp.	201,633	6,827,293
International Business Machines Corp.	39,276	5,501,782
Microsoft Corp.	153,151	8,061,869

		25,984,817

Telecommunication Services — 6.5%
AT&T, Inc.	188,068	6,302,159
Verizon Communications, Inc.	129,622	6,076,679

		12,378,838

TOTAL COMMON STOCKS (Cost $188,644,840)		187,587,306

The accompanying notes are an integral part of the financial statements.

6

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

	Number of Shares	Value

SHORT-TERM INVESTMENT — 1.3%
Money Market Fund — 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(a)	2,374,209	$2,374,209

TOTAL SHORT-TERM INVESTMENT (Cost $2,374,209)		2,374,209

TOTAL INVESTMENTS - 100.7% (Cost $191,019,049)		189,961,515
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(1,296,828)

NET ASSETS - 100.0%		$188,664,687

(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2015.

The accompanying notes are an integral part of the financial statements.

7

SKYBRIDGE DIVIDEND VALUE FUND

Statement of Assets and Liabilities

October 31, 2015

(Unaudited)

Assets
Investments, at value (Cost $191,019,049)	$189,961,515
Cash	382,263
Receivable for capital shares sold	803,581
Dividends receivable	259,337
Prepaid expenses and other assets	73,559

Total assets	191,480,255

Liabilities
Payable for investments purchased	2,263,665
Payable for capital shares redeemed	290,016
Payable for transfer agent fees	101,844
Payable to Investment Adviser	99,748
Payable for administration and accounting fees	21,631
Payable for distribution fees	21,048
Payable for custodian fees	8,627
Accrued expenses	8,989

Total liabilities	2,815,568

Net Assets	$188,664,687

Net Assets Consisted of:
Capital stock, $0.01 par value	$172,980
Paid-in capital	185,281,053
Accumulated net investment income	85,582
Accumulated net realized gain from investments	4,182,606
Net unrealized depreciation on investments	(1,057,534)

Net Assets	$188,664,687

Class A:
Net asset value, redemption price per share ($45,414,746 / 4,161,253 shares)	$10.91
Maximum offering price per share (100/94.25 of $10.91)	$11.58
Class C:
Net asset value, offering and redemption price per share ($20,545,274 / 1,888,941 shares)	$10.88
Class I:
Net asset value, offering and redemption price per share ($122,704,667 / 11,247,810 shares)	$10.91

The accompanying notes are an integral part of the financial statements.

8

SKYBRIDGE DIVIDEND VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

Investment Income
Dividends	$2,636,054
Interest	98

Total investment income	2,636,152

Expenses
Advisory fees (Note 2)	536,162
Transfer agent fees (Note 2)	123,337
Administration and accounting fees (Note 2)	51,686
Distribution fees (Class C) (Note 2)	50,414
Distribution fees (Class A) (Note 2)	49,481
Registration and filing fees	38,723
Legal fees	21,590
Custodian fees (Note 2)	17,135
Shareholder servicing fees (Class C) (Note 2)	16,805
Audit fees	10,127
Printing and shareholder reporting fees	9,867
Trustees’ and officers’ fees (Note 2)	9,165
Other expenses	32,467

Total expenses before waivers and reimbursements	966,959

Less: waivers and reimbursements (Note 2)	(135,744)

Net expenses after waivers and reimbursements	831,215

Net investment income	1,804,937

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	1,125,626
Net change in unrealized appreciation/(depreciation) on investments	(3,446,792)

Net realized and unrealized loss on investments	(2,321,166)

Net decrease in net assets resulting from operations	$(516,229)

The accompanying notes are an integral part of the financial statements.

9

SKYBRIDGE DIVIDEND VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Increase/(decrease) in net assets from operations:
Net investment income	$1,804,937	$1,139,955
Net realized gain from investments	1,125,626	3,185,683
Net change in unrealized appreciation/(depreciation) on investments	(3,446,792)	2,387,773

Net increase/(decrease) in net assets resulting from operations	(516,229)	6,713,411

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(434,183)	(453,613)
Class C	(130,012)	(27,052)
Class I	(1,186,731)	(639,935)

Total net investment income	(1,750,926)	(1,120,600)

Net realized capital gains:
Class A	—	(56,905)
Class C	—	(3,802)
Class I	—	(68,170)

Total net realized capital gains	—	(128,877)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	90,462,579	94,888,639

Total increase in net assets	88,195,424	100,352,573

Net assets
Beginning of period	100,469,263	116,690

End of period	$188,664,687	$100,469,263

Accumulated net investment income, end of period	$85,582	$31,571

The accompanying notes are an integral part of the financial statements.

10

SKYBRIDGE DIVIDEND VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Period June 13, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$11.27		$10.47

Net investment income(1)	0.13		0.23
Net realized and unrealized gain/(loss) on investments	(0.37)		0.78

Net increase/(decrease) in net assets resulting from operations	(0.24)		1.01

Dividends and distributions to shareholders from:
Net investment income	(0.12)		(0.19)
Net realized capital gain	—		(0.02)

Total dividends and distributions to shareholders	(0.12)		(0.21)

Net asset value, end of period	$10.91		$11.27

Total investment return(2)	(2.08)%		9.74%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$45,415		$37,732
Ratio of expenses to average net assets	1.25	%(3)	1.25	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.44	%(3)	1.76	%(3)
Ratio of net investment income to average net assets	2.44	%(3)	2.48	%(3)
Portfolio turnover rate	7.97	%(5)	122.00	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Reflects portfolio turnover of the fund for the year ended April 30, 2015.

The accompanying notes are an integral part of the financial statements.

11

SKYBRIDGE DIVIDEND VALUE FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Period October 17, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$11.25		$9.95

Net investment income(1)	0.09		0.08
Net realized and unrealized gain/(loss) on investments	(0.37)		1.33

Net increase/(decrease) in net assets resulting from operations	(0.28)		1.41

Dividends and distributions to shareholders from:
Net investment income	(0.09)		(0.09)
Net realized capital gain	—		(0.02)

Total dividends and distributions to shareholders	(0.09)		(0.11)

Net asset value, end of period	$10.88		$11.25

Total investment return(2)	(2.41)%		14.26%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$20,545		$6,819
Ratio of expenses to average net assets	2.00	%(3)	2.00	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.18	%(3)	2.32	%(3)
Ratio of net investment income to average net assets	1.69	%(3)	1.46	%(3)
Portfolio turnover rate	7.97	%(5)	122.00	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Reflects portfolio turnover of the fund for the year ended April 30, 2015.

The accompanying notes are an integral part of the financial statements.

12

SKYBRIDGE DIVIDEND VALUE FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Period April 7, 2014* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$11.26		$10.23	$10.00

Net investment income(1)	0.14		0.29	—	(2)
Net realized and unrealized gain/(loss) on investments	(0.36)		0.98	0.23

Net increase/(decrease) in net assets resulting from operations	(0.22)		1.27	0.23

Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.22)	—
Net realized capital gain	—		(0.02)	—

Total dividends and distributions to shareholders	(0.13)		(0.24)	—

Net asset value, end of period	$10.91		$11.26	$10.23

Total investment return(3)	(1.89)%		12.54%	2.30%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$122,705		$55,918	$117
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.19	%(4)	1.63%	646.65	%(4)
Ratio of net investment income to average net assets	2.69	%(4)	2.70%	0.79	%(4)
Portfolio turnover rate	7.97	%(6)	122.00%	1.98	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The SkyBridge Dividend Value Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on April 7, 2014. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the purchase of Class A Shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within eighteen months of purchase where: (i) $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the selling broker-dealer received a commission for such sale. A CDSC of up to 1.00% will be assessed when Class C Shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class C Shares where the selling broker-dealer did not receive a commission.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

14

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1	—	quoted prices in active markets for identical securities;

●	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks*	$187,587,306	$187,587,306	$—	$—
Short-Term Investment	2,374,209	2,374,209	—	—

Total Investments	$189,961,515	$189,961,515	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

15

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid quarterly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers, are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

16

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

U.S. Tax Status  —  No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other  —  In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

SkyBridge Capital II, LLC (“SkyBridge” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its management fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis) 1.25% with respect to Class A shares, 2.00% with respect to Class C shares and 1.00% with respect to Class I shares of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2015, the amount of potential recovery was as follows:

	Expiration
April 30, 2017	April 30, 2018	April 30, 2019

$25,454	$250,547	$135,744

For the six months ended October 31, 2015, the Adviser earned advisory fees of $536,162 and waived fees of $135,744.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

17

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the average daily net assets of the Fund’s Class A and Class C Shares.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2015 was $4,529. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$102,020,209	$11,263,774

18

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2015 and the year ended April 30, 2015, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015

	Shares	Amount	Shares	Amount
Class A*
Sales	963,204	$10,318,111	3,419,174	$36,289,524
Reinvestments	39,411	407,617	47,974	510,449
Redemptions	(189,460)	(1,997,784)	(119,050)	(1,273,790)

Net increase	813,155	$8,727,944	3,348,098	$35,526,183

Class C**
Sales	1,326,361	$14,205,058	604,496	$6,561,314
Reinvestments	8,033	82,748	2,868	30,854
Redemptions	(51,771)	(544,480)	(1,046)	(11,148)

Net increase	1,282,623	$13,743,326	606,318	$6,581,020

Class I***
Sales	6,909,560	$74,550,929	5,134,934	$54,735,869
Reinvestments	73,583	757,039	57,576	613,448
Redemptions	(699,719)	(7,316,659)	(239,536)	(2,567,881)

Net increase	6,283,424	$67,991,309	4,952,974	$52,781,436

Total Net Increase	8,379,202	$90,462,579	8,907,390	$94,888,639

*	Class A Shares commenced operations on June 13, 2014.
**	Class C Shares commenced operations on October 17, 2014.
***	Class I Shares commenced operations on April 7, 2014.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

19

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

For the year ended April 30, 2015, the tax character of distributions paid by the Fund was $1,249,477 of ordinary income dividends. Distributions from short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation

$ —	$3,223,214	$4,363	$2,250,232

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$191,019,049

Gross unrealized appreciation	$9,502,926
Gross unrealized depreciation	(10,560,460)

Net unrealized depreciation	$(1,057,534)

Pursuant to the federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2015, the Fund had no short-term capital loss deferrals and no long-term capital loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2015, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

SKYBRIDGE DIVIDEND VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 919-6885 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

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Investment Adviser

SkyBridge Capital II, LLC

527 Madison Avenue, 16th Floor

New York, New York 10022

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

SKY-1015

SkyBridge Dividend

Value Fund

of

FundVantage Trust

Class A

Class C

Class I

SEMI-ANNUAL

REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the SkyBridge Dividend Value Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the SkyBridge Dividend Value Fund.

WHV INTERNATIONAL EQUITY FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six Months†	1 Year	3 Years	5 Years	Since Inception
Class A Shares (with sales charge)*	-21.11%	-23.89%	-3.81%	-2.14%	1.77%
Class A Shares (without sales charge)*	-16.30%	-19.24%	-1.89%	-0.98%	2.73%
MSCI EAFE Index (Gross)	-6.25%	0.37%	8.48%	5.28%	6.95%*	*

†	Not Annualized
*	Class A Shares of the WHV International Equity Fund (the “Fund”) commenced operations on July 31, 2009.
**	Benchmark performance is from the inception date of Class A Shares of the Fund (July 31, 2009) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.75% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

WHV INTERNATIONAL EQUITY FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Total Returns for the Periods Ended October 31, 2015
	Six Months†	Since Inception
Class C Shares*	-16.66%	-18.78%
MSCI EAFE Index (Gross)	-6.25%	0.54%	**

†	Not Annualized
*	Class C Shares of the Fund commenced operations on November 13, 2014.
**	Benchmark performance is from the inception date of Class C Shares of the Fund (November 13, 2014) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

WHV INTERNATIONAL EQUITY FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015
	Six Months†	1 Year	3 Years	5 Years	Since Inception
Class I Shares*	-16.23%	-19.04%	-1.65%	-0.74%	9.19%
MSCI EAFE Index (Gross)	-6.25%	0.37%	8.48%	5.28%	9.12%*	*

†	Not Annualized
*	Class I Shares of the Fund commenced operations on December 19, 2008.
**	Benchmark performance is from the inception date of Class I Shares of the Fund (December 19, 2008) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

WHV INTERNATIONAL EQUITY FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2015

(Unaudited)

The Fund’s total annual operating expense ratios are 1.45% for Class A Shares, 2.20% for Class C Shares, and 1.20% for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2015, and may differ from the actual expenses incurred by the Fund for the period covered by this report. WHV Investments, Inc. (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions) do not exceed 1.25% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2016 unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three years from the year on which the Adviser reduced its compensation and/or assumed expenses for the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed, or been higher had such fees and expenses been recouped.

The Fund evaluates its performance as compared to that of the MSCI EAFE® Index [Europe, Australasia, Far East], which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. It is impossible to invest directly in an index. As of October 31, 2015, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

All mutual fund investing involves risk, including possible loss of principal. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

4

WHV INTERNATIONAL EQUITY FUND

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015 through October 31, 2015 for the Fund, and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

WHV INTERNATIONAL EQUITY FUND

Fund Expense Disclosure (Concluded)

October 31, 2015

(Unaudited)

	WHV International Equity Fund
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$837.00	$6.70
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.35
Class C Shares
Actual	$1,000.00	$833.40	$10.14
Hypothetical (5% return before expenses)	1,000.00	1,014.08	11.14
Class I Shares
Actual	$1,000.00	$837.70	$5.54
Hypothetical (5% return before expenses)	1,000.00	1,019.10	6.09

*Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2015 of 1.45%, 2.20% and 1.20% for Class A, Class C and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of (16.30%), (16.66%) and (16.23%) for Class A, Class C and Class I Shares, respectively.

6

WHV INTERNATIONAL EQUITY FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Energy Equipment & Services	23.6%	$54,553,253
Metals & Mining	10.5	24,198,784
Road & Rail	9.5	21,918,263
Food Products	4.9	11,273,774
Personal Products	3.7	8,664,272
Oil, Gas & Consumable Fuels	8.5	19,585,147
Chemicals	8.4	19,546,815
Pharmaceuticals	4.3	9,888,973
Tobacco	3.9	8,941,351
Machinery	3.7	8,607,811
Electrical Equipment	3.1	7,207,135
Beverages	2.5	5,854,695
Insurance	1.9	4,429,308
Real Estate Management & Development	1.7	3,971,788
Building Products	1.3	2,899,088
Capital Markets	0.7	1,686,226
Trading Companies & Distributors	0.1	266,633
Other Assets in Excess of Liabilities	7.7	17,776,897

NET ASSETS	100.0%	$231,270,213

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 92.3%
Australia — 4.2%
BHP Billiton, Ltd., SP ADR	278,205	$9,150,163
South32 Ltd., ADR*	114,052	586,227

		9,736,390

Bermuda — 5.8%
Bunge, Ltd.	14,590	1,064,486
Nabors Industries Ltd.	925,132	9,288,325
PartnerRe Ltd.	21,455	2,982,245

		13,335,056

Brazil — 1.2%
Vale SA, SP ADR	655,995	2,860,138

Canada — 25.3%
Agrium, Inc.	74,390	6,923,477
Brookfield Asset Management, Inc., Class A	113,577	3,971,788
Canadian National Railway Co.	186,640	11,401,838
Canadian Natural Resources, Ltd.	331,450	7,696,269
Canadian Pacific Railway, Ltd.	74,850	10,516,425
Ensign Energy Services, Inc.	14,585	91,830
Finning International, Inc.	16,675	266,633
Manulife Financial Corp.	34,855	578,245
Potash Corp. of Saskatchewan, Inc.	218,330	4,416,816
Suncor Energy, Inc.	399,895	11,888,878
Teck Resources, Ltd., Class B	115,675	679,012

		58,431,211

Curacao — 4.8%
Schlumberger, Ltd.	141,145	11,031,893

	Number of Shares	Value

COMMON STOCKS — (Continued)
France — 0.4%
AXA SA, SP ADR	32,540	$868,818

Germany — 2.8%
BASF SE, SP ADR	78,855	6,455,859

Ireland — 12.9%
Allegion PLC	44,485	2,899,088
Eaton Corp. PLC	128,906	7,207,135
Ingersoll-Rand PLC	145,255	8,607,811
Weatherford International PLC*	1,082,510	11,084,902

		29,798,936

Luxembourg — 4.0%
Tenaris SA, ADR	367,645	9,290,389

Netherlands — 6.4%
Core Laboratories NV	52,400	6,095,692
Unilever NV, New York Registry Shares	192,625	8,664,272

		14,759,964

Norway — 0.2%
Yara International ASA, ADR	12,285	556,265

Switzerland — 9.9%
Nestle SA, SP ADR	133,945	10,209,288
Novartis AG, ADR	109,355	9,888,973
Syngenta AG, ADR	17,750	1,194,398
UBS Group AG	84,185	1,686,226

		22,978,885

United Kingdom — 14.4%
British American Tobacco PLC, SP ADR	75,710	8,941,351
Diageo PLC, SP ADR	50,875	5,854,695
Ensco PLC, Class A	67,350	1,120,030
Noble Corp. PLC	486,280	6,550,192

The accompanying notes are an integral part of the financial statements.

8

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Rio Tinto PLC, SP ADR	299,185	$10,923,244

		33,389,512

TOTAL COMMON STOCKS (Cost $212,860,448)		213,493,316

TOTAL INVESTMENTS - 92.3% (Cost $212,860,448)		213,493,316
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.7%		17,776,897

NET ASSETS - 100.0%		$231,270,213

*	Non-income producing.

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

9

WHV INTERNATIONAL EQUITY FUND

Statement of Assets and Liabilities

October 31, 2015

(Unaudited)

Assets
Investments, at value (Cost $212,860,448)	$213,493,316
Cash	13,979,162
Receivable for investments sold	3,299,318
Receivable for capital shares sold	1,516,841
Dividends and interest receivable	505,817
Prepaid expenses and other assets	106,976

Total assets	232,901,430

Liabilities
Payable for capital shares redeemed	1,353,629
Payable to Investment Adviser	190,744
Payable for administration and accounting fees	26,612
Payable for custodian fees	14,142
Payable for transfer agent fees	6,744
Accrued expenses	39,346

Total liabilities	1,631,217

Net Assets	$231,270,213

Net Assets Consist of:
Capital stock, $0.01 par value	$130,247
Paid-in capital	256,860,289
Accumulated net investment income	5,888,232
Accumulated net realized loss from investments	(32,241,423)
Net unrealized appreciation on investments	632,868

Net Assets	$231,270,213

Class A Shares:
Net asset value and redemption price per share ($19,736,575 / 1,114,573 shares)	$17.71

Maximum offering price per share (100/94.25 of $17.71)	$18.79

Class C Shares:
Net asset value, offering and redemption price per share ($142,492 / 8,090 shares)	$17.61

Class I Shares:
Net asset value, offering and redemption price per share ($211,391,146 / 11,902,019 shares)	$17.76

The accompanying notes are an integral part of the financial statements.

10

WHV INTERNATIONAL EQUITY FUND

Statement of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

Investment Income
Dividends	$4,873,040
Less: foreign taxes withheld	(217,235)
Interest	914

Total investment income	4,656,719

Expenses
Advisory fees (Note 2)	1,549,363
Administration and accounting fees (Note 2)	110,844
Transfer agent fees (Note 2)	60,382
Distribution fees (Class A) (Note 2)	33,200
Trustees’ and officers’ fees (Note 2)	21,441
Printing and shareholder reporting fees	17,271
Custodian fees (Note 2)	12,788
Registration and filing fees	9,994
Distribution fees (Class C) (Note 2)	570
Shareholder servicing fees (Class C) (Note 2)	190
Other expenses	83,931

Total expenses	1,899,974

Net investment income	2,756,745

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(21,736,085)
Net change in unrealized appreciation/(depreciation) on investments	(43,886,753)

Net realized and unrealized loss on investments	(65,622,838)

Net decrease in net assets resulting from operations	$(62,866,093)

The accompanying notes are an integral part of the financial statements.

11

WHV INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Increase/(Decrease) in net assets from operations:
Net investment income	$2,756,745	$4,321,011
Net realized loss from investments	(21,736,085)	(2,479,564)
Net change in unrealized appreciation/(depreciation) on investments	(43,886,753)	(40,989,374)

Net decrease in net assets resulting from operations	(62,866,093)	(39,147,927)

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A Shares	—	(293,529)
Class C Shares	—	(473)
Class I Shares	—	(3,574,349)

Total net investment income	—	(3,868,351)

Net decrease in net assets from dividends and distributions to shareholders	—	(3,868,351)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(107,228,208)	50,154,797

Total increase/(decrease) in net assets	(170,094,301)	7,138,519

Net assets
Beginning of period	401,364,514	394,225,995

End of period	$231,270,213	$401,364,514

Accumulated net investment income, end of period	$5,888,232	$3,131,487

The accompanying notes are an integral part of the financial statements.

12

WHV INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A Shares
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$21.16		$23.48	$20.54	$19.30	$22.42	$17.97

Net investment income(1)	0.15		0.17	0.14	0.05	0.10	0.01
Net realized and unrealized gain/(loss) on investments	(3.60)		(2.34)	2.92	1.22	(3.20)	4.44

Net increase/(decrease) in net assets resulting from operations	(3.45)		(2.17)	3.06	1.27	(3.10)	4.45

Dividends and distributions to shareholders from:
Net investment income	—		(0.15)	(0.09)	(0.03)	(0.03)	—
Net realized gains	—		—	(0.03)	—	—	(0.01)

Total dividends and distributions to shareholders	—		(0.15)	(0.12)	(0.03)	(0.03)	(0.01)

Redemption fees	—		— (2)	— (2)	— (2)	0.01	0.01

Net asset value, end of period	$17.71		$21.16	$23.48	$20.54	$19.30	$22.42

Total investment return(3)	(16.30)%		(9.18)%	14.90%	6.61%	(13.75)%	24.83%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$19,737		$31,583	$46,435	$53,447	$58,360	$56,113
Ratio of expenses to average net assets	1.45	%(4)	1.45%	1.49%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment, if any(5)	1.45	%(4)	1.45%	1.45%	1.46%	1.51%	1.57%
Ratio of net investment income to average net assets	1.55	%(4)	0.75%	0.67%	0.27%	0.51%	0.05%
Portfolio turnover rate	3.37	%(6)	7.76%	5.65%	5.21%	7.48%	2.20%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

WHV INTERNATIONAL EQUITY FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C Shares
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Period November 13, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$21.13		$21.89

Net investment income(1)	0.07		0.07
Net realized and unrealized loss on investments	(3.59)		(0.64)

Net decrease in net assets resulting from operations	(3.52)		(0.57)

Dividends and distributions to shareholders from:
Net investment income	—		(0.19)
Net realized gains	—		—

Total dividends and distributions to shareholders	—		(0.19)

Redemption Fees	—		—	(2)

Net asset value, end of period	$17.61		$21.13

Total investment return(3)	(16.66)%		(2.54)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$142		$171
Ratio of expenses to average net assets	2.20	%(4)	2.20	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	2.20	%(4)	2.20	%(4)
Ratio of net investment income to average net assets	0.80	%(4)	0.74	%(4)
Portfolio turnover rate	3.37	%(6)	7.76	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.05 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Notannualized.

The accompanying notes are an integral part of the financial statements.

14

WHV INTERNATIONAL EQUITY FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I Shares
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$21.20		$23.53	$20.59	$19.35	$22.47	$17.99

Net investment income(1)	0.17		0.24	0.20	0.11	0.15	0.05
Net realized and unrealized gain/(loss) on investments	(3.61)		(2.36)	2.92	1.22	(3.21)	4.45

Net increase/(decrease) in net assets resulting from operations	(3.44)		(2.12)	3.12	1.33	(3.06)	4.50

Dividends and distributions to shareholders from:
Net investment income	—		(0.21)	(0.15)	(0.09)	(0.07)	(0.02)
Net realized gains	—		—	(0.03)	—	—	(0.01)

Total dividends and distributions to shareholders	—		(0.21)	(0.18)	(0.09)	(0.07)	(0.03)

Redemption fees	—		— (2)	— (2)	— (2)	0.01	0.01

Net asset value, end of period	$17.76		$21.20	$23.53	$20.59	$19.35	$22.47

Total investment return(3)	(16.23)%		(8.94)%	15.18%	6.88%	(13.51)%	25.12%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$211,391		$369,610	$347,791	$320,190	$256,268	$193,361
Ratio of expenses to average net assets	1.20	%(4)	1.20%	1.24%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment, if any(5)	1.20	%(4)	1.20%	1.20%	1.21%	1.27%	1.32%
Ratio of net investment income to average net assets	1.80	%(4)	1.11%	0.92%	0.58%	0.77%	0.24%
Portfolio turnover rate	3.37	%(6)	7.76%	5.65%	5.21%	7.48%	2.20%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

15

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The WHV International Equity Fund ( The “Fund” ) is a diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on December 19, 2008. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $1 million or more of Class A Shares of each Fund (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $1 million or more where the selling broker-dealer did not receive a commission. A CDSC of up to 1.00% will be assessed when Class C Shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class C Shares where the selling broker-dealer did not receive a commission.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair

16

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investments, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1	—	quoted prices in active markets for identical securities;

●	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$213,493,316	$213,493,316	$ —	$ —

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

17

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Fund’s investment income, expenses (other than class specific) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

18

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against

19

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

2. Transactions with Affiliates and Related Parties

WHV serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions) do not exceed 1.25% (on an annual basis) of the Fund’s average daily net assets. The Expense Limitation will remain in place until August 31, 2016 for the Fund, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. For the period ended October 31, 2015, the Adviser did not waive or reimburse any fees.

Hirayama Investments, LLC (“Hirayama” or the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Sub-Adviser provides certain services pursuant to a sub-advisory agreement among WHV, the Sub-Adviser and the Trust, on behalf of the Fund. Sub-Advisory fees are paid by WHV, not the Fund.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

20

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (“the Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Fund’s Class A and Class C Shares, respectively.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2015, was $16,440. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2015, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$9,709,057	$104,242,921

4. Capital Share Transactions

For the six months ended October 31, 2015 and the period ended April 30, 2015, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Period Ended April 30, 2015*
	Shares	Amount	Shares	Amount
Class A Shares
Sales	153,373	$3,054,517	703,258	$14,776,254
Reinvestments	—	—	9,795	194,717
Redemption Fees**	—	—	—	319

21

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Period Ended April 30, 2015*
	Shares	Amount	Shares	Amount
Redemptions	(531,432)	(9,719,748)	(1,198,191)	(25,802,579)

Net decrease	(378,059)	$(6,665,231)	(485,138)	$(10,831,289)

Class C Shares
Sales.	—	$—	10,431	$215,594
Reinvestments	—	—	24	473
Redemptions	—	—	(2,365)	(49,005)

Net increase	—	$—	8,090	$167,062

Class I Shares
Sales.	3,663,858	$66,175,102	9,471,602	$204,602,356
Reinvestments	—	—	123,257	2,452,823
Redemption Fees**	—	—	—	2,734
Redemptions	(9,199,323)	(166,738,079)	(6,939,607)	(146,238,889)

Net increase/(decrease)	(5,535,465)	$(100,562,977)	2,655,252	$60,819,024

Total net increase/(decrease)	(5,913,524)	$(107,228,208)	2,178,204	$50,154,797

*Class C Shares commenced operations on November 13, 2014.

**Prior to September 1, 2014, there was a 2.00% redemption fee that may have been charged on shares redeemed which had been held for 60 days or less. The redemption fee was retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in-capital. Effective September 1, 2014, this redemption fee was discontinued and is no longer charged.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

22

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

For the year ended April 30, 2015, the tax characters of distributions paid by the Fund was $3,868,351 of ordinary income dividends. For the year ended April 30, 2014, the tax characters of distributions paid by the Fund was $2,344,381 of ordinary income dividends and $450,271, of long-term capital gains dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
$(4,134,604)	$3,131,487	$—	$40,641,485	$(2,492,598)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$212,860,448

Gross unrealized appreciation	$46,371,700
Gross unrealized depreciation	(45,738,832)

Net unrealized appreciation	$632,868

Accumulated capital losses represent net capital loss carryovers as of April 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of April 30, 2015, the Fund had capital loss carryforwards of $4,134,604, of which $53,307 were short-term losses, $4,081,297 are long-term losses, and all have an unlimited period of capital loss carryforward.

23

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

24

WHV INTERNATIONAL EQUITY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 948-4685 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory and Sub-Advisory Agreements

At an in-person meeting held on September 21-22, 2015 (the “Meeting”), the Board of Trustees (“Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”),unanimously approved (a) the continuation of the advisory agreement (the “Agreement”) between the Trust, on behalf of the WHV International Equity Fund (the “Fund”), and WHV Investments, Inc. (“WHV” or the “Adviser”); and (b) the continuation of the sub-advisory agreement (the “Sub-advisory Agreement” and together with the Agreement, the “Agreements”) among WHV, Hirayama Investments, LLC (“Hirayama” or “Sub-Adviser”) and the Trust, on behalf of the Fund. In determining whether to approve the Agreements, the Trustees considered information provided by WHV and Hirayama in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that WHV and Hirayama each provided regarding (i) the services performed for the Fund, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser and Sub-Adviser, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between the Fund and other clients (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on WHV’s or Hirayama’s ability to service the Fund, and (x) compliance with investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements. The Trustees noted the reports provided at Board meetings throughout the year covering matters including: the relative performance of the Fund; compliance with the investment objectives, policies, strategies and

25

WHV INTERNATIONAL EQUITY FUND

Other Information (Continued)

(Unaudited)

limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreements.

Representatives from WHV and Hirayama attended the Meeting both in person and via teleconference and discussed the firms’ histories, performance and investment strategies in connection with the proposed continuation of the Agreements and answered questions from the Board.

The Trustees considered the investment performance for the Fund, the Adviser and Sub-Adviser. The Trustees reviewed relevant peer comparative rankings and historical performance charts which showed the performance for the Fund’s Class A and Class I shares for the year to date, one year, two year, three year, five year and since inception periods ended June 30, 2015 as compared to (i) the Lipper International Large-Cap Growth Fund category, the Fund’s applicable Lipper peer group, and (ii) the MSCI EAFE Index (Net Dividends). The Trustees noted that the Class A and Class I shares of the Fund underperformed each of the MSCI EAFE Index (Net Dividends) and the median of the Lipper International Large-Cap Growth Fund category for the year to date, one year, two year, three year, five year and since inception periods ended June 30, 2015. The Fund’s Class C shares, which commenced operations in November 2014, underperformed the Index and median of the Lipper category for the since inception period ended June 30, 2015. The Trustees also received performance information for the Fund’s Class I shares for the one year, three year, five year and since inception periods ended June 30, 2015 as compared to the comparable separate account composite and the MSCI EAFE Index (Gross). The Trustees noted that the Fund’s Class I shares underperformed the comparable separate account composite and MSCI EAFE Index (Gross) for the one year, three year, five year and since inception periods ended June 30, 2015. The Trustees also reviewed WHV’s and Hirayama’s commentary regarding the performance data and the various factors contributing to the Fund’s short- and long-term performance, as applicable. The Trustees took note of the various periods where the Fund underperformed its Lipper peer group and MSCI EAFE Index, both gross and net. The Trustees noted that while absolute performance was positive for certain periods ended June 30, 2015, the Fund’s relative performance lagged the median of its Lipper peer group. The Trustees considered explanations provided by WHV and Hirayama regarding the various factors contributing to the relative underperformance of the Fund, including, among other things, differences in the Fund’s investment strategies and portfolio construction in comparison to the peer funds included in the Lipper peer group. The Board discussed with WHV and Hirayama the reasons behind such results for the Fund, including the steps being undertaken by WHV and Hirayama to seek to improve such performance. The Trustees considered other factors that supported the continuation of the Agreements, including that the Sub-Adviser’s investment decisions, such as security selection and sector allocation, contributing to such underperformance were consistent with the Fund’s investment objective and policies. Taking note of the WHV’s and Hirayama’s discussion of (i) the various factors contributing to the Fund’s performance and (ii) their continuing commitment to the Fund’s current investment strategy, the Independent Trustees concluded that the investment performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

26

WHV INTERNATIONAL EQUITY FUND

Other Information (Continued)

(Unaudited)

WHV and Hirayama provided information regarding the advisory fees and an analysis of these fees in relation to the services provided to the Fund and any other ancillary benefit resulting from the Adviser’s and Sub-Adviser’s relationship with the Fund. The Trustees also reviewed information regarding the fees the Adviser and Sub-Adviser charge to other clients and evaluated explanations provided by the Adviser and Sub-Adviser as to differences in fees charged to the Fund and other similarly managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus other similarly managed funds. With respect to advisory fees and expenses, the Trustees noted that the net total expense ratio of the Fund’s Class A shares was lower than, and the gross advisory fee of the Fund’s Class A shares was higher than, the median of the net total expense ratios and gross advisory fees of funds with a similar share class in the Lipper International Large-Cap Growth Fund category with $500 million or less in assets. The Trustees noted that due to the limited operating history of the Fund’s Class C shares, the net total expense ratio presented for such Class was based on the estimates reflected in the most recent prospectus for the Fund’s Class C shares. The Trustees further noted that the net total expense ratio and the gross advisory fee of the Fund’s Class C shares and Class I shares were higher than the median of the net total expense ratios and the gross advisory fees of funds with similar share classes in the Lipper International Large-Cap Growth Fund category with $500 million or less in assets. The Trustees concluded that the advisory and sub-advisory fees and services provided by WHV and Hirayama, respectively, are consistent with those of other advisers or sub-advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting.

The Board considered the level and depth of knowledge of WHV and Hirayama, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by WHV and Hirayama, the Board took into account its familiarity with WHV and Hirayama’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account WHV’s and Hirayama’s compliance policies and procedures and reports regarding WHV’s and Hirayama’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Fund by WHV and Hirayama and concluded that the nature, extent and quality of the services provided by WHV and Hirayama were appropriate and consistent with the terms of the Agreements, that the quality of the services appeared to be consistent with industry norms and that the Fund is likely to benefit from the retention of those services. They also concluded that WHV and Hirayama have sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

27

WHV INTERNATIONAL EQUITY FUND

Other Information (Concluded)

(Unaudited)

The Trustees considered the costs of the services provided by WHV and Hirayama, the compensation and benefits received by WHV and Hirayama in providing services to the Fund and WHV’s and Hirayama’s profitability. The Trustees were provided with WHV’s most recent audited financial statements and Hirayama’s balance sheet. The Trustees noted that WHV’s and Hirayama’s levels of profitability are appropriate factors to consider, and the Trustees should be satisfied that WHV’s and Hirayama’s profits are sufficient to continue as a healthy concern generally and as investment advisers of the Fund specifically. The Trustees noted that the sub-advisory fees under the Sub-advisory Agreement with respect to the Fund were paid by the Adviser out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser. The Trustees concluded that WHV’s and Hirayama’s fees derived from their relationship with the Trust, in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the Fund.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders, but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the continuation of the Agreement between the Trust and WHV and the Sub-advisory Agreement between WHV and Hirayama, the Board considered all factors it deemed relevant and the information presented to the Board by WHV and Hirayama. In arriving at its decision, the Trustees did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreements would be in the best interest of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of each Agreement for an additional one year period.

28

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Investment Adviser

WHV Investments, Inc.

301 Battery Street

Suite 400

San Francisco, CA 94111-3203

Sub-Adviser

Hirayama Investments, LLC

301 Battery Street

Suite 400

San Francisco, CA 94111-3203

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

WHV-1015

WHV INTERNATIONAL

EQUITY FUND

of

FundVantage Trust

Class A Shares

Class C Shares

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the WHV International Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the WHV International Equity Fund.

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Total Returns for the Periods Ended October 31, 2015†

	Six Months	Since Inception
Class A Shares (with sales charge)*	-2.85%	1.57%
Class A Shares (without sales charge)*	3.05%	7.76%
Class I Shares*	3.16%	7.90%
Barclays Capital U.S. Aggregate Bond Index	-0.10%	1.09%***

Class C Shares**		2.67%
Barclays Capital U.S. Aggregate Bond Index		0.23%***

†	Not Annualized.

*	Class A and I Shares of the Fund commenced operations on December 16, 2014.

**	Class C Shares of the Fund commenced operations on May 1, 2015.

***	Benchmark performance is from inception date of Class only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower  or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.75%. The returns shown for Class C reflect a 1.00% contingent deferred sales charge (“CDSC”).

The Fund’s total annual gross and net operating expense ratios, as stated in the current prospectus dated September 1, 2015, are 2.89% and 1.67% for Class A Shares, 3.64% and 2.42% for Class C Shares and 2.64% and 1.42% for Class I Shares, respectively, of  the Fund’s average daily net assets. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. WHV Investments, Inc. (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions, do not exceed 1.42% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2018 unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed. The net ratios shown do not include acquired fund fees and expenses estimated to be 0.02% annually.

Under a separate contractual agreement, the Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund in an amount equal to the Fund’s dividend and interest expense on securities sold short through August 31, 2016. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund evaluates its performance as compared to that of the Barclays Capital U.S. Aggregate Bond Index. Barclays Capital U.S. Aggregate Bond Index is an intermediate term, broad-based index comprised of most U.S. traded investment grade bonds. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund seeks current income and capital appreciation by investing primarily in corporate fixed income and/or equity securities, without restriction as to issuer capitalization, country, credit quality and bond maturity. It takes long positions in securities believed to be undervalued and short positions in securities believed to be overvalued. The potential loss on a short sale theoretically is unlimited because the price of the borrowed security may rise without limit. A rise in interest rates typically causes a decline in the value of fixed income securities. The Fund may invest in non-investment grade fixed income securities, sometimes known as “high-yield bonds” or “junk bonds,” which may subject the Fund to greater credit risk, price volatility and risk of loss than investment grade securities.

1

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015 through October 31, 2015, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Fund Expense Disclosure (Concluded)

October 31, 2015

(Unaudited)

	WHV/Acuity Tactical Credit Long/Short Fund

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period
Class A Shares
Actual	$1,000.00	$1,030.50	$ 9.44*
Hypothetical (5% return before expenses)	1,000.00	1,015.84	9.37*
Class C Shares †
Actual	$1,000.00	$1,026.70	$13.25**
Hypothetical (5% return before expenses)	1,000.00	1,012.07	13.15**
Class I Shares
Actual	$1,000.00	$1,031.60	$ 8.17*
Hypothetical (5% return before expenses)	1,000.00	1,017.09	8.11*

†	Class C Shares commenced operations on May 1, 2015.

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2015 of 1.85% and 1.60% for Class A and Class I Shares, respectively, of the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six month total returns for the Fund of 3.05% and 3.16% for Class A and Class I Shares, respectively. These amounts include dividends paid on securities which the Fund has sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense were 0.16% and 0.18% for Class A and Class I Shares, respectively, of the Fund’s average net assets.

**

Actual Expenses are equal to an annualized expense ratio for the period beginning May 1, 2015, commencement of operations to October 31, 2015 of 2.60% for Class C Shares, of the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 366 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual total returns for the Class since commencement of operations of 2.67% for Class C Shares. Hypothetical expenses are as if the Class had been in existence from May 1, 2015, and are equal to its annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 366 to reflect the period. These amounts include dividends paid on securities which the Fund has sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 0.19% of average net assets for the period from May 1, 2015 to October 31, 2015.

3

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

	% of Net Assets	Value

Corporate Bonds and Notes
Retail	13.1%	$ 6,047,012
Media	11.5	5,319,531
Software	11.0	5,068,750
Telecommunications	10.1	4,659,542
Food	10.0	4,635,470
Distribution/Wholesale	9.8	4,525,000
Commercial Services	5.4	2,482,063
Holding Companies-Diversified	4.6	2,141,838
Machinery-Construction & Mining	4.4	2,017,500
Environmental Control	4.2	1,958,875
Healthcare-Products	3.8	1,751,062
Oil & Gas Services	2.8	1,290,000
Healthcare-Services	2.2	992,500
Biotechnology	2.1	980,000
Aerospace & Defense	1.9	896,750
Auto Manufacturers	1.7	802,500
Computers	1.4	642,672
Lodging	1.3	583,000
Diversified Financial Services	0.9	392,000
Liabilities in Excess of Other Assets	(2.2)	(997,117)
NET ASSETS	100.0%	$46,188,948

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 102.2%
Aerospace & Defense — 1.9%
TransDigm, Inc. 7.50%, 07/15/2021	$850,000	$896,750

Auto Manufacturers — 1.7%
FCA US LLC/CG Co-Issuer, Inc. 8.25%, 06/15/2021	750,000	802,500

Biotechnology — 2.1%
Concordia Healthcare Corp. (Canada) 9.50%, 10/21/2022 (a)	1,000,000	980,000

Commercial Services — 5.4%
Hertz Corp. (The) 7.50%, 10/15/2018	500,000	511,250
Safway Group Holding, LLC / Safway Finance Corp. 7.00%, 05/15/2018 (a)	1,350,000	1,387,125
United Rentals North America, Inc. 7.38%, 05/15/2020	550,000	583,688

		2,482,063

Computers — 1.4%
SunGard Data Systems, Inc. 7.38%, 11/15/2018	475,000	486,282
SunGard Data Systems, Inc. 7.63%, 11/15/2020	150,000	156,390

		642,672

Distribution/Wholesale — 9.8%
HD Supply, Inc. 11.50%, 07/15/2020	4,000,000	4,525,000

Diversified Financial Services — 0.9%
Jefferies Finance, LLC 7.38%, 04/01/2020 (a)	400,000	392,000

Environmental Control — 4.2%
ADS Waste Holdings, Inc. 8.25%, 10/01/2020	900,000	943,875
Casella Waste Systems, Inc. 7.75%, 02/15/2019	1,000,000	1,015,000

		1,958,875

Food — 10.0%
Albertsons Holdings, LLC/Saturn Acquisition Merger Sub, Inc. 7.75%, 10/15/2022 (a)	2,000,000	2,155,000
Post Holdings, Inc. 8.00%, 07/15/2025 (a)	750,000	813,750
Post Holdings, Inc. 7.38%, 02/15/2022	200,000	210,720
US Foods, Inc. 8.50%, 06/30/2019	1,400,000	1,456,000

		4,635,470

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Healthcare-Products — 3.8%
Kinetic Concepts, Inc. / KCI USA, Inc. 12.50%, 11/01/2019	$1,650,000	$1,751,062

Healthcare-Services — 2.2%
Tenet Healthcare Corp. 6.75%, 06/15/2023	1,000,000	992,500

Holding Companies-Diversified — 4.6%
Argos Merger Sub, Inc. 7.13%, 03/15/2023 (a)	2,035,000	2,141,838

Lodging — 1.3%
Boyd Gaming Corp. 6.88%, 05/15/2023	550,000	583,000

Machinery-Construction & Mining — 4.4%
Blueline Rental Finance Corp. 7.00%, 02/01/2019 (a)	2,000,000	2,017,500

Media — 11.5%
Cablevision Systems Corp. 7.75%, 04/15/2018	2,000,000	2,100,000
Neptune Finco Corp. 10.88%, 10/15/2025 (a)	2,000,000	2,135,000
Univision Communications, Inc. 8.50%, 05/15/2021 (a)	775,000	809,875
WideOpenwest Finance, LLC / WideOpenwest Capital Corp. 10.25%, 07/15/2019	275,000	274,656

		5,319,531

Oil & Gas Services — 2.8%
McDermott International, Inc. (Panama) 8.00%, 05/01/2021 (a)	1,500,000	1,290,000

Retail — 13.1%
Neiman Marcus Group Ltd., LLC 8.00%, 10/15/2021 (a)	220,000	228,525
Neiman Marcus Group Ltd., LLC 8.75% Cash or 9.50% PIK interest, 10/15/2021 , (a)	1,415,000	1,469,760
Petco Holdings, Inc. 8.50% Cash or 9.25% PIK interest, 10/15/2017 , (a)	1,750,000	1,780,625
Rite Aid Corp. 6.13%, 04/01/2023 (a)	1,260,000	1,357,650
Yum! Brands, Inc. 5.35%, 11/01/2043	1,500,000	1,210,452

		6,047,012

Software — 11.0%
First Data Corp. 11.75%, 08/15/2021	$4,000,000	4,560,000

The accompanying notes are an integral part of the financial statements.

5

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Software — (Continued)
First Data Corp. 7.00%, 12/01/2023 (a)	$500,000	$508,750

		5,068,750

Telecommunications — 10.1%
Intelsat Luxembourg SA 7.75%, 06/01/2021	1,600,000	944,000
Level 3 Financing, Inc. 8.63%, 07/15/2020	250,000	264,062
Sprint Corp. 7.63%, 02/15/2025	2,000,000	1,775,000
Wind Acquisition Finance SA (Luxembourg) 7.38%, 04/23/2021 (a)	1,664,000	1,676,480

		4,659,542

TOTAL CORPORATE BONDS AND NOTES (Cost $46,982,300)		47,186,065

TOTAL INVESTMENTS - 102.2% (Cost $46,982,300)		47,186,065
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%		(997,117)

NET ASSETS - 100.0%		$46,188,948

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2015, these securities amounted to $21,143,878 or 45.8% of net assets. These securities have been determined by the Adviser to be liquid securities.

Legend:

PIK	Payment-In-Kind. A security which may pay interest in additional par value and/or in cash. Rates shown are the current rate and possible payment rates.

The accompanying notes are an integral part of the financial statements.

6

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Statement of Assets and Liabilities

October 31, 2015

(Unaudited)

Assets
Investments, at value (Cost $46,982,300)	$47,186,065
Receivable for investments sold	2,412,422
Receivable for capital shares sold	685,460
Dividends receivable	850,535
Prepaid expenses and other assets	90,029

Total assets	51,224,511

Liabilities

Payable for investments purchased	2,231,598
Payable for capital shares redeemed	15,951
Due to Custodian	219,680
Due to Broker	2,489,139
Payable to Investment Adviser	18,128
Payable for administration and accounting fees	13,776
Payable for Trustees and Officers	12,020
Payable for transfer agent fees	11,205
Payable for custodian fees	3,554
Accrued expenses	20,512

Total liabilities	5,035,563

Net Assets	$46,188,948

Net Assets Consist of:
Capital stock, $0.01 par value	$43,557
Paid-in capital	45,670,841
Accumulated net investment income	181,452
Accumulated net realized gain from investments and securities sold short	89,333
Net unrealized appreciation on investments and securities sold short	203,765

Net Assets	$46,188,948

Class A Shares:
Net asset value and redemption price per share ($4,228,108 / 398,911 shares)	$10.60

Maximum offering price per share (100/94.25 of $10.60)	$11.25

Class C Shares:
Net asset value, offering and redemption price per share ($1,572,770 / 148,866 shares)	$10.57

Class I Shares:
Net asset value, offering and redemption price per share ($40,388,070 / 3,807,940 shares)	$10.61

The accompanying notes are an integral part of the financial statements.

7

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Statement of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

Investment Income
Dividends	$4,980
Interest	519,923

Total investment income	524,903

Expenses
Advisory fees (Note 2)	114,011
Administration and accounting fees (Note 2)	35,837
Transfer agent fees (Note 2)	24,963
Audit fees	22,941
Dividends and fees on securities sold short	17,543
Trustees’ and officers’ fees (Note 2)	10,701
Custodian fees (Note 2)	6,815
Registration and filing fees	3,057
Distribution fees (Class A) (Note 2)	2,952
Distribution fees (Class C) (Note 2)	1,662
Shareholder services fees	554
Other expenses	26,390

Total expenses before waivers and reimbursements	267,426

Less: waivers and reimbursements (Note 2)	(106,147)

Net expenses after waivers and reimbursements	161,279

Net investment income	363,624

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(64,841)
Net realized gain from securities sold short	36,255
Net change in unrealized appreciation/(depreciation) on investments	181,183
Net change in unrealized appreciation/(depreciation) on securities sold short	378

Net realized and unrealized gain on investments	152,975

Net increase in net assets resulting from operations	$516,599

The accompanying notes are an integral part of the financial statements.

8

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Period Ended April 30, 2015*
Increase in net assets from operations:
Net investment income	$363,624	$49,051
Net realized gain/(loss) from investments and securities sold short	(28,586)	117,919
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	181,561	22,204

Net increase in net assets resulting from operations	516,599	189,174

Less Dividends and Distributions to Shareholders:
Net investment income:
Class A Shares	(15,568)	(380)
Class C Shares	(4,410)	—
Class I Shares	(179,814)	(32,191)

Total net investment income	(199,792)	(32,571)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	41,298,163	4,417,375

Total increase in net assets	41,614,970	4,573,978

Net assets
Beginning of period	4,573,978	—

End of period	$46,188,948	$4,573,978

Accumulated net investment income, end of period	$181,452	$17,620

*	The Fund commenced operations on December 16, 2014.

The accompanying notes are an integral part of the financial statements.

9

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A Shares
	For the Six Months Ended October 31, 2015 (Unaudited)	For the Period December 16, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$ 10.38	$ 10.00
Net investment income(1)	0.18	0.11
Net realized and unrealized gain on investments	0.13	0.35
Net increase in net assets resulting from operations	0.31	0.46
Dividends and distributions to shareholders from:
Net investment income	(0.09)	(0.08)
Total distributions	(0.09)	(0.08)
Net asset value, end of period	$ 10.60	$ 10.38
Total investment return(2)	3.05%(3)	4.57%(3)
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,228	$ 126
Ratio of expenses to average net assets with waivers and expense reimbursements(4)	1.85%(5)	1.68%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)(7)	2.94%(5)	6.60%(5)
Ratio of net investment income to average net assets	3.46%(5)	2.97%(5)
Portfolio turnover rate	262.69%(3)	532.05%(3)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(3)	Not annualized.
(4)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets would be 1.67% for both the six months ended October 31, 2015 and for the period ended April 30, 2015.
(5)	Annualized.
(6)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets would be 2.76% and 6.60% for the six months ended October 31, 2015 and for the period ended April 30, 2015, respectively.
(7)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

10

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Class C Shares
For the Period May 1, 2015* to October 31, 2015 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$ 10.38
Net investment income(1)	0.16
Net realized and unrealized gain on investments	0.12
Net increase in net assets resulting from operations	0.28
Dividends and distributions to shareholders from:
Net investment income	(0.09)
Total distributions	(0.09)
Net asset value, end of period	$ 10.57
Total investment return(2)	2.67%(3)
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,573
Ratio of expenses to average net assets with waivers and expense reimbursements(4)	2.60%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)(7)	3.69%(5)
Ratio of net investment income to average net assets	3.08%(5)
Portfolio turnover rate	262.69%(3)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect any applicable sales charge.
(3)	Not annualized.
(4)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets would be 2.42% for the period ended October 31, 2015.
(5)	Annualized.
(6)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets would be 3.51% for the period ended October 31, 2015.
(7)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

11

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I Shares
	For the Six Months Ended October 31, 2015 (Unaudited)	For the Period December 16, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$ 10.38	$ 10.00
Net investment income(1)	0.20	0.12
Net realized and unrealized gain on investments	0.14	0.34
Net increase in net assets resulting from operations	0.34	0.46
Dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.08)
Total distributions	(0.11)	(0.08)
Net asset value, end of period	$ 10.61	$ 10.38
Total investment return(2)	3.16%(3)	4.60%(3)
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$40,388	$ 4,448
Ratio of expenses to average net assets with waivers and expense reimbursement(4)	1.60%(5)	1.42%(5)
Ratio of expenses to average net assets without waivers and expense reimbursement(6)(7)	2.69%(5)	6.35%(5)
Ratio of net investment income to average net assets	3.79%(5)	3.22%(5)
Portfolio turnover rate	262.69%(3)	532.05%(3)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Not annualized.
(4)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets would be 1.42% for both the six months ended October 31, 2015 and for the period ended April 30, 2015.
(5)	Annualized.
(6)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets would be 2.51% and 6.35% for the six months ended October 31, 2015 and for the period ended April 30, 2015, respectively.
(7)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

12

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The WHV/Acuity Tactical Credit Long/Short Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on December 16, 2014. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $1 million or more of Class A Shares of the Fund (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $1 million or more where Foreside Funds Distributors LLC (the “Underwriter”) did not pay a commission to the selling broker-dealer. A CDSC of up to 1.00% will be assessed when Class C Shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class C Shares where the selling broker-dealer did not receive a commission.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

13

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 —	quoted prices in active markets for identical securities;

●	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$47,186,065	$—	$47,186,065	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

14

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Short Sales — A Fund’s short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Fund will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. For the six months ended October 31, 2015, the Fund had net rebate charges of $4,162 on securities sold short. This amount is included in dividends and fees on securities sold short on the Statement of Operations.

15

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

For the six months ended October 31, 2015, the Fund incurred financing charges of $240 to finance purchases of long securities. A financing fee is charged to the Fund based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short.

Payment-In-Kind Securities — The Fund may invest in payment-in-kind securities (“PIK”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates, interest rates, and associated risks as the original bonds. For the six months ended October 31, 2015, there were no in-kind payments received by the Fund with respect to PIK securities.

2. Transactions with Affiliates and Related Parties

WHV serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.17% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions, do not exceed 1.42% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees approves its earlier termination. Under a separate contractual agreement, the Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund in an amount equal to the Fund’s dividend and interest expense on securities sold short through August 31, 2016. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

For the six months ended October 31, 2015, the amount of potential recovery was as follows:

Expiration

April 30, 2018	April 30, 2019

$45,147	$106,147

For the six months ended October 31, 2015, the Adviser earned investment advisory fees of $114,011 and waived fees of $106,147.

Acuity Capital Management, LLC (“Acuity” or the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Sub-Adviser provides certain services pursuant to a sub-advisory agreement among WHV, the Sub-Adviser and the Trust, on behalf of the Fund. Sub-Advisory fees are paid by WHV, not the Fund.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

16

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

BNY Mellon and the Custodian have the ability to recover such amounts previously waived if each Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the average daily net assets of the Fund’s Class A and Class C Shares.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees, for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2015 was $1,437. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2015, aggregate purchases and sales of investment securities (excluding other short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$94,163,779	$51,367,238

4. Capital Share Transactions

For the six months/period ended October 31, 2015 and the period from December 16, 2014, commencement of operations, to April 30, 2015, transactions in capital shares of the Fund (authorized shares unlimited) were as follows:

	For the Six Months/Period Ended October 31, 2015 (Unaudited)		For the Period Ended April 30, 2015
	Shares	Amount	Shares	Amount
Class A Shares*
Sales	619,357	$6,491,270	12,074	$123,572
Reinvestments	1,471	15,189	38	380
Redemptions	(234,029)	(2,450,982)	—	—

Net increase	386,799	$4,055,477	12,112	$123,952

Class C Shares**
Sales	148,448	$1,549,345	—	$—
Reinvestments	428	4,410	—	—
Redemptions	(10)	(97)	—	—

Net increase	148,866	$1,553,658	—	$—

17

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

	For the Six Months/Period Ended October 31, 2015 (Unaudited)		For the Period Ended April 30, 2015

	Shares	Amount	Shares	Amount
Class I Shares*
Sales	3,466,498	$36,607,756	425,402	$4,261,489
Reinvestments	13,395	138,394	3,153	32,191
Redemptions	(100,483)	(1,057,122)	(25)	(257)
Net increase	3,379,410	$35,689,028	428,530	$4,293,423
Total net increase	3,915,075	$41,298,163	440,642	$4,417,375

*	Class A and Class I Shares commenced operations on December 16, 2014.
**	Class C Shares commenced operations on May 1, 2015.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the period ended April 30, 2015, the tax character of distributions paid by the Fund was $32,571 of ordinary income dividends. Distributions from short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2015 the components of distributable earnings on a tax basis were as follows:

				Qualified
Capital Loss	Undistributed	Undistributed	Unrealized	Late-Year	Other Temporary
Carryforward	Ordinary Income	Long-Term Gain	Appreciation	Losses	Differences

$—	$135,539	$—	$22,204	$—	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

18

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

As of October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$46,982,300

Gross unrealized appreciation	$703,588
Gross unrealized depreciation	(499,823)

Net unrealized appreciation	$203,765

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the period ended April 30, 2015, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2015. For the period ended April 30, 2015, the Fund had no loss deferrals.

Accumulated capital losses represent net capital loss carryovers as of April 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2015, the fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 948-4685 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

20

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Investment Adviser

WHV Investments, Inc.

301 Battery Street

Suite 400

San Francisco, CA 94111-3203

Sub-Adviser

Acuity Capital Management, LLC

60 Arch Street

2nd Floor

Greenwich, CT 06830

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

ACU-1015

As Sub-Advised by

WHV/ACUITY

TACTICAL CREDIT

LONG/SHORT FUND

of

FundVantage Trust

Class A Shares

Class C Shares

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the WHV/Acuity Tactical Credit Long/Short Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the WHV/Acuity Tactical Credit Long/Short Fund.

WHV/EAM International Small Cap Equity Fund

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015

	Six Months†	1 Year	Since Inception
Class A Shares (with sales charge)(a)	-8.05%	-2.02%	-2.92%
Class A Shares (without sales charge)(a)	-2.40%	3.99%	1.19%
Class I Shares(a)	-2.30%	4.19%	1.39%
MSCI ACWI ex USA Small Cap Index(b)	-6.27%	1.53%	-3.56%
Russell Global ex-U.S. Small Cap Growth Index(b)	-7.14%	0.75%	-3.63%

Total Return for the Period Ended October 31, 2015
			Since Inception†
Class C Shares(c)			-6.01%
MSCI ACWI ex USA Small Cap Index(d)			-3.25%
Russell Global ex-U.S. Small Cap Growth Index(d)			-4.50%

†   Not Annualized.

(a)	Class A and I Shares of the WHV/EAM International Small Cap Equity Fund (the “Fund”) commenced operations on May 27, 2014.

(b)	Benchmark performance is from the inception date of Class A and I Shares of the Fund (May 27, 2014) only and is not the inception date of the benchmark itself.

(c)	Class C Shares of the Fund commenced operations on July 13, 2015.

(d)	Benchmark performance is from the inception date of Class C Shares of the Fund (July 13, 2015) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 42.57% and 1.65%, respectively, for Class A Shares, 43.32% and 2.40%, respectively, for Class C Shares and 42.32% and 1.40%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2015, and may differ from the actual expenses incurred by the Fund for the period covered by this report. WHV Investments, Inc. (the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses excluding taxes, “Acquired Fund” fees and expenses, dividend and interest expense on short sales of securities, interest, extraordinary items and brokerage commissions do not exceed 1.65% with respect to Class A Shares, 2.40% with respect to Class C Shares and 1.40% with respect to Class I Shares (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2018 unless the Board of Trustees of FundVantage Trust ( the “Trust”) approves its earlier termination. The Advisor is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period up to three years from the year in which the Advisor reduced its compensation and/or assumed expenses for the Fund.

WHV/EAM International Small Cap Equity Fund

Semi-Annual Report

Performance Data (Concluded)

October 31, 2015

(Unaudited)

No recoupment by the Adviser will occur unless the Fund’s expenses are below the Expense Limitation. Total returns would be lower had such fees and expenses not been waived and/or reimbursed, or been higher had such fees and expenses not been recouped. The net ratios shown do not include “Acquired Fund” fees and expenses estimated to be 0.02% annually.

The Fund’s benchmark changed from the Russell Global ex-U.S. Small Cap Growth Index to the MSCI ACWI ex USA Small Cap Index due to the Russell Index no longer being supported past June 30, 2016. The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets countries (excluding the US) and 23 Emerging Market countries. The MSCI ACWI ex USA Small Cap Index covers approximately 14% of the global equity opportunity set outside the US. The Fund’s former benchmark, the Russell Global ex-U.S. Small Cap Growth Index measures the growth segment for the smallest securities in the global equity universe, excluding companies assigned to the U.S. The Russell Global ex-U.S. Small Cap Growth Index includes smaller companies outside the U.S. that have higher growth earning potential as defined by Russell’s leading style methodology. The Russell Global ex-U.S. Small Cap Growth Index is constructed to provide a comprehensive and unbiased barometer of the global growth market, excluding the U.S. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

WHV/EAM Emerging Markets Small Cap Equity Fund

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015

	Six Months†	1 Year	Since Inception
Class A Shares (with sales charge)(a)	-19.64%	-16.51%	-12.26%
Class A Shares (without sales charge)(a)	-14.73%	-11.38%	-8.55%
Class I Shares(a)	-14.59%	-11.07%	-8.26%
MSCI Emerging Markets Small Cap Index(b)	-15.44%	-8.61%	-6.78%
Russell Emerging Markets Small Cap Growth Index(b)	-13.63%	-8.40%	-5.85%

Total Return for the Period Ended October 31, 2015
			Since Inception†
Class C Shares(c)			-13.29%
MSCI Emerging Markets Small Cap Index(d)			-8.92%
Russell Emerging Markets Small Cap Growth Index(d)			-8.89%

†   Not Annualized.

(a)	Class A and I Shares of the WHV/EAM Emerging Markets Small Cap Equity Fund (the “Fund”) commenced operations on May 27, 2014.

(b)	Benchmark performance is from the inception date of Class A and I Shares of the Fund (May 27, 2014) only and is not the inception date of the benchmark itself.

(c)	Class C Shares of the Fund commenced operations on July 13, 2015.

(d)	Benchmark performance is from the inception date of Class C Shares of the Fund (July 13, 2015) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 50.28% and 1.80%, respectively, for Class A Shares, 51.03% and 2.55%, respectively, for Class C Shares and 50.03% and 1.55%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2015, and may differ from the actual expenses incurred by the Fund for the period covered by this report. WHV Investments, Inc. (the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses excluding taxes, “Acquired Fund” fees and expenses, dividend and interest expense on short sales of securities, interest, extraordinary items and brokerage commissions do not exceed 1.80% with respect to Class A shares, 2.55% with respect to Class C shares and 1.55% with respect to Class I shares (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2018 unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Prior to July 10, 2015, the Management Fee was 1.50% and Expense Limitation was 1.75% (on an annual basis) with respect to Class I shares and 2.00% (on an annual basis) with respect to Class A shares. Class C shares were not offered prior to July 10,

WHV/EAM Emerging Markets Small Cap Equity Fund

Semi-Annual Report

Performance Data (Concluded)

October 31, 2015

(Unaudited)

2015. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment by the Adviser will occur unless the Fund’s expenses are below the Expense Limitation. Total returns would be lower had such fees and expenses not been waived and/or reimbursed. The net ratios shown do not include “Acquired Fund” fees and expenses estimated to be 0.02% annually.

The Fund’s benchmark changed from the Russell Emerging Markets Small Cap Growth Index to the MSCI Emerging Markets Small Cap Index due to the Russell Index no longer being supported past June 30,2016. The MSCI Emerging Markets Small Cap Index captures small cap representation across 23 Emerging Markets countries. The MSCI Emerging Markets Small Cap Index covers approximately 14% of the free float-adjusted market capitalization in each country. The small cap segment tends to capture more local economic and sector characteristics relative to larger Emerging Markets capitalization segments. The Fund’s former benchmark, the Russell Emerging Markets Small Cap Growth Index measures the growth segment of the smallest securities located in the global emerging market. The Russell Emerging Markets Small Cap Growth Index includes smaller companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell Emerging Markets Small Cap Growth Index is constructed to provide a comprehensive and unbiased barometer of the global emerging markets growth market. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices. Emerging markets involve additional risks, including lack of market liquidity, currency devaluation, hyperinflation, political or social instability, and other factors.

WHV/EAM FUNDS

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015 through October 31, 2015 for the Funds, and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WHV/EAM FUNDS

Fund Expense Disclosure (Continued)

October 31, 2015

(Unaudited)

	WHV/EAM International Small Cap Equity Fund
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period
Class A Shares*
Actual	$1,000.00	$ 976.00	$ 8.20
Hypothetical (5% return before expenses)	1,000.00	1,016.84	8.36
Class C Shares**
Actual	$1,000.00	$ 939.90	$ 6.93
Hypothetical (5% return before expenses)	1,000.00	1,013.07	12.14
Class I Shares*
Actual	$1,000.00	$ 977.00	$ 6.96
Hypothetical (5% return before expenses)	1,000.00	1,018.10	7.10

	WHV/EAM Emerging Markets Small Cap Equity Fund
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period
Class A Shares*
Actual	$1,000.00	$ 852.70	$ 8.52
Hypothetical (5% return before expenses)	1,000.00	1,015.94	9.27
Class C Shares**
Actual	$1,000.00	$ 867.10	$ 7.35
Hypothetical (5% return before expenses)	1,000.00	1,011.97	13.25
Class I Shares*
Actual	$1,000.00	$ 854.10	$ 7.60
Hypothetical (5% return before expenses)	1,000.00	1,016.94	8.26

*Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2015 of 1.65% and 1.40% for Class A and Class I Shares, respectively, of the WHV/EAM International Small Cap Equity Fund; and 1.83% and 1.63% for Class A and Class I Shares, respectively, of the WHV/EAM Emerging Markets Small Cap Equity Fund; multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184 days), then divided by 366 to reflect the period. Each Fund’s ending account values on the first line in the table are based on the actual six month total returns of (2.40)% and (2.30)% for both Class A and Class I Shares, respectively, of the WHV/EAM International Small Cap Equity Fund; and (14.73)% and (14.59)% for Class A and Class I Shares, respectively, of the WHV/EAM Emerging Markets Small Cap Equity Fund.

**Expenses are equal to an annualized expense ratio for the period from July 13, 2015 (commencement of operations of Class C Shares) through October 31, 2015 of 2.40% for Class C Shares for the WHV/EAM International Small Cap Equity Fund and 2.62% for Class C Shares for the WHV/EAM Emerging Markets Small Cap Equity Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (110), then divided by 366 to reflect the period. The Fund’s ending account values on the first line in the table are based

WHV/EAM FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2015

(Unaudited)

on the actual total return for the Fund since commencement of operations of (6.01)% for Class C Shares for the WHV/EAM International Small Cap Equity Fund and (13.29)% for Class C Shares for the WHV/EAM Emerging Markets Small Cap Equity Fund. Hypothetical expenses are as if the Class C Shares had been in existence from May 1, 2015, and are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 366 to reflect the period.

WHV/EAM INTERNATIONAL SMALL CAP EQUITY FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Textiles, Apparel & Luxury Goods	6.3%	$457,330
Auto Components	5.8	424,494
Hotels, Restaurants & Leisure	5.2	377,967
Food Products	4.6	335,704
Electronic Equipment, Instruments & Components	4.6	333,977
Food & Staples Retailing	4.4	317,458
Semiconductors & Semiconductor Equipment	4.0	290,982
IT Services	3.4	248,560
Specialty Retail	3.3	243,048
Health Care Equipment & Supplies	3.1	230,275
Construction & Engineering	3.1	222,488
Pharmaceuticals	2.9	208,511
Software	2.8	204,951
Building Products	2.8	201,612
Machinery	2.7	197,518
Biotechnology	2.7	193,380
Personal Products	2.6	192,246
Media	2.6	189,184
Internet Software & Services	2.5	183,627
Chemicals	2.4	177,547
Airlines	2.3	164,702
Health Care Providers & Services	2.2	159,031
Household Durables	1.5	111,070

	% of Net Assets	Value
Life Sciences Tools & Services	1.5%	$ 107,689
Internet & Catalog Retail	1.4	102,560
Real Estate Management & Development	1.4	100,787
Communications Equipment	1.3	99,833
Multiline Retail	1.3	98,335
Commercial Services & Supplies	0.8	59,889
Electrical Equipment	0.8	59,481
Beverages	0.8	59,004
Gas Utilities	0.8	58,509
Professional Services	0.8	58,366
Distributors	0.8	57,039
Road & Rail	0.7	53,487
Multi-Utilities	0.7	53,474
Diversified Financial Services	0.7	52,569
Metals & Mining	0.7	50,330
Containers & Packaging	0.7	48,717
Aerospace & Defense	0.7	48,580
Banks	0.7	47,797
Registered Investment Company	4.0	294,956
Other Assets in Excess of Liabilities	1.6	113,288
NET ASSETS	100.0%	$7,290,352

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 94.4%
Australia — 4.2%
Domino’s Pizza Enterprises, Ltd.	1,582	$52,319
Echo Entertainment Group, Ltd.	12,592	45,510
Estia Health, Ltd.	9,605	50,761
Japara Healthcare, Ltd.	23,750	52,216
Orora, Ltd.	29,464	48,717
Treasury Wine Estates, Ltd.	11,789	59,004

		308,527

Belgium — 0.6%
Ablynx NV*	3,366	44,374

Brazil — 1.3%
Iochpe Maxion SA	10,579	43,890
Raia Drogasil SA	4,621	47,917

		91,807

Canada — 3.6%
Canam Group, Inc.	4,344	50,330
Colliers International Group, Inc.	1,037	51,404
Descartes Systems Group, Inc. (The)*	2,674	46,789
Just Energy Group, Inc.	7,276	53,474
Uni-Select, Inc.	1,151	57,039

		259,036

China — 2.0%
China Lesso Group Holdings, Ltd.	56,574	45,741
Cosmo Lady China Holdings Co., Ltd.(a)	49,469	49,210
Tongda Group Holdings, Ltd.	242,732	49,435

		144,386

	Number of Shares	Value

COMMON STOCKS — (Continued)
Denmark — 0.7%
Genmab A/S*	528	$52,103

France — 5.0%
DBV Technologies SA, SP ADR*	1,420	49,231
Nexity SA	1,116	49,383
Parrot SA*	1,169	52,878
Rubis SCA	730	58,509
Sopra Steria Group	479	54,488
Technicolor SA	6,426	43,458
UBISOFT Entertainment*	1,933	57,915

		365,862

Germany — 4.7%
Gerresheimer AG	712	55,518
Jenoptik AG	3,046	49,254
Nordex SE*	1,821	59,481
Sixt SE	959	53,487
SMA Solar Technology AG*	1,448	69,804
Stroeer Media SE	877	55,335

		342,879

India — 6.4%
Emami, Ltd.	2,534	41,417
Escorts, Ltd.	20,916	56,143
Force Motors, Ltd.	1,013	51,843
Granules India, Ltd.	22,732	51,253
KEC International, Ltd.	21,829	44,557
Natco Pharma, Ltd.	1,422	55,700
SpiceJet, Ltd.*	79,399	56,791
Strides Arcolab, Ltd.	2,396	47,299
WNS Holdings, Ltd., ADR*	1,730	58,941

		463,944

The accompanying notes are an integral part of the financial statements.

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Ireland — 0.7%
Kingspan Group PLC	2,154	$52,103

Israel — 0.7%
Frutarom Industries, Ltd.	1,242	53,633

Italy — 4.2%
Astaldi SpA	4,781	38,512
Brembo SpA	1,233	54,346
Geox SpA*	10,592	49,384
OVS SpA(a)*	8,758	60,235
Recordati SpA	2,183	54,259
Yoox Net-A-Porter Group SpA*	1,493	50,621

		307,357

Japan — 17.5%
Adastria Co., Ltd.	865	48,695
Ain Holdings, Inc.	1,178	55,765
Ariake Japan Co., Ltd.	1,443	65,452
ASKUL Corp.	1,415	51,939
Autobacs Seven Co., Ltd.	2,763	48,451
COOKPAD, Inc.	2,372	45,136
Daikyonishikawa Corp.	995	52,637
Ferrotec Corp.	5,565	54,241
Goldwin, Inc.	966	55,150
Kinden Corp.	3,554	46,175
Kose Corp.	565	55,178
Kusuri No Aoki Co., Ltd.	1,170	55,725
Morinaga & Co., Ltd.	11,241	57,243
Nihon M&A Center, Inc.	1,415	58,366
Nissan Chemical Industries, Ltd.	2,299	57,099
Ryohin Keikaku Co., Ltd.	250	50,199
Saizeriya Co., Ltd.	2,078	47,101
Seria Co., Ltd.	1,132	48,136
Skylark Co., Ltd.	3,554	46,227

	Number of Shares	Value

COMMON STOCKS — (Continued)
Japan — (Continued)
Sundrug Co., Ltd.	895	$47,148
Takeuchi Manufacturing Co., Ltd.	2,423	45,642
Toda Corp.	8,555	46,537
Toyota Boshoku Corp.	2,365	50,533
United Arrows, Ltd.	1,234	53,162
V-Cube, Inc.*	2,024	36,646

		1,278,583

Luxembourg — 0.8%
Regus PLC	11,631	59,889

Malaysia — 0.9%
Top Glove Corp. Bhd	27,884	61,588

Mexico — 3.0%
Controladora Vuela Cia de Aviacion SAB de CV, ADR*	3,409	57,919
Gruma SAB de CV, Class B	3,348	51,382
Grupo Lala SAB de CV	21,425	54,724
Nemak SAB de CV(a)*	36,772	53,206

		217,231

Netherlands — 1.4%
Euronext NV(a)	1,197	52,569
TomTom NV*	4,512	48,930

		101,499

Norway — 0.6%
XXL ASA(a)	4,362	46,660

South Africa — 0.6%
Net 1 UEPS Technologies, Inc.*	2,487	42,354

South Korea — 8.4%
CJ CGV Co., Ltd.	452	41,064

The accompanying notes are an integral part of the financial statements.

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
CJ Freshway Corp.	725	$46,779
Cosmax, Inc.	294	49,374
DIO Corp.*	2,084	51,749
DuzonBizon Co., Ltd.	2,750	51,711
Hansol Technics Co., Ltd.*	2,096	45,978
HS R&A Co., Ltd.	1,206	43,300
Kyung Dong Navien Co., Ltd.	1,441	47,694
NongShim Co., Ltd.	185	59,786
Toptec Co., Ltd.	2,402	70,542
Value Added Technologies Co., Ltd.	1,689	57,491
WiSoL Co., Ltd.	3,481	49,250

		614,718

Spain — 1.4%
Melia Hotels International SA	3,852	55,623
Zeltia SA*	10,745	47,672

		103,295

Sweden — 2.2%
NetEnt AB	876	49,761
Saab AB, Class B	1,725	48,580
Unibet Group PLC, SDR	728	64,116

		162,457

Switzerland — 4.2%
Tecan Group AG	383	52,171
Temenos Group AG	1,039	48,536
U-Blox AG	261	50,417
Valiant Holding AG	414	47,797
Wizz Air Holdings PLC(a)*	1,711	49,992
Ypsomed Holding AG	452	59,447

		308,360

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — 8.9%
Compeq Manufacturing Co., Ltd.	67,834	$44,460
De Licacy Industrial Co., Ltd.	59,225	60,227
Elite Material Co., Ltd.	23,901	48,834
Feng TAY Enterprise Co., Ltd.	7,360	42,174
Hota Industrial Manufacturing Co., Ltd.	18,147	60,162
Iron Force Industrial Co., Ltd.	9,231	51,093
Li Cheng Enterprise Co., Ltd.	8,791	54,219
Macauto Industrial Co., Ltd.	10,765	59,217
Makalot Industrial Co., Ltd.	5,802	44,174
Namchow Chemical Industrial Co., Ltd.	21,735	47,117
Pou Chen Corp.	30,173	42,557
Sercomm Corp.	20,232	46,955
TCI Co., Ltd.	15,239	46,277

		647,466

Thailand — 3.5%
Bumrungrad Hospital PCL	9,242	56,054
Forth Corp. PCL	179,326	44,728
KCE Electronics PCL	27,656	48,016
Unique Engineering & Construction PCL	77,392	46,707
Vanachai Group PCL	123,390	56,074

		251,579

United Kingdom — 5.3%
Card Factory PLC	8,287	46,080
Cineworld Group PLC	5,806	49,327

The accompanying notes are an integral part of the financial statements.

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Domino’s Pizza Group PLC	3,991	$67,071
Greggs PLC	3,504	64,124
Just Eat PLC*	7,942	52,084
Paysafe Group PLC*	9,603	44,863
Redrow PLC	8,707	62,140

		385,689

United States — 1.6%
Luxoft Holding, Inc.*	719	47,914
Trinseo SA*	2,059	66,815

		114,729

TOTAL COMMON STOCKS (Cost $6,382,808)		6,882,108

REGISTERED INVESTMENT COMPANY — 4.0%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	294,956	294,956

TOTAL REGISTERED INVESTMENT COMPANY (Cost $294,956)		294,956

Value

TOTAL INVESTMENTS - 98.4% (Cost $6,677,764)	$7,177,064
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	113,288

NET ASSETS - 100.0%	$7,290,352

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2015, these securities amounted to $311,872 or 4.3% of net assets. These securities have been determined by the Adviser to be liquid securities.
*	Non-income producing.

Legend:
ADR	American Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SDR	Swedish Depository Receipt
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Textiles, Apparel & Luxury Goods	7.9%	$303,507
Food Products	7.6	290,481
Pharmaceuticals	7.2	276,706
Electronic Equipment, Instruments & Components	6.8	259,807
Auto Components	6.4	245,356
Semiconductors & Semiconductor Equipment	4.9	189,246
Machinery	4.6	176,163
Health Care Equipment & Supplies	4.3	163,199
Software	3.2	121,606
Electrical Equipment	3.1	120,530
Building Products	3.1	119,767
Food & Staples Retailing	3.1	117,089
Personal Products	3.0	116,362
IT Services	2.8	109,267
Health Care Providers & Services	2.3	88,437
Airlines	1.9	70,954
Media	1.6	61,445
Construction & Engineering	1.6	60,650
Transportation Infrastructure	1.6	59,905
Aerospace & Defense	1.5	58,377
Chemicals	1.5	57,773

	% of Net Assets	Value
Household Durables	1.5%	$56,193
Internet Software & Services	1.4	52,560
Life Sciences Tools & Services	0.9	32,849
Banks	0.8	32,485
Paper & Forest Products	0.8	31,577
Hotels, Restaurants & Leisure	0.8	31,247
Industrial Conglomerates	0.8	30,926
Trading Companies & Distributors	0.8	28,849
Capital Markets	0.7	28,732
Professional Services	0.7	28,279
Insurance	0.7	28,268
Wireless Telecommunication Services	0.7	26,285
Technology Hardware Storage & Peripherals	0.7	26,244
Communications Equipment	0.7	26,063
Internet & Catalog Retail	0.6	23,045
Registered Investment Company	6.2	237,803
Other Assets in Excess of Liabilities	1.2	47,612

NET ASSETS	100.0%	$3,835,644

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 92.6%
Brazil — 2.2%
Iochpe Maxion SA	5,650	$23,441
Raia Drogasil SA	3,092	32,062
Sul America SA	5,759	28,268

		83,771

China — 8.2%
China Dongxiang Group Co., Ltd.	129,038	32,654
China Lesso Group Holdings, Ltd.	31,431	25,412
China NT Pharma Group Co., Ltd.*	118,700	29,183
Chinasoft International, Ltd.*	62,371	27,034
Cogobuy Group(a)*	23,609	23,045
Cosmo Lady China Holdings Co., Ltd.(a)	29,429	29,275
Hiroca Holdings, Ltd.	6,815	26,688
NetDragon Websoft, Inc.	10,206	28,162
Sinosoft Technology Group, Ltd.	50,695	28,741
Tongda Group Holdings, Ltd.	139,160	28,342
Xinyi Solar Holdings, Ltd.	89,645	35,637

		314,173

Hong Kong — 1.4%
China Traditional Chinese Medicine Co., Ltd.*	38,132	28,839
SmarTone Telecommunications Holdings, Ltd.	14,848	26,285

		55,124

India — 17.1%
Aditya Birla Nuvo, Ltd.	982	30,926
Amara Raja Batteries, Ltd.	2,098	28,943

	Number of Shares	Value

COMMON STOCKS — (Continued)
India — (Continued)
Ashok Leyland, Ltd.	24,369	$34,796
Bharat Electronics, Ltd.	1,555	29,538
Cummins India, Ltd.	2,042	33,558
Dishman Pharmaceuticals & Chemicals, Ltd.	5,923	32,849
Emami, Ltd.	1,543	25,219
Escorts, Ltd.	10,481	28,133
Force Motors, Ltd.	691	35,364
Glenmark Pharmaceuticals, Ltd.	1,847	27,949
Granules India, Ltd.	15,607	35,188
Jubilant Life Sciences, Ltd.	5,614	35,034
KEC International, Ltd.	13,868	28,307
LA Opala RG, Ltd.	3,552	29,483
MRF, Ltd.	42	25,554
Natco Pharma, Ltd.	833	32,629
SpiceJet, Ltd.*	55,369	39,603
Sterlite Technologies, Ltd.	19,405	27,720
Strides Arcolab, Ltd.	1,425	28,131
Tata Elxsi, Ltd.	1,197	33,300
WNS Holdings, Ltd., ADR*	945	32,196

		654,420

Indonesia — 1.4%
AKR Corporindo Tbk PT	67,166	28,849
Sawit Sumbermas Sarana Tbk PT	191,122	26,502

		55,351

Malaysia — 2.4%
Berjaya Auto Bhd	1	—
SKP Resources Bhd	63,629	20,871
Top Glove Corp. Bhd	16,605	36,676

The accompanying notes are an integral part of the financial statements.

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Malaysia — (Continued)
VS Industry Bhd	96,646	$34,876

		92,423

Mexico — 6.3%
Alsea SAB de CV	9,535	31,247
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	18,422	31,351
Gruma SAB de CV, Class B	2,342	35,943
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,379	30,476
Grupo Aeroportuario Del Sureste SAB de CV, Class B	1,899	29,429
Grupo Lala SAB de CV	11,597	29,621
Industrias Bachoco SAB de CV, Class B	5,306	24,150
Nemak SAB de CV(a)*	20,331	29,417

		241,634

South Africa — 5.2%
Capitec Bank Holdings, Ltd.	752	32,485
Clicks Group, Ltd.	3,643	26,572
EOH Holdings, Ltd.	2,255	24,901
Investec, Ltd.	3,473	28,732
Mondi, Ltd.	1,359	31,577
Net 1 UEPS Technologies, Inc.*	1,476	25,136
Pioneer Foods Group, Ltd.	1,966	28,166

		197,569

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — 19.8%
Boryung Pharmaceutical Co., Ltd.	519	$25,244
CJ CGV Co., Ltd.	324	29,435
CJ E&M Corp.*	438	32,010
CJ Freshway Corp.	445	28,713
Cosmax, Inc.	173	29,054
Daou Technology, Inc.	1,210	26,223
DIO Corp.*	1,180	29,301
DuzonBizon Co., Ltd.	1,670	31,403
Firstec Co., Ltd.	5,627	28,839
Hansae Co., Ltd.	653	32,088
Hansol Technics Co., Ltd.*	1,162	25,490
HS R&A Co., Ltd.	686	24,630
Hyundai Greenfood Co., Ltd.	1,423	29,742
InBody Co., Ltd.	645	27,779
INITECH Co., Ltd.*	3,254	26,337
KONA I Co., Ltd.	821	26,243
Kyung Dong Navien Co., Ltd.	825	27,306
NongShim Co., Ltd.	102	32,963
Ottogi Corp.	34	31,232
PNE Solution Co., Ltd.*	4,192	28,114
Samlip General Foods Co., Ltd.	100	24,652
Sang-A Frontec Co., Ltd.	2,848	24,021
Toptec Co., Ltd.	1,237	36,328
Value Added Technologies Co., Ltd.	1,013	34,481
WiSoL Co., Ltd.	2,248	31,805
Yuhan Corp.	148	36,656

		760,089

The accompanying notes are an integral part of the financial statements.

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — 22.4%
Adlink Technology, Inc.	—	$1
Basso Industry Corp.	13,408	26,710
Bioteque Corp.	1	2
Bon Fame Co., Ltd.	8,100	29,495
Chlitina Holding, Ltd.	4,328	35,278
Compeq Manufacturing Co., Ltd.	41,197	27,002
De Licacy Industrial Co., Ltd.	31,745	32,282
Elite Advanced Laser Corp.	6,835	28,826
Elite Material Co., Ltd.	12,782	26,116
Feng TAY Enterprise Co., Ltd.	4,341	24,875
Global Lighting Technologies, Inc.	16,784	33,771
Iron Force Industrial Co., Ltd.	5,229	28,942
LCY Chemical Corp.*	35,286	31,317
Li Cheng Enterprise Co., Ltd.	5,775	35,617
LuxNet Corp.	12,134	33,971
Macauto Industrial Co., Ltd.	6,776	37,274
Makalot Industrial Co., Ltd.	3,960	30,152
Namchow Chemical Industrial Co., Ltd.	13,180	28,571
Nantex Industry Co., Ltd.	31,385	26,456
Pou Chen Corp.	19,339	27,276
Sercomm Corp.	11,230	26,063
Sporton International, Inc.	4,672	28,279
Standard Foods Corp.	11,891	28,681
Taiwan FU Hsing Industrial Co., Ltd.	20,989	34,825

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — (Continued)
TCI Co., Ltd.	8,829	$26,811
TTY Biopharm Co., Ltd.	9,543	27,036
Tung Thih Electronic Co., Ltd.	5,109	41,989
United Orthopedic Corp.	13,782	34,960
Voltronic Power Technology Corp.	2,804	35,753
Yi Jinn Industrial Co., Ltd.	70,807	29,793

		858,124

Thailand — 4.6%
Bumrungrad Hospital PCL	5,160	31,296
Chularat Hospital PCL	417,944	27,958
Forth Corp. PCL	107,245	26,749
KCE Electronics PCL	15,508	26,925
Unique Engineering & Construction PCL	53,590	32,343
Vanachai Group PCL	70,908	32,224

		177,495

United States — 1.6%
IntelliEPI, Inc.	8,289	29,194
Nexteer Automotive Group, Ltd.	29,067	30,862

		60,056

TOTAL COMMON STOCKS (Cost $3,406,543)		3,550,229

REGISTERED INVESTMENT COMPANY — 6.2%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	237,803	237,803

TOTAL REGISTERED INVESTMENT COMPANY(Cost $237,803)		237,803

The accompanying notes are an integral part of the financial statements.

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

Value

TOTAL INVESTMENTS - 98.8% (Cost $3,644,346)	$3,788,032
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	47,612

NET ASSETS - 100.0%	$3,835,644

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2015, these securities amounted to $81,737 or 2.1% of net assets. These securities have been determined by the Adviser to be liquid securities.
*	Non-income producing.

Legend:
ADR	American Depository Receipt
PCL	Public Company Limited

The accompanying notes are an integral part of the financial statements.

WHV/EAM FUNDS

Statements of Assets and Liabilities

October 31, 2015

(Unaudited)

	WHV/EAM	WHV/EAM
	International	Emerging Markets
	Small Cap	Small Cap
	Equity Fund	Equity Fund
Assets
Investments, at value (Cost $6,677,764 and $3,644,346, respectively)	$7,177,064	$3,788,032
Foreign currency (Cost $0 and $87,282, respectively)	—	87,284
Receivable for investments sold	274,890	133,476
Dividends and interest receivable	5,998	1,511
Receivable from Investment Adviser	42,157	41,637
Prepaid expenses and other assets	35,094	33,813
Total assets	7,535,203	4,085,753
Liabilities
Payable for investments purchased	102,443	171,543
Foreign currency overdraft (Cost $85,809 and $0, respectively)	85,728	—
Payable for transfer agent fees	18,703	26,834
Payable for administration and accounting fees	12,804	15,195
Payable for Trustees and Officers	12,485	12,485
Payable for legal fees	5,569	8,191
Payable for printing fees	3,749	4,701
Payable for distribution fees	375	266
Accrued expenses	2,995	10,894
Total liabilities	244,851	250,109
Net Assets	$7,290,352	$3,835,644
Net Assets Consist of:
Capital stock, $0.01 par value	$ 7,151	$ 4,346
Paid-in capital	7,413,538	4,203,002
Accumulated net investment loss	(11,229)	(2,649)
Accumulated net realized loss from investments	(617,799)	(514,815)
Net unrealized appreciation on investments and foreign currency transactions	498,691	145,760
Net Assets	$7,290,352	$3,835,644

The accompanying notes are an integral part of the financial statements.

WHV/EAM FUNDS

Statements of Assets and Liabilities (Concluded)

October 31, 2015

(Unaudited)

	WHV/EAM	WHV/EAM
	International	Emerging Markets
	Small Cap	Small Cap
	Equity Fund	Equity Fund
Class A Shares:
Net asset value and redemption price per share ($1,407,761 / 138,434 shares) and ($1,210,139 / 137,507 shares), respectively	$10.17	$8.80
Maximum offering price per share (100/94.25 of $10.17 and 100/94.25 of $8.80), respectively	$10.79	$9.34

Class C Shares:
Net asset value, offering and redemption price per share ($150,025 / 14,762 shares) and ($4,336 / 492 shares), respectively	$10.16	$8.81

Class I Shares:
Net asset value, offering and redemption price per share ($5,732,566 / 561,949 shares) and ($2,621,169 / 296,604 shares), respectively	$10.20	$8.84

The accompanying notes are an integral part of the financial statements.

WHV/EAM FUNDS

Statements of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

	WHV/EAM	WHV/EAM
	International	Emerging Markets
	Small Cap	Small Cap
	Equity Fund	Equity Fund
Investment Income
Dividends	$ 34,935	$ 28,550
Less: foreign taxes withheld	(3,169)	(3,593)
Total investment income	31,766	24,957
Expenses
Advisory fees (Note 2)	31,770	18,383
Custodian fees (Note 2)	100,516	91,874
Administration and accounting fees (Note 2)	45,575	45,575
Transfer agent fees (Note 2)	37,854	37,854
Audit fees	19,776	19,776
Legal fees	7,831	7,827
Trustees’ and officers’ fees (Note 2)	6,385	6,388
Registration and filing fees	5,863	5,856
Printing and shareholder reporting fees	5,270	8,006
Distribution fees (Class A) (Note 2)	1,272	771
Distribution fees (Class C) (Note 2)	222	10
Shareholder service fees	74	3
Other expenses	5,161	5,162
Total expenses before waivers and reimbursements	267,569	247,485
Less: waivers and reimbursements (Note 2)	(227,295)	(224,961)
Net expenses after waivers and reimbursements	40,274	22,524
Net investment income/(loss)	(8,508)	2,433
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(484,372)	(392,866)
Net realized loss from foreign currency transactions	(8,380)	(9,729)
Net change in unrealized appreciation/(depreciation) on investments	243,501	(30,640)
Net change in unrealized appreciation/(depreciation) on foreign currency transactions	(752)	2,078
Net realized and unrealized loss on investments	(250,003)	(431,157)
Net decrease in net assets resulting from operations	$(258,511)	$(428,724)

The accompanying notes are an integral part of the financial statements.

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2015	Period Ended
	(Unaudited)	April 30, 2015*
Increase/(decrease) in net assets from operations:
Net investment loss	$ (8,508)	$ (1,290)
Net realized loss from investments and foreign currency transactions	(492,752)	(126,631)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	242,749	255,942
Net increase/(decrease) in net assets resulting from operations	(258,511)	128,021
Increase in Net Assets Derived from Capital Share Transactions (Note 4)	4,994,118	2,426,724
Total increase in net assets	4,735,607	2,554,745
Net assets
Beginning of period	2,554,745	—
End of period	$7,290,352	$2,554,745
Accumulated net investment loss, end of period	$ (11,229)	$ (2,721)

*	The Fund commenced operations on May 27, 2014.

The accompanying notes are an integral part of the financial statements.

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2015	Period Ended
	(Unaudited)	April 30, 2015*
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$ 2,433	$ (3,645)
Net realized loss from investments and foreign currency transactions	(402,595)	(113,880)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	(28,562)	174,322
Net increase/(decrease) in net assets resulting from operations	(428,724)	56,797
Increase in Net Assets Derived from Capital Share Transactions (Note 4)	2,896,266	1,311,305
Total increase in net assets	2,467,542	1,368,102
Net assets
Beginning of period	1,368,102	—
End of period	$3,835,644	$1,368,102
Accumulated net investment loss, end of period	$ (2,649)	$ (5,082)

*	The Fund commenced operations on May 27, 2014.

The accompanying notes are an integral part of the financial statements.

WHV/EAM INTERNATIONAL SMALL CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A Shares
	For the Six Months Ended October 31,2015 (Unaudited)		For the Period May 27, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$10.42		$10.00

Net investment loss(1)	(0.03)		(0.03)
Net realized and unrealized gain/(loss) on investments	(0.22)		0.45

Net increase/(decrease) in net assets resulting from operations	(0.25)		0.42

Redemption fees	—		—	(2)

Net asset value, end of period	$10.17		$10.42

Total investment return(3)	(2.40)%		4.20%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$1,408		$460
Ratio of expenses to average net assets	1.65	%(4)	1.65	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements(5)	9.91	%(4)	42.98	%(4)
Ratio of net investment loss to average net assets	(0.51	)%(4)	(0.36	)%(4)
Portfolio turnover rate	98.77	%(6)	173.00	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

WHV/EAM INTERNATIONAL SMALL CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C Shares
	For the Period July 13, 2015* to October 31, 2015 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.81
Net investment loss	(0.03)
Net realized and unrealized loss on investments	(0.62)

Net decrease in net assets resulting from operations	(0.65)

Net asset value, end of period	$10.16

Total investment return(1)	(6.01)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$150
Ratio of expenses to average net assets	2.40	%(2)
Ratio of expenses to average net assets without waivers and expense reimbursements(3)	10.75	%(2)
Ratio of net investment loss to average net assets	(1.37	)%(2)
Portfolio turnover rate	98.77	%(4)

*	Commencement of operations.
(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(2)	Annualized.
(3)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(4)	Not annualized.

The accompanying notes are an integral part of the financial statements.

WHV/EAM INTERNATIONAL SMALL CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I Shares
	For the Six Months Ended October 31,2015 (Unaudited)		For the Period May 27, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$10.44		$10.00

Net investment loss(1)	(0.01)		(0.01)
Net realized and unrealized gain/(loss) on investments	(0.23)		0.45

Net increase/(decrease) in net assets resulting from operations	(0.24)		0.44

Redemption fees	—		—	(2)

Net asset value, end of period	$10.20		$10.44

Total investment return(3)	(2.30)%		4.40%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$5,733		$2,095
Ratio of expenses to average net assets	1.40	%(4)	1.40	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements(5)	9.62	%(4)	42.30	%(4)
Ratio of net investment loss to average net assets	(0.25	)%(4)	(0.11	)%(4)
Portfolio turnover rate	98.77	%(6)	173.00	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

WHV/EAM EMERGING MARKETS SMALL CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A Shares
	For the Six Months Ended October 31,2015 (Unaudited)		For the Period May 27, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$10.32		$10.00

Net investment loss(1)	(0.01)		(0.07)
Net realized and unrealized gain/(loss) on investments	(1.51)		0.39

Net increase/(decrease) in net assets resulting from operations	(1.52)		0.32

Net asset value, end of period	$8.80		$10.32

Total investment return(2)	(14.73)%		3.20%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$1,210		$142
Ratio of expenses to average net assets	1.83	%(3)	2.00	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	17.62	%(3)	56.87	%(3)
Ratio of net investment loss to average net assets	(0.32	)%(3)	(0.73	)%(3)
Portfolio turnover rate	146.42	%(5)	214.00	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

WHV/EAM EMERGING MARKETS SMALL CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C Shares
	For the Period July 13, 2015* to October 31, 2015 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.16

Net investment loss	(0.02)
Net realized and unrealized loss on investments	(1.33)

Net decrease in net assets resulting from operations	(1.35)

Net asset value, end of period	$8.81

Total investment return(1)	(13.29)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$4
Ratio of expenses to average net assets	2.62	%(2)
Ratio of expenses to average net assets without waivers and expense reimbursements(3)	19.85	%(2)
Ratio of net investment loss to average net assets	(0.59	)%(2)
Portfolio turnover rate	146.42	%(4)

*	Commencement of operations.
(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(2)	Annualized.
(3)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(4)	Not annualized.

The accompanying notes are an integral part of the financial statements.

WHV/EAM EMERGING MARKETS SMALL CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I Shares
	For the Six Months Ended October 31,2015 (Unaudited)		For the Period May 27, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$10.35		$10.00

Net investment income/(loss)(1)	0.02		(0.04)
Net realized and unrealized gain/(loss) on investments	(1.53)		0.39

Net increase/(decrease) in net assets resulting from operations	(1.51)		0.35

Net asset value, end of period	$8.84		$10.35

Total investment return(2)	(14.59)%		3.50%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$2,620		$1,226
Ratio of expenses to average net assets	1.63	%(3)	1.75	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	18.70	%(3)	50.21	%(3)
Ratio of net investment income/(loss) to average net assets	0.33	%(3)	(0.48	)%(3)
Portfolio turnover rate	146.42	%(5)	214.00	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

WHV/EAM FUNDS

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund (each a “Fund” and together the “Funds”) are diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on May 27, 2014. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds offer separate classes of shares, Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $1 million or more of Class A Shares of each Fund (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $1 million or more where the selling broker-dealer was not paid a commission. A CDSC of up to 1.00% will be assessed when Class C Shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class C Shares where the selling broker-dealer did not receive a commission.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds.

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	—	quoted prices in active markets for identical securities;

● Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3	—	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

  The following is a summary of the inputs used, as of October 31, 2015, in valuing each Fund’s investments carried at fair value:

WHV/EAM International Small Cap Equity Fund	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$308,527	$—	$308,527	$—
Belgium	44,374	—	44,374	—
Brazil	91,807	91,807	—	—
Canada	259,036	259,036	—	—
China	144,386	49,210	95,176	—
Denmark	52,103	—	52,103	—
France	365,862	49,231	316,631	—
Germany	342,879	—	342,879	—
India	463,944	58,941	405,003	—
Ireland	52,103	—	52,103	—
Israel	53,633	—	53,633	—
Italy	307,357	—	307,357	—
Japan	1,278,583	—	1,278,583	—
Luxembourg	59,889	—	59,889	—
Malaysia	61,588	—	61,588	—
Mexico	217,231	217,231	—	—
Netherlands	101,499	—	101,499	—
Norway	46,660	—	46,660	—
South Africa	42,354	42,354	—	—
South Korea	614,718	—	614,718	—
Spain	103,295	—	103,295	—
Sweden	162,457	—	162,457	—
Switzerland	308,360	59,447	248,913	—
Taiwan	647,466	—	647,466	—
Thailand	251,579	—	251,579	—
United Kingdom	385,689	46,080	339,609	—
United States	114,729	114,729	—	—
Registered Investment Company	294,956	294,956	—	—

Total Investments in Securities	$7,177,064	$1,283,022	$5,894,042	$—

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

WHV/EAM Emerging Markets Small Cap Equity Fund	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$83,771	$83,771	$—	$—
China	314,173	29,275	284,898	—
Hong Kong	55,124	—	55,124	—
India	654,420	32,196	622,224	—
Indonesia	55,351	—	55,351	—
Malaysia	92,423	—	92,423	—
Mexico	241,634	241,634	—	—
South Africa	197,569	25,136	172,433	—
South Korea	760,089	—	760,089	—
Taiwan	858,124	—	858,124	—
Thailand	177,495	—	177,495	—
United States	60,056	—	60,056	—
Registered Investment Company	237,803	237,803	—	—

Total Investments in Securities	$3,788,032	$649,815	$3,138,217	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period.

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2015, there were transfers from level 1 to 2 of $186,811 due to fair value adjustments in the WHV/EAM International Small Cap Equity Fund. The WHV/EAM Emerging Markets Small Cap Equity Fund had no transfers between Levels 1, 2 and 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, each Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Emerging Markets Risk — Each Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

2. Transactions with Affiliates and Related Parties

WHV serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.15% and 1.30% for the WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund, respectively, of each Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the WHV/EAM International Small Cap Equity Fund and the WHV/EAM Emerging Markets Small Cap Equity Fund to the extent necessary to ensure that the Fund’s total operating expenses excluding taxes, “Acquired Fund” fees and expenses, dividend and interest expense on short sales of securities, interest, extraordinary items and brokerage commissions do not exceed 1.65% with respect to Class A Shares, 2.40% with respect to Class C Shares and 1.40% with respect to Class I Shares (on an annual basis) of the WHV/EAM International Small Cap Equity Fund’s average daily net assets and 1.80% with respect to Class A Shares, 2.55% with respect to Class C Shares and 1.55% with respect to Class I Shares (on an annual basis) of the WHV/EAM Emerging Markets Small Cap Equity Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place with respect to each Fund until August 31, 2018 unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Prior to July 10, 2015, the Management Fee for WHV/EAM Emerging Markets Small Cap Equity Fund was 1.50% and Expense Limitation was 1.75% (on an annual basis) with respect to Class I shares and 2.00% (on an annual basis) with respect to Class A shares. Class C shares were not offered for WHV/EAM Emerging Markets Small Cap Equity Fund prior to July 10, 2015. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for a Fund. No recoupment by the Adviser will occur unless a Fund’s expenses are below the respective Expense Limitation.

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

For the six months ended October 31, 2015, investment advisory fees accrued were $31,770 and $18,383 for the WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund, respectively. For the six months ended October 31, 2015, the Adviser waived investment advisory fees of $31,770 and $18,383 and reimbursed fees of $195,525 and $206,578 for the WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund, respectively.

As of October 31, 2015, the amounts of potential recoupment by the Adviser for each Fund was as follows:

	Expiration
	Expiration April 30, 2018	Expiration April 30, 2019
WHV/EAM International Small Cap Equity Fund	$338,196	$227,295
WHV/EAM Emerging Markets Small Cap Equity Fund	318,170	224,961

EAM Global Investors, LLC (“EAM Global” or “Sub-Adviser”) serves as the sub-adviser to the Funds. The Sub-Adviser provides certain services pursuant to a sub-advisory agreement among WHV, the Sub-Advisor and the Trust, on behalf of the Funds. Sub-Advisory fees are paid by WHV, not the Funds.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon and the Custodian have the ability to recover amounts previously waived in prior years if each Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (“the Underwriter”) provides principal underwriting services to the Funds.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, each Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Funds during the six months ended October 31, 2015, was $319 and $170 for WHV/EAM International Small Cap Equity Fund and Emerging Markets Small Cap Equity Fund, respectively. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Funds or the Trust.

3. Investment in Securities

For the six months ended October 31, 2015, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Funds were as follows:

	Purchases	Sales
WHV/EAM International Small Cap Equity Fund	$9,833,961	$5,068,503
WHV/EAM Emerging Markets Small Cap Equity Fund	6,226,522	3,543,620

4. Capital Share Transactions

For the six months ended October 31, 2015 and for the period from May 27, 2014 (commencement of operations) through April 30, 2015, transactions in capital shares (authorized shares unlimited) were as follows:

	WHV/EAM International
	Small Cap Equity Fund
	For the
	Six Months Ended		For the
	October 31, 2015		Period Ended
	(Unaudited)		April 30, 2015
	Shares	Amount	Shares	Amount
Class A Shares
Sales	107,566	$1,125,404	44,115	$446,555
Redemptions	(13,247)	(134,604)	—	—

Net increase	94,319	$990,800	44,115	$446,555

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

	WHV/EAM International
	Small Cap Equity Fund
	For the
	Six Months Ended		For the
	October 31, 2015		Period Ended
	(Unaudited)		April 30, 2015
	Shares	Amount	Shares	Amount
Class C Shares*
Sales	14,762	$155,000	—	$—

Net increase	14,762	$155,000	—	$—

Class I Shares
Sales	371,408	$3,953,216	203,816	$2,010,916
Redemptions	(10,067)	(104,898)	(3,208)	(30,747)

Net increase	361,341	$3,848,318	200,608	$1,980,169

Total net increase	470,422	$4,994,118	244,723	$2,426,724

	WHV/EAM Emerging Markets
	Small Cap Equity Fund
	For the
	Six Months Ended		For the
	October 31, 2015		Period Ended
	(Unaudited)		April 30, 2015
	Shares	Amount	Shares	Amount
Class A Shares
Sales	136,138	$1,280,221	15,229	$156,915
Redemptions	(12,418)	(108,901)	(1,442)	(13,255)

Net increase	123,720	$1,171,320	13,787	$143,660

Class C Shares*
Sales	492	$5,000	—	$—

Net increase	492	$5,000	—	$—

Class I Shares
Sales	183,424	$1,770,867	122,756	$1,207,997
Redemptions	(5,301)	(50,921)	(4,275)	(40,352)

Net increase	178,123	$1,719,946	118,481	$1,167,645

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

WHV/EAM Emerging Markets
Small Cap Equity Fund
For the
	Six Months Ended		For the
	October 31, 2015		Period Ended
	(Unaudited)		April 30, 2015
	Shares	Amount	Shares	Amount
Total net increase	302,335	$2,896,266	132,268	$1,311,305

*    Class C Shares of the Fund commenced operations on July 13, 2015.

As of April 30, 2015, the following Funds had shareholders that held 10% or more of the outstanding shares of the Funds:

WHV/EAM International Small Cap Equity Fund
(Affiliated Shareholder)	74%
WHV/EAM Emerging Markets Small Cap Equity Fund
(Affiliated Shareholder)	87%

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of April 30, 2015 the components of distributable earnings on a tax basis were as follows:

					Qualified
	Capital Loss	Undistributed	Undistributed	Unrealized	Late-Year
	Carryforward	Ordinary Income	Long-Term Gain	Appreciation	Losses
WHV/EAM International Small Cap Equity Fund	$(39,550)	$1,440	$—	$252,804	$(86,520)
WHV/EAM Emerging Markets Small Cap Equity Fund	$(40,087)	$—	$—	$173,292	$(76,180)

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
WHV/EAM International Small Cap Equity Fund	$6,677,764	$659,377	$(160,077)	$499,300
WHV/EAM Emerging Markets Small Cap Equity Fund	3,644,346	268,695	(125,009)	143,686

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the period ended April 30, 2015, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2015. For the period ended April 30, 2015, the Funds deferred to May 1, 2015 the following losses:

	Late-Year Ordinary	Short-Term Capital
	Losses Deferral	Loss Deferral
WHV/EAM International Small Cap Equity Fund	$1,282	$85,238
WHV/EAM Emerging Markets Small Cap Equity Fund	4,398	71,782

 Accumulated capital losses represent net capital loss carryforwards as of April 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of April 30, 2015, the WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund had short-term capital losses of $39,550 and $40,087, respectively.

WHV/EAM FUNDS

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

WHV/EAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 948-4685 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on September 21-22, 2015 (the “Meeting”), the Board of Trustees (“Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement (the “Agreement”) between the Trust, on behalf of the WHV/EAM Emerging Markets Small Cap Equity Fund and WHV/EAM International Small Cap Equity Fund (each a “Fund” and collectively, the “Funds”), and WHV Investments, Inc. (“WHV” or the “Adviser”) for an additional one year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the Funds, (ii) the size and qualifications of the Adviser’s staff, (iii) any potential or actual material conflicts of interest in relation to the Adviser’s management of the Funds and other clients and oversight of the Funds’ sub-adviser in this regard, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Funds, (x) compliance with the Funds’ investment objective, policies and practices (including codes of ethics and proxy voting policies), and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with the Adviser and the Funds’ sub-adviser at Board meetings throughout the year covering matters including:

WHV/EAM FUNDS

Other Information (Continued)

(Unaudited)

the relative performance of the Funds; compliance with the investment objectives, policies, strategies and limitations for the Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. At the Meeting, the Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from WHV attended the Meeting both in person and via teleconference. The representatives from WHV discussed the firm’s history, track record and investment services in connection with the proposed approval of the Agreement and answered questions from the Board.

The Trustees considered the investment performance information for the Funds. The Trustees reviewed performance information for the Funds Class A and Class I shares as compared to their respective Lipper categories for the year to date, one year and since inception periods ended June 30, 2015. The Trustees also received performance information for the Funds’ Class I shares as compared to their respective benchmark indices as well as the similarly managed account or comparable separate account composite (of the Funds’ sub-adviser) for the one year and since inception periods ended June 30, 2015. The Trustees also reviewed commentary provided by the Adviser and the Funds’ sub-adviser regarding the performance data and the various factors contributing to the Funds’ performance. They concluded that the investment performance of the Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Funds and any other ancillary benefits resulting from the Adviser’s relationship with the Funds. The Trustees considered the fees that the Funds’ sub-adviser charges to its separately managed accounts, and evaluated the explanations provided as to the differences in the aggregate fees charged to the Fund and such separately managed accounts. The Trustees concluded that the advisory fee and services to be provided by the Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided at the Meeting.

With respect to comparative performance information and advisory fees and expenses, the Board considered, among other data, the specific factors set forth below with respect to the Funds:

WHV/EAM International Fund. With respect to advisory fees and expenses, the Trustees noted that the net total expense ratio and the gross advisory fee of the WHV/EAM International Fund’s Class A shares and Class I shares were higher than the net total expense ratio and the gross advisory fee of the median of funds with a similar share class in the Lipper International Small/Mid Growth category, with $250 million or less in assets. The Trustees noted that due to the limited operating history of the Fund, the net total expense ratio presented was based on the estimates reflected in the Fund’s most

WHV/EAM FUNDS

Other Information (Continued)

(Unaudited)

recent prospectus. With respect to performance, the Trustees noted that the Class A shares and Class I shares of the WHV/EAM International Fund outperformed the Lipper International Small/Mid Growth category, the Fund’s applicable Lipper peer group, for the year to date, one year and since inception periods ended June 30, 2015.

WHV/EAM Emerging Markets Fund. With respect to advisory fees and expenses, the Trustees noted that the net total expense ratio and the gross advisory fee of the WHV/EAM Emerging Markets Fund’s Class A shares and Class I shares were higher than the net total expense ratio and the gross advisory fee of the median of funds with a similar share class in the Lipper Emerging Market Fund category, with $250 million or less in assets. The Trustees noted that due to the limited operating history of the Fund, the net total expense ratio presented was based on the estimates reflected in the Fund’s most recent prospectus. With respect to performance, the Trustees noted that the Class A shares and Class I shares of the WHV/EAM Emerging Markets Fund outperformed the Lipper Emerging Market Fund category, the Fund’s applicable Lipper peer group, for the year to date, one year and since inception periods ended June 30, 2015.

The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Trustees also took into account the compliance policies and procedures of WHV, and reports regarding WHV’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Funds by the Adviser and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the Agreement. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Funds as well as the Adviser’s profitability. It was noted that the Adviser’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Funds specifically. The Trustees concluded that the Adviser’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Funds were reasonable, taking into account the growth and size of the Funds and the quality of services provided by the Adviser and the expense limitations agreed to by the Adviser.

WHV/EAM FUNDS

Other Information (Continued)

(Unaudited)

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Funds for the benefit of fund shareholders, but that because such economies of scale did not yet exist and were not likely to exist in the near term, the Adviser did not believe it was appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the continuation of the Agreement with respect to each Fund, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interest of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to each Fund for an additional one year period.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

WHV Investments, Inc.

301 Battery Street

Suite 400

San Francisco, CA 94111-3203

Sub-Adviser

EAM Global Investors, LLC

2533 South Coast Highway 101

Suite 240

Cardiff-by-the-Sea, CA 92007

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

EAM-1015

As Sub-Advised by

WHV/EAM INTERNATIONAL SMALL CAP EQUITY FUND

WHV/EAM EMERGING

MARKETS SMALL CAP

EQUITY FUND

of

FundVantage Trust

Class A Shares

Class C Shares

Class I Shares

SEMI-ANNUAL REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund.

Rivington Diversified International Equity Fund by WHV

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Total Returns for the Period Ended October 31, 2015*
	Since Inception**
Class A Shares (with sales charge)	-14.80%
Class A Shares (without sales charge)	-9.60%
Class I Shares	-9.50%
MSCI ACWI ex USA Index	-8.71%**	*

*	Not Annualized.
**	The Rivington Diversified International Equity Fund by WHV (the “Fund”) commenced operations on June 24, 2015.
***	Benchmark performance is from inception date of the Fund (June 24, 2015) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or  higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.75%.

The Fund’s total annual Fund gross and net operating expense ratios are 2.09% and 1.24%, respectively, for Class A Shares and 1.84% and 0.99%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated June 30, 2015, and may differ from the actual expenses incurred by the Fund for the period covered by this report. WHV Investments, Inc. (the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of  the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, any class-specific expenses (such as distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items, and brokerage commissions, do not exceed 0.99% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2018 unless the Board of Trustees of FundVantage Trust ( the “Trust”) approves its earlier termination. The Advisor is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period up to three years from the year in which the Advisor reduced its compensation and/or assumed expenses for the Fund. No recoupment by the Adviser will occur unless the Fund’s expenses are below the Expense Limitation. Total returns would be lower had such fees and expenses not been waived and/or reimbursed, or been higher had such fees and expenses not been recouped.

The Fund evaluates its performance as compared to that of the MSCI ACWI ex USA Index, which captures large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the US) and 23 Emerging Markets countries. With 1,839 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S. It is impossible to invest directly in an index.

1

Rivington Diversified International Equity Fund by WHV

Semi-Annual Report

Performance Data (Concluded)

October 31, 2015

(Unaudited)

All mutual fund investing involves risk, including possible loss of principal. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

2

Rivington Diversified Global Equity Fund by WHV

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Total Returns for the Period Ended October 31, 2015*
	Since Inception**
Class A Shares (with sales charge)	-11.97%
Class A Shares (without sales charge)	-6.60%
Class I Shares	-6.50%
MSCI ACWI Index	-4.96%*	**

*	Not Annualized.
**	The Rivington Diversified Global Equity Fund by WHV (the “Fund”) commenced operations on June 24, 2015.
***	Benchmark performance is from inception date of the Fund (June 24, 2015) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or  higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.75%.

The Fund’s total annual Fund gross and net operating expense ratios are 2.08% and 1.24%, respectively, for Class A Shares and 1.83% and 0.99%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated June 30, 2015, and may differ from the actual expenses incurred by the Fund for the period covered by this report. WHV Investments, Inc. (the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of  the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, any class-specific expenses (such as distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items, and brokerage commissions, do not exceed 0.99% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2018 unless the Board of Trustees of FundVantage Trust ( the “Trust”) approves its earlier termination. The Advisor is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period up to three years from the year in which the Advisor reduced its compensation and/or assumed expenses for the Fund. No recoupment by the Adviser will occur unless the Fund’s expenses are below the Expense Limitation. Total returns would be lower had such fees and expenses not been waived and/or reimbursed, or been higher had such fees and expenses not been recouped.

The Fund evaluates its performance as compared to that of the MSCI ACWI Index, which captures large and mid-cap representation across 23 Developed Markets and 23 Emerging Markets countries. With 2,476 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

3

Rivington Funds by WHV

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from June 24, 2015 (commencement of operations) through October 31, 2015 for the Funds, and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Rivington Funds by WHV

Fund Expense Disclosure (Concluded)

October 31, 2015

(Unaudited)

	Rivington Diversified International Equity Fund by WHV
	Beginning Account Value	Ending Account Value	Expenses Paid
	June 24, 2015	October 31, 2015	During Period*
Class A Shares
Actual	$1,000.00	$ 904.00	$4.16
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.29
Class I Shares
Actual	$1,000.00	$ 905.00	$3.32
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.03

	Rivington Diversified Global Equity Fund by WHV
	Beginning Account Value	Ending Account Value	Expenses Paid
	June 24, 2015	October 31, 2015	During Period*
Class A Shares
Actual	$1,000.00	$ 934.00	$4.23
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.29
Class I Shares
Actual	$1,000.00	$ 935.00	$3.38
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.03

*

Expenses are equal to an annualized expense ratio for the period June 24, 2015 (commencement of operations) to October 31, 2015 of 1.24% and 0.99% for Class A and Class I Shares, respectively, of the Rivington Diversified International Equity Fund by WHV; and 1.24% and 0.99% for Class A and Class I Shares, respectively, of the Rivington Diversified Global Equity Fund by WHV; multiplied by the average account value over the period, multiplied by the number of days in the most recent period (129 days), then divided by 366 to reflect the period. Each Fund’s ending account values on the first line in the table are based on the actual total returns since commencement of operations on June 24, 2015 of (9.60%) and (9.50%) for both Class A and Class I Shares, respectively of the Rivington Diversified International Equity Fund by WHV; and (6.60%) and (6.50%) for Class A and Class I Shares, respectively of the Rivington Diversified Global Equity Fund by WHV. Hypothetical expenses are as if the Fund had been in existence from May 1, 2014, and are equal to its annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 366 to reflect the period.

5

Rivington Diversified International Equity Fund by WHV

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Banks	16.1%	$160,083
Insurance	14.6	145,099
Diversified Financial Services	6.6	64,929
Oil Gas & Consumable Fuels	5.8	57,440
Auto Components	4.8	47,871
Media	4.3	42,203
Pharmaceuticals	4.0	39,846
Food & Staples Retailing	3.9	38,771
Electrical Equipment	3.6	35,613
Food Products	3.1	30,244
Trading Companies & Distributors	2.9	29,125
Multiline Retail	2.8	28,041
Automobiles	2.7	26,718
Capital Markets	2.7	26,324
Biotechnology	2.2	21,518
Technology Hardware Storage & Peripherals	2.1	20,911
Internet Software & Services	2.0	20,090
Semiconductors & Semiconductor Equipment	2.0	19,618
Chemicals	1.9	18,954
Internet & Catalog Retail	1.7	16,742
Machinery	1.7	16,718
Electronic Equipment Instruments & Components	1.4	14,235
Personal Products	1.4	14,198
Household Durables	1.4	13,933
Diversified Telecommunication Services	1.4	13,531
Metals & Mining	1.2	12,367
Road & Rail	0.9	9,353
Distributors	0.9	8,956
Wireless Telecommunication Services	0.9	8,763
Professional Services	0.8	7,964
Aerospace & Defense	0.7	6,795
Pharmaceuticals & Biotechnology	0.5	5,090
Liabilities in Excess of Other Assets	(3.0)	(29,576)

NET ASSETS	100.0%	$992,467

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

Rivington Diversified International Equity Fund by WHV

Portfolio of Investments

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 103.0%
Australia — 3.2%
Australia & New Zealand Banking Group Ltd.	1,000	$19,340
BHP Billiton, Ltd., SP ADR	376	12,367

		31,707

Belgium — 1.6%
KBC Groep NV	258	15,687

Brazil — 0.5%
Banco Bradesco SA, ADR	843	4,586

Canada — 7.7%
Alimentation Couche-Tard, Inc., Class B	293	12,604
Bank of Montreal	90	5,228
Bank Of Nova Scotia (The)	500	23,513
Dollarama, Inc.	251	16,955
Linamar Corp.	218	12,669
Magna International, Inc.	96	5,062

		76,031

China — 5.2%
China Communications Services Corp. Ltd., Class H	14,600	5,857
China Construction Bank Corp., Class H	13,000	9,422
China Life Insurance Co. Ltd., ADR	271	4,894
CNOOC Ltd.	10,000	11,295
NetEase, Inc., ADR	139	20,090

		51,558

Denmark — 4.9%
Danske Bank AS	351	9,657
Novo Nordisk AS, Class B	381	20,232

	Number of Shares	Value

COMMON STOCKS — (Continued)
Denmark — (Continued)
Vestas Wind Systems AS	325	$18,949

		48,838

Finland — 3.1%
Sampo Oyj, Class A	631	30,842

France — 7.0%
AXA SA	910	24,286
Casino Guichard Perrachon SA	118	6,780
Thales SA	94	6,795
TOTAL SA	506	24,470
Valeo SA	48	7,412

		69,743

Germany — 6.4%
Allianz SE, Registered Shares	70	12,255
Continental AG	31	7,444
CTS Eventim AG & Co KGaA	269	10,529
Hannover Rueck SE	146	16,879
Krones AG	139	16,718

		63,825

Hong Kong — 3.5%
AIA Group Ltd.	5,000	29,317
Noble Group Ltd.	14,900	5,350

		34,667

India — 0.8%
Tata Motors, Ltd., SP ADR*	282	8,339

Indonesia — 0.8%
Telekomunikasi Indonesia Tbk PT, SP ADR	193	7,674

The accompanying notes are an integral part of the financial statements.

7

Rivington Diversified International Equity Fund by WHV

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Japan — 17.2%
Century Tokyo Leasing Corp.	500	$16,961
CyberAgent, Inc.	500	20,536
ITOCHU Corp.	1,900	23,775
Mitsubishi Electric Corp.	1,600	16,664
Murata Manufacturing Co., Ltd.	100	14,235
NHK Spring Co., Ltd.	600	6,107
ORIX Corp.	900	13,143
Start Today Co., Ltd.	500	16,742
Sumitomo Mitsui Financial Group, Inc.	600	23,936
Toyota Motor Corp.	300	18,379

		170,478

Mexico — 0.9%
America Movil SAB de CV, SP ADR, Class L	492	8,763

Netherlands — 5.0%
ING Groep NV, CVA	910	13,244
Koninklijke Ahold NV	953	19,387
Royal Dutch Shell PLC, Class A	639	16,739

		49,370

Singapore — 1.7%
DBS Group Holdings Ltd.	1,400	17,213

South Africa — 0.9%
Imperial Holdings Ltd.	688	8,956

South Korea — 2.1%
Samsung Electronics Co. Ltd., GDR	35	20,911

Sweden — 4.8%
Investor AB, Class B	941	34,825

	Number of Shares	Value

COMMON STOCKS — (Continued)
Sweden — (Continued)
Skandinaviska Enskilda Banken AB, Class A	1,236	$12,979

		47,804

Switzerland — 6.8%
BB Biotech AG, Registered Shares	18	5,090
Nestle SA, Registered Shares	396	30,244
Swiss Re AG	58	5,384
UBS Group AG, Registered Shares	1,318	26,324

		67,042

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	548	12,034

Thailand — 1.0%
Krung Thai Bank PCL, NVDR	11,000	5,278
PTT Exploration & Production PCL, NVDR	2,400	4,936

		10,214

United Kingdom — 12.6%
Berkeley Group Holdings PLC	273	13,933
Capita PLC	406	7,964
Dialog Semiconductor PLC*	205	7,584
GKN PLC	2,077	9,177
Legal & General Group PLC	5,275	21,242
Marks & Spencer Group PLC	1,404	11,086

The accompanying notes are an integral part of the financial statements.

8

Rivington Diversified International Equity Fund by WHV

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Shire PLC	259	$19,614
Sky PLC	660	11,138
Stagecoach Group PLC	1,754	9,353
Unilever NV, CVA	314	14,198

		125,289

United States — 4.1%
Gilead Sciences, Inc.	199	21,518
LyondellBasell Industries NV, Class A	204	18,954

		40,472

TOTAL COMMON STOCKS (Cost $1,089,952)		1,022,043

TOTAL INVESTMENTS - 103.0% (Cost $1,089,952)		1,022,043
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%		(29,576)

NET ASSETS - 100.0%		$992,467

*	Non-income producing.

Legend:
ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-Voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

9

Rivington Diversified Global Equity Fund by WHV

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Banks	9.5%	$ 96,986
Insurance	8.8	90,481
Oil Gas & Consumable Fuels	8.7	88,962
Health Care Providers & Services	6.6	67,894
Diversified Financial Services	6.6	67,781
Specialty Retail	6.1	62,235
Food & Staples Retailing	5.6	57,453
Internet Software & Services	4.0	40,625
Media	3.9	40,007
Technology Hardware Storage & Peripherals	3.8	38,837
IT Services	3.7	37,675
Auto Components	3.7	37,425
Textiles Apparel & Luxury Goods	2.5	25,729
Pharmaceuticals	2.5	25,713
Trading Companies & Distributors	2.5	25,299
Electrical Equipment	2.2	22,108
Semiconductors & Semiconductor Equipment	2.0	20,687
Capital Markets	2.0	20,172
Chemicals	1.8	18,582
Aerospace & Defense	1.8	18,140
Software	1.5	15,792
Biotechnology	1.5	15,787
Metals & Mining	1.3	13,406
Multiline Retail	1.0	10,335
Internet & Catalog Retail	1.0	10,045
Diversified Consumer Services	1.0	9,987
Food Products	0.9	9,516
Household Durables	0.9	9,187
Machinery	0.9	9,021
Automobiles	0.9	8,871
Communications Equipment	0.7	7,201
Road & Rail	0.6	6,367
Wireless Telecommunication Services	0.6	6,340
Hotels Restaurants & Leisure	0.6	5,882
Diversified Telecommunication Services	0.5	5,248
Commercial Services & Supplies	0.4	4,466
Liabilities in Excess of Other Assets	(2.6)	(27,050)
NET ASSETS	100.0%	$1,023,192

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

Rivington Diversified Global Equity Fund by WHV

Portfolio of Investments

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 102.6%
Australia — 1.3%
BHP Billiton, Ltd.	673	$11,038
BHP Billiton, Ltd., SP ADR	72	2,368

		13,406

Belgium — 0.7%
KBC Groep NV	110	6,688

Brazil — 0.6%
Banco Bradesco SA, ADR	1,052	5,723

Canada — 4.5%
Alimentation Couche-Tard, Inc., Class B	350	15,056
Bank of Montreal	183	10,631
Dollarama, Inc.	153	10,335
Linamar Corp.	178	10,344

		46,366

China — 2.1%
CNOOC Ltd.	7,000	7,907
CNOOC, Ltd., SP ADR	24	2,728
NetEase, Inc., ADR	77	11,129

		21,764

Denmark — 3.4%
Novo Nordisk AS, Class B	353	18,746
Vestas Wind Systems AS	272	15,859

		34,605

Finland — 1.9%
Sampo Oyj, Class A	400	19,551

France — 4.5%
AXA SA	700	18,682
Casino Guichard Perrachon SA	92	5,286
Thales SA	105	7,591
TOTAL SA	155	7,496

	Number of Shares	Value

COMMON STOCKS — (Continued)
France — (Continued)
Valeo SA	48	$7,412

		46,467

Germany — 3.0%
Continental AG	32	7,684
CTS Eventim AG & Co KGaA	141	5,519
Hannover Rueck SE	76	8,786
Krones AG	75	9,021

		31,010

Hong Kong — 2.6%
AIA Group Ltd.	3,600	21,108
Noble Group Ltd.	14,700	5,278

		26,386

India — 0.9%
Tata Motors, Ltd., SP ADR*	300	8,871

Indonesia — 0.5%
Telekomunikasi Indonesia Tbk PT, SP ADR	132	5,248

Japan — 7.9%
Century Tokyo Leasing Corp.	300	10,176
CyberAgent, Inc.	200	8,214
ITOCHU Corp.	1,600	20,021
Mitsubishi Electric Corp.	600	6,249
NHK Spring Co., Ltd.	400	4,071
ORIX Corp.	700	10,223
Start Today Co., Ltd.	300	10,045
Sumitomo Mitsui Financial Group, Inc.	300	11,968

		80,967

The accompanying notes are an integral part of the financial statements.

11

Rivington Diversified Global Equity Fund by WHV

Portfolio of Investments (Continued)

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — 0.6%
America Movil SAB de CV, SP ADR, Class L	356	$6,340

Netherlands — 1.7%
ING Groep NV, CVA	300	4,366
Royal Dutch Shell PLC, Class A	479	12,548

		16,914

Singapore — 0.7%
DBS Group Holdings Ltd.	600	7,377

South Korea — 0.6%
Samsung Electronics Co. Ltd., GDR	10	5,975

Sweden — 3.3%
Investor AB, Class B	729	26,979
Skandinaviska Enskilda Banken AB, Class A	622	6,532

		33,511

Switzerland — 2.7%
Swiss Re AG	80	7,426
UBS Group AG, Registered Shares	1,010	20,172

		27,598

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	125	2,745

Thailand — 0.8%
Krung Thai Bank PCL, NVDR	17,300	8,301

United Kingdom — 4.7%
Berkeley Group Holdings PLC	180	9,187

	Number of Shares	Value

COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Dialog Semiconductor PLC*	224	$8,287
GKN PLC	1,791	7,914
Legal & General Group PLC	2,456	9,890
Shire PLC	92	6,967
Stagecoach Group PLC	1,194	6,367

		48,612

United States — 53.3%
Aetna, Inc.	73	8,379
Alphabet, Inc., Class A*	40	29,496
Apple, Inc.	275	32,862
AutoZone, Inc.*	25	19,610
Berkshire Hathaway Inc., Class B*	150	20,403
Bright Horizons Family Solutions, Inc.*	156	9,987
Cal-Maine Foods, Inc.	178	9,516
Carter’s, Inc.	100	9,088
Casey’s General Stores, Inc.	138	14,658
Centene Corp.*	169	10,052
Chevron Corp.	223	20,266
Costco Wholesale Corp.	142	22,453
Deluxe Corp.	75	4,466
Exxon Mobil Corp.	332	27,470
Fifth Third Bancorp	1,000	19,050
General Dynamics Corp.	71	10,549
Gilead Sciences, Inc.	146	15,787
Global Payments, Inc.	76	10,367
Harris Corp.	91	7,201
Health Net, Inc.*	182	11,695
Home Depot, Inc. (The)	125	15,455

The accompanying notes are an integral part of the financial statements.

12

Rivington Diversified Global Equity Fund by WHV

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
United States — (Continued)
LyondellBasell Industries NV, Class A	200	$18,582
McKesson Corp.	55	9,834
MetLife, Inc.	100	5,038
Microsoft Corp.	300	15,792
Molina Healthcare, Inc.*	139	8,618
NIKE, Inc., Class B	127	16,641
Skyworks Solutions, Inc.	125	9,655
Starbucks Corp.	94	5,882
TJX Cos, Inc. (The)	250	18,298
Ulta Salon Cosmetics & Fragrance, Inc.*	51	8,872
UnitedHealth Group, Inc.	164	19,316
Valero Energy Corp.	160	10,547
Visa, Inc., Class A	352	27,308
Walt Disney Co. (The)	231	26,274
Wells Fargo & Co.	302	16,350

		545,817

TOTAL COMMON STOCKS (Cost $1,078,957)		1,050,242

TOTAL INVESTMENTS - 102.6% (Cost $1,078,957)		1,050,242
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6)%		(27,050)

NET ASSETS - 100.0%		$1,023,192

Legend:
ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-Voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

13

Rivington Funds by WHV

Statements of Assets and Liabilities

October 31, 2015

(Unaudited)

	Rivington Diversified International Equity Fund by WHV	Rivington Diversified Global Equity Fund by WHV
Assets
Investments, at value (Cost $1,089,952 and $1,078,957, respectively)	$1,022,043	$1,050,242
Cash	13,417	31,564
Foreign currency (Cost $14 and $7, respectively)	14	7
Receivable for investments sold	30,838	12,576
Dividends and interest receivable	2,123	1,284
Receivable from Investment Adviser	19,359	14,310
Prepaid expenses and other assets	91	94

Total assets	1,087,885	1,110,077

Liabilities
Payable for investments purchased	9,193	5,698
Payable for transfer agent fees	19,179	18,019
Payable for administration and accounting fees	18,224	14,840
Payable for legal fees	8,247	8,243
Payable for custodian fees	8,073	7,590
Payable for audit fees	7,432	7,432
Payable for printing fees	7,013	7,013
Payable for Trustees and Officers	4,209	4,209
Accrued expenses	13,848	13,841

Total liabilities	95,418	86,885

Net Assets	$992,467	$1,023,192

Net Assets Consist of:
Capital stock, $0.01 par value	$1,097	$1,094
Paid-in capital	1,089,468	1,089,338
Accumulated net investment income	3,617	2,082
Accumulated net realized loss from investments	(33,822)	(40,606)
Net unrealized depreciation on investments and foreign currency transactions	(67,893)	(28,716)

Net Assets	$992,467	$1,023,192

The accompanying notes are an integral part of the financial statements.

14

Rivington Funds by WHV

Statements of Assets and Liabilities (Concluded)

October 31, 2015

(Unaudited)

	Rivington Diversified International Equity Fund by WHV	Rivington Diversified Global Equity Fund by WHV
Class A Shares:
Net asset value and redemption price per share ($4,521 / 500 shares) and ($4,671 / 500 shares), respectively	$9.04	$9.34

Maximum offering price per share (100/94.25 of $9.04 and 100/94.25 of $9.34), respectively	$9.59	$9.91

Class I Shares:
Net asset value, offering and redemption price per share ($987,946 / 109,164 shares) and ($1,018,521 / 108,909 shares), respectively	$9.05	$9.35

The accompanying notes are an integral part of the financial statements.

15

Rivington Funds by WHV

Statements of Operations

For the Period Ended October 31, 2015*

(Unaudited)

	Rivington Diversified International Equity Fund by WHV	Rivington Diversified Global Equity Fund by WHV
Investment Income
Dividends	$7,599	$5,795
Less: foreign taxes withheld	(644)	(281)

Total investment income	6,955	5,514

Expenses
Advisory fees (Note 2)	2,492	2,562
Administration and accounting fees (Note 2)	28,513	28,513
Transfer agent fees (Note 2)	20,339	20,339
Registration and filing fees	16,436	16,436
Custodian fees (Note 2)	8,556	8,556
Legal fees	8,416	8,416
Audit fees	7,431	7,432
Printing and shareholder reporting fees	7,013	7,013
Trustees’ and officers’ fees (Note 2)	4,209	4,209
Distribution fees (Class A) (Note 2)	4	4
Other expenses	3,431	3,431

Total expenses before waivers and reimbursements	106,840	106,911

Less: waivers and reimbursements (Note 2)	(103,502)	(103,479)

Net expenses after waivers and reimbursements	3,338	3,432

Net investment income	3,617	2,082

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(32,519)	(39,749)
Net realized loss from foreign currency transactions	(1,303)	(857)
Net change in unrealized appreciation/(depreciation) on investments	(67,909)	(28,715)
Net change in unrealized appreciation/(depreciation) on foreign currency transactions	16	(1)

Net realized and unrealized loss on investments	(101,715)	(69,322)

Net decrease in net assets resulting from operations	$(98,098)	$(67,240)

*	The Funds commenced operations on June 24, 2015.

The accompanying notes are an integral part of the financial statements.

16

Rivington Diversified International Equity Fund by WHV

Statement of Changes in Net Assets

For the Period Ended October 31, 2015 (Unaudited)*
Increase/(decrease) in net assets from operations:
Net investment income	$3,617
Net realized loss from investments and foreign currency transactions	(33,822)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	(67,893)

Net decrease in net assets resulting from operations	(98,098)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	1,090,565

Total increase in net assets	992,467

Net assets
Beginning of period	—

End of period	$992,467

Accumulated net investment income, end of period	$3,617

*	The Fund commenced operations on June 24, 2015.

The accompanying notes are an integral part of the financial statements.

17

Rivington Diversified Global Equity Fund by WHV

Statement of Changes in Net Assets

For the Period Ended October 31, 2015 (Unaudited)*
Increase/(decrease) in net assets from operations:
Net investment income	$2,082
Net realized loss from investments and foreign currency transactions	(40,606)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	(28,716)

Net decrease in net assets resulting from operations	(67,240)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	1,090,432

Total increase in net assets	1,023,192

Net assets
Beginning of period	—

End of period	$1,023,192

Accumulated net investment income, end of period	$2,082

*	The Fund commenced operations on June 24, 2015.

The accompanying notes are an integral part of the financial statements.

18

Rivington Diversified International Equity Fund by WHV

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A Shares
	For the Period June 24, 2015* to October 31, 2015 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income(1)	0.03
Net realized and unrealized loss on investments	(0.99)

Net decrease in net assets resulting from operations	(0.96)

Net asset value, end of period	$9.04

Total investment return(2)	(9.60)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$5
Ratio of expenses to average net assets	1.24	%(3)
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment(4)	31.99	%(3)
Ratio of net investment income to average net assets	0.83	%(3)
Portfolio turnover rate	27.80	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

19

Rivington Diversified International Equity Fund by WHV

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I Shares
	For the Period June 24, 2015* to October 31, 2015 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income(1)	0.03
Net realized and unrealized loss on investments	(0.98)

Net decrease in net assets resulting from operations	(0.95)

Net asset value, end of period	$9.05

Total investment return(2)	(9.50)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$988
Ratio of expenses to average net assets	0.99	%(3)
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment(4)	31.74	%(3)
Ratio of net investment income to average net assets	1.08	%(3)
Portfolio turnover rate	27.80	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

20

Rivington Diversified Global Equity Fund by WHV

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A Shares
	For the Period June 24, 2015* to October 31, 2015 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income(1)	0.01
Net realized and unrealized loss on investments	(0.67)

Net decrease in net assets resulting from operations	(0.66)

Net asset value, end of period	$9.34

Total investment return(2)	(6.60)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$5
Ratio of expenses to average net assets	1.24	%(3)
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment(4)	31.14	%(3)
Ratio of net investment income to average net assets	0.35	%(3)
Portfolio turnover rate	30.16	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

21

Rivington Diversified Global Equity Fund by WHV

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I Shares
	For the Period June 24, 2015* to October 31, 2015 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income(1)	0.02
Net realized and unrealized loss on investments	(0.67)

Net decrease in net assets resulting from operations	(0.65)

Net asset value, end of period	$9.35

Total investment return(2)	(6.50)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$1,019
Ratio of expenses to average net assets	0.99	%(3)
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment(4)	30.89	%(3)
Ratio of net investment income to average net assets	0.60	%(3)
Portfolio turnover rate	30.16	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

22

Rivington Funds by WHV

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The Rivington Diversified International Equity Fund by WHV and Rivington Diversified Global Equity Fund by WHV (each a “Fund” and together the “Funds”) are diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on June 24, 2015. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds offer separate classes of shares, Class A and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $1 million or more of Class A Shares of each Fund (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $1 million or more where Foreside Funds Distributors LLC (the “Underwriter”) did not pay a commission to the selling broker-dealer.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not

23

Rivington Funds by WHV

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

have a readily available current market value are valued in accordance with procedures adopted by the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 —	quoted prices in active markets for identical securities;

●	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 —	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

24

Rivington Funds by WHV

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2015, in valuing each Fund’s investments carried at fair value:

Rivington Diversified International Equity Fund by WHV	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$31,707	$12,367	$19,340	$—
Belgium	15,687	—	15,687	—
Brazil	4,586	4,586	—	—
Canada	76,031	76,031	—	—
China	51,558	24,984	26,574	—
Denmark	48,838	—	48,838	—
Finland	30,842	—	30,842	—
France	69,743	—	69,743	—
Germany	63,825	—	63,825	—
Hong Kong	34,667	—	34,667	—
India	8,339	8,339	—	—
Indonesia	7,674	7,674	—	—
Ireland	19,614	—	19,614	—
Japan	170,478	—	170,478	—
Mexico	8,763	8,763	—	—
Netherlands	49,370	13,244	36,126	—
Singapore	17,213	—	17,213	—
South Africa	8,956	—	8,956	—
South Korea	20,911	—	20,911	—
Sweden	47,804	—	47,804	—
Switzerland	67,042	—	67,042	—
Taiwan	12,034	12,034	—	—
Thailand	10,214	—	10,214	—
United Kingdom	105,675	14,198	91,477	—
United States	40,472	40,472	—	—

Total Investments in Securities	$1,022,043	$222,692	$799,351	$—

25

Rivington Funds by WHV

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Rivington Diversified Global Equity Fund by WHV	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$13,406	$2,368	$11,038	$—
Belgium	6,688	—	6,688	—
Brazil	5,723	5,723	—	—
Canada	46,366	46,366	—	—
China	21,764	13,857	7,907	—
Denmark	34,605	—	34,605	—
Finland	19,551	—	19,551	—
France	46,467	—	46,467	—
Germany	31,010	—	31,010	—
Hong Kong	26,386	—	26,386	—
India	8,871	8,871	—	—
Indonesia	5,248	5,248	—	—
Ireland	6,967	—	6,967	—
Japan	80,967	—	80,967	—
Mexico	6,340	6,340	—	—
Netherlands	16,914	4,366	12,548	—
Singapore	7,377	—	7,377	—
South Korea	5,975	—	5,975	—
Sweden	33,511	—	33,511	—
Switzerland	27,598	—	27,598	—
Taiwan	2,745	2,745	—	—
Thailand	8,301	—	8,301	—
United Kingdom	41,645	—	41,645	—
United States	545,817	545,817	—	—

Total Investments in Securities	$1,050,242	$641,701	$408,541	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

26

Rivington Funds by WHV

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended October 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

27

Rivington Funds by WHV

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, each Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund

28

Rivington Funds by WHV

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Emerging Markets Risk — Each Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

2. Transactions with Affiliates and Related Parties

WHV serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.74% and 0.74% for the Rivington Diversified International Equity Fund by WHV and Rivington Diversified Global Equity Fund by WHV, respectively, of each Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Rivington Diversified International Equity Fund by WHV and the Rivington Diversified Global Equity Fund by WHV to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, any class-specific expenses (such as distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items, and brokerage commissions, do not exceed 0.99% (on an annual basis) of the Diversified International Equity Fund by WHV’s average daily net assets and 0.99% (on an annual basis) of the Diversified Global Equity Fund by WHV’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place with respect to each Fund until August 31, 2018 unless the Board of Trustees of FundVantage Trust (the “Trust”) approves

29

Rivington Funds by WHV

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for a Fund. No recoupment by the Adviser will occur unless a Fund’s expenses are below the respective Expense Limitation.

For the period ended October 31, 2015, investment advisory fees accrued were $2,492 and $2,562 for the Rivington Diversified International Equity Fund by WHV and Rivington Diversified Global Equity Fund by WHV, respectively. For the period ended October 31, 2015, the Adviser waived investment advisory fees of $2,492 and $2,562 and reimbursed fees of $95,984 and $95,891 for the Rivington Diversified International Equity Fund by WHV and Rivington Diversified Global Equity Fund by WHV, respectively.

As of October 31, 2015, the amount of potential recoupment by the Adviser for each Fund was as follows:

Expiration
April 30, 2019
Rivington Diversified International Equity Fund by WHV	$98,476
Rivington Diversified Global Equity Fund by WHV	98,453

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees. For the period ended October 31, 2015, BNY Mellon accrued administration and accounting fees totaling $28,513 and $28,513 and waived fees totaling $3,383 and $3,383 for the Rivington Diversified International Equity Fund by WHV and Rivington Diversified Global Equity Fund by WHV, respectively. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended October 31, 2015, BNY Mellon accrued transfer agent fees totaling $20,339 and $20,339 and waived fees totaling $1,160 and $1,160 for the Rivington Diversified International Equity Fund by WHV and Rivington Diversified Global Equity Fund by WHV, respectively.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended October 31, 2015, the Custodian accrued custodian fees totaling $8,556 and $8,556 and waived fees totaling $483 and $483 for the Rivington Diversified International Equity Fund by WHV and Rivington Diversified Global Equity Fund by WHV, respectively.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived if each Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

30

Rivington Funds by WHV

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Foreside Funds Distributors LLC (“the Underwriter”) provides principal underwriting services to the Funds.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, each Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Funds during the period ended October 31, 2015, was $38 and $39 for Rivington Diversified International Equity Fund by WHV and Rivington Diversified Global Equity Fund by WHV, respectively. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Funds or the Trust.

3. Investment in Securities

For the period from June 24, 2015 (commencement of operations) through October 31, 2015, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Funds were as follows:

	Purchases	Sales
Rivington Diversified International Equity Fund by WHV	$1,344,414	$221,943
Rivington Diversified Global Equity Fund by WHV	1,414,932	296,226

31

Rivington Funds by WHV

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

4. Capital Share Transactions

For the period from June 24, 2015 (commencement of operations) through October 31, 2015, transactions in capital shares (authorized shares unlimited) were as follows:

	Rivington Diversified
	International Equity Fund
	by WHV
	For the Period Ended
	October 31, 2015
	(Unaudited)
	Shares	Amount
Class A Shares
Sales	500	$5,000

Net increase	500	$5,000

Class I Shares
Sales	109,282	$1,086,577
Redemptions	(118)	(1,012)

Net increase	109,164	$1,085,565

Total net increase	109,664	$1,090,565

	Rivington Diversified
	Global Equity Fund
	by WHV
	For the Period Ended
	October 31, 2015
	(Unaudited)
	Shares	Amount
Class A Shares
Sales	500	$5,000

Net increase	500	$5,000

Class I Shares
Sales	108,912	$1,085,459
Redemptions	(3)	(27)

Net increase	108,909	$1,085,432

Total net increase	109,409	$1,090,432

32

Rivington Funds by WHV

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax	Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Rivington Diversified International Equity Fund by WHV	$1,089,952	$14,358	$(82,267)	$(67,909)
Rivington Diversified Global Equity Fund by WHV	1,078,957	30,624	(59,339)	(28,715)

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

33

Rivington Funds by WHV

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 948-4685 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on June 23-24, 2015 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved an advisory agreement (the “Agreement”) between WHV Investments, Inc. (“WHV” or the “Adviser”) and the Trust, on behalf of each of the Rivington Diversified International Equity Fund by WHV (the “International Fund”) and the Rivington Diversified Global Equity Fund by WHV (the “Global Fund”) (each, a “Fund” and collectively, the “Funds”) for an initial two year period. In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services to be performed for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Funds, (iv) investment performance of similarly managed accounts, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Funds, and (x) compliance with federal securities laws and other regulatory requirements. The Trustees noted that they had previously received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

34

Rivington Funds by WHV

Other Information (Continued)

(Unaudited)

Representatives from WHV attended the Meeting both in person and telephonically and discussed the firm’s history, performance and investment strategy in connection with the proposed approval of the Agreement and answered questions from the Board.

The Trustees reviewed performance information for a comparable fund and for a separate account managed by the International Fund’s portfolio manager in a substantially similar manner as the International Fund (and chronologically-linked performance of such investment vehicles), including a comparison to the MSCI ACWI Ex USA Index. The Trustees also reviewed performance for a comparable fund and for a separate account managed by the Global Fund’s portfolio manager in a substantially similar manner as the Global Fund (and chronologically-linked performance of such investment vehicles), including a comparison to the MSCI ACWI Index.

WHV provided information regarding its proposed advisory fees and an analysis of these fees in relation to the delivery of services to be provided to the Funds and any other ancillary benefit resulting from the Adviser’s relationship with the Funds. The Trustees also reviewed information regarding the fees the Adviser charges to other clients and evaluated explanations provided by the Adviser as to differences in the fees proposed to be charged to the Funds and other similarly managed accounts. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the proposed advisory fees and services to be provided by WHV are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided at the Meeting.

The Board considered the level and depth of knowledge of WHV, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services to be provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account WHV’s compliance policies and procedures and reports regarding WHV’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services to be provided to the Funds by the Adviser and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Funds are likely to benefit from the provision of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively.

The Trustees considered the anticipated costs of the services to be provided by the Adviser, the proposed compensation and expected benefits to be received by the Adviser in providing services to the Funds, as well as the Adviser’s anticipated profitability. The Trustees noted that the Adviser’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that the Adviser’s

35

Rivington Funds by WHV

Other Information (Concluded)

(Unaudited)

profits are sufficient to continue as a healthy concern generally and as investment adviser of the Funds specifically. The Trustees concluded that WHV’s contractual advisory fee level was reasonable in relation to the nature and quality of the services to be provided, taking into account the projected growth and size of the Funds, and the expense limitations agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Funds grow, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees noted that economies of scale may be achieved at higher asset levels for the Funds for the benefit of fund shareholders, but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interests of the Funds and their shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement with respect to each Fund for an initial two-year period.

36

Rivington Funds by WHV

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (888) 948-4685.

37

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

WHV Investments, Inc.

301 Battery Street

Suite 400

San Francisco, CA 94111-3203

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

Rivington Diversified

International Equity Fund

by WHV

Rivington Diversified

Global Equity Fund

by WHV

of

FundVantage Trust

Class A Shares

Class I Shares

SEMI-ANNUAL REPORT

October 31, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Rivington Diversified International Equity Fund by WHV and Rivington Diversified Global Equity Fund by WHV. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Rivington Diversified International Equity Fund by WHV and Rivington Diversified Global Equity Fund by WHV.

RIV-1015

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Semi-Annual Report

Performance Data

October 31, 2015

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2015*
	Six Months†	1 Year	Since Inception
Class A Shares (with sales charge)	-12.69%	-10.51%	-2.40%
Class A Shares (without sales charge)	-7.37%	-5.03%	0.41%
Class I Shares	-7.26%	-4.70%	0.67%
Russell 2000 Value Index	-4.83%	-2.88%	3.85%*	*

†	Not Annualized.

*	The WHV/Seizert Small Cap Equity Fund (“The Fund”) commenced operations on September 30, 2013.

**	Benchmark performance is from inception date of the Fund (September 30, 2013) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.75% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 3.27% and 1.50%, respectively, for Class A Shares and 3.02% and 1.25%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2015, and may differ from the actual expenses incurred by the Fund for the period covered by this report. WHV Investments, Inc. (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items, and brokerage commissions) do not exceed 1.25% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until September 30, 2016 unless the Board of Trustees approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. The net ratios shown do not include acquired fund fees and expenses estimated to be 0.02% annually.

The Fund evaluates its performance as compared to that of the Russell 2000 Value Index, which measures the performance of the small-cap value segment of the U.S. equity universe. Please note an investor cannot invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. Investments in small capitalization companies present a greater risk of loss than investments in large companies due to greater volatility and less liquidity.

1

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Fund Expense Disclosure

October 31, 2015

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2015 through October 31, 2015, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Fund Expense Disclosure (Concluded)

October 31, 2015

(Unaudited)

	WHV/Seizert Small Cap Value Equity Fund
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$926.30	$7.26
Hypothetical (5% return before expenses)	1,000.00	1,017.60	7.61
Class I Shares
Actual	$1,000.00	$927.40	$6.06
Hypothetical (5% return before expenses)	1,000.00	1,018.85	6.34

*Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2015 of 1.50% and 1.25% for Class A and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of (7.37%) and (7.26%) for Class A and Class I Shares, respectively.

3

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio Holdings Summary Table

October 31, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Thrifts & Mortgage Finance	16.1%	$ 2,025,642
Commercial Banks	14.7	1,849,659
Semiconductors & Semiconductor Equipment	9.3	1,175,455
Specialty Retail	5.1	643,547
Biotechnology	5.0	632,818
Electronic Equipment, Instruments & Components	4.2	529,490
Insurance	4.1	523,730
Software	3.6	457,748
Auto Components	3.2	400,682
Metals & Mining	3.1	396,561
Aerospace & Defense	2.6	327,546
Technology Hardware, Storage & Peripherals	2.6	327,248
Health Care Providers & Services	2.5	316,715
Construction & Engineering	2.4	297,585
Real Estate Investment Trusts	2.2	275,229
Internet Software & Services	2.0	254,364
Professional Services	2.0	253,073
IT Services	1.7	208,887
Health Care Technology	1.6	207,083
Hotels, Restaurants & Leisure	1.6	199,748
Media	1.5	190,263
Oil, Gas & Consumable Fuels	1.5	187,595
Real Estate Management & Development	1.5	183,379
Machinery	1.4	179,928
Commercial Services & Supplies	1.3	169,932
Energy Equipment & Services	0.8	100,873
Other Assets in Excess of Liabilities	2.4	298,573
NET ASSETS	100.0%	$12,613,353

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.6%
Aerospace & Defense — 2.6%
KLX, Inc.*	8,375	$327,546

Auto Components — 3.2%
China Automotive Systems, Inc.*	27,686	166,116
Superior Industries International, Inc.	11,919	234,566

		400,682

Biotechnology — 5.0%
Emergent Biosolutions, Inc.*	8,614	276,940
Enanta Pharmaceuticals, Inc.*	6,212	174,495
Myriad Genetics, Inc.*	4,493	181,383

		632,818

Commercial Banks — 14.7%
Blue Hills Bancorp, Inc.	22,001	312,194
Centerstate Banks, Inc.	15,433	225,013
HomeTrust Bancshares, Inc.*	10,537	199,571
International Bancshares Corp.	9,153	246,673
National Bank Holdings Corp., Class A	13,539	298,670
Popular, Inc.	9,230	272,931
Republic Bancorp, Inc., Class A	11,585	294,607

		1,849,659

Commercial Services & Supplies — 1.3%
Quad/Graphics, Inc.	13,173	169,932

Construction & Engineering — 2.4%
KBR, Inc.	16,138	297,585

	Number of Shares	Value

COMMON STOCKS — (Continued)
Electronic Equipment, Instruments & Components — 4.2%
Celestica, Inc., ADR (Canada)*	9,696	$108,789
Multi-Fineline Electronix, Inc.*	14,060	261,235
Vishay Intertechnology, Inc.	15,044	159,466

		529,490

Energy Equipment & Services — 0.8%
Helix Energy Solutions Group, Inc.*	17,452	100,873

Health Care Providers & Services — 2.5%
Magellan Health Services, Inc.*	5,931	316,715

Health Care Technology — 1.6%
Quality Systems, Inc.	14,739	207,083

Hotels, Restaurants & Leisure — 1.6%
Biglari Holdings, Inc.*	520	199,748

Insurance — 4.1%
FBL Financial Group, Inc., Class A	3,541	222,729
Maiden Holdings Ltd., ADR (Bermuda)	19,357	301,001

		523,730

Internet Software & Services — 2.0%
j2 Global, Inc.	3,280	254,364

IT Services — 1.7%
Sykes Enterprises, Inc.*	7,203	208,887

Machinery — 1.4%
FreightCar America, Inc.	9,897	179,928

Media — 1.5%
Tribune Publishing Co.	20,155	190,263

The accompanying notes are an integral part of the financial statements.

5

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments (Concluded)

October 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Metals & Mining — 3.1%
Nevsun Resources Ltd., ADR (Canada)	132,187	$396,561

Oil, Gas & Consumable Fuels — 1.5%
Denbury Resources, Inc.	52,993	187,595

Professional Services — 2.0%
RPX Corp.*	17,772	253,073

Real Estate Investment Trusts — 2.2%
Anworth Mortgage Asset Corp.	24,962	119,069
Redwood Trust, Inc.	11,759	156,160

		275,229

Real Estate Management & Development — 1.5%
Nam Tai Property, Inc.	31,134	183,379

Semiconductors & Semiconductor Equipment — 9.3%
ChipMOS Technologies Bermuda Ltd., ADR (Bermuda)	17,737	314,477
Kulicke & Soffa Industries, Inc.*	30,749	325,939
Nova Measuring Instruments Ltd., ADR (Israel)*	24,484	251,940
OmniVision Technologies, Inc.*	9,806	283,099

		1,175,455

Software — 3.6%
AVG Technologies NV ADR, (Netherlands)*	11,029	261,387
EnerNOC, Inc.*	25,046	196,361

		457,748

	Number of Shares	Value

COMMON STOCKS — (Continued)
Specialty Retail — 5.1%
Francesca’s Holdings Corp.*	14,555	$206,827
Outerwall, Inc.	4,506	270,360
Systemax, Inc.*	17,946	166,360

		643,547

Technology Hardware, Storage & Peripherals — 2.6%
QLogic Corp.*	26,391	327,248

Thrifts & Mortgage Finance — 16.1%
Astoria Financial Corp.	12,843	204,974
Beneficial Bancorp, Inc.*	23,798	330,078
Charter Financial Corp.	25,054	328,207
Clifton Bancorp, Inc.	21,072	307,230
Kearny Financial Corp.	25,988	310,557
Northfield Bancorp, Inc.	18,039	276,358
Waterstone Financial, Inc.	20,138	268,238

		2,025,642

TOTAL COMMON STOCKS (Cost $12,199,647)		12,314,780

TOTAL INVESTMENTS - 97.6% (Cost $12,199,647)		12,314,780
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%		298,573

NET ASSETS - 100.0%		$12,613,353

*	Non-income producing.

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

6

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Statement of Assets and Liabilities

October 31, 2015

(Unaudited)

Assets
Investments, at value (Cost $12,199,647)	$12,314,780
Cash	372,573
Receivable for investments sold	14,133
Receivable for capital shares sold	4,349
Dividends and interest receivable	1,069
Receivable from Investment Adviser	14,844
Prepaid expenses and other assets	43,904
Total assets	12,765,652
Liabilities
Payable for investments purchased	10,065
Payable for capital shares redeemed	101,433
Payable for administration and accounting fees	11,637
Payable for audit fees	9,385
Payable for custodian fees	8,593
Payable for transfer agent fees	2,340
Accrued expenses	8,846
Total liabilities	152,299
Net Assets	$12,613,353
Net Assets Consist of:
Capital stock, $0.01 par value	$ 12,503
Paid-in capital	13,486,959
Accumulated net investment income	75,397
Accumulated net realized loss from investments	(1,076,639)
Net unrealized appreciation on investments	115,133
Net Assets	$12,613,353

Class A Shares:
Net asset value, redemption price per share ($2,875,331 / 285,988 shares)	$10.05
Maximum offering price per share (100/94.25 of $10.05)	$10.66

Class I Shares:
Net asset value, offering and redemption price per share ($9,738,022 / 964,300 shares)	$10.10

The accompanying notes are an integral part of the financial statements.

7

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Statement of Operations

For the Six Months Ended October 31, 2015

(Unaudited)

Investment Income
Dividends	$112,713
Less: foreign taxes withheld	(1,311)
Interest	12

Total investment income	111,414

Expenses
Advisory fees (Note 2)	60,795
Administration and accounting fees (Note 2)	35,147
Transfer agent fees (Note 2)	33,613
Custodian fees (Note 2)	20,940
Audit fees	10,744
Registration and filing fees	10,012
Distribution fees (Class A) (Note 2)	3,548
Printing and shareholder reporting fees	3,000
Trustees’ and officers’ fees (Note 2)	1,593
Legal fees	1,418
Other expenses	8,173

Total expenses before waivers and reimbursements	188,983

Less: waivers and reimbursements (Note 2)	(109,442)

Net expenses after waivers and reimbursements	79,541

Net investment income	31,873

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(488,404)
Net change in unrealized appreciation/(depreciation) on investments	(385,645)

Net realized and unrealized loss on investments	(874,049)

Net decrease in net assets resulting from operations	$(842,176)

The accompanying notes are an integral part of the financial statements.

8

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Increase/(Decrease) in net assets from operations:
Net investment income	$31,873	$44,107
Net realized loss from investments	(488,404)	(579,395)
Net change in unrealized appreciation/(depreciation) on investments	(385,645)	371,844

Net decrease in net assets resulting from operations	(842,176)	(163,444)

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A Shares	—	—
Class I Shares	—	(4,672)

Total net investment income	—	(4,672)

Net realized capital gains:
Class A Shares	—	(9,050)
Class I Shares	—	(38,787)

Total net realized capital gains	—	(47,837)

Net decrease in net assets from dividends and distributions to shareholders	—	(52,509)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	1,491,550	6,994,763

Total increase in net assets	649,374	6,778,810

Net assets
Beginning of period	11,963,979	5,185,169

End of period	$12,613,353	$11,963,979

Accumulated net investment income, end of period	$75,397	$43,524

The accompanying notes are an integral part of the financial statements.

9

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A Shares
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Period September 30, 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$10.85		$11.22	$10.00

Net investment income(1)	0.02		0.02	—	(2)
Net realized and unrealized gain/(loss) on investments	(0.82)		(0.35)	1.22

Net increase/(decrease) in net assets resulting from operations	(0.80)		(0.33)	1.22

Dividends and distributions to shareholders from:
Net realized gains	—		(0.04)	—

Total dividends and distributions to shareholders	—		(0.04)	—

Net asset value, end of period	$10.05		$10.85	$11.22

Total investment return(3)	(7.37%)		(2.95%)	12.10%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$2,875		$2,727	$1,649
Ratio of expenses to average net assets	1.50	%(4)	1.50%	1.50	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	3.30	%(4)	3.44%	16.06	%(4)
Ratio of net investment income to average net assets	0.33	%(4)	0.20%	0.04	%(4)
Portfolio turnover rate	29.50	%(6)	101.90%	36.00	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I Shares
	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Period September 30, 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$10.89		$11.23	$10.00

Net investment income(1)	0.03		0.05	0.02
Net realized and unrealized gain/(loss) on investments	(0.82)		(0.35)	1.21

Net increase/(decrease) in net assets resulting from operations	(0.79)		(0.30)	1.23

Dividends and distributions to shareholders from:
Net investment income	—		— (2)	—
Net realized gains	—		(0.04)	—

Total dividends and distributions to shareholders	—		(0.04)	—

Net asset value, end of period	$10.10		$10.89	$11.23

Total investment return(3)	(7.26%)		(2.64%)	12.30%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$9,738		$9,237	$3,537
Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	3.05	%(4)	3.00%	17.69	%(4)
Ratio of net investment income to average net assets	0.58	%(4)	0.45%	0.30	%(4)
Portfolio turnover rate	29.50	%(6)	101.90%	36.00	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

11

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements

October 31, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The WHV/Seizert Small Cap Value Equity Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 30, 2013. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $1 million or more of Class A Shares of the Fund (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $1 million or more where Foreside Funds Distributors LLC (the “Underwriter”) did not pay a commission to the selling broker-dealer. As of October 31, 2015, Class C shares had not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

12

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1	—	quoted prices in active markets for identical securities;

●	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$12,314,780	$12,314,780	$—	$ —

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning

13

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

14

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

WHV serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items, and brokerage commissions) do not exceed 1.25% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until September 30, 2016, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
As of October 31, 2015, the amount of potential recovery was as follows:

	Expiration
April 30, 2017	April 30, 2018	April 30, 2019
$119,158	$199,526	$109,442

For the six months ended October 31, 2015, the investment adviser earned and waived fees of $60,795 and reimbursed other fees of $48,647.

15

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

Seizert Capital Partners, LLC (“Seizert” or the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Sub-Adviser provides certain services pursuant to a sub-advisory agreement among WHV, the Sub-Adviser and the Trust, on behalf of the Fund. Sub-Advisory fees are paid by WHV, not the Fund.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon and the Custodian have the ability to recover amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”), provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2015 was $703. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2015, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$4,873,562	$3,489,155

16

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2015 and the year ended April 30, 2015, transactions in capital shares (authorized shares unlimited) were as follows:

	For the
	Six Months Ended		For the
	October 31, 2015		Year Ended
	(Unaudited)		April 30, 2015
	Shares	Amount	Shares	Amount
Class A Shares
Sales	52,037	$534,189	132,731	$1,430,087
Reinvestments	—	—	784	8,234
Redemptions*	(17,310)	(173,544)	(29,232)	(313,822)

Net increase	34,727	$360,645	104,283	$1,124,499

Class I Shares
Sales	129,533	$1,270,653	935,288	$10,255,190
Reinvestments	—	—	4,127	43,459
Redemptions*	(13,707)	(139,748)	(405,982)	(4,428,385)

Net increase	115,826	$1,130,905	533,433	$5,870,264

Total net increase	150,553	$1,491,550	637,716	$6,994,763

*	Prior to September 1, 2014, there was a 2.00% redemption fee that may have been charged on shares redeemed which had been held for 30 days or less. The redemption fee was retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in-capital. Effective September 1, 2014, this redemption fee was discontinued and is no longer charged. For the six months period ending October 31, 2015, there were no redemption fees charged.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

17

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2015

(Unaudited)

The tax character of distributions paid by the Fund during the year ended April 30, 2015 was as follows:

Ordinary Income Dividend	Long-Term Capital Gain Dividend
$52,491	$18

For the year ended April 30, 2014, the Fund had no distributions paid. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
$(94,824)	$44,939	$—	$229,810	$(222,445)	$(1,413)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of October 31, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$12,199,647

Gross unrealized appreciation	$1,133,791
Gross unrealized depreciation	(1,018,658)

Net unrealized appreciation	$115,133

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2015, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2015. For the year ended April 30, 2015, the Fund deferred to May 1, 2015 the following losses:

Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
$—	$187,720	$34,725

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions.

18

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Concluded)

October 31, 2015

(Unaudited)

As of April 30, 2015, the Fund had capital loss carryforward of $94,824, of which $94,301 were short-term losses and $523 were long-term losses.

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 948-4685 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on September 21-22, 2015 (the “Meeting”), the Board of Trustees (“Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement (the “Agreement”) between the Trust, on behalf of the WHV/Seizert Small Cap Value Equity Fund (the “Fund”), and WHV Investments, Inc. (“WHV” or the “Adviser”) for an additional one year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information provided by the Adviser regarding (i) services performed for the Fund, (ii) the size and qualifications of the Adviser’s staff, (iii) any potential or actual material conflicts of interest in relation to the Adviser’s management of the Fund and other clients and oversight of the Fund’s sub-adviser in this regard, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, and (x) compliance with the Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with the Adviser and the Fund’s sub-adviser at Board meetings throughout the year covering matters including: the relative performance of the Fund; compliance with the investment objectives, policies, strategies and

20

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Other Information (Continued)

(Unaudited)

limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. At the Meeting, the Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from WHV attended the Meeting both in person and via teleconference. The representatives from WHV discussed the firm’s history, track record and investment services in connection with the proposed approval of the Agreement and answered questions from the Board.

The Trustees considered the investment performance information for the Fund. The Trustees reviewed performance information for the Fund as compared to its respective Lipper category for the year to date, one year and since inception periods ended June 30, 2015. The Trustees also received performance information for the Fund’s Class I shares as compared to its respective benchmark index as well as the similarly managed account or comparable separate account composite (of the Fund’s sub-adviser) for the one year and since inception periods ended June 30, 2015. The Trustees also reviewed commentary provided by the Adviser and the Fund’ sub-adviser regarding the performance data and the various factors contributing to the Fund’s performance. The Trustees noted that while absolute performance was positive for certain periods ended June 30, 2015, the Fund’s relative performance lagged the median of its respective Lipper peer groups. The Trustees noted that the Class A shares and Class I shares of the Fund underperformed each of the Russell 2000 Value Total Return Index and the median of the Lipper 2000 Value category, the Fund’s applicable Lipper peer group, for the year to date, one year and since inception periods ended June 30, 2015. The Trustees considered explanations provided by the Adviser regarding the various factors contributing to the relative underperformance of the Fund, including, among other things, differences in the Fund’s investment strategy and portfolio construction in comparison to the peer funds included in its Lipper peer group. The Board discussed with the Adviser the reasons behind such results for the Fund, including the steps being undertaken by the Adviser to seek to improve such performance. The Trustees considered other factors that supported the continuation of the Advisory Agreement, including the following: (i) that the sub-adviser’s investment decisions, such as security selection and sector allocation, contributing to such underperformance were consistent with the Fund’s investment objective and policies. Taking note of the Adviser’s discussion of (i) the various factors contributing to the Fund’s performance and (ii) its continuing commitment to the Fund’s current investment strategy, the Independent Trustees concluded that the investment performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees considered the fees that the Fund’s sub-adviser charges to its separately managed accounts, and evaluated the explanations provided by the Adviser as to the differences in the aggregate fees charged to the Fund and such separately managed accounts. The Trustees reviewed

21

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Other Information (Continued)

(Unaudited)

fees charged by other advisers that manage comparable mutual funds with similar strategies to those of the Fund. The Trustees noted that the net total expense ratio and the gross advisory fee of the Fund’s Class A shares and Class I shares were higher than the median net total expense ratio and gross advisory fee of funds with a similar share class in the Lipper 2000 Value Total Return category with $250 million or less in assets. The Trustees concluded that the advisory fee and services to be provided by the Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund as measured by the information provided at the Meeting.

The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Trustees also took into account the compliance policies and procedures of WHV, and reports regarding WHV’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the Agreement. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated its ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Fund as well as the Adviser’s profitability. It was noted that the Adviser’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund specifically. The Trustees concluded that the Adviser’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund was reasonable, taking into account the growth and size of the Fund and the quality of services provided by the Adviser and the expense limitations agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders, but that because such economies of scale did not yet exist and were not likely to exist in the near term, the Adviser did not believe it was appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

22

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Other Information (Concluded)

(Unaudited)

In voting to approve the continuation of the Agreement with respect to the Fund, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to the Fund for an additional one year period.

23

Investment Adviser

WHV Investments, Inc.

301 Battery Street

Suite 400

San Francisco, CA 94111-3203

Sub-Adviser

Seizert Capital Partners, LLC

185 Oakland Avenue

Suite 100

Birmingham, MI 48009-3433

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

SEI-1015

As Sub-Advised by

WHV/SEIZERT

SMALL CAP VALUE

EQUITY FUND

of

FundVantage Trust

Class A Shares

Class I Shares

SEMI-ANNUAL REPORT

October 31, 2015 (Unaudited)

This report is submitted for the general information of the shareholders of the WHV/Seizert Small Cap Value Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the WHV/Seizert Small Cap Value Equity Fund.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	12/31/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	12/31/2015

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and
Chief Financial Officer
(principal financial officer)

Date	12/31/2015

* Print the name and title of each signing officer under his or her signature.